Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Convertible Fund
Core Fixed Income Fund
Core Plus Bond Fund
Floating Rate Fund
High Yield Fund
Income Fund
Inflation Focused Fund
Multi-Asset Balanced Opportunity Fund
Multi-Asset Income Fund
Short Duration Core Bond Fund
Short Duration Income Fund
Total Return Fund
Ultra Short Bond Fund

For the period ended August 31, 2025

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 97.73%

CONVERTIBLE BONDS 83.63%

Aerospace/Defense 1.01%
AeroVironment, Inc.	Zero Coupon	7/15/2030	$5,700,000	$6,084,750

Beverages 4.60%
MGP Ingredients, Inc.	1.875%	11/15/2041	29,350,000	27,833,318

Biotechnology 2.53%
Alnylam Pharmaceuticals, Inc.	1.00%	9/15/2027	2,075,000	3,373,950
Bridgebio Pharma, Inc.	2.50%	3/15/2027	5,700,000	7,959,685
Celcuity, Inc.	2.75%	8/1/2031	3,000,000	3,988,131
Total				15,321,766

Commercial Services 4.61%
Affirm Holdings, Inc.†	0.75%	12/15/2029	7,025,000	8,460,272
Block, Inc.	Zero Coupon	5/1/2026	13,700,000	13,271,624
Stride, Inc.	1.125%	9/1/2027	1,970,000	6,125,518
Total				27,857,414

Computers 11.30%
Lumentum Holdings, Inc.	0.50%	6/15/2028	8,600,000	10,423,435
Parsons Corp.	2.625%	3/1/2029	9,350,000	10,457,975
Rubrik, Inc.†	Zero Coupon	6/15/2030	6,000,000	6,305,083
Seagate HDD Cayman (Cayman Islands)(a)	3.50%	6/1/2028	5,854,000	12,046,187
Super Micro Computer, Inc.	3.50%	3/1/2029	11,850,000	11,726,500
Western Digital Corp.	3.00%	11/15/2028	4,275,000	9,533,250
Zscaler, Inc.†	Zero Coupon	7/15/2028	8,000,000	7,800,875
Total				68,293,305

Cosmetics/Personal Care 0.66%
Oddity Finance LLC†	Zero Coupon	6/15/2030	4,000,000	3,978,573

Diversified Financial Services 3.84%
Coinbase Global, Inc.	0.50%	6/1/2026	7,535,000	8,099,480
SoFi Technologies, Inc.†	Zero Coupon	10/15/2026	11,775,000	15,086,208
Total				23,185,688

Electric 3.62%
Duke Energy Corp.	4.125%	4/15/2026	6,415,000	6,878,484
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,839,515
Southern Co.	4.50%	6/15/2027	8,315,000	9,183,917
Total				21,901,916

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 1.02%
Mirion Technologies, Inc.†	0.25%	6/1/2030		$5,500,000	$6,151,750

Engineering & Construction 0.61%
SPIE SA	2.00%	1/17/2028	EUR	2,100,000	3,668,667

Entertainment 2.15%
Live Nation Entertainment, Inc.	3.125%	1/15/2029		$7,900,000	13,013,406

Equity Real Estate 2.14%
Redfin Corp.	0.50%	4/1/2027		14,000,000	12,949,760

Health Care-Products 3.00%
Guardant Health, Inc.	1.25%	2/15/2031		6,985,000	9,485,630
iRhythm Technologies, Inc.	1.50%	9/1/2029		6,375,000	8,660,438
Total					18,146,068

Home Builders 0.86%
Meritage Homes Corp.	1.75%	5/15/2028		5,000,000	5,230,338

Internet 16.79%
Alibaba Group Holding Ltd. (Hong Kong)(a)	0.50%	6/1/2031		6,550,000	9,484,400
DoorDash, Inc.†	Zero Coupon	5/15/2030		8,900,000	9,616,450
Match Group Financeco 2, Inc.†	0.875%	6/15/2026		6,242,000	6,075,326
PDD Holdings, Inc. (Ireland)(a)	Zero Coupon	12/1/2025		6,000,000	5,927,735
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026		24,800,000	23,691,948
Sea Ltd. (Singapore)(a)	2.375%	12/1/2025		2,110,000	4,356,095
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025		22,313,000	23,384,024
Spotify USA, Inc.	Zero Coupon	3/15/2026		3,130,000	4,206,720
Uber Technologies, Inc.	Zero Coupon	12/15/2025		8,900,000	10,488,650
Wayfair, Inc.	3.25%	9/15/2027		3,100,000	4,258,470
Total					101,489,818

Investment Companies 2.21%
Core Scientific, Inc.†	Zero Coupon	6/15/2031		6,950,000	7,152,974
Terawulf, Inc.†	1.00%	9/1/2031		6,000,000	6,213,000
Total					13,365,974

Leisure Time 0.39%
Carnival Corp.	5.75%	12/1/2027		950,000	2,332,813

Machinery: Construction & Mining 0.91%
Siemens Energy Finance BV	5.625%	9/14/2025	EUR	800,000	5,474,471

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.78%
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027	$3,700,000	$4,726,798

Mining 0.56%
Centrus Energy Corp.†	Zero Coupon	8/15/2032	3,000,000	3,366,000

Miscellaneous Manufacturing 1.02%
Axon Enterprise, Inc.	0.50%	12/15/2027	1,885,000	6,160,651

Oil & Gas 1.09%
Borr Drilling Ltd.	5.00%	2/8/2028	7,400,000	6,594,972

REITS 2.40%
Welltower OP LLC†	3.125%	7/15/2029	10,300,000	14,483,858

Semiconductors 2.18%
Impinj, Inc.	1.125%	5/15/2027	2,175,000	3,819,593
ON Semiconductor Corp.	Zero Coupon	5/1/2027	6,700,000	7,679,875
ON Semiconductor Corp.	0.50%	3/1/2029	1,836,000	1,700,595
Total				13,200,063

Software 10.36%
Cloudflare, Inc.	Zero Coupon	8/15/2026	9,326,000	11,399,236
Guidewire Software, Inc.†	1.25%	11/1/2029	5,875,000	6,629,937
Life360, Inc.†	Zero Coupon	6/1/2030	4,000,000	5,192,419
RingCentral, Inc.	Zero Coupon	3/15/2026	22,565,000	21,944,448
Strategy, Inc.†	Zero Coupon	12/1/2029	13,650,000	12,308,095
Unity Software, Inc.†	Zero Coupon	3/15/2030	3,800,000	5,156,077
Total				62,630,212

Telecommunications 2.99%
Applied Digital Corp.†	2.75%	6/1/2030	900,000	1,648,712
AST SpaceMobile, Inc.†	2.375%	10/15/2032	2,123,000	2,202,829
BlackSky Technology, Inc.†	8.25%	8/1/2033	4,650,000	4,917,375
GDS Holdings Ltd. (China)†(a)	2.25%	6/1/2032	4,750,000	6,108,500
Xiaomi Best Time International Ltd. (Hong Kong)(a)	Zero Coupon	12/17/2027	2,200,000	3,191,100
Total				18,068,516
Total Convertible Bonds (cost $453,791,346)				505,510,865

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2025

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 14.10%

Aerospace & Defense 3.53%
Boeing Co.	6.00%	285,285	$21,320,775

Banks 3.66%
Bank of America Corp.	7.25%	17,654	22,112,518

Capital Markets 2.21%
ARES Management Corp.	6.750%	98,520	5,459,492
KKR & Co., Inc.	6.250%	143,500	7,894,962
Total			13,354,454

Chemicals 0.56%
Albemarle Corp.	7.25%	86,100	3,411,282

Electric: Utilities 1.56%
NextEra Energy, Inc.	7.299%	191,400	9,417,184

Financial Services 0.70%
Apollo Global Management, Inc.	6.75%	58,872	4,233,912

Semiconductors & Semiconductor Equipment 1.19%
Microchip Technology, Inc.(b)	7.50%	120,060	7,190,393

Trading Companies & Distributors 0.69%
QXO, Inc.	5.50%	72,500	4,170,200
Total Convertible Preferred Stocks (cost $77,989,088)			85,210,718
Total Long-Term Investments (cost $531,780,434)			590,721,583

		Principal Amount‡

OPTIONS PURCHASED 1.56% (cost $12,591,546)			9,445,277

SHORT-TERM INVESTMENTS 1.04%

REPURCHASE AGREEMENTS 0.78%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $4,730,900 of U.S. Treasury Note at 4.375% due 7/15/2027; value: $4,815,768; proceeds: $4,723,337 (cost $4,721,238)		$4,721,238	4,721,238

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2025

Investments	Principal Amount‡	Fair Value
Time Deposits 0.03%
CitiBank N.A.(c) (cost $155,625)	$155,625	$155,625

	Shares
Money Market Funds 0.23%
Fidelity Government Portfolio(c) (cost $1,400,625)	1,400,625	1,400,625
Total Short-Term Investments (cost $6,277,488)		6,277,488
Total Investments in Securities 100.33% (cost $550,649,468)		606,444,348
Other Assets and Liabilities – Net(d) (0.33)%		(2,003,673)
Net Assets 100.00%		$604,440,675

EUR	Euro.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $138,854,313, which represents 22.97% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and written options as follows:

Options Purchased at August 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Builders FirstSource, Inc. Call	UBS AG	68,750	11/21/2025	$160.00	$68,750	$335,013
Centrus Energy Corp. Call	UBS AG	20,500	12/19/2025	270.00	20,500	386,984
Insmed, Inc. Call	Goldman Sachs	68,000	11/21/2025	130.00	68,000	1,061,487
MicroStrategy, Inc.	Morgan Stanley	92,500	9/19/2025	440.00	92,500	139,010
MP Materials Corp.	Morgan Stanley	250,000	11/21/2025	85.00	250,000	1,465,247
Rheinmetall AG. Call	UBS AG	10,000	9/19/2025	1,900.00	10,000	93,038
Rheinmetall AG. Call	UBS AG	10,000	9/19/2025	2,300.00	10,000	2,696
Rocket Lab Corp. Call	Bank of America	200,000	12/19/2025	55.00	200,000	1,371,219
Rocket Lab Corp. Call	Morgan Stanley	368,000	10/17/2025	55.00	368,000	1,170,516
Snowflake, Inc. Call	UBS AG	100,000	12/19/2025	220.00	100,000	3,420,067
Total OTC Options Purchased						$9,445,277

OTC Written Options at August 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
Rheinmetall AG. Call	UBS AG	20,000	9/19/2025	$2,200.00	$(20,000)	$(11,429)	$(1,761,718)	$1,750,289

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2025

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	11/21/2025	8,191,000	$9,558,563	$9,629,814	$(71,251)

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$505,510,865	$–	$505,510,865
Convertible Preferred Stocks	4,170,200	81,040,518	–	85,210,718
Options Purchased	–	9,445,277	–	9,445,277
Short-Term Investments
Repurchase Agreements	–	4,721,238	–	4,721,238
Time Deposits	–	155,625	–	155,625
Money Market Funds	1,400,625	–	–	1,400,625
Total	$5,570,825	$600,873,523	$–	$606,444,348
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(11,429)	–	(11,429)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(71,251)	–	(71,251)
Total	$–	$(82,680)	$–	$(82,680)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 117.65%

ASSET-BACKED SECURITIES 16.60%

Automobiles 9.11%
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	$7,250,000	$7,318,544
CarMax Auto Owner Trust Series 2023-3 Class B	5.47%	2/15/2029	13,405,000	13,685,561
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,354,281
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	10,154,000	10,280,111
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,223,960
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	6,700,344	6,745,793
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	14,347,897	14,461,389
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,545,982
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,246,445
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,103,897
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,120,000	6,203,729
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,678,675
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	13,840,000	13,963,390
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	8,695,000	8,758,522
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,959,463
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	23,615,000	23,187,335
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	7,250,000	7,369,670
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%	6/17/2030	5,151,000	5,284,034
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	9,700,000	9,711,102
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%	12/18/2028	4,935,000	4,984,761
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	25,011,654	25,273,071

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	$2,815,000	$2,877,064
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	18,665,000	18,830,999
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,085,214
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	8,315,000	8,384,795
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,365,000	4,425,937
Hyundai Auto Receivables Trust Series 2025-A Class B	4.61%	4/15/2031	8,280,000	8,414,537
LAD Auto Receivables Trust Series 2023-1A Class C†	6.18%	12/15/2027	6,250,000	6,295,498
M&T Bank Auto Receivables Trust Series 2025-1A Class A4†	4.89%	7/15/2032	8,648,000	8,834,370
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	7,500,000	7,556,208
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	11,040,798
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	5,640,536	5,685,769
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	2,545,316	2,562,462
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%	3/15/2030	6,320,000	6,398,906
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	6,520,000	6,793,364
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	11,514,847	11,534,311
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	5,260,000	5,273,819
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	6,980,000	7,068,463
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	18,000,000	18,129,683
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%	2/20/2031	8,810,000	9,068,194
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	7,390,000	7,423,649
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%	6/20/2028	13,910,000	14,051,228
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	6,630,000	6,712,917

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	$11,630,000	$11,748,971
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	8,109,000	8,154,245
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	11,290,000	11,391,140
Total					444,082,256

Credit Card 1.00%
American Express Credit Account Master Trust Series 2025-5 Class A	4.51%		7/15/2032	12,805,000	13,088,336
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,291,956
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	11,573,000	11,729,769
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	8,580,000	8,626,718
Total					48,736,779

Other 6.49%
720 East CLO VIII Ltd. Series 2025-8A Class A1†(a)	–	(b)	7/20/2038	20,840,000	20,855,630
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	7,825,000	7,831,479
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,740,802
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,900,197
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,412,757
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	4,685,000	4,723,148
ARES LXI CLO Ltd. Series 2021-61A Class A2R†	6.056% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	10,470,000	10,495,955
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,890,000	9,000,598
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.619% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	6,370,000	6,390,492
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038	8,700,000	8,709,370
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1†	5.956% (3 mo. USD Term SOFR + 1.63%)	#	4/20/2037	13,350,000	13,414,761

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.843% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	$813,493	$813,734
Clover CLO LLC Series 2018-1A Class A2RR†	6.056% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	4,570,000	4,575,288
Dell Equipment Finance Trust Series 2024-2 Class A3†	4.59%		8/22/2030	11,520,000	11,595,977
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	6.018% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036	6,540,000	6,552,138
Empower CLO Ltd. Series 2023-2A Class AR†	5.61% (3 mo. USD Term SOFR + 1.32%)	#	10/15/2038	20,180,000	20,216,990
Greenacre Park CLO LLC Series 2021-2A Class BR†	5.997% (3 mo. USD Term SOFR + 1.70%)	#	7/20/2038	7,055,000	7,088,349
KKR CLO 35 Ltd. Series 35A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	2,580,000	2,582,784
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	5,210,460
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,999,070
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	6,074,410
Lendmark Funding Trust Series 2024-2A Class A†	4.47%		2/21/2034	10,861,000	10,875,741
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.893% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	3,879,250	3,881,387
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.745% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	7,500,000	7,506,504
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	9,995,000	10,054,370
Madison Park Funding XLVII Ltd. Series 2020-47A Class A2R†	6.066% (3 mo. USD Term SOFR + 1.74%)	#	4/19/2037	13,400,000	13,455,342
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.545% (3 mo. USD Term SOFR + 1.23%)	#	7/27/2031	1,356,178	1,358,535
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,336,217
MF1 LLC Series 2022-FL9 Class A†	6.503% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	3,686,832	3,688,203

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. Series 2024-32A Class A2†	6.039% (3 mo. USD Term SOFR + 1.72%)	#	4/23/2037	$8,510,000	$8,531,088
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	3,777,052	3,793,566
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	9,885,000	9,943,781
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,343,951
Post CLO Ltd. Series 2023-1A Class B1†	6.826% (3 mo. USD Term SOFR + 2.50%)	#	4/20/2036	3,085,000	3,092,879
Rad CLO 23 Ltd. Series 2024-23A Class B1†	6.376% (3 mo. USD Term SOFR + 2.05%)	#	4/20/2037	4,750,000	4,769,931
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.658% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	118,256	118,259
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	12,950,000	13,288,518
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.718% (3 mo. USD Term SOFR + 1.45%)	#	7/15/2038	11,150,000	11,187,787
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.282% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	6,050,000	6,076,124
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	8,061,000	8,216,335
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	8,537,000	8,756,310
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.705% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2038	11,955,000	12,014,775
Total					316,473,992
Total Asset-Backed Securities (cost $804,948,947)					809,293,027

CORPORATE BONDS 35.31%

Aerospace/Defense 0.43%
Boeing Co.	6.388%		5/1/2031	8,952,000	9,727,633
Hexcel Corp.	5.875%		2/26/2035	3,702,000	3,777,227
Northrop Grumman Corp.	3.25%		1/15/2028	7,402,000	7,271,131
Total					20,775,991

Agriculture 1.40%
Altria Group, Inc.	4.875%		2/4/2028	5,858,000	5,949,063
BAT Capital Corp.	6.343%		8/2/2030	12,577,000	13,576,371

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Bunge Ltd. Finance Corp.	4.90%		4/21/2027	$5,719,000	$5,772,890
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	17,069,000	17,688,300
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	3,203,000	3,311,941
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	2,897,000	2,992,983
Japan Tobacco, Inc. (Japan)†(c)	5.85%		6/15/2035	11,807,000	12,476,920
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,585,143
Total					68,353,611

Auto Manufacturers 0.78%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	9,056,000	8,877,412
Ford Motor Credit Co. LLC	5.85%		5/17/2027	6,597,000	6,665,942
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	18,666,316
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,663,320
Total					37,872,990

Banks 8.78%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	7,800,000	7,001,556
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(c)	5.875%		5/7/2030	9,712,000	10,008,216
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	14,107,368
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	18,763,121
Bank of America Corp.	5.511% (SOFR + 1.31%)	#	1/24/2036	10,000,000	10,306,750
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,378,389
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	16,090,000	15,997,041
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	9,838,000	9,716,946
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	9,659,000	9,933,639
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	5,000,000	5,223,555
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035	5,984,000	6,510,674
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	20,231,000	20,240,220
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	9,903,000	9,943,942

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026	$14,803,000	$14,817,052
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	8,226,000	7,288,889
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035	10,000,000	9,941,242
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	20,118,000	18,257,342
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	24,978,000	24,838,062
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	5,321,000	5,440,760
KeyCorp	4.789% (SOFR + 2.06%)	#	6/1/2033	5,000,000	4,953,533
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	7,544,000	7,613,530
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	10,000,000	8,788,397
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	15,252,625
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	3,246,000	3,266,889
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	10,333,000	10,533,920
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%)	#	10/21/2032	11,034,000	11,160,964
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	3,804,000	3,967,394
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%)	#	10/28/2033	10,255,000	10,987,974
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	10,282,000	10,714,811
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,390,376
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	13,037,000	12,962,890
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	4,966,000	5,177,363
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	6,618,000	6,536,075
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	8,130,910

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	6.301% (1 yr. CMT + 2.00%)	#	9/22/2034	$10,900,000	$11,806,360
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,773,607
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	14,127,000	14,687,880
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	6,305,350
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,807,000	8,123,204
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,659,666
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,475,612
Total					427,984,094

Beverages 0.38%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	12,813,186
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035	5,704,000	5,721,169
Total					18,534,355

Biotechnology 0.37%
Amgen, Inc.(d)	5.15%		3/2/2028	6,109,000	6,252,501
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,000,000	2,971,283
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,257,095
Royalty Pharma PLC(d)	5.40%		9/2/2034	6,596,000	6,683,422
Total					18,164,301

Building Materials 0.16%
Amrize Finance U.S. LLC†	5.40%		4/7/2035	7,928,000	8,048,054

Chemicals 0.08%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	4,160,000	4,147,801

Commercial Services 0.54%
GXO Logistics, Inc.	6.50%		5/6/2034	13,078,000	13,841,429
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	6,439,000	6,543,658
Rollins, Inc.	5.25%		2/24/2035	5,872,000	5,914,516
Total					26,299,603

Computers 0.22%
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,266,580
International Business Machines Corp.	6.50%		1/15/2028	2,455,000	2,592,422
Total					10,859,002

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.91%
Aircastle Ltd.†	2.85%		1/26/2028	$12,633,000	$12,163,766
American Express Co.	5.284% (SOFR + 1.42%)	#	7/26/2035	10,088,000	10,305,655
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	11,121,094
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,456,723
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	7,001,000	6,918,729
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	2,111,000	2,027,370
Cboe Global Markets, Inc.	3.65%		1/12/2027	6,217,000	6,185,151
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	9,250,000	9,504,780
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,400,447
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,784,267
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,447,779
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,827,166
Rocket Cos., Inc.†	6.375%		8/1/2033	5,960,000	6,192,291
Total					93,335,218

Electric 5.54%
AES Corp.†	3.95%		7/15/2030	5,324,000	5,144,384
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	7,896,465	6,225,851
American Transmission Systems, Inc.†	2.65%		1/15/2032	18,150,000	16,143,635
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	5,883,000	6,089,118
CenterPoint Energy Houston Electric LLC	4.95%		8/15/2035	4,612,000	4,576,547
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	7,008,711	7,090,012
Commonwealth Edison Co.	5.95%		6/1/2055	4,242,000	4,364,504
Constellation Energy Generation LLC	5.60%		6/15/2042	6,877,000	6,760,243
Dominion Energy South Carolina, Inc.	5.30%		1/15/2035	4,038,000	4,142,030
Dominion Energy, Inc.	5.45%		3/15/2035	7,318,000	7,417,408
DTE Electric Co.	5.85%		5/15/2055	1,309,000	1,340,263
Duke Energy Indiana LLC	5.25%		3/1/2034	8,216,000	8,457,322
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	5,488,000	5,627,549
Entergy Corp.	0.90%		9/15/2025	8,007,000	7,996,539
Entergy Louisiana LLC	5.15%		9/15/2034	10,000,000	10,127,233
Entergy Louisiana LLC	5.70%		3/15/2054	5,824,000	5,694,832
Entergy Mississippi LLC	5.80%		4/15/2055	5,305,000	5,291,116
Evergy Missouri West, Inc.†	5.65%		6/1/2034	12,641,000	12,960,208
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	3,402,393	3,499,293
Florida Power & Light Co.	5.80%		3/15/2065	2,820,000	2,859,192

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Indianapolis Power & Light Co.†	5.70%	4/1/2054	$5,907,000	$5,782,782
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,734,677
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	8,995,504
Louisville Gas & Electric Co.	5.85%	8/15/2055	4,711,000	4,681,735
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,501,935
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,201,825
NextEra Energy Capital Holdings, Inc.	5.45%	3/15/2035	7,758,000	7,935,266
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,362,514
Oglethorpe Power Corp.	5.80%	6/1/2054	9,800,000	9,475,237
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,569,938
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,125,556
Oklahoma Gas & Electric Co.	5.80%	4/1/2055	4,465,000	4,471,420
Oncor Electric Delivery Co. LLC	4.65%	11/1/2029	13,923,000	14,168,508
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,266,000	6,637,221
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(c)	4.125%	5/15/2027	11,787,000	11,763,032
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,778,193
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,668,738
Union Electric Co.	5.25%	4/15/2035	4,615,000	4,717,212
Vistra Operations Co. LLC†	5.70%	12/30/2034	9,723,000	9,921,077
Total				270,299,649

Engineering & Construction 0.12%
Sitios Latinoamerica SAB de CV (Mexico)†(c)	6.00%	11/25/2029	5,907,000	6,102,381

Entertainment 0.07%
Flutter Treasury DAC (Ireland)†(c)	5.875%	6/4/2031	3,143,000	3,202,198

Environmental Control 0.29%
Veralto Corp.	5.50%	9/18/2026	13,858,000	14,006,181

Food 1.00%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	3.625%	1/15/2032	4,939,000	4,557,993
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(c)	5.75%	4/1/2033	14,845,000	15,387,362
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	6,381,000	6,314,340
Mars, Inc.†	5.00%	3/1/2032	6,351,000	6,486,492
Mars, Inc.†	5.20%	3/1/2035	14,482,000	14,625,307
Mars, Inc.†	5.70%	5/1/2055	1,391,000	1,358,035
Total				48,729,529

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.59%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	$17,787,000	$15,687,928
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,875,854
Total				28,563,782

Health Care-Products 0.21%
Solventum Corp.	5.60%	3/23/2034	9,655,000	10,031,460

Health Care-Services 0.64%
Humana, Inc.	5.875%	3/1/2033	6,393,000	6,686,209
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	3,583,000	3,726,329
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,886,826
UnitedHealth Group, Inc.	4.50%	4/15/2033	7,194,000	7,053,710
UnitedHealth Group, Inc.	5.35%	2/15/2033	5,425,000	5,613,613
Universal Health Services, Inc.	2.65%	1/15/2032	3,601,000	3,101,092
Total				31,067,779

Insurance 3.55%
200 Park Funding Trust†	5.74%	2/15/2055	6,808,000	6,677,129
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,809,249
Assurant, Inc.	5.55%	2/15/2036	6,248,000	6,249,079
Athene Global Funding†	1.985%	8/19/2028	14,763,000	13,847,794
Athene Global Funding†	5.62%	5/8/2026	12,979,000	13,084,657
Belrose Funding Trust II†	6.792%	5/15/2055	4,567,000	4,738,362
Brown & Brown, Inc.	2.375%	3/15/2031	10,031,000	8,918,901
Brown & Brown, Inc.	5.25%	6/23/2032	1,150,000	1,176,485
Brown & Brown, Inc.	5.55%	6/23/2035	2,328,000	2,374,172
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	7,010,856
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,955,262
Corebridge Global Funding†	4.90%	8/21/2032	4,689,000	4,706,683
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,839,430
GA Global Funding Trust†	2.90%	1/6/2032	7,248,000	6,386,045
GA Global Funding Trust†	4.40%	9/23/2027	11,013,000	11,039,164
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,179,624
Lincoln Financial Global Funding†	4.625%	8/18/2030	13,483,000	13,581,153
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,303,280
Pricoa Global Funding I†	4.75%	8/26/2032	5,895,000	5,936,913
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,332,595
Protective Life Global Funding†	5.432%	1/14/2032	6,868,000	7,128,706
RGA Global Funding†	5.00%	8/25/2032	14,547,000	14,613,355
Total				172,888,894

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.65%
Alibaba Group Holding Ltd. (Hong Kong)†(c)(d)	5.25%	5/26/2035	$7,400,000	$7,669,902
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	6,585,000	4,464,395
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	14,199,139
Uber Technologies, Inc.	5.35%	9/15/2054	5,833,000	5,480,495
Total				31,813,931

Iron-Steel 0.17%
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	8,217,000	8,226,811

Leisure Time 0.17%
Carnival Corp.†	5.875%	6/15/2031	7,890,000	8,093,325

Machinery-Diversified 0.34%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	10,940,000	10,959,850
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	5,387,000	5,545,474
Total				16,505,324

Mining 1.02%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	6,526,000	6,424,235
Anglo American Capital PLC (United Kingdom)†(c)	5.50%	5/2/2033	1,417,000	1,454,647
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	2,775,000	2,880,690
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	8,570,000	9,060,315
Glencore Funding LLC†	5.634%	4/4/2034	14,213,000	14,591,086
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	10,633,000	10,843,533
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	4,159,000	4,279,824
Total				49,534,330

Oil & Gas 1.06%
APA Corp.†	4.75%	4/15/2043	1,716,000	1,290,071
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	14,379,220
EQT Corp.†	6.375%	4/1/2029	3,322,000	3,444,948
EQT Corp.	7.00%	2/1/2030	7,870,000	8,564,853
Expand Energy Corp.	5.375%	3/15/2030	6,998,000	7,072,962
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,834,008
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	9,578,000	9,918,795
Viper Energy Partners LLC	5.70%	8/1/2035	4,163,000	4,176,717
Total				51,681,574

Pharmaceuticals 0.58%
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,485,699
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,126,921

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC†	6.50%	11/21/2033	$6,694,000	$7,176,635
EMD Finance LLC†	5.00%	10/15/2035	6,445,000	6,382,927
Total				28,172,182

Pipelines 1.02%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,417,029
Colonial Enterprises, Inc.†	5.627%	11/15/2035	4,979,000	4,985,593
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	3,519,000	3,363,744
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,713,306
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	5,024,871
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,277,392
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,801,308
Total				49,583,243

REITS 0.93%
Brixmor Operating Partnership LP	5.20%	4/1/2032	4,988,000	5,099,728
Crown Castle, Inc.	3.30%	7/1/2030	15,794,000	14,922,456
Host Hotels & Resorts LP	5.70%	6/15/2032	4,827,000	4,960,349
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	4,407,000	4,388,937
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	16,016,000	15,856,063
Total				45,227,533

Retail 0.11%
Lowe’s Cos., Inc.	2.80%	9/15/2041	7,500,000	5,262,693

Semiconductors 0.90%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	4,460,000	4,442,424
Broadcom, Inc.†	4.15%	4/15/2032	11,791,000	11,428,425
Broadcom, Inc.	4.80%	10/15/2034	2,680,000	2,651,570
Broadcom, Inc.	4.90%	7/15/2032	8,355,000	8,460,910
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,391,289
Foundry JV Holdco LLC†	5.90%	1/25/2033	625,000	655,609
Foundry JV Holdco LLC†	6.15%	1/25/2032	8,539,000	9,072,662
Total				44,102,889

Software 0.93%
AppLovin Corp.	5.375%	12/1/2031	4,685,000	4,829,272
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	9,387,000	9,597,917
MSCI, Inc.	5.25%	9/1/2035	6,347,000	6,300,197
Oracle Corp.	2.875%	3/25/2031	4,450,000	4,081,693

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	6.125%	7/8/2039	$3,000,000	$3,137,085
Oracle Corp.	6.90%	11/9/2052	2,658,000	2,880,565
Paychex, Inc.	5.35%	4/15/2032	7,918,000	8,194,141
Synopsys, Inc.	5.00%	4/1/2032	6,066,000	6,191,177
Total				45,212,047

Telecommunications 0.37%
Sprint Capital Corp.	8.75%	3/15/2032	15,000,000	18,196,213
Total Corporate Bonds (cost $1,693,706,572)				1,720,878,968

FLOATING RATE LOANS(e) 1.31%

Diversified Financial Services 0.33%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	16,233,353	16,251,941

Electric 0.67%
Calpine Corp. 2024 Term Loan B10	6.066% (1 mo. USD Term SOFR + 1.75%)	1/31/2031	4,457,000	4,457,200
NRG Energy, Inc. 2024 Term Loan	6.064% - 6.17% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	14,262,406	14,298,490
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.066% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	13,850,146	13,885,741
Total				32,641,431

Entertainment 0.24%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	6.046% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	11,782,501	11,745,680

Media 0.07%
Charter Communications Operating LLC 2024 Term Loan B5	6.541% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	3,124,467	3,131,310
Total Floating Rate Loans (cost $63,844,738)				63,770,362

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.35%

Hungary 0.24%
Hungary Government International Bonds	6.125%	5/22/2028	11,463,000	11,960,502

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	$5,132,000	$5,210,776
Total Foreign Government Obligations (cost $16,914,213)					17,171,278

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.65%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	12,930,000	11,511,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	11,038,575
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,661,506
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(f)	10/25/2032	14,281,000	13,826,801
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	11,317,500	10,989,052
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	8,745,574	8,744,065
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(f)	2/25/2033	12,000,000	12,073,042
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(f)	10/25/2033	6,916,322	7,144,389
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544 Class A2	4.266%	#(f)	7/25/2030	11,510,000	11,612,094
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	8,317,834
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	16,174,000	15,934,630
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(f)	12/25/2034	7,340,000	7,417,164
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $126,626,618)					129,271,070

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.79%
Federal Home Loan Mortgage Corp.	2.00%	2/1/2052	$18,857,838	$15,180,473
Federal Home Loan Mortgage Corp.	2.50%	6/1/2051	18,265,913	15,188,614
Federal Home Loan Mortgage Corp.	3.00%	8/1/2052	30,470,270	26,866,858
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 9/1/2051	8,002,170	7,350,317
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	13,903,353	13,880,927
Federal Home Loan Mortgage Corp.	5.50%	11/1/2039 - 11/1/2054	47,633,709	48,729,514
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 7/1/2055	90,961,775	94,285,534
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	14,967,135	15,629,934
Federal National Mortgage Association	2.50%	8/1/2050 - 5/1/2052	37,458,321	31,713,684
Federal National Mortgage Association	3.00%	12/1/2048	13,699,392	12,232,559
Federal National Mortgage Association	3.50%	12/1/2049 - 6/1/2052	43,356,251	39,608,400
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	17,037,818	16,979,425
Federal National Mortgage Association	5.50%	3/1/2054 - 10/1/2054	43,192,319	44,047,663
Federal National Mortgage Association	6.00%	2/1/2039 - 1/1/2055	12,863,160	13,374,844
Government National Mortgage Association(g)	2.00%	TBA	31,662,000	25,938,946
Government National Mortgage Association(g)	2.50%	TBA	40,552,000	34,563,468
Government National Mortgage Association(g)	3.00%	TBA	83,168,000	73,634,056
Government National Mortgage Association(g)	4.50%	TBA	40,714,000	39,200,477
Government National Mortgage Association(g)	5.00%	TBA	40,521,000	40,090,966
Government National Mortgage Association(g)	5.50%	TBA	71,189,000	71,687,989
Government National Mortgage Association(g)	6.00%	TBA	68,227,000	69,541,467
Government National Mortgage Association(g)	6.50%	TBA	48,203,000	49,567,966
Uniform Mortgage-Backed Security(g)	2.00%	TBA	118,986,000	94,527,135
Uniform Mortgage-Backed Security(g)	2.50%	TBA	52,555,000	43,638,122
Uniform Mortgage-Backed Security(g)	3.00%	TBA	1,250,000	1,082,955
Uniform Mortgage-Backed Security(g)	4.00%	TBA	19,319,000	18,021,796
Uniform Mortgage-Backed Security(g)	4.50%	TBA	28,242,000	27,140,686
Uniform Mortgage-Backed Security(g)	5.00%	TBA	115,267,000	114,999,231
Uniform Mortgage-Backed Security(g)	5.50%	TBA	140,519,000	143,068,631
Uniform Mortgage-Backed Security(g)	6.00%	TBA	86,588,000	88,487,059

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(g)	6.50%		TBA	$17,526,000	$18,154,145
Uniform Mortgage-Backed Security(g)	7.00%		TBA	5,704,000	6,001,009
Total Government Sponsored Enterprises Pass-Throughs (cost $1,351,253,809)					1,354,414,850

MUNICIPAL BONDS 0.07%

Natural Gas 0.07%
Texas Natural Gas Securitization Finance Corp. (cost $3,194,385)	5.102%		4/1/2035	3,194,386	3,285,105

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.71%
ALA Trust Series 2025-OANA Class A†	6.107% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	7,450,000	7,495,211
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	8,640,000	9,119,453
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	16,530,000	17,354,115
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	8,510,146	6,958,218
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	19,460,000	20,582,663
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	7,930,000	8,352,460
Benchmark Mortgage Trust Series 2024-V10 Class A3	5.277%		9/15/2057	5,000,000	5,159,048
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	5,350,000	5,616,074
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(f)	5/15/2056	15,420,000	16,359,596
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,753,073
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	13,570,000	14,239,552
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	21,635,000	22,615,364
BX Trust Series 2025-ROIC Class A†	5.507% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	10,942,323	10,941,438
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	13,216,584
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(f)	8/25/2064	4,116,320	3,687,209
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A†	3.25%	#(f)	9/25/2064	3,332,734	2,990,253
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(f)	12/25/2064	3,186,176	2,880,675

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	$4,663,706	$3,888,185
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(f)	7/1/2051	12,649,070	10,380,559
CIM Trust Series 2021-J1 Class A1†	2.50%	#(f)	3/25/2051	7,308,504	5,975,710
CIM Trust Series 2021-J2 Class A1†	2.50%	#(f)	4/25/2051	1,856,522	1,521,345
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.572%	#(f)	7/10/2028	9,950,000	10,418,241
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	11,893,798	10,188,818
CONE Trust Series 2024-DFW1 Class A†	6.005% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	7,300,000	7,306,230
EFMT Series 2025-INV2 Class A1†	5.387%	(h)	5/26/2070	7,037,140	7,080,951
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	42,825	42,623
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.298% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	4,914,797	4,909,158
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	13,723,068	13,786,239
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	5,602,500	5,630,388
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.298% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	3,997,000	3,999,092
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R03 Class 1M2†	7.848% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	9,350,000	9,687,660
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.898% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	1,437,065	1,469,974
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.10% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	3,150,000	3,321,724

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.648% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	$7,868,512	$8,037,134
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.45% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	4,319,531	4,324,932
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	3,643,973	3,106,921
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(f)	11/25/2051	6,393,540	5,235,579
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	10,426,203	8,550,880
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	16,466,038	13,482,984
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(f)	8/10/2041	9,150,000	9,291,381
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(f)	6/25/2051	4,178,863	3,435,154
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(f)	4/25/2052	13,965,353	11,427,315
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	7,405,035	6,063,878
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	3,837,766	3,150,929
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(f)	2/26/2052	2,017,950	1,654,989
GS Mortgage-Backed Securities Trust Series 2022-HP1 Class A2†	3.00%	#(f)	9/25/2052	2,100,330	1,784,831
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(f)	8/25/2052	2,726,917	2,234,803
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	10,320,517	8,834,886
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(f)	1/13/2040	10,370,000	10,748,563
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	12,132,003	10,369,866
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	12,322,976	10,572,468
JP Morgan Mortgage Trust Series 2021-INV6 Class A2A†	2.50%	#(f)	4/25/2052	4,429,230	3,643,615
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	7,355,776	6,301,323
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	6,339,815	5,427,203

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	$6,736,877	$5,512,361
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	7,851,980	6,709,152
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	4,362,013	3,725,831
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	9,888,146	8,470,925
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(f)	9/25/2052	5,148,918	4,395,013
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(f)	9/25/2065	7,463,721	7,542,460
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1†	5.195%	#(f)	10/25/2065	6,280,000	6,298,746
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.253% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,240,000	3,248,401
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	13,190,000	13,847,511
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	8,684,985	8,574,662
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	(h)	5/25/2065	8,911,773	9,018,606
OBX Trust Series 2021-J1 Class A1†	2.50%	#(f)	5/25/2051	1,044,668	852,074
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(f)	7/25/2051	6,066,960	4,975,416
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	8,722,894	7,132,169
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	10,986	10,907
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,120,000	11,456,800
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	27,807	26,638
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.606% (1 mo. USD Term SOFR + 1.24%)	#	12/15/2039	12,120,000	12,134,614
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.656% (1 mo. USD Term SOFR + 1.29%)	#	4/15/2042	11,690,000	11,706,380
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(f)	9/15/2057	5,548,000	5,536,030
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	14,640,000	15,386,312

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	$6,800,000	$7,237,099
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,581,011
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.213%	#(f)	10/15/2057	1,504,480	25
Total Non-Agency Commercial Mortgage-Backed Securities (cost $565,745,378)					570,986,660

U.S. TREASURY OBLIGATIONS 21.86%
U.S. Treasury Bonds	2.875%		5/15/2052	35,507,300	24,495,876
U.S. Treasury Bonds	3.375%		8/15/2042	69,582,000	58,054,763
U.S. Treasury Bonds	4.50%		11/15/2054	79,458,100	74,190,897
U.S. Treasury Bonds	4.625%		11/15/2044	122,870,000	119,231,896
U.S. Treasury Bonds	4.75%		2/15/2045	138,436,000	136,424,352
U.S. Treasury Bonds	4.75%		5/15/2055	122,943,000	119,638,907
U.S. Treasury Notes	3.125%		8/31/2029	97,637,000	95,817,748
U.S. Treasury Notes	3.75%		4/30/2027	58,631,400	58,698,963
U.S. Treasury Notes	3.75%		6/30/2027	140,471,000	140,717,921
U.S. Treasury Notes	4.00%		5/31/2030	196,876,000	199,636,879
U.S. Treasury Notes	4.375%		12/31/2029	37,457,500	38,525,624
Total U.S. Treasury Obligations (cost $1,072,788,296)					1,065,433,826
Total Long-Term Investments (cost $5,699,022,956)					5,734,505,146

SHORT-TERM INVESTMENTS 1.67%

REPURCHASE AGREEMENTS 1.53%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $40,023,700 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $39,430,376; proceeds: $38,674,353 (cost $38,657,172)				38,657,172	38,657,172
Repurchase Agreement dated 8/29/2025, 4.250% due 9/2/2025 with JPMorgan Securities LLC collateralized by $42,540,700 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $36,734,694; proceeds: $36,017,000 (cost $36,000,000)				36,000,000	36,000,000
Total Repurchase Agreements (cost $74,657,172)					74,657,172

Time Deposits 0.01%
CitiBank N.A.(j) (cost $685,838)				685,838	685,838

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.13%
Fidelity Government Portfolio(j) (cost $6,172,542)	6,172,542	$6,172,542
Total Short-Term Investments (cost $81,515,552)		81,515,552
Total Investments in Securities 119.32% (cost $5,780,538,508)		5,816,020,698
Other Assets and Liabilities – Net(k) (19.32)%		(941,890,646)
Net Assets 100.00%		$4,874,130,052

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $1,626,007,002, which represents 33.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Step Bond – Security with a predetermined schedule of interest rate changes.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	662	Long	$137,827,216	$138,052,859	$225,643
U.S. 5-Year Treasury Note	December 2025	1,059	Long	115,606,886	115,927,406	320,520
Total Unrealized Appreciation on Futures Contracts						$546,163

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	318	Short	$(36,263,970)	$(36,381,188)	$(117,218)
U.S. Ultra Treasury Bond	December 2025	182	Long	21,222,642	21,214,375	(8,267)
Total Unrealized Depreciation on Futures Contracts						$(125,485)

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$809,293,027	$–	$809,293,027
Corporate Bonds	–	1,720,878,968	–	1,720,878,968
Floating Rate Loans	–	63,770,362	–	63,770,362
Foreign Government Obligations	–	17,171,278	–	17,171,278
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	129,271,070	–	129,271,070
Government Sponsored Enterprises Pass-Throughs	–	1,354,414,850	–	1,354,414,850
Municipal Bonds	–	3,285,105	–	3,285,105
Non-Agency Commercial Mortgage-Backed Securities	–	570,986,660	–	570,986,660
U.S. Treasury Obligations	–	1,065,433,826	–	1,065,433,826
Short-Term Investments
Repurchase Agreements	–	74,657,172	–	74,657,172
Time Deposits	–	685,838	–	685,838
Money Market Funds	6,172,542	–	–	6,172,542
Total	$6,172,542	$5,809,848,156	$–	$5,816,020,698
Other Financial Instruments
Futures Contracts
Assets	$546,163	$–	$–	$546,163
Liabilities	(125,485)	–	–	(125,485)
Total	$420,678	$–	$–	$420,678

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 116.00%

ASSET-BACKED SECURITIES 14.84%

Automobiles 6.89%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$2,743,051	$2,771,368
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	2,442,663	2,438,380
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,999,576
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	1,538,772	1,542,584
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	9,966,000	10,082,389
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,817,708
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,602,587
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,600,609
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	981,533	981,451
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	11,078,716	11,166,348
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	9,734,000	9,949,007
Citizens Auto Receivables Trust Series 2024-1 Class A3†	5.11%	4/17/2028	9,038,000	9,087,808
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	3,040,000	3,065,147
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,225,000	9,371,958
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,075,174
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	9,580,000	9,594,123
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,968,201
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	5,220,000	5,353,509
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,603,713

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	$9,000,000	$9,829,447
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,821,668
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	20,145,000	19,780,176
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,055,467
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	2,968,275	3,003,415
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	12,056,717	12,183,332
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	3,450,000	3,453,948
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	7,124,000	7,206,749
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%	9/15/2028	3,855,000	3,891,104
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	7,590,000	7,659,811
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	10,250,000	10,354,873
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	3,609,675	3,618,119
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	101,207	101,039
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,480,632
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D†	9.965%	5/15/2032	429,019	429,918
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	2,336,690	2,408,506
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	1,500,000	1,512,529
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	4,165,000	4,252,985
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,613,839
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	5,667,677	5,691,169
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,571,529

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	$2,145,000	$2,376,073
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	9,550,000	9,648,804
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,315,000	4,346,461
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	3,212,571	3,218,657
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	19,228,330	19,433,538
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	6,835,000	6,872,724
Total					283,888,152

Credit Card 1.04%
American Express Credit Account Master Trust Series 2025-5 Class A	4.51%		7/15/2032	6,055,000	6,188,979
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,693,300	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,630,000	7,695,119
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	492,113
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	5,350,000	5,407,464
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	10,155,000	10,292,560
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,294,086
Total					43,063,621

Other 6.80%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	15,600,000	15,655,177
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,490,000	4,493,718
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,654,148
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	2,670,000	2,695,764
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,710,000	2,724,275

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029		$1,850,000	$1,867,851
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029		8,135,000	8,147,355
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	6.072% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038		5,000,000	5,020,560
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031		3,218,707	3,252,351
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.793% (30 day USD SOFR Average + 1.45%)	#	1/15/2037		2,760,233	2,762,456
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.619% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036		2,880,000	2,889,265
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.843% (30 day USD SOFR Average + 1.50%)	#	2/15/2037		381,172	381,285
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051		6,703,812	6,595,583
Cedar Funding XIX CLO Ltd. Series 2024-19A Class A1†	5.649% (3 mo. USD Term SOFR + 1.33%)	#	1/23/2038		10,625,000	10,658,299
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032		9,350,000	9,437,494
Clover CLO LLC Series 2018-1A Class A2RR†	6.056% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037		3,850,000	3,854,454
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031		3,328,561	3,379,917
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028		4,575,000	4,606,740
Dryden 105 CLO Ltd. Series 2023-105A Class AR†	5.777% (3 mo. USD Term SOFR + 1.45%)	#	4/15/2038		9,030,000	9,078,500
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	6.018% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036		5,640,000	5,650,468
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	3,715,000	2,697,569
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.819% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		$2,680,000	2,697,618

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 35 Ltd. Series 35A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	$5,550,000	$5,555,988
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	3,863,000	3,785,595
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	11,955,000	12,123,326
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.893% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	2,226,236	2,227,463
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.745% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	5,940,000	5,945,151
M&T Equipment Notes Series 2025-1A Class A4†	4.91%		3/16/2032	5,075,000	5,188,546
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	6.076% (3 mo. USD Term SOFR + 1.75%)	#	7/21/2038	7,595,000	7,638,079
Madison Park Funding LXIX Ltd. Series 2024-69A Class A2†	6.029% (3 mo. USD Term SOFR + 1.71%)	#	7/25/2037	19,200,000	19,248,307
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.545% (3 mo. USD Term SOFR + 1.23%)	#	7/27/2031	1,160,888	1,162,906
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	4,250,000	4,410,348
MF1 LLC Series 2022-FL9 Class A†	6.503% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,383,779	2,384,666
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.076% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037	7,390,000	7,401,876
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	268,186
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	2,049,120	2,087,313
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,067,776
RAD CLO 21 Ltd. Series 2023-21A Class BR†	5.869% (3 mo. USD Term SOFR + 1.55%)	#	1/25/2037	3,490,000	3,495,633
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.658% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	54,106	54,108

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.628% (3 mo. USD Term SOFR + 1.34%)	#	7/25/2038	$5,550,000	$5,569,636
Regatta XX Funding Ltd. Series 2021-2A Class BR†	5.868% (3 mo. USD Term SOFR + 1.55%)	#	1/15/2038	6,900,000	6,903,450
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	6.069% (3 mo. USD Term SOFR + 1.75%)	#	4/25/2037	5,270,000	5,282,263
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	6.369% (3 mo. USD Term SOFR + 2.05%)	#	4/25/2037	2,170,000	2,180,596
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,473,356
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,329,138	6,247,668
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	6.068% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2038	9,500,000	9,534,190
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	7,793,543	7,911,907
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	3,110,000	3,128,686
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	3,084,680	3,097,457
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	9,730,000	9,909,618
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	7,549,000	7,701,965
Warwick Capital CLO 6 Ltd. Series 2025-6A Class B†	6.025% (3 mo. USD Term SOFR + 1.75%)	#	7/20/2038	10,975,000	11,045,613
Total					280,232,519

Student Loan 0.11%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	6.148% (30 day USD SOFR Average + 1.80%)	#	6/25/2047	4,472,891	4,463,308
Total Asset-Backed Securities (cost $607,658,952)					611,647,600

CORPORATE BONDS 47.29%

Aerospace/Defense 1.00%
ATI, Inc.	7.25%		8/15/2030	2,008,000	2,116,769
Boeing Co.	3.10%		5/1/2026	7,000,000	6,939,188

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Boeing Co.	5.15%	5/1/2030	$4,566,000	$4,685,138
Boeing Co.	6.528%	5/1/2034	4,009,000	4,392,952
Boeing Co.	6.858%	5/1/2054	2,220,000	2,437,063
Bombardier, Inc. (Canada)†(b)	7.25%	7/1/2031	1,959,000	2,067,797
Hexcel Corp.	5.875%	2/26/2035	3,797,000	3,874,158
Northrop Grumman Corp.	3.25%	1/15/2028	6,298,000	6,186,650
TransDigm, Inc.	4.625%	1/15/2029	4,168,000	4,081,619
TransDigm, Inc.†	6.75%	1/31/2034	4,299,000	4,440,831
Total				41,222,165

Agriculture 1.14%
Altria Group, Inc.	4.875%	2/4/2028	4,988,000	5,065,539
BAT Capital Corp.	6.343%	8/2/2030	2,477,000	2,673,823
Bunge Ltd. Finance Corp.	3.20%	4/21/2031	1,175,000	1,095,803
Bunge Ltd. Finance Corp.	4.90%	4/21/2027	3,013,000	3,041,391
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%	2/1/2030	8,261,000	8,560,727
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%	7/1/2034	9,500,000	9,823,116
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027	8,651,000	8,937,622
Japan Tobacco, Inc. (Japan)†(b)	5.85%	6/15/2035	7,410,000	7,830,438
Total				47,028,459

Airlines 0.41%
AS Mileage Plan IP Ltd. (Cayman Islands)†(b)	5.308%	10/20/2031	12,023,000	12,047,509
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,037,000	5,009,116
Total				17,056,625

Auto Manufacturers 0.99%
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,950,000	1,911,545
Ford Motor Credit Co. LLC	2.90%	2/10/2029	2,858,000	2,631,919
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,983,840
Ford Motor Credit Co. LLC	5.303%	9/6/2029	2,043,000	2,029,301
Ford Motor Credit Co. LLC	6.054%	11/5/2031	3,828,000	3,875,552
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,413,092
Ford Motor Credit Co. LLC	7.35%	11/4/2027	9,610,000	10,008,188
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,141,000	3,247,924
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	5,517,000	5,712,168
Toyota Motor Credit Corp.	4.55%	9/20/2027	3,088,000	3,125,817
Total				40,939,346

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment 0.19%
Goodyear Tire & Rubber Co.	5.00%		7/15/2029		$4,218,000	$4,092,730
ZF North America Capital, Inc.†	6.75%		4/23/2030		3,719,000	3,629,762
Total						7,722,492

Banks 7.56%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		3,200,000	2,872,433
AIB Group PLC (Ireland)†(b)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,119,000	5,324,676
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		7,537,000	7,122,326
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028		10,683,000	10,569,395
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		9,764,000	9,706,639
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030		1,601,000	1,629,884
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,300,646
Barclays PLC (United Kingdom)(b)	6.125% (5 yr. CMT + 5.87%)	#	–	(c)	9,262,000	9,284,859
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%)	#	9/13/2027		10,000,000	10,210,216
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		6,780,000	6,939,521
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	4,126,024
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,222,850
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		7,733,000	8,149,636
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		13,785,000	14,998,269
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		5,657,000	5,659,578
Danske Bank AS (Denmark)†(b)	4.375%		6/12/2028		12,096,000	12,146,009
Danske Bank AS (Denmark)†(b)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026		7,308,000	7,314,937
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		8,031,000	8,085,073
Freedom Mortgage Corp.†	12.25%		10/1/2030		5,640,000	6,259,063
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		6,830,000	6,051,922

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035	$5,686,000	$5,652,590
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033	5,678,000	6,205,485
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%)	#	10/22/2035	12,412,000	12,346,412
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	4,685,000	4,790,445
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035	6,043,000	6,494,066
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032	980,000	882,885
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	5,143,000	5,190,401
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,000,000	5,273,038
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	12,802,000	12,860,707
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	2,359,000	2,374,181
NatWest Group PLC (United Kingdom)(b)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035	4,299,000	3,921,672
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%)	#	10/21/2032	7,875,000	7,965,615
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%)	#	7/21/2036	5,886,000	5,983,706
Toronto-Dominion Bank (Canada)(b)(d)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084	6,304,000	6,564,885
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	8,111,000	8,529,423
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,177,000	7,136,202
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	5,000,000	5,212,810
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,000,000	7,788,228
UBS Group AG (Switzerland)†(b)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033	4,312,000	3,802,091
UBS Group AG (Switzerland)†(b)	5.58% (SOFR + 1.76%)	#	5/9/2036	9,812,000	10,094,968
UBS Group AG (Switzerland)†(b)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	6,945,000	6,974,778

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%)	#	8/11/2028	$5,490,000	$5,707,968
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,300,000	5,137,334
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	11,838,000	10,918,870
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,338,113
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034	5,000,000	5,500,455
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	5,037,000	4,795,929
Total					311,417,213

Beverages 0.20%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	8,028,196

Biotechnology 0.49%
Amgen, Inc.	5.15%		3/2/2028	5,199,000	5,321,125
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	9,576,000	5,690,601
Royalty Pharma PLC	3.35%		9/2/2051	5,882,000	3,783,480
Royalty Pharma PLC	5.40%		9/2/2034	5,402,000	5,473,597
Total					20,268,803

Building Materials 0.25%
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033	3,832,000	3,957,374
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	2,145,000	2,220,804
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030	4,155,000	4,094,913
Total					10,273,091

Chemicals 0.28%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,966,000	1,960,235
OCP SA (Malaysia)(b)	6.75%		5/2/2034	5,680,000	6,005,861
Rain Carbon, Inc.†	12.25%		9/1/2029	3,252,000	3,495,444
Total					11,461,540

Coal 0.10%
SunCoke Energy, Inc.†	4.875%		6/30/2029	4,375,000	3,998,735

Commercial Services 0.94%
Allied Universal Holdco LLC†	7.875%		2/15/2031	2,595,000	2,729,045
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%		6/1/2029	4,664,000	4,615,906

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
EquipmentShare.com, Inc.†	9.00%	5/15/2028	$3,009,000	$3,190,581
GXO Logistics, Inc.	6.50%	5/6/2034	12,081,000	12,786,229
Herc Holdings, Inc.†	7.25%	6/15/2033	3,439,000	3,610,076
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	4,121,000	4,187,982
Rollins, Inc.	5.25%	2/24/2035	7,618,000	7,673,158
Total				38,792,977

Computers 0.42%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	5,005,970
CACI International, Inc.†	6.375%	6/15/2033	3,359,000	3,468,813
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,438,242
International Business Machines Corp.	6.50%	1/15/2028	2,094,000	2,211,215
Total				17,124,240

Cosmetics/Personal Care 0.13%
Opal Bidco SAS (France)†(b)	6.50%	3/31/2032	5,376,000	5,474,107

Diversified Financial Services 3.29%
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	2,283,000	2,344,970
Aircastle Ltd.†	2.85%	1/26/2028	5,300,000	5,103,139
Aircastle Ltd.†	6.50%	7/18/2028	12,208,000	12,850,096
Aretec Group, Inc.†	10.00%	8/15/2030	4,051,000	4,426,811
Aviation Capital Group LLC†	6.375%	7/15/2030	4,500,000	4,815,060
Aviation Capital Group LLC†	6.75%	10/25/2028	5,000,000	5,331,008
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.125%	2/21/2026	879,000	868,671
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%	11/18/2027	1,814,000	1,742,136
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.375%	5/30/2030	5,659,000	5,814,362
Azorra Finance Ltd. (Cayman Islands)†(b)	7.25%	1/15/2031	2,699,000	2,794,361
Cboe Global Markets, Inc.	3.65%	1/12/2027	5,304,000	5,276,828
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	8,376,000	8,606,707
GGAM Finance Ltd. (Ireland)†(b)	8.00%	2/15/2027	4,668,000	4,791,646
Jane Street Group/JSG Finance, Inc.†	6.125%	11/1/2032	5,785,000	5,815,903
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	4,819,000	4,982,779
LPL Holdings, Inc.†	4.00%	3/15/2029	12,000,000	11,734,669
LPL Holdings, Inc.†	4.625%	11/15/2027	5,486,000	5,490,331
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.15%	3/17/2030	2,370,000	2,402,474
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%	3/26/2031	3,752,000	4,022,328
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	8.125%	3/30/2029	4,355,000	4,542,927

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Muthoot Finance Ltd. (India)(b)	6.375%		4/23/2029	$5,800,000	$5,837,825
Navient Corp.	11.50%		3/15/2031	4,287,000	4,842,124
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,813,830
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,967,000	4,045,197
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,322,149
Rocket Cos., Inc.†	6.375%		8/1/2033	4,810,000	4,997,470
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029	4,176,000	3,983,841
Total					135,599,642

Electric 5.30%
AEP Transmission Co. LLC	5.375%		6/15/2035	2,747,000	2,816,086
Alpha Generation LLC†	6.75%		10/15/2032	3,081,000	3,178,732
American Transmission Systems, Inc.†	2.65%		1/15/2032	6,934,000	6,167,491
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,123,022
Ausgrid Finance Pty. Ltd. (Australia)†(b)	4.35%		8/1/2028	8,780,000	8,785,819
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	5,004,000	5,179,321
CenterPoint Energy Houston Electric LLC	4.95%		8/15/2035	4,047,000	4,015,890
Chile Electricity Lux MPC II SARL (Luxembourg)†(b)	5.58%		10/20/2035	7,118,191	7,200,762
Constellation Energy Generation LLC	5.60%		6/15/2042	4,000,000	3,932,089
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,857,665
Dominion Energy South Carolina, Inc.	5.30%		1/15/2035	2,648,000	2,716,220
Dominion Energy, Inc.	5.45%		3/15/2035	6,467,000	6,554,848
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%)	#	2/15/2056	5,945,000	6,005,355
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,698,000	2,822,264
DTE Electric Co.	5.85%		5/15/2055	1,115,000	1,141,630
Emera, Inc. (Canada)(b)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	11,476,000	11,576,736
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	3,011,000	3,087,564
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,668,892
Entergy Louisiana LLC	5.70%		3/15/2054	7,147,000	6,988,490
Entergy Mississippi LLC	5.80%		4/15/2055	4,467,000	4,455,309
Entergy Texas, Inc.	5.25%		4/15/2035	3,075,000	3,131,631
Evergy Kansas Central, Inc.	5.25%		3/15/2035	7,710,000	7,818,648
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,151,511
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(b)	7.25%		1/31/2041	4,259,182	4,380,483

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
FirstEnergy Transmission LLC	5.00%	1/15/2035	$1,903,000	$1,888,896
Florida Power & Light Co.	5.80%	3/15/2065	2,315,000	2,347,173
Indianapolis Power & Light Co.†	5.70%	4/1/2054	3,000,000	2,936,913
Interstate Power & Light Co.	4.95%	9/30/2034	1,995,000	1,968,141
Interstate Power & Light Co.	5.60%	6/29/2035	5,850,000	6,057,821
IPALCO Enterprises, Inc.	4.25%	5/1/2030	10,730,000	10,492,757
Kentucky Utilities Co.	5.85%	8/15/2055	5,914,000	5,880,272
Lightning Power LLC†	7.25%	8/15/2032	4,961,000	5,265,987
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	3,630,522	3,612,695
NextEra Energy Capital Holdings, Inc.	5.45%	3/15/2035	3,931,000	4,020,821
NRG Energy, Inc.†	4.45%	6/15/2029	6,500,000	6,442,338
NRG Energy, Inc.†	6.00%	2/1/2033	4,037,000	4,093,873
Oglethorpe Power Corp.	5.95%	11/1/2039	2,419,000	2,502,371
Oncor Electric Delivery Co. LLC†	5.35%	4/1/2035	4,651,000	4,784,280
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	3,905,000	4,136,347
Pacific Gas & Electric Co.	5.00%	6/4/2028	5,702,000	5,786,111
Palomino Funding Trust I†	7.233%	5/17/2028	3,939,000	4,185,438
PSEG Power LLC†	5.75%	5/15/2035	3,105,000	3,216,696
Talen Energy Supply LLC†	8.625%	6/1/2030	2,524,000	2,696,980
Union Electric Co.	5.25%	4/15/2035	3,945,000	4,032,373
Vistra Operations Co. LLC†	5.70%	12/30/2034	7,041,000	7,184,439
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,965,000	3,152,109
Total				218,441,289

Electronics 0.28%
Vontier Corp.	2.95%	4/1/2031	12,857,000	11,689,773

Energy-Alternate Sources 0.13%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(b)	5.625%	11/8/2028	5,654,000	5,482,684

Engineering & Construction 0.39%
Fluor Corp.	4.25%	9/15/2028	1,015,000	999,387
IRB Infrastructure Developers Ltd. (India)†(b)	7.11%	3/11/2032	3,150,000	3,233,923
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	4,147,000	4,340,876
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,627,343
Total				16,201,529

Entertainment 0.29%
Flutter Treasury DAC (Ireland)†(b)	5.875%	6/4/2031	2,645,000	2,694,819
Warnermedia Holdings, Inc.(e)	4.054%	3/15/2029	5,297,000	5,036,308

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment (continued)
Warnermedia Holdings, Inc.	4.279%	3/15/2032	$4,686,000	$4,046,947
Total				11,778,074

Equity Real Estate 0.11%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,945,000	4,713,219

Food 0.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	2,162,000	2,213,901
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	3.625%	1/15/2032	8,091,000	7,466,839
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(b)	5.75%	4/1/2033	6,400,000	6,633,824
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	2,640,000	2,612,421
Mars, Inc.†	5.00%	3/1/2032	5,296,000	5,408,984
Mars, Inc.†	5.20%	3/1/2035	9,229,000	9,320,326
Mars, Inc.†	5.70%	5/1/2055	1,160,000	1,132,510
Total				34,788,805

Gas 0.55%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,980,414
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	3,007,007
National Fuel Gas Co.	5.95%	3/15/2035	6,693,000	6,914,984
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,482,927
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	2,061,895
Total				22,447,227

Health Care-Products 0.50%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	3,820,000	3,929,042
Solventum Corp.	5.45%	3/13/2031	10,624,000	11,124,260
Solventum Corp.	5.60%	3/23/2034	5,218,000	5,421,456
Total				20,474,758

Health Care-Services 1.55%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,330,095
Centene Corp.	4.25%	12/15/2027	4,912,000	4,799,904
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	4,574,000	4,104,113
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	12,056,000	10,748,012
HCA, Inc.	5.60%	4/1/2034	5,102,000	5,246,367
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	458,000	486,746

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
Icon Investments Six DAC (Ireland)(b)	6.00%	5/8/2034	$7,354,000	$7,648,178
Molina Healthcare, Inc.†	3.875%	11/15/2030	3,637,000	3,343,294
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,168,584
UnitedHealth Group, Inc.	4.50%	4/15/2033	5,318,000	5,214,294
UnitedHealth Group, Inc.	5.35%	2/15/2033	4,628,000	4,788,904
Universal Health Services, Inc.	2.65%	1/15/2032	7,880,000	6,786,060
Total				63,664,551

Home Builders 0.24%
Century Communities, Inc.†	3.875%	8/15/2029	4,332,000	4,038,599
LGI Homes, Inc.†	4.00%	7/15/2029	6,485,000	5,934,379
Total				9,972,978

Insurance 3.40%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	5,549,000	5,664,574
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%	2/15/2032	2,524,000	2,674,004
Aspen Insurance Holdings Ltd.	5.75%	7/1/2030	8,352,000	8,677,294
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,669,551
Athene Global Funding†	5.033%	7/17/2030	16,704,000	16,978,123
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,932,983
Belrose Funding Trust II†	6.792%	5/15/2055	5,753,000	5,968,863
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,147,000	4,263,747
Brown & Brown, Inc.	2.375%	3/15/2031	11,591,000	10,305,949
Brown & Brown, Inc.	5.25%	6/23/2032	992,000	1,014,846
Brown & Brown, Inc.	5.55%	6/23/2035	2,008,000	2,047,825
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,325,574
GA Global Funding Trust†	4.40%	9/23/2027	6,752,000	6,768,041
GA Global Funding Trust†	5.50%	4/1/2032	7,948,000	8,147,873
Global Atlantic Fin Co.†	7.95%	6/15/2033	3,411,000	3,912,420
Hanover Insurance Group, Inc.	5.50%	9/1/2035	4,049,000	4,052,469
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%	2/15/2031	3,186,000	3,293,059
HUB International Ltd.†	7.375%	1/31/2032	1,293,000	1,360,826
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,298,140
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,728,720
Pricoa Global Funding I†	4.75%	8/26/2032	4,966,000	5,001,307
Principal Life Global Funding II†	5.10%	1/25/2029	4,373,000	4,489,151
Protective Life Corp.	8.45%	10/15/2039	393,000	489,220

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033	$4,490,000	$4,669,127
RGA Global Funding†	5.00%	8/25/2032	12,246,000	12,301,859
Sammons Financial Group Global Funding†	5.10%	12/10/2029	3,992,000	4,101,271
Total				140,136,816

Internet 0.85%
GrubHub Holdings, Inc.†(d)	5.50%	7/1/2027	3,952,000	3,942,567
Prosus NV (Netherlands)(b)	4.027%	8/3/2050	5,490,000	3,722,024
Rakuten Group, Inc. (Japan)†(b)	9.75%	4/15/2029	1,881,000	2,100,406
Uber Technologies, Inc.†	4.50%	8/15/2029	16,776,000	16,793,905
Uber Technologies, Inc.	5.35%	9/15/2054	5,044,000	4,739,177
Weibo Corp. (China)(b)(d)	3.375%	7/8/2030	4,100,000	3,880,160
Total				35,178,239

Investment Companies 0.58%
Blackstone Private Credit Fund	2.625%	12/15/2026	5,000,000	4,877,750
Blue Owl Capital Corp.	2.625%	1/15/2027	10,178,000	9,873,179
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	4,978,000	4,963,927
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,142,000	2,114,196
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	1,831,000	1,901,485
Total				23,730,537

Leisure Time 0.53%
Carnival Corp.†	6.00%	5/1/2029	3,140,000	3,182,679
Carnival Corp.†	6.125%	2/15/2033	5,879,000	6,040,843
Lindblad Expeditions LLC†	7.00%	9/15/2030	4,124,000	4,226,444
NCL Corp. Ltd.†	5.875%	2/15/2027	2,386,000	2,392,504
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	5,818,000	5,869,128
Total				21,711,598

Lodging 0.25%
Full House Resorts, Inc.†	8.25%	2/15/2028	4,455,000	4,268,517
Wynn Macau Ltd. (Macau)†(b)	6.75%	2/15/2034	6,058,000	6,090,636
Total				10,359,153

Machinery-Diversified 0.63%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	4,886,000	5,133,173
nVent Finance SARL (Luxembourg)(b)	2.75%	11/15/2031	2,722,000	2,424,313
nVent Finance SARL (Luxembourg)(b)	4.55%	4/15/2028	6,722,000	6,734,196

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified (continued)
Regal Rexnord Corp.	6.05%	2/15/2026	$7,500,000	$7,532,569
Regal Rexnord Corp.	6.30%	2/15/2030	4,000,000	4,239,885
Total				26,064,136

Media 0.96%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	12,097,000	11,633,600
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	6,902,000	6,872,799
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	3,130,034
Gray Media, Inc.†	9.625%	7/15/2032	4,043,000	4,066,824
Sinclair Television Group, Inc.†	8.125%	2/15/2033	5,695,000	5,839,511
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,281,138
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	4,050,000	3,599,493
Total				39,423,399

Mining 1.54%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	3,573,000	3,517,283
Anglo American Capital PLC (United Kingdom)†(b)	5.50%	5/2/2033	1,217,000	1,249,334
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	5,193,000	5,390,782
Antofagasta PLC (Chile)†(b)	6.25%	5/2/2034	5,542,000	5,859,075
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	5,247,000	5,434,921
Capstone Copper Corp. (Canada)†(b)	6.75%	3/31/2033	5,825,000	5,986,638
First Quantum Minerals Ltd. (Canada)†(b)	8.00%	3/1/2033	2,089,000	2,172,104
Fortescue Treasury Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	3,388,000	3,223,737
Glencore Funding LLC†	5.634%	4/4/2034	3,007,000	3,086,990
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,238,623
Hecla Mining Co.	7.25%	2/15/2028	1,811,000	1,833,216
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	5,068,000	5,137,371
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(b)	6.95%	10/17/2031	5,358,000	5,665,424
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,389,571
Vedanta Resources Finance II PLC (United Kingdom)†(b)	9.475%	7/24/2030	3,400,000	3,359,565
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(b)	5.854%	5/13/2032	2,819,000	2,900,895
Total				63,445,529

Miscellaneous Manufacturing 0.24%
Axon Enterprise, Inc.†	6.25%	3/15/2033	3,813,000	3,951,069
LSB Industries, Inc.†	6.25%	10/15/2028	6,110,000	6,068,271
Total				10,019,340

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 2.40%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029	$3,849,000	$4,017,482
Antero Resources Corp.†	5.375%		3/1/2030	6,584,000	6,636,560
Caturus Energy LLC†	8.50%		2/15/2030	5,349,000	5,554,172
Continental Resources, Inc.†	5.75%		1/15/2031	9,587,000	9,846,684
Crescent Energy Finance LLC†	7.375%		1/15/2033	4,942,000	4,831,811
Ecopetrol SA (Colombia)(b)	8.375%		1/19/2036	4,465,000	4,526,063
EQT Corp.	7.00%		2/1/2030	2,652,000	2,886,149
Expand Energy Corp.	5.375%		3/15/2030	5,467,000	5,525,563
Expand Energy Corp.†	6.75%		4/15/2029	8,980,000	9,101,006
HF Sinclair Corp.	5.00%		2/1/2028	5,000,000	5,004,298
Long Ridge Energy LLC†	8.75%		2/15/2032	2,807,000	2,909,601
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%		12/1/2032	5,374,000	5,524,966
Matador Resources Co.†	6.25%		4/15/2033	5,697,000	5,753,356
Occidental Petroleum Corp.	6.625%		9/1/2030	3,168,000	3,368,750
Petroleos Mexicanos (Mexico)(b)	6.70%		2/16/2032	6,235,000	5,998,446
SM Energy Co.†	6.75%		8/1/2029	5,802,000	5,863,524
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%		8/15/2030	4,320,000	3,949,700
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	4,077,000	3,982,965
Viper Energy Partners LLC	5.70%		8/1/2035	3,620,000	3,631,928
Total					98,913,024

Packaging & Containers 0.24%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,353,000	7,559,988
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	2,500,000	2,490,977
Total					10,050,965

Pharmaceuticals 0.72%
Bayer Corp.†	6.65%		2/15/2028	1,527,000	1,602,679
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	4,694,000	4,687,054
Bayer U.S. Finance LLC†	6.375%		11/21/2030	9,069,000	9,734,592
Bayer U.S. Finance LLC†	6.50%		11/21/2033	7,275,000	7,799,525
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	3,866,000	4,034,589
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	1,971,000	1,933,252
Total					29,791,691

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines 1.89%
Colonial Enterprises, Inc.†	5.627%		11/15/2035		$4,185,000	$4,190,541
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		3,707,000	3,770,059
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,905,000	2,918,700
DT Midstream, Inc.†	4.125%		6/15/2029		9,336,000	9,079,288
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		8,287,000	7,921,384
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		8,937,000	10,132,002
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(c)	9,119,000	9,175,000
Energy Transfer LP	7.575% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066		4,830,000	4,824,731
Greensaif Pipelines Bidco SARL (Luxembourg)(b)	5.853%		2/23/2036		5,770,000	5,983,471
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,601,286
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,506,259
Plains All American Pipeline LP	8.583% (3 mo. USD Term SOFR + 4.37%)	#	–	(c)	2,688,000	2,695,696
Rockies Express Pipeline LLC†	6.75%		3/15/2033		3,629,000	3,795,306
Venture Global LNG, Inc.†	8.375%		6/1/2031		4,908,000	5,152,433
Total						77,746,156

REITS 2.21%
Brandywine Operating Partnership LP	8.875%		4/12/2029		5,423,000	5,900,061
Crown Castle, Inc.	2.10%		4/1/2031		5,000,000	4,364,158
Crown Castle, Inc.	3.30%		7/1/2030		2,632,000	2,486,761
EPR Properties	4.95%		4/15/2028		1,994,000	2,007,081
Essential Properties LP	5.40%		12/1/2035		6,073,000	5,995,605
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5,500,000	5,649,391
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		4,965,000	4,967,375
Host Hotels & Resorts LP	5.70%		6/15/2032		5,652,000	5,808,141
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		4,925,000	4,738,599
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		3,928,000	3,843,747
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		4,000,000	4,208,600
Millrose Properties, Inc.†	6.375%		8/1/2030		4,049,000	4,088,174
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035		5,642,000	5,520,545

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	$932,000	$964,386
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,717,394
Starwood Property Trust, Inc.†	6.50%	10/15/2030	7,630,000	7,895,417
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,368,848
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	3,831,000	3,792,743
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,549,249
Total				90,866,275

Retail 0.54%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	3,425,000	3,516,885
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	7,002,000	4,972,700
LBM Acquisition LLC†	9.50%	6/15/2031	5,846,000	6,134,032
QXO Building Products, Inc.†	6.75%	4/30/2032	7,494,000	7,758,574
Total				22,382,191

Semiconductors 1.11%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	3,804,000	3,789,010
Broadcom, Inc.†	4.15%	4/15/2032	7,909,000	7,665,797
Broadcom, Inc.	4.30%	11/15/2032	6,661,000	6,494,264
Broadcom, Inc.	4.80%	10/15/2034	1,824,000	1,804,651
Broadcom, Inc.	5.15%	11/15/2031	6,190,000	6,402,241
Broadcom, Inc.	5.20%	7/15/2035	4,285,000	4,325,698
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,744,000	5,968,728
Foundry JV Holdco LLC†	5.90%	1/25/2033	6,726,000	7,055,399
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,169,000	2,297,823
Total				45,803,611

Software 1.17%
AppLovin Corp.	5.375%	12/1/2031	3,949,000	4,070,607
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	5,256,000	5,374,097
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,243,000	3,281,242
CoreWeave, Inc.†	9.00%	2/1/2031	4,976,000	4,932,442
Fair Isaac Corp.†	6.00%	5/15/2033	6,252,000	6,351,519
MSCI, Inc.†	3.625%	9/1/2030	5,500,000	5,247,087
MSCI, Inc.†	3.625%	11/1/2031	2,920,000	2,721,444
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,202,065
Paychex, Inc.	5.35%	4/15/2032	5,917,000	6,123,356
Synopsys, Inc.	5.00%	4/1/2032	3,297,000	3,365,036
Workday, Inc.	3.80%	4/1/2032	3,500,000	3,318,761
Total				47,987,656

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.34%
Altice France SA (France)†(b)(f)	8.125%	2/1/2027	$4,125,000	$3,822,164
Sprint Capital Corp.	6.875%	11/15/2028	4,500,000	4,841,910
Sprint Capital Corp.	8.75%	3/15/2032	4,500,000	5,458,864
Total				14,122,938

Transportation 0.12%
Rand Parent LLC†	8.50%	2/15/2030	3,123,000	3,239,319
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	1,472,000	1,540,186
Total				4,779,505
Total Corporate Bonds (cost $1,910,925,019)				1,948,575,277

FLOATING RATE LOANS(g) 2.59%

Commercial Services 0.29%
Avis Budget Car Rental LLC 2025 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	7/16/2032	6,255,000	6,222,756
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	6.101% (1 mo. USD Term SOFR + 1.75%)	3/7/2032	5,842,000	5,799,733
Total				12,022,489

Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.363% (1 mo. USD Term SOFR + 2.00%)	8/13/2032	2,638,000	2,637,182

Diversified Financial Services 0.65%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	11,887,445	11,901,056
Citadel Securities LP 2024 First Lien Term Loan	6.316% (1 mo. USD Term SOFR + 2.00%)	10/31/2031	3,485,485	3,497,824
Hudson River Trading LLC 2024 Term Loan B	7.366% (1 mo. USD Term SOFR + 3.00%)	3/18/2030	3,927,964	3,942,164
Jane Street Group LLC 2024 Term Loan B1	6.199% (3 mo. USD Term SOFR + 2.00%)	12/15/2031	3,989,000	3,979,805
Jump Financial LLC 2025 1st Lien Term Loan B	7.723% (3 mo. USD Term SOFR + 3.50%)	2/26/2032	3,211,000	3,243,110
Total				26,563,959

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric 0.62%
Calpine Corp. 2024 Term Loan B10	6.066% (1 mo. USD Term SOFR + 1.75%)	1/31/2031	$3,226,000	$3,226,145
NRG Energy, Inc. 2024 Term Loan	6.064% - 6.07% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	11,832,537	11,862,474
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.066% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	10,285,883	10,312,318
Total				25,400,937

Entertainment 0.39%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	6.046% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	9,960,206	9,929,080
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.316% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	3,135,103	3,137,721
Six Flags Entertainment Corp. 2024 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	3,064,262	3,052,511
Total				16,119,312

Household Products 0.08%
Reynolds Consumer Products LLC 2025 Term Loan B	6.066% (1 mo. USD Term SOFR + 1.75%)	3/4/2032	3,150,200	3,163,336

Pharmaceuticals 0.14%
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)	8/1/2027	5,907,406	5,907,642

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	6.05% (3 mo. USD Term SOFR + 1.75%)	7/30/2032	6,118,000	6,087,961

Utilities 0.21%
Alpha Generation LLC Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	9/30/2031	8,705,073	8,703,288
Total Floating Rate Loans (cost $106,562,990)				106,606,106

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.79%

Colombia 0.10%
Colombia Government International Bonds	7.75%		11/7/2036	$3,936,000	$4,041,170

Hungary 0.18%
Hungary Government International Bonds	5.50%		6/16/2034	7,500,000	7,555,814

Mexico 0.20%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	8,113,000	8,237,535

Romania 0.17%
Romania Government International Bonds†	6.625%		5/16/2036	7,066,000	7,074,408

South Africa 0.14%
Republic of South Africa Government International Bonds†	7.10%		11/19/2036	5,544,000	5,590,248
Total Foreign Government Obligations (cost $31,896,628)					32,499,175

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.54%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	22,170,000	19,799,774
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,749,634
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(h)	7/25/2032	7,500,000	7,151,021
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(h)	10/25/2033	5,910,000	6,104,883
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	3,021,000	2,812,646
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(h)	5/25/2033	13,872,319	13,667,013
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(h)	12/25/2034	6,300,000	6,366,231
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	2,928	2,606
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $62,612,210)					63,653,808

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.03%
Federal Home Loan Mortgage Corp.	2.50%	6/1/2051 - 11/1/2051	$7,370,386	$6,136,215
Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 9/1/2051	2,172,760	1,997,118
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	3,914,522	3,908,424
Federal Home Loan Mortgage Corp.	5.50%	7/1/2054 - 11/1/2054	31,656,867	32,375,865
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 2/1/2055	43,388,902	45,062,650
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	10,604,644	11,074,256
Federal National Mortgage Association	2.50%	1/1/2051 - 5/1/2052	5,428,408	4,585,409
Federal National Mortgage Association	3.00%	12/1/2048 - 1/1/2052	1,221,311	1,085,165
Federal National Mortgage Association	3.50%	9/1/2051 - 6/1/2052	13,971,378	12,752,758
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	5,252,999	5,233,598
Federal National Mortgage Association	5.50%	3/1/2054 - 10/1/2054	36,547,445	37,270,684
Federal National Mortgage Association	6.00%	2/1/2039 - 1/1/2055	10,333,125	10,743,272
Government National Mortgage Association(i)	2.00%	TBA	23,670,000	19,391,537
Government National Mortgage Association(i)	2.50%	TBA	11,840,000	10,091,524
Government National Mortgage Association(i)	3.00%	TBA	54,863,000	48,573,793
Government National Mortgage Association(i)	4.50%	TBA	12,857,000	12,379,047
Government National Mortgage Association(i)	5.00%	TBA	58,437,000	57,818,628
Government National Mortgage Association(i)	5.50%	TBA	63,974,000	64,422,796
Government National Mortgage Association(i)	6.00%	TBA	37,937,000	38,668,872
Government National Mortgage Association(i)	6.50%	TBA	47,550,000	48,897,268
Uniform Mortgage-Backed Security(i)	2.00%	TBA	44,884,000	35,657,606
Uniform Mortgage-Backed Security(i)	2.50%	TBA	115,000	95,488
Uniform Mortgage-Backed Security(i)	3.50%	TBA	13,549,000	12,236,987
Uniform Mortgage-Backed Security(i)	4.00%	TBA	16,252,000	15,160,734
Uniform Mortgage-Backed Security(i)	4.50%	TBA	14,889,000	14,308,394
Uniform Mortgage-Backed Security(i)	5.00%	TBA	178,260,000	177,712,395
Uniform Mortgage-Backed Security(i)	5.50%	TBA	159,723,000	162,090,071
Uniform Mortgage-Backed Security(i)	6.00%	TBA	63,283,000	65,050,942

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(i)	6.50%		TBA	$24,765,000	$25,652,597
Uniform Mortgage-Backed Security(i)	7.00%		TBA	9,128,000	9,603,298
Total Government Sponsored Enterprises Pass-Throughs (cost $985,770,131)					990,037,391

MUNICIPAL BONDS 0.04%

Natural Gas 0.04%
Texas Natural Gas Securitization Finance Corp. (cost $1,490,831)	5.102%		4/1/2035	1,490,831	1,533,170

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.01%
1301 Trust Series 2025-1301 Class A†	5.227%	#(h)	8/11/2042	5,460,000	5,542,697
ALA Trust Series 2025-OANA Class A†	6.107% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	6,340,000	6,378,475
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	4,300,000	4,538,616
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	3,771,000	3,971,080
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	5,207,121	4,257,540
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	10,550,000	11,158,638
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,090,000	4,293,410
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	7,600,000	8,063,095
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	6.20% (1 mo. USD Term SOFR + 1.85%)	#	8/15/2042	6,140,000	6,171,701
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,666,691
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	17,235,000	18,085,385
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	5,910,000	6,177,805
BX Commercial Mortgage Trust Series 2025-BCAT Class B†	5.90% (1 mo. USD Term SOFR + 1.55%)	#	8/15/2042	1,700,000	1,703,842
BX Trust Series 2024-VLT4 Class A†	5.855% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	7,790,000	7,804,761
BX Trust Series 2025-ROIC Class B†	5.757% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,614,204	6,595,485
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(h)	12/25/2064	2,198,647	1,987,834
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(h)	7/1/2051	10,804,184	8,866,539
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	4,719,135	3,858,544

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust Series 2021-J2 Class A1†	2.50%	#(h)	4/25/2051	$1,582,496	$1,296,792
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	94,743
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	2,134,784	1,828,762
CONE Trust Series 2024-DFW1 Class B†	6.654% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	2,240,000	2,248,404
EFMT Series 2025-INV2 Class A1†	5.387%	(j)	5/26/2070	8,338,529	8,390,442
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.848% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	10,967,000	11,174,252
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.698% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	980,000	1,030,340
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	7.698% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	5,625,000	5,842,635
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.448% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	552,962	555,269
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.598% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	9,411,000	9,987,766
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.648% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	2,659,050	2,710,869
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.848% (30 day USD SOFR Average + 3.50%)	#	5/25/2043	11,800,000	12,462,280
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	846,000	850,211

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-HQA1 Class M1†	5.498% (30 day USD SOFR Average + 1.15%)	#	2/25/2045	$1,645,231	$1,647,647
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.563% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,518,853	1,557,621
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2†	6.248% (30 day USD SOFR Average + 1.90%)	#	12/25/2041	4,100,000	4,141,698
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.898% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	3,313,706	3,389,590
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.75% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	1,451,890	1,485,273
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.10% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	9,202,000	9,703,651
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.648% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	1,518,274	1,550,811
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.248% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	7,100,000	7,530,903
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.65% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	3,612,788	3,687,667
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.498% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	1,866,911	1,873,797
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	2,604,775	2,133,014
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	6/1/2051	9,074,658	7,442,433
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	5,976,744	4,893,972

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(h)	8/10/2041	$4,670,000	$4,742,159
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(h)	4/25/2052	11,702,904	9,576,039
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	1,796,407	1,471,052
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(h)	2/26/2052	1,791,214	1,469,035
GS Mortgage-Backed Securities Trust Series 2022-HP1 Class A2†	3.00%	#(h)	9/25/2052	2,100,330	1,784,831
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(h)	8/25/2052	2,423,926	1,986,491
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A3†	2.50%	#(h)	1/25/2053	3,763,466	3,084,291
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	6,092,835	5,215,776
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(h)	6/10/2027	100,000	900
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(h)	12/25/2051	3,391,131	2,775,510
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	5,341,134	4,565,350
JP Morgan Mortgage Trust Series 2021-3 Class A3†	2.50%	#(h)	7/25/2051	1,258,478	1,034,508
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	5,183,443	4,241,413
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(h)	12/25/2051	3,113,064	2,554,993
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(h)	4/25/2052	12,016,662	10,309,666
JP Morgan Mortgage Trust Series 2021-INV6 Class A2A†	2.50%	#(h)	4/25/2052	3,929,269	3,232,333
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	3,060,646	2,621,901
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	1,604,521	1,373,551
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	3,585,379	3,063,540
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(h)	10/25/2052	2,442,602	2,086,358
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	2,206,221	1,884,452

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	$9,130,587	$7,821,943
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(h)	9/25/2052	6,416,935	5,477,367
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(h)	9/25/2065	8,917,693	9,011,771
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.253% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,670,000	2,676,923
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.723%	#(h)	11/25/2060	2,550,000	1,923,741
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	6,110,122
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.098% (30 day USD SOFR Average + 2.75%)	#	7/25/2054	4,283,632	4,349,083
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.844%	#(h)	11/25/2059	3,850,000	2,994,900
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	(j)	5/25/2065	8,248,131	8,347,008
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(h)	7/25/2051	3,159,127	2,590,749
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(h)	12/25/2051	9,087,173	7,430,017
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(h)	1/26/2060	1,881	1,868
RIDE Series 2025-SHRE Class A†	5.619%	#(h)	2/14/2047	8,710,000	8,993,787
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,110,000	11,446,497
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(k)	0.456%	#(h)	2/15/2041	1,217,000	12,998
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	4,553	4,362
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	6,500,000	6,461,766
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	7.004% (1 mo. USD Term SOFR + 2.64%)	#	2/15/2042	5,970,000	5,963,096
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	7.454% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	4,700,000	4,713,451
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(h)	6/25/2054	380,324	388,470

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(h)	11/25/2066	$892,479	$827,176
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.054% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	4,210,000	4,213,499
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	16,190,000	17,230,680
Total Non-Agency Commercial Mortgage-Backed Securities (cost $409,909,092)					412,698,403

U.S. TREASURY OBLIGATIONS 14.87%
U.S. Treasury Bonds	3.375%		8/15/2042	117,083,000	97,686,555
U.S. Treasury Bonds	4.50%		11/15/2054	80,298,600	74,975,681
U.S. Treasury Bonds	4.625%		11/15/2044	132,326,000	128,407,909
U.S. Treasury Bonds	4.75%		2/15/2045	88,289,000	87,006,051
U.S. Treasury Bonds	4.75%		5/15/2055	102,240,000	99,492,300
U.S. Treasury Notes	4.00%		5/31/2030	123,353,000	125,082,833
Total U.S. Treasury Obligations (cost $620,774,297)					612,651,329
Total Long-Term Investments (cost $4,737,600,150)					4,779,902,259

OPTIONS PURCHASED 0.01%
(cost $626,500)					217,182

SHORT-TERM INVESTMENTS 3.44%

REPURCHASE AGREEMENTS 3.07%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $37,850,000 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $37,288,884; proceeds: $36,573,952 (cost $36,557,704)				36,557,704	36,557,704
Repurchase Agreement dated 8/29/2025, 4.250% due 9/2/2025 with JPMorgan Securities LLC collateralized by $106,351,600 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $91,836,735; proceeds: $90,042,500 (cost $90,000,000)				90,000,000	90,000,000
Total Repurchase Agreements (cost $126,557,704)					126,557,704

Time Deposits 0.04%
CitiBank N.A.(l) (cost $1,519,706)				1,519,706	1,519,706

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.33%
Fidelity Government Portfolio(l) (cost $13,677,354)	13,677,354	$13,677,354
Total Short-Term Investments (cost $141,754,764)		141,754,764
Total Investments in Securities 119.45% (cost $4,879,981,414)		4,921,874,205
Other Assets and Liabilities – Net(m) (19.45)%		(801,435,182)
Net Assets 100.00%		$4,120,439,023

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $1,900,207,343, which represents 46.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Securities purchased on a when-issued basis.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Step Bond – Security with a predetermined schedule of interest rate changes.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and written options as follows:

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2025

Options Purchased at August 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.HY.44	J.P. Morgan	70,000,000	10/15/2025	$105.00	$70,000,000	$217,182

OTC Written Options at August 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
CDX.NA.HY.44	J.P. Morgan	70,000,000	10/15/2025	$100.00	$(70,000,000)	$(49,671)	$(238,000)	$188,329

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	State Street Bank And Trust	9/19/2025	3,782,000	$2,793,126	$2,756,111	$37,015

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2025	185	Long	$21,069,130	$21,165,156	$96,026
U.S. 2-Year Treasury Note	December 2025	1,713	Long	356,751,934	357,227,413	475,479
U.S. 5-Year Treasury Note	December 2025	724	Long	79,030,066	79,255,375	225,309
Total Unrealized Appreciation on Futures Contracts						$796,814

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	December 2025	708	Long	$ 82,556,490	$82,526,250	$(30,240)

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$36,370,321	$6,693,300	$43,063,621
Remaining Industries	–	568,583,979	–	568,583,979
Corporate Bonds	–	1,948,575,277	–	1,948,575,277
Floating Rate Loans	–	106,606,106	–	106,606,106
Foreign Government Obligations	–	32,499,175	–	32,499,175
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	63,653,808	–	63,653,808
Government Sponsored Enterprises Pass-Throughs	–	990,037,391	–	990,037,391
Municipal Bonds	–	1,533,170	–	1,533,170
Non-Agency Commercial Mortgage-Backed Securities	–	412,698,403	–	412,698,403
Options Purchased	–	217,182	–	217,182
U.S. Treasury Obligations	–	612,651,329	–	612,651,329
Short-Term Investments
Repurchase Agreements	–	126,557,704	–	126,557,704
Time Deposits	–	1,519,706	–	1,519,706
Money Market Funds	13,677,354	–	–	13,677,354
Total	$13,677,354	$4,901,503,551	$6,693,300	$4,921,874,205
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(49,671)	–	(49,671)
Forward Foreign Currency Exchange Contracts
Assets	–	37,015	–	37,015
Liabilities	–	–	–	–
Futures Contracts
Assets	796,814	–	–	796,814
Liabilities	(30,240)	–	–	(30,240)
Total	$766,574	$(12,656)	$–	$753,918

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 96.49%

ASSET-BACKED SECURITIES 2.62%

Other 2.62%
AGL CLO 29 Ltd. Series 2024-29A Class D†	8.076% (3 mo. USD Term SOFR + 3.75%)	#	4/21/2037	$5,000,000	$5,045,760
Apidos CLO XXXIII Ltd. Series 2020-33A Class ER2†	11.639% (3 mo. USD Term SOFR + 7.32%)	#	4/24/2038	750,000	774,889
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.318% (3 mo. USD Term SOFR + 3.00%)	#	1/15/2038	7,350,000	7,443,999
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	7.818% (3 mo. USD Term SOFR + 3.50%)	#	4/15/2037	7,400,000	7,474,503
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	7.126% (3 mo. USD Term SOFR + 2.80%)	#	1/20/2038	7,000,000	7,062,811
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	8.026% (3 mo. USD Term SOFR + 3.70%)	#	4/20/2034	8,500,000	8,521,327
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	8.218% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2037	9,250,000	9,337,524
Empower CLO Ltd. Series 2023-2A Class ER†	9.89% (3 mo. USD Term SOFR + 5.60%)	#	10/15/2038	1,900,000	1,907,566
Generate CLO 15 Ltd. Series 2024-15A Class D†	8.076% (3 mo. USD Term SOFR + 3.75%)	#	7/20/2037	9,520,000	9,621,245
Generate CLO 16 Ltd. Series 2024-16A Class D1†	7.576% (3 mo. USD Term SOFR + 3.25%)	#	7/20/2037	8,500,000	8,546,172
Golub Capital Partners CLO 52 B R Ltd. Series 2020-52A Class ER†	11.076% (3 mo. USD Term SOFR + 6.75%)	#	4/20/2037	1,750,000	1,766,480
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.662% (3 mo. USD Term SOFR + 3.45%)	#	7/17/2038	2,000,000	2,021,640
MidOcean Credit CLO XII Ltd. Series 2023-12A Class ERR†	10.829% (3 mo. USD Term SOFR + 6.50%)	#	7/18/2038	11,075,000	11,127,695

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Oaktree CLO Ltd. Series 2023-2A Class ER†	10.326% (3 mo. USD Term SOFR + 6.00%)	#	7/20/2038	$4,000,000	$4,017,120
OCP CLO Ltd. Series 2023-30A Class D†	8.819% (3 mo. USD Term SOFR + 4.50%)	#	1/24/2037	1,250,000	1,260,964
OCP CLO Ltd. Series 2024-31A Class D†	8.276% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	4,080,000	4,122,187
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.685% (3 mo. USD Term SOFR + 2.50%)	#	5/18/2034	2,250,000	2,252,711
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	8.319% (3 mo. USD Term SOFR + 4.00%)	#	4/25/2037	11,850,000	11,988,301
Tallman Park CLO Ltd. Series 2021-1A Class ER†	10.326% (3 mo. USD Term SOFR + 6.00%)	#	7/20/2038	6,600,000	6,632,023
Trinitas CLO XXIII Ltd. Series 2023-23A Class D1R†(a)	–	(b)	10/20/2038	10,250,000	10,288,437
Trinitas CLO XXXII Ltd. Series 2025-32A Class D1†	7.372% (3 mo. USD Term SOFR + 3.10%)	#	7/23/2038	3,500,000	3,503,675
Total Asset-Backed Securities (cost $123,837,000)					124,717,029

				Shares

COMMON STOCKS 0.45%

Electric: Utilities 0.04%
Frontera Generation Holdings LLC*				209,679	1,782,272

Health Care Providers & Services 0.15%
Recovery Solutions LLC*				377,697	5,854,301
Wellpath Holdings, Inc. Class A*				181,929	90,964
Wellpath Holdings, Inc.*				176,289	1,057,737
Total					7,003,002

Machinery 0.01%
TNT Crane & Rigging, Inc.*				528,781	475,903

Miscellaneous Financials 0.19%
Utex Industries*				297,535	9,093,413

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Shares	Fair Value
Transportation Infrastructure 0.06%
ACBL Holdings Corp.*				60,887	$3,029,128
Total Common Stocks (cost $29,557,835)					21,383,718

				Principal Amount‡

CORPORATE BONDS 7.39%

Advertising 0.11%
Advantage Sales & Marketing, Inc.†	6.50%		11/15/2028	$6,169,500	5,126,941

Airlines 0.18%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	9.50%		6/1/2028	8,067,000	8,395,286

Banks 0.18%
Freedom Mortgage Corp.†	6.625%		1/15/2027	8,334,000	8,361,035

Building Materials 0.42%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	7,065,000	3,563,050
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033	4,216,000	4,353,938
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028	12,440,000	11,981,368
Total					19,898,356

Chemicals 0.41%
Advancion Sciences, Inc.†	9.25%		11/1/2026	11,823,656	10,537,833
Cerdia Finanz GmbH (Germany)†(c)	9.375%		10/3/2031	8,289,000	8,792,806
Total					19,330,639

Commercial Services 0.42%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%		5/21/2030	10,491,000	10,851,922
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026	9,363,000	9,366,323
Total					20,218,245

Computers 0.09%
McAfee Corp.†	7.375%		2/15/2030	4,774,000	4,414,163

Diversified Financial Services 0.53%
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%)	#	6/15/2035	4,246,000	4,387,226
EZCORP, Inc.†	7.375%		4/1/2032	4,587,000	4,847,909
Jefferson Capital Holdings LLC†	8.25%		5/15/2030	3,197,000	3,350,226
Navient Corp.	9.375%		7/25/2030	6,951,000	7,683,378
PRA Group, Inc.†	5.00%		10/1/2029	5,138,000	4,832,430
Total					25,101,169

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction 0.10%
AECOM†	6.00%		8/1/2033		$4,741,000	$4,842,220

Food 0.15%
Ocado Group PLC	10.50%		8/8/2029	GBP	5,000,000	7,087,196

Hand/Machine Tools 0.20%
IMA Industria Macchine Automatiche SpA†	5.776% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	2,771,000	3,282,209
IMA Industria Macchine Automatiche SpA	5.776% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	5,260,000	6,230,392
Total						9,512,601

Internet 0.61%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		$14,345,000	14,787,902
GrubHub Holdings, Inc.†(d)	5.50%		7/1/2027		9,491,000	9,468,347
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		4,169,000	4,655,285
Total						28,911,534

Leisure Time 0.33%
Deuce Finco PLC	5.50%		6/15/2027	GBP	7,544,000	10,199,402
Lindblad Expeditions LLC†	7.00%		9/15/2030		$5,164,000	5,292,278
Total						15,491,680

Media 0.34%
CSC Holdings LLC†	4.50%		11/15/2031		9,500,000	6,169,923
DISH Network Corp.†	11.75%		11/15/2027		9,492,000	10,041,526
Total						16,211,449

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		51,005	–	(e)

Oil & Gas 0.61%
Chord Energy Corp.†	6.75%		3/15/2033		6,971,000	7,154,031
Crescent Energy Finance LLC†	7.625%		4/1/2032		4,778,000	4,761,772
Matador Resources Co.†	6.50%		4/15/2032		7,117,000	7,225,214
Talos Production, Inc.†	9.375%		2/1/2031		9,551,000	9,904,673
Total						29,045,690

Pharmaceuticals 0.41%
Curaleaf Holdings, Inc.	8.00%		12/15/2026		10,322,000	9,702,680
Trulieve Cannabis Corp.	8.00%		10/6/2026		9,805,000	9,718,961
Total						19,421,641

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Pipelines 0.10%
Rockies Express Pipeline LLC†	6.75%	3/15/2033		$4,770,000	$4,988,595

REITS 0.17%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		8,259,000	8,128,899

Retail 1.27%
Advance Auto Parts, Inc.†	7.00%	8/1/2030		6,455,000	6,628,174
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.75%	1/15/2032		11,032,000	9,746,772
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	6,949,089
LBM Acquisition LLC†	9.50%	6/15/2031		10,922,000	11,460,127
Maxeda DIY Holding BV	5.875%	10/1/2026	EUR	8,586,000	9,473,261
Park River Holdings, Inc.†	5.625%	2/1/2029		$10,635,000	9,955,077
QXO Building Products, Inc.†	6.75%	4/30/2032		5,729,000	5,931,261
Total					60,143,761

Software 0.27%
Dye & Durham Ltd. (Canada)†(c)	8.625%	4/15/2029		4,503,000	4,709,944
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029		7,966,000	8,182,038
Total					12,891,982

Telecommunications 0.04%
Lumen Technologies, Inc.†	5.375%	6/15/2029		2,247,000	2,026,704

Transportation 0.45%
Carriage Purchaser, Inc.†(d)	7.875%	10/15/2029		6,974,000	6,466,716
Rand Parent LLC†	8.50%	2/15/2030		7,500,000	7,779,345
Seaspan Corp. (Hong Kong)†(c)	5.50%	8/1/2029		7,742,000	7,347,202
Total					21,593,263
Total Corporate Bonds (cost $348,378,357)					351,143,049

				Shares

EXCHANGE-TRADED FUNDS 2.77%

Exchange- Traded Funds 2.27%
Invesco Senior Loan ETF				5,159,518	107,937,117

Miscellaneous Financials 0.50%
SPDR Blackstone Senior Loan ETF(d)				565,770	23,536,032
Total Exchange-Traded Funds (cost $131,012,310)					131,473,149

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(f) 82.71%

Advertising 0.76%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.797% (3 mo. USD Term SOFR + 4.25%)	10/28/2027	$9,499,135	$8,137,006
CMG Media Corp. 2024 Term Loan	7.896% (3 mo. USD Term SOFR + 3.50%)	6/18/2029	17,773,134	17,137,745
Summer BC Holdco B SARL 2024 USD Term Loan B	9.556% (3 mo. USD Term SOFR + 5.00%)	2/15/2029	10,717,173	10,743,966
Total				36,018,717

Aerospace & Defense 0.29%
TransDigm, Inc. 2025 Term Loan M	6.853% (3 mo. USD Term SOFR + 2.50%)	8/19/2032	13,808,000	13,827,607

Aerospace/Defense 1.75%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%	3/6/2028	14,029,354	24,656,590
Barnes Group, Inc. 2025 Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)	1/27/2032	6,713,175	6,728,548
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	10.796% (3 mo. USD Term SOFR + 6.50%)	4/23/2030	2,778,943	2,850,737
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.316% (1 mo. USD Term SOFR + 2.00%)	10/31/2031	8,831,246	8,867,145
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.316% (1 mo. USD Term SOFR + 2.00%)	10/31/2031	3,359,124	3,372,779
TransDigm, Inc. 2023 Term Loan J	6.796% (3 mo. USD Term SOFR + 2.50%)	2/28/2031	9,857,915	9,876,941
TransDigm, Inc. 2024 Term Loan K	7.046% (3 mo. USD Term SOFR + 2.75%)	3/22/2030	2,721,989	2,731,761
TransDigm, Inc. 2024 Term Loan L	6.796% (3 mo. USD Term SOFR + 2.50%)	1/19/2032	24,209,177	24,255,901
Total				83,340,402

Airlines 0.87%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	29,825,993	29,774,842
JetBlue Airways Corp. 2024 Term Loan B	9.069% (3 mo. USD Term SOFR + 4.75%)	8/27/2029	5,564,803	5,278,216

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Airlines (continued)
Vista Management Holding, Inc. 2025 Term Loan B	8.041% (3 mo. USD Term SOFR + 3.75%)		4/1/2031		$6,103,000	$6,148,772
Total						41,201,830

Apparel 0.21%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		12/21/2028		4,998,720	4,997,171
WH Borrower LLC 2025 Term Loan B	8.954% (3 mo. USD Term SOFR + 4.75%)		2/20/2032		4,775,000	4,798,875
Total						9,796,046

Auto Parts & Equipment 1.13%
Clarios Global LP 2024 USD Term Loan B (Canada)(c)	6.816% (1 mo. USD Term SOFR + 2.50%)		5/6/2030		6,427,700	6,437,341
Clarios Global LP 2025 USD Term Loan B (Canada)(c)	7.066% (1 mo. USD Term SOFR + 2.75%)		1/28/2032		14,192,000	14,220,810
First Brands Group LLC 2021 Term Loan	–	(b)	3/30/2027		10,062,235	9,615,723
First Brands Group LLC 2022 Incremental Term Loan	–	(b)	3/30/2027		3,836,000	3,663,380
Tenneco, Inc. 2022 Term Loan B	9.304% - 9.40% (3 mo. USD Term SOFR + 5.00%)		11/17/2028		20,001,000	19,957,998
Total						53,895,252

Banks 0.54%
AqGen Island Holdings, Inc. 2024 Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		8/2/2028		16,252,336	16,286,629
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(c)	7.329% (3 mo. USD Term SOFR + 3.00%)		10/30/2031		8,734,001	8,788,588
Chrysaor Bidco SARL USD Delayed Draw Term Loan (Luxembourg)(c)(g)	–	(b)	10/30/2031		649,165	653,222
Total						25,728,439

Beverages 0.76%
Celsius Holdings, Inc. Term Loan	7.541% (3 mo. USD Term SOFR + 3.25%)		4/1/2032		2,864,000	2,892,941
Pegasus Bidco BV 2024 EUR Term Loan B2	5.536% (3 mo. EURIBOR + 3.50%)		7/12/2029	EUR	5,328,000	6,280,381

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Beverages (continued)
Pegasus Bidco BV 2024 USD Term Loan B (Netherlands)(c)	7.461% (3 mo. USD Term SOFR + 3.25%)		7/12/2029		$9,807,866	$9,848,764
Primo Brands Corp. 2025 Term Loan B	6.546% (3 mo. USD Term SOFR + 2.25%)		3/31/2028		16,920,184	16,960,708
Total						35,982,794

Building Materials 1.70%
Chamberlain Group, Inc. 2025 Term Loan B	–	(b)	7/22/2032		10,813,000	10,830,571
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.713% (1 mo. USD Term SOFR + 3.25%)		4/12/2028		10,696,026	10,176,841
ECO Material Tech, Inc. Term Loan	7.467% (6 mo. USD Term SOFR + 3.25%)		2/12/2032		8,601,000	8,619,836
EMRLD Borrower LP 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		8/4/2031		5,058,772	5,055,029
Groundworks LLC 2024 Delayed Draw Term Loan(g)	7.323% (1 mo. USD Term SOFR + 3.00%)		3/14/2031		749,810	751,871
Groundworks LLC 2024 Term Loan	7.323% (1 mo. USD Term SOFR + 3.00%)		3/14/2031		4,039,689	4,050,798
Hobbs & Associates LLC Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)		7/23/2031		4,850,876	4,857,862
Quikrete Holdings, Inc. 2025 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		2/10/2032		30,881,690	30,910,719
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	7.323% (1 mo. USD Term SOFR + 3.00%)		4/2/2029		5,723,655	5,752,273
Total						81,005,800

Chemicals 2.40%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	8.046% (3 mo. USD Term SOFR + 3.75%)		12/23/2031		10,474,365	10,498,928
Hexion Holdings Corp. 2024 Term Loan B	8.36% (1 mo. USD Term SOFR + 4.00%)		3/15/2029		9,971,518	9,970,471
INEOS Finance PLC 2024 EUR 1st Lien Term Loan B	5.367% (1 mo. EURIBOR + 3.50%)		6/23/2031	EUR	1,770,954	1,945,716

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.867% (1 mo. EURIBOR + 2.00%)		1/29/2027	EUR	14,980,000	$17,095,210
INEOS U.S. Finance LLC 2021 USD Term Loan B	6.916% (1 mo. USD Term SOFR + 2.50%)		11/8/2028		$14,276,234	13,491,041
INEOS U.S. Finance LLC 2024 USD 1st Lien Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		2/7/2031		4,443,029	4,024,629
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(c)	7.601% (1 mo. USD Term SOFR + 3.25%)		4/3/2028		18,128,557	18,207,869
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(c)	7.611% (1 mo. USD Term SOFR + 3.25%)		4/3/2028		2,749,044	2,761,071
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B	–	(b)	7/23/2032		6,627,000	6,618,716
Qnity Electronics, Inc. Term Loan B	–	(b)	8/12/2032		14,203,000	14,189,720
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B	7.197% (6 mo. USD Term SOFR + 3.00%)		1/31/2029		9,385,419	9,415,546
USALCO LLC 2025 Term Loan	7.816% (1 mo. USD Term SOFR + 3.50%)		9/30/2031		5,341,100	5,343,610
USALCO LLC 2025 Delayed Draw Term Loan(g)	–	(b)	9/30/2031		553,060	553,320
Total						114,115,847

Commercial Services 6.49%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(c)	7.215% (3 mo. USD Term SOFR + 3.00%)		5/21/2031		7,921,000	7,960,605
Allied Universal Holdco LLC 2025 USD Term Loan B	7.59% (3 mo. USD Term SOFR + 3.25%)		8/6/2032		26,324,000	26,445,090
Amber Finco PLC 2025 EUR Fungible Term Loan B	5.23% (3 mo. EURIBOR + 3.25%)		6/11/2029	EUR	7,200,000	8,506,796
Avis Budget Car Rental LLC 2025 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		7/16/2032		$4,743,000	4,718,550
BCP V Modular Services Holdings IV Ltd. 2025 EUR Term Loan	6.405% (3 mo. EURIBOR + 4.43%)		7/10/2031	EUR	4,270,000	4,691,598

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Belron Finance 2019 LLC 2025 Repriced Term Loan B	6.742% (3 mo. USD Term SOFR + 2.50%)	10/16/2031		$27,650,057	$27,819,414
Boluda Towage SL 2024 EUR Term Loan B	5.37% (1 mo. EURIBOR + 3.50%)	1/31/2030	EUR	4,915,000	5,804,511
Brock Holdings III, Inc. 2024 Term Loan B	10.046% (3 mo. USD Term SOFR + 5.75%)	5/2/2030		$6,942,537	6,491,273
CHG Healthcare Services, Inc. 2025 Term Loan B1	7.046% - 7.07% (1 mo. USD Term SOFR + 2.75%) (3 mo. USD Term SOFR + 2.75%)	9/29/2028		10,379,616	10,406,032
CoreLogic, Inc. Term Loan	7.931% (1 mo. USD Term SOFR + 3.50%)	6/2/2028		16,492,709	16,478,277
Corp. Service Co. Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	11/2/2029		3,033,664	3,032,147
Crash Champions LLC 2024 Term Loan B	8.948% (3 mo. USD Term SOFR + 4.75%)	2/23/2029		1,889,000	1,774,479
Creative Artists Agency LLC 2025 Repriced Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	10/1/2031		5,227,917	5,244,725
Ensemble RCM LLC 2024 Term Loan B	7.308% (3 mo. USD Term SOFR + 3.00%)	8/1/2029		18,255,176	18,356,858
First Advantage Holdings LLC 2025 Repriced Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)	10/31/2031		13,749,636	13,801,266
Fugue Finance BV 2025 Repriced Term Loan (Netherlands)(c)	6.949% (1 mo. USD Term SOFR + 2.75%)	1/9/2032		7,618,529	7,649,155
Garda World Security Corp. 2025 Term Loan B (Canada)(c)	7.362% (1 mo. USD Term SOFR + 3.00%)	2/1/2029		11,493,725	11,512,402
Holding Socotec SAS 2025 EUR Term Loan B1	5.451% (3 mo. EURIBOR + 3.50%)	6/2/2031	EUR	6,641,000	7,831,032
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	5.381% (1 mo. EURIBOR + 3.50%)	11/29/2029	EUR	7,424,457	8,717,966
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.199% (3 mo. USD Term SOFR + 3.00%)	5/4/2028		$17,533,012	17,595,166

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Nuvei Technologies Corp. 2025 Repriced Term Loan B (Canada)(c)	7.066% (1 mo. USD Term SOFR + 2.75%)		11/17/2031	$7,657,807	$7,670,711
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	7.046% (3 mo. USD Term SOFR + 2.75%)		3/26/2031	11,916,050	11,975,631
Priority Holdings LLC 2025 Term Loan B	8.066% (1 mo. USD Term SOFR + 3.75%)		7/30/2032	9,485,000	9,526,497
Raven Acquisition Holdings LLC Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		11/19/2031	20,801,333	20,879,338
Spin Holdco, Inc. 2021 Term Loan	8.577% (3 mo. USD Term SOFR + 4.00%)		3/4/2028	6,193,057	5,279,612
Trans Union LLC 2024 Term Loan B9	6.066% (1 mo. USD Term SOFR + 1.75%)		6/24/2031	4,975,569	4,977,932
TruGreen LP 2020 Term Loan	8.416% (1 mo. USD Term SOFR + 4.00%)		11/2/2027	49,258	48,119
Veritiv Corp. Term Loan B	8.296% (3 mo. USD Term SOFR + 4.00%)		11/30/2030	8,279,290	8,198,774
Wand NewCo 3, Inc. 2025 Repriced Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		1/30/2031	5,610,916	5,606,371
Wash Multifamily Parent, Inc. Term Loan B	–	(b)	8/6/2032	14,198,000	14,246,841
Xplor T1 LLC Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%)		6/24/2031	4,987,208	5,012,144
Total					308,259,312

Commercial Services & Supplies 0.79%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.296% (3 mo. USD Term SOFR + 2.00%)		1/31/2031	23,983,243	24,037,205
Grant Thornton Advisors LLC 2025 Incremental Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		6/2/2031	6,680,000	6,711,730
Raven Acquisition Holdings LLC Delayed Draw Term Loan(g)	–	(b)	11/19/2031	1,489,533	1,495,119
Shift4 Payments LLC 2025 Term Loan	7.079% (3 mo. USD Term SOFR + 2.75%)		6/30/2032	5,479,000	5,532,667
Total					37,776,721

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers 2.83%
Ahead DB Holdings LLC 2024 Term Loan B4	7.046% (3 mo. USD Term SOFR + 2.75%)		2/3/2031	$10,507,347	$10,529,622
Amentum Government Services Holdings LLC 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		9/29/2031	10,951,200	10,970,036
Clover Holdings 2 LLC Fixed Term Loan B	7.75%		12/9/2031	2,857,838	2,861,410
Clover Holdings 2 LLC Term Loan B	8.058% (3 mo. USD Term SOFR + 3.75%)		12/9/2031	11,581,973	11,630,269
Fortress Intermediate 3, Inc. 2025 Term Loan B	7.351% (1 mo. USD Term SOFR + 3.00%)		6/27/2031	11,240,334	11,289,510
Kaseya, Inc. 2025 1st Lien Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		3/20/2032	15,554,017	15,604,801
Kaseya, Inc. 2025 2nd Lien Term Loan B	9.316% (1 mo. USD Term SOFR + 5.00%)		3/18/2033	5,179,000	5,203,290
McAfee LLC 2024 USD 1st Lien Term Loan B	7.349% (1 mo. USD Term SOFR + 3.00%)		3/1/2029	24,014,480	23,003,831
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan	6.816% (1 mo. USD Term SOFR + 2.50%)		10/31/2030	14,177,092	14,129,812
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	25,329,000	24,939,947
Vision Solutions, Inc. 2021 Incremental Term Loan	8.57% (3 mo. USD Term SOFR + 4.00%)		4/24/2028	4,538,516	4,252,022
Total					134,414,550

Construction & Engineering 0.40%
FrontDoor, Inc. 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		12/19/2031	4,903,861	4,937,600
Service Logic Acquisition, Inc. 2025 Repriced Term Loan B	7.308% - 7.32% (1 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.00%)		10/29/2027	14,126,271	14,179,244
Total					19,116,844

Consumer Non-Durables 0.23%
Anastasia Parent LLC 2018 Term Loan B(h)	–	(b)	9/10/2025	12,437,523	10,836,192

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging 1.47%
Berlin Packaging LLC 2025 Term Loan B7	7.558% - 7.60% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%)		6/7/2031		$13,900,639	$13,953,809
Charter NEX U.S., Inc. 2024 Term Loan B1	7.107% (1 mo. USD Term SOFR + 2.75%)		11/29/2030		12,142,675	12,207,638
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan(g)	7.566% (1 mo. USD Term SOFR + 3.25%)		4/1/2032		453,230	453,291
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		4/1/2032		25,924,770	25,928,270
IFCO Management GmbH 2025 EUR Term Loan	–	(b)	7/30/2032	EUR	5,628,000	6,606,846
Proampac PG Borrower LLC 2024 Term Loan	8.195% - 8.32% (3 mo. USD Term SOFR + 4.00%)		9/15/2028		$49,091	49,189
SupplyOne, Inc. 2024 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		4/21/2031		7,730,862	7,802,566
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	–	(b)	11/30/2028		2,854,479	2,728,411
Total						69,730,020

Cosmetics/Personal Care 0.73%
Conair Holdings LLC Term Loan B	8.181% (1 mo. USD Term SOFR + 3.75%)		5/17/2028		20,897,329	13,896,724
Opal Bidco SAS USD Term Loan B	7.575% (3 mo. USD Term SOFR + 3.25%)		4/28/2032		20,539,000	20,683,389
Total						34,580,113

Distribution/Wholesale 1.06%
Barentz International BV 2025 USD Term Loan B (Netherlands)(c)	7.646% (3 mo. USD Term SOFR + 3.25%)		3/3/2031		7,939,692	7,899,993
BCPE Empire Holdings, Inc. 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		12/11/2030		19,228,359	19,224,802
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	7.296% (3 mo. USD Term SOFR + 3.00%)		6/20/2031		6,004,056	5,989,046
Resideo Funding, Inc. 2025 Incremental Term Loan	6.363% (1 mo. USD Term SOFR + 2.00%)		8/13/2032		17,323,000	17,317,630
Total						50,431,471

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 4.02%
Advisor Group, Inc. 2025 Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		7/30/2032	$18,344,000	$18,358,033
Apex Group Treasury LLC 2025 USD Term Loan B	7.755% (3 mo. USD Term SOFR + 3.50%)		2/27/2032	13,110,505	13,143,281
Aretec Group, Inc. 2024 1st Lien Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		8/9/2030	15,722,120	15,751,599
Armor Holding II LLC 2025 Add-on Term Loan	7.916% (6 mo. USD Term SOFR + 3.75%)		12/11/2028	12,115,691	12,189,899
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	4,975,000	4,980,697
Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B (United Kingdom)(c)	7.447% (6 mo. USD Term SOFR + 3.25%)		1/27/2032	5,084,257	5,106,501
DRW Holdings LLC 2024 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		6/26/2031	20,099,872	20,112,435
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.566% (1 mo. USD Term SOFR + 5.25%)		10/6/2028	8,878,000	8,911,337
GEN II Fund Services LLC 2024 Term Loan B	6.967% (6 mo. USD Term SOFR + 2.75%)		11/26/2031	4,342,118	4,351,149
GTCR Everest Borrower LLC Add on Term Loan B	7.064% (3 mo. USD Term SOFR + 2.75%)		9/5/2031	15,043,180	15,087,858
Guggenheim Partners LLC 2024 Term Loan B	6.796% (3 mo. USD Term SOFR + 2.50%)		11/26/2031	8,734,110	8,770,138
Hudson River Trading LLC 2024 Term Loan B	7.366% (1 mo. USD Term SOFR + 3.00%)		3/18/2030	26,385,237	26,480,620
Jane Street Group LLC 2024 Term Loan B1	6.199% (3 mo. USD Term SOFR + 2.00%)		12/15/2031	26,718,031	26,656,446
Jump Financial LLC 2025 1st Lien Term Loan B	7.723% (3 mo. USD Term SOFR + 3.50%)		2/26/2032	1,583,000	1,598,830
Orion U.S. Finco, Inc. 1st Lien Term Loan	–	(b)	5/20/2032	9,548,000	9,623,047
Total					191,121,870

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric 0.76%
Astoria Energy LLC 2025 Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)	6/23/2032	$7,379,760	$7,414,703
Lackawanna Energy Center LLC 2025 Term Loan B	7.351% (3 mo. USD Term SOFR + 3.00%)	8/5/2032	22,829,000	22,981,269
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.733% (3 mo. USD Term SOFR + 2.50%)	12/15/2031	5,693,390	5,720,320
Total				36,116,292

Electric: Generation 0.06%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.057% (3 mo. USD Term SOFR + 1.50%)	7/28/2028	2,863,989	2,677,830

Electronics 0.50%
Coherent Corp. 2025 1st Lien Term Loan B2	6.316% (1 mo. USD Term SOFR + 2.00%)	7/2/2029	4,672,839	4,683,072
LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B	7.856% (1 mo. USD Term SOFR + 3.50%)	12/2/2031	18,801,000	18,926,309
Total				23,609,381

Engineering & Construction 0.93%
Brand Industrial Services, Inc. 2024 Term Loan B	8.796% (3 mo. USD Term SOFR + 4.50%)	8/1/2030	4,715,316	4,163,625
Centuri Group, Inc. 2025 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)	7/9/2032	5,000,000	5,017,200
DG Investment Intermediate Holdings 2, Inc. 2025 2nd Lien Term Loan	9.816% (1 mo. USD Term SOFR + 5.50%)	7/31/2033	2,845,000	2,834,331
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan	8.102% (1 mo. USD Term SOFR + 3.75%)	7/9/2032	10,825,000	10,892,656
Legence Holdings LLC 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)	12/18/2028	14,426,336	14,478,631
Radar Bidco SARL 2025 USD Term Loan B (Luxembourg)(c)	7.558% (3 mo. USD Term SOFR + 3.25%)	4/4/2031	6,914,000	6,939,928
Total				44,326,371

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 2.98%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.34% (1 mo. USD Term SOFR + 7.00%)		1/4/2029		$14,230,339	$14,295,016
Caesars Entertainment, Inc. 2024 Term Loan B1	6.566% (1 mo. USD Term SOFR + 2.25%)		2/6/2031		20,590,104	20,561,793
Caesars Entertainment, Inc. Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		2/6/2030		14,263,822	14,249,558
Cinemark USA, Inc. 2025 Term Loan B	6.546% - 6.57% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)		5/24/2030		9,817,387	9,844,385
Dorna Sports SL 2025 EUR Term Loan B	–	(b)	8/11/2032	EUR	4,733,000	5,571,245
EOC Borrower LLC Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		3/24/2032		$20,490,000	20,575,443
Flutter Financing BV 2025 Term Loan B (Netherlands)(c)	6.296% (3 mo. USD Term SOFR + 2.00%)		6/4/2032		10,632,000	10,623,122
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.287% (6 mo. EURIBOR + 3.25%)		6/30/2028	EUR	5,034,000	5,927,291
GVC Holdings Ltd. 2025 Term Loan B (2032) (Gibraltar)(c)	–	(b)	7/30/2032		$8,000,000	7,998,600
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.316% (1 mo. USD Term SOFR + 2.00%)		12/4/2031		15,173,872	15,186,543
Six Flags Entertainment Corp. 2024 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)		5/1/2031		11,859,779	11,814,296
Voyager Parent LLC Term Loan B	9.041% (3 mo. USD Term SOFR + 4.75%)		7/1/2032		4,813,000	4,828,835
Total						141,476,127

Environmental 0.16%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(c)	6.824% (3 mo. USD Term SOFR + 2.50%)		3/3/2032		7,453,000	7,457,658

Environmental Control 0.69%
Heritage-Crystal Clean, Inc. Term Loan B	8.069% (3 mo. USD Term SOFR + 3.75%)		10/17/2030		4,693,125	4,713,657
Madison IAQ LLC 2025 Term Loan B	7.452% (6 mo. USD Term SOFR + 3.25%)		5/6/2032		26,750,000	26,915,449

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Environmental Control (continued)
Reworld Holding Corp. 2025 Term Loan B	6.591% (1 mo. USD Term SOFR + 2.25%)		11/30/2028		$948,764	$950,842
Reworld Holding Corp. 2025 Term Loan C	6.591% (1 mo. USD Term SOFR + 2.25%)		11/30/2028		52,236	52,350
Total						32,632,298

Financial 0.27%
Asurion LLC 2022 Term Loan B10	8.416% (1 mo. USD Term SOFR + 4.00%)		8/19/2028		13,013,847	12,988,405

Financial 0.28%
Jump Financial LLC 2025 Term Loan B	8.546% (3 mo. USD Term SOFR + 4.25%)		2/26/2032		13,156,909	13,288,478

Food 1.58%
Aspire Bakeries Holdings LLC 2025 Term Loan B	7.831% (1 mo. USD Term SOFR + 3.50%)		12/23/2030		5,679,111	5,721,732
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	8.431% (1 mo. USD Term SOFR + 4.00%)		6/9/2028		12,858,818	12,899,002
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%)		5/14/2031	EUR	4,981,462	5,657,377
CHG PPC Parent LLC 2021 Term Loan	7.431% (1 mo. USD Term SOFR + 3.00%)		12/8/2028		$12,007,809	12,052,839
Chobani LLC 2025 Repriced Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		10/25/2027		6,237,205	6,256,041
Froneri Lux FinCo SARL 2025 USD Term Loan (Luxembourg)(c)	–	(b)	7/16/2032		18,783,000	18,774,830
Upfield BV 2025 USD Term Loan B12 (Netherlands)(c)	8.30% (6 mo. USD Term SOFR + 3.75%)		1/3/2028		13,897,750	13,582,132
Total						74,943,953

Gaming/Leisure 0.73%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	9.658% (3 mo. USD Term SOFR + 5.25%)		7/1/2028		9,015,889	8,587,634
Fertitta Entertainment LLC 2022 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		1/27/2029		4,505,408	4,508,517

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Gaming/Leisure (continued)
Sabre GLBL, Inc. 2021 Term Loan B1	7.931% (1 mo. USD Term SOFR + 3.50%)	12/17/2027		$4,882,635	$4,675,123
Sabre GLBL, Inc. 2021 Term Loan B2	7.931% (1 mo. USD Term SOFR + 3.50%)	12/17/2027		3,941,295	3,773,790
United FP Holdings LLC 2019 1st Lien Term Loan	8.57% (3 mo. USD Term SOFR + 4.00%)	12/30/2026		13,564,267	13,143,164
Total					34,688,228

Health Care Products 0.63%
Hanger, Inc. 2024 Delayed Draw Term Loan(g)	7.816% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		2,747,163	2,756,325
Hanger, Inc. 2024 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		2,509,517	2,517,886
Medline Borrower LP 2025 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	10/23/2028		19,430,420	19,452,765
Resonetics LLC 2025 Repriced Term Loan B	7.064% (3 mo. USD Term SOFR + 2.75%)	6/18/2031		5,001,306	5,003,032
Total					29,730,008

Health Care Services 3.38%
ADMI Corp. 2023 Term Loan B5	10.066% (1 mo. USD Term SOFR + 5.75%)	12/23/2027		8,861,696	8,313,379
Bella Holding Co. LLC 2025 Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)	5/10/2028		7,039,846	7,061,845
Colosseum Dental Finance BV EUR Term Loan B	5.764% (3 mo. EURIBOR + 3.75%)	3/22/2032	EUR	8,600,000	10,124,826
Concentra Health Services, Inc. 2025 Repriced Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	7/26/2031		$5,012,320	5,042,093
Global Medical Response, Inc. 2024 PIK Term Loan 8.95%	0.75% (3 mo. USD Term SOFR + 4.75%)	10/31/2028		12,528,994	12,549,416
Heartland Dental LLC 2024 Term Loan	8.03% (1 mo. USD Term SOFR + 4.50%)	4/28/2028		20,457,581	20,497,269
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.068% (3 mo. USD Term SOFR + 3.75%)	5/19/2031		10,406,700	10,349,151

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.82% (3 mo. USD Term SOFR + 3.50%)	5/19/2031	$4,151,593	$4,114,893
Loire Finco Luxembourg SARL 2025 USD Term Loan B (Luxembourg)(c)	8.308% (3 mo. USD Term SOFR + 4.00%)	1/21/2030	9,975,000	10,066,421
MDVIP, Inc. 2025 Term Loan B	7.34% (1 mo. USD Term SOFR + 3.00%)	10/14/2031	9,848,030	9,868,514
National Mentor Holdings, Inc. 2021 Term Loan	8.146% - 8.17% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)	3/2/2028	10,089,312	9,984,786
National Mentor Holdings, Inc. 2021 Term Loan C	8.146% (3 mo. USD Term SOFR + 3.75%)	3/2/2028	454,628	449,918
New WPCC Parent LLC Term Loan	13.796% (3 mo. USD Term SOFR + 9.50%)	5/9/2030	4,669,804	4,342,918
Pacific Dental Services LLC 2024 Term Loan B	7.091% (1 mo. USD Term SOFR + 2.75%)	3/15/2031	8,595,778	8,620,233
Parexel International Corp. 2025 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	11/15/2028	4,828,719	4,838,787
Radnet Management, Inc. 2024 1st Lien Term Loan B	6.448% (3 mo. USD Term SOFR + 2.25%)	4/18/2031	5,001,448	5,017,853
Select Medical Corp. 2024 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	12/3/2031	5,238,580	5,258,225
Surgery Center Holdings, Inc. 2025 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	12/19/2030	4,906,431	4,918,133
Team Health Holdings, Inc. 2025 Term Loan B	8.796% (3 mo. USD Term SOFR + 4.50%)	6/23/2028	14,229,000	14,200,898
WCG Intermediate Corp. 2025 Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)	2/25/2032	4,911,000	4,913,676
Total				160,533,234

Healthcare 1.13%
AthenaHealth Group, Inc. 2022 Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)	2/15/2029	15,342,325	15,350,303
Electron BidCo, Inc. 2021 Term Loan	7.066% (1 mo. USD Term SOFR + 2.75%)	11/1/2028	6,249,064	6,268,592

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
Gainwell Acquisition Corp. Term Loan B	8.396% (3 mo. USD Term SOFR + 4.00%)		10/1/2027	$17,827,587	$17,573,544
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	8.646% (3 mo. USD Term SOFR + 4.25%)		8/19/2028	7,022,968	6,900,066
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.646% (3 mo. USD Term SOFR + 7.25%)		3/2/2029	7,832,027	7,483,502
Total					53,576,007

Home Furnishings 0.76%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B	7.351% (1 mo. USD Term SOFR + 3.00%)		7/31/2028	27,627,892	27,670,439
Somnigroup International, Inc. Term Loan B	6.61% (1 mo. USD Term SOFR + 2.25%)		10/24/2031	8,504,558	8,536,450
Total					36,206,889

Household Equipment/Products 0.41%
GC Ferry Acquisition I, Inc. Term Loan	7.711% (3 mo. USD Term SOFR + 3.50%)		8/16/2032	16,807,437	16,644,657
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(g)	–	(b)	8/16/2032	2,869,563	2,841,771
Total					19,486,428

Household Products 0.15%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	8.296% (3 mo. USD Term SOFR + 4.00%)		7/8/2031	9,472,141	7,061,481

Housewares 0.10%
Hunter Douglas, Inc. 2025 USD Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%)		1/20/2032	4,750,823	4,762,201

Information Technology 1.10%
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	11.308% (3 mo. USD Term SOFR + 7.00%)		8/15/2030	11,404,507	6,181,585
ConnectWise LLC 2021 Term Loan B	8.057% (3 mo. USD Term SOFR + 3.50%)		9/29/2028	13,919,708	13,986,870
Constant Contact, Inc. Term Loan	8.579% (3 mo. USD Term SOFR + 4.00%)		2/10/2028	7,006,036	6,717,037

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Information Technology (continued)
Ensono LP 2021 Term Loan	8.431% (1 mo. USD Term SOFR + 4.00%)	5/26/2028	$15,074,289	$15,141,370
RealPage, Inc. 1st Lien Term Loan	7.557% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	10,409,954	10,408,184
Total				52,435,046

Information Technology Services 0.14%
Recovery Solutions Parent LLC Term Loan	11.796% (3 mo. USD Term SOFR + 7.50%)	1/28/2030	6,884,401	6,849,979

Insurance 4.20%
Acrisure LLC 2024 1st Lien Term Loan B6	7.316% (1 mo. USD Term SOFR + 3.00%)	11/6/2030	19,074,699	19,089,673
Alera Group, Inc. 2025 2nd Lien Term Loan	9.816% (1 mo. USD Term SOFR + 5.50%)	5/30/2033	2,864,000	2,976,770
Alera Group, Inc. 2025 Term Loan	7.566% (1 mo. USD Term SOFR + 3.25%)	5/31/2032	13,645,000	13,716,704
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.823% (1 mo. USD Term SOFR + 2.50%)	9/19/2031	20,470,620	20,448,818
AmWINS Group, Inc. 2025 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)	1/30/2032	5,000,756	5,004,607
Amynta Agency Borrower, Inc. 2025 Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)	12/29/2031	4,307,271	4,310,868
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(c)	6.95% - 7.05% (3 mo. USD Term SOFR + 2.75%) (6 mo. USD Term SOFR + 2.75%)	2/15/2031	12,141,570	12,149,219
Asurion LLC 2021 2nd Lien Term Loan B3	9.681% (1 mo. USD Term SOFR + 5.25%)	1/31/2028	10,140,000	9,899,175
Asurion LLC 2023 Term Loan B11	8.666% (1 mo. USD Term SOFR + 4.25%)	8/19/2028	35,312,535	35,328,955
HUB International Ltd. 2025 Term Loan B	6.826% (3 mo. USD Term SOFR + 2.50%)	6/20/2030	5,016,771	5,032,348

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.566% (1 mo. USD Term SOFR + 5.25%)		7/2/2031		$5,957,000	$6,035,186
OneDigital Borrower LLC 2025 Repriced Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		7/2/2031		10,404,900	10,422,380
OneDigital Borrower LLC 2025 Add-on Term Loan	–	(b)	7/2/2031		3,832,500	3,838,939
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		7/31/2031		28,757,103	28,867,962
SIACI St. Honore SAS 2025 EUR Unitranche Term Loan	5.427% (3 mo. EURIBOR + 3.50%)		7/23/2032	EUR	8,893,000	10,444,547
Truist Insurance Holdings LLC 2024 Term Loan B	7.046% (3 mo. USD Term SOFR + 2.75%)		5/6/2031		$11,909,266	11,942,791
Total						199,508,942

Internet 1.56%
Arches Buyer, Inc. 2021 Term Loan B	7.666% (1 mo. USD Term SOFR + 3.25%)		12/6/2027		15,862,323	15,909,434
ION Trading Finance Ltd. 2025 EUR Term Loan B	5.747% (3 mo. EURIBOR + 3.75%)		4/1/2028	EUR	11,312,551	13,133,638
Magnite, Inc. 2025 Repriced Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		2/6/2031		$9,454,733	9,484,280
MH Sub I LLC 2023 Term Loan	8.566% (1 mo. USD Term SOFR + 4.25%)		5/3/2028		13,071,358	12,163,683
Proofpoint, Inc. 2024 Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		8/31/2028		7,779,522	7,836,234
Proofpoint, Inc. 2025 Fungible Term Loan	–	(b)	8/31/2028		2,883,000	2,904,017
Speedster Bidco GmbH 2024 USD Term Loan B (Germany)(c)	7.546% (3 mo. USD Term SOFR + 3.25%)		12/10/2031		12,641,317	12,694,032
Total						74,125,318

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Management Companies 1.04%
Dragon Buyer, Inc. Term Loan B	7.046% (3 mo. USD Term SOFR + 2.75%)		9/30/2031	$13,158,129	$13,190,037
Nexus Buyer LLC 2025 2nd Lien Term Loan B	10.066% (1 mo. USD Term SOFR + 5.75%)		2/16/2032	11,917,000	11,907,049
Nexus Buyer LLC 2025 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		7/31/2031	12,443,895	12,442,589
NEXUS Buyer LLC 2025 Incremental Term Loan	8.316% (1 mo. USD Term SOFR + 4.00%)		7/31/2031	7,243,000	7,252,054
Nvent Electric PLC Term Loan B (United Kingdom)(c)	7.316% (1 mo. USD Term SOFR + 3.00%)		1/30/2032	4,783,000	4,813,635
Total					49,605,364

Leisure Time 0.68%
Bulldog Purchaser, Inc. 2025 Term Loan	8.036% (3 mo. USD Term SOFR + 3.75%)		6/27/2031	7,664,925	7,715,207
Fitness International LLC 2024 Term Loan B	8.816% (1 mo. USD Term SOFR + 4.50%)		2/12/2029	11,856,233	11,957,012
Recess Holdings, Inc. 2025 Repriced Term Loan	8.069% (3 mo. USD Term SOFR + 3.75%)		2/20/2030	8,718,863	8,780,200
Sabre GLBL, Inc. 2022 Term Loan B	8.666% (1 mo. USD Term SOFR + 4.25%)		6/30/2028	3,705,882	3,513,639
Sabre GLBL, Inc. 2024 Term Loan B2	10.416% (1 mo. USD Term SOFR + 6.00%)		11/15/2029	536,336	509,519	(i)
Total					32,475,577

Lodging 0.30%
Turquoise Topco Ltd. Term Loan B (Jersey)(c)	–	(b)	8/13/2032	14,223,000	14,249,668

Machinery: Diversified 1.44%
Arcline FM Holdings LLC 2025 Term Loan	7.578% (6 mo. USD Term SOFR + 3.50%)		6/24/2030	18,763,928	18,908,504
CPM Holdings, Inc. 2023 Term Loan	8.854% (1 mo. USD Term SOFR + 4.50%)		9/28/2028	4,805,376	4,703,766
Project Castle, Inc. Term Loan B	9.716% (6 mo. USD Term SOFR + 5.50%)		6/1/2029	48,992	40,235
SPX Flow, Inc. 2025 Term Loan	7.066% (1 mo. USD Term SOFR + 2.75%)		4/5/2029	7,516,905	7,570,500

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Machinery: Diversified (continued)
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(c)	8.666% - 8.80% (3 mo. USD Term SOFR + 4.50%) (6 mo. USD Term SOFR + 4.50%)	2/15/2029		$18,176,249	$18,260,042
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.333% (6 mo. EURIBOR + 3.25%)	4/30/2030	EUR	16,243,000	19,079,930
Total					68,562,977

Manufacturing 0.50%
Numericable Group SA USD Term Loan B11 (France)(c)(h)	9.25% (PRIME rate + 1.75%)	9/30/2025		$26,598,335	23,619,321

Media 1.30%
DirecTV Financing LLC Term Loan	9.57% (3 mo. USD Term SOFR + 5.00%)	8/2/2027		5,619,669	5,637,596
EW Scripps Co. 2025 Term Loan B2	10.23% (1 mo. USD Term SOFR + 5.75%)	6/30/2028		2,955,818	2,981,696
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%)	12/31/2029		1,832,408	1,663,826
Sinclair Television Group, Inc. 2025 Term Loan B7	8.516% (1 mo. USD Term SOFR + 4.10%)	12/31/2030		15,209,297	13,810,042
Telenet Financing USD LLC 2020 USD Term Loan AR	6.474% (1 mo. USD Term SOFR + 2.00%)	4/30/2028		17,119,000	16,763,781
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.728% (1 mo. USD Term SOFR + 3.25%)	1/31/2029		9,672,000	9,664,311
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%)	3/31/2031		1,574,000	1,546,557
Virgin Media Bristol LLC USD Term Loan N	6.978% (1 mo. USD Term SOFR + 2.50%)	1/31/2028		9,755,229	9,703,428
Total					61,771,237

Metal Fabricate/Hardware 0.29%
Tank Holding Corp. 2022 Term Loan	10.166% (1 mo. USD Term SOFR + 5.75%)	3/31/2028		9,003,125	8,577,727

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Metal Fabricate/Hardware (continued)
Tank Holding Corp. 2023 Incremental Term Loan	10.416% (1 mo. USD Term SOFR + 6.00%)	3/31/2028		$3,013,867	$2,885,778
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.416% - 10.46% (1 mo. USD Term SOFR + 6.00%)	3/31/2028		2,579,906	2,470,260
Total					13,933,765

Metals & Mining 0.00%
American Rock Salt Co. LLC 2021 Term Loan	8.461% (3 mo. USD Term SOFR + 4.00%)	6/9/2028		50,000	38,125

Miscellaneous Manufacture 0.24%
Rohm Holding GmbH 2024 EUR PIK Term Loan B 6.83%	0.25% (6 mo. EURIBOR + 4.75%)	1/31/2029	EUR	10,617,687	11,624,224

Oil & Gas 0.61%
Pasadena Performance Products LLC Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%)	2/27/2032		$13,208,351	13,208,351
WaterBridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.314% (3 mo. USD Term SOFR + 4.75%)	6/27/2029		15,957,415	15,988,452
Total					29,196,803

Paper & Forest Products 0.15%
Glatfelter Corp. Term Loan B	8.449% (3 mo. USD Term SOFR + 4.25%)	11/4/2031		7,201,265	7,186,286

Pharmaceuticals 1.45%
Amneal Pharmaceuticals LLC 2025 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)	8/1/2032		4,733,000	4,768,497
Ceva Sante Animale 2025 EUR Term Loan B	4.98% (3 mo. EURIBOR + 3.00%)	11/8/2030	EUR	5,679,889	6,666,331
Ceva Sante Animale 2025 USD Term Loan B (France)(c)	6.976% (3 mo. USD Term SOFR + 2.75%)	11/8/2030		$3,431,581	3,444,449
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)	8/1/2027		4,508,045	4,508,225

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	12.386% (3 mo. USD Term SOFR + 8.00%)	10/2/2028	$8,574,312	$8,059,853	(i)
Gainwell Acquisition Corp. 2nd Lien Term Loan	12.386% (3 mo. USD Term SOFR + 8.00%)	10/2/2028	1,478,688	1,389,967
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B (United Kingdom)(c)	8.046% (3 mo. USD Term SOFR + 3.75%)	12/12/2028	14,228,013	14,334,723
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 (Luxembourg)(c)	6.566% (1 mo. USD Term SOFR + 2.25%)	5/5/2028	4,995,560	5,014,294
Paradigm Parent LLC 1st Lien Term Loan	8.822% (3 mo. USD Term SOFR + 4.50%)	4/16/2032	12,486,000	11,237,400
Southern Veterinary Partners LLC 2025 Term Loan B	6.819% (3 mo. USD Term SOFR + 2.50%)	12/4/2031	9,432,385	9,438,752
Total				68,862,491

Pipelines 1.06%
Colossus Acquireco LLC Term Loan B	6.05% (3 mo. USD Term SOFR + 1.75%)	7/30/2032	5,317,000	5,290,893
CPPIB OVM Member U.S. LLC Term Loan B (Canada)(c)	7.046% (3 mo. USD Term SOFR + 2.75%)	8/20/2031	4,741,802	4,759,086
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	6.573% (1 mo. USD Term SOFR + 2.25%)	10/5/2028	21,748,501	21,768,945
Rockpoint Gas Storage Partners LP 2025 Term Loan B	7.296% (3 mo. USD Term SOFR + 3.00%)	9/18/2031	6,964,005	6,993,010
WaterBridge Midstream Operating LLC 2024 Term Loan B	8.361% (1 mo. USD Term SOFR + 4.00%)	5/10/2029	11,380,998	11,459,242
Total				50,271,176

Real Estate 0.37%
CoreLogic, Inc. 2nd Lien Term Loan	10.931% (1 mo. USD Term SOFR + 6.50%)	6/4/2029	6,885,579	6,835,383
Cushman & Wakefield U.S. Borrower LLC 2025 Term Loan B3	7.066% (1 mo. USD Term SOFR + 2.75%)	1/31/2030	10,598,998	10,629,894
Total				17,465,277

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Real Estate Investment Trusts 0.53%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6	7.316% (1 mo. USD Term SOFR + 3.00%)		12/10/2030		$7,171,235	$7,208,562
Starwood Property Trust, Inc. 2025 Term Loan B	–	(b)	8/13/2032		17,781,000	17,792,113
Total						25,000,675

Retail 4.16%
BCPE Grill Parent 2023 Term Loan B	9.046% (3 mo. USD Term SOFR + 4.75%)		9/30/2030		6,842,924	6,429,167
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan	8.967% (SONIA + 4.75%)		4/29/2029	GBP	10,437,000	14,147,062
Flynn Restaurant Group LP 2025 Incremental Term Loan	8.066% (1 mo. USD Term SOFR + 3.75%)		1/28/2032		$13,994,882	14,043,024
Foundation Building Materials Holding Co. LLC 2021 Term Loan	7.68% - 7.82% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%)		1/31/2028		9,514,258	9,550,888
Great Outdoors Group LLC 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		1/23/2032		28,149,634	28,265,751
Harbor Freight Tools USA, Inc. 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		6/11/2031		9,522,952	9,423,580
IRB Holding Corp. 2024 1st Lien Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		12/15/2027		5,729,429	5,731,233
K-Mac Holdings Corp. 2025 Add-on Term Loan	7.566% (1 mo. USD Term SOFR + 3.25%)		7/21/2028		6,628,000	6,677,743
Park River Holdings, Inc. Term Loan	7.802% (3 mo. USD Term SOFR + 3.25%)		12/28/2027		9,351,720	9,341,293
Peer Holding III BV 2024 EUR Term Loan B7	5.23% (3 mo. EURIBOR + 3.25%)		11/26/2031	EUR	4,750,000	5,600,675
Peer Holding III BV 2025 USD Term Loan B4B (Netherlands)(c)	6.796% (3 mo. USD Term SOFR + 2.50%)		10/28/2030		$9,571,355	9,598,872
Peer Holding III BV 2025 USD Term Loan B5B (Netherlands)(c)	6.796% (3 mo. USD Term SOFR + 2.50%)		7/1/2031		9,730,105	9,761,728

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
PetSmart, Inc. 2025 USD Term Loan B	8.36% (1 mo. USD Term SOFR + 4.00%)		8/18/2032		$21,226,100	$21,050,348
QSRP Finco BV EUR Term Loan B	6.069% (6 mo. EURIBOR + 4.00%)		6/19/2031	EUR	8,946,000	10,544,628
Restaurant Brands International, Inc. 2025 EUR Term Loan B	5.595% (3 mo. EURIBOR + 3.60%)		10/31/2031	EUR	5,000,000	5,900,215
Restoration Hardware, Inc. Term Loan B	–	(b)	10/20/2028		$5,960,429	5,740,638
RVR Dealership Holdings LLC Term Loan B	8.166% (1 mo. USD Term SOFR + 3.75%)		2/8/2028		4,796,985	4,564,643
Tacala LLC 2024 Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		1/31/2031		2,858,699	2,880,911
White Cap Buyer LLC 2024 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		10/19/2029		18,376,154	18,407,578
Total						197,659,977

Semiconductors 0.27%
Instructure Holdings, Inc. 2025 Repriced Term Loan	7.09% (1 mo. USD Term SOFR + 2.75%)		11/13/2031		12,698,175	12,720,016

Service 0.26%
Red Planet Borrower LLC Term Loan B	8.166% (1 mo. USD Term SOFR + 3.75%)		10/2/2028		12,213,455	12,205,882
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	9.416% (1 mo. USD Term SOFR + 5.00%)		6/30/2028		185,821	176,414
Total						12,382,296

Software 9.48%
Apttus Corp. 2024 Term Loan B	7.808% (3 mo. USD Term SOFR + 3.50%)		5/8/2028		6,521,476	6,543,910
Ascend Learning LLC 2025 Repriced Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		12/11/2028		13,353,532	13,363,281
BCPE Pequod Buyer, Inc. USD Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		11/25/2031		12,177,480	12,211,151
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.949% (3 mo. USD Term SOFR + 5.75%)		7/30/2032		7,148,000	7,026,270

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Boxer Parent Co., Inc. 2025 USD Term Loan B	7.199% (3 mo. USD Term SOFR + 3.00%)	7/30/2031		$16,232,865	$16,231,242
Cast & Crew Payroll LLC 2021 Incremental Term Loan	8.066% (1 mo. USD Term SOFR + 3.75%)	12/29/2028		49,871	45,753
CCC Intelligent Solutions, Inc. Term Loan	6.316% (1 mo. USD Term SOFR + 2.00%)	1/23/2032		4,761,038	4,768,489
Central Parent, Inc. 2024 Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%)	7/6/2029		18,147,736	15,227,039
Clearwater Analytics LLC 2025 Term Loan B	6.461% (6 mo. USD Term SOFR + 2.25%)	4/21/2032		4,799,000	4,817,020
Cloud Software Group, Inc. 2025 Term Loan B (2031)	7.483% (3 mo. USD Term SOFR + 3.25%)	3/21/2031		10,376,550	10,416,189
Cloud Software Group, Inc. 2025 Term Loan B (2032)	7.483% (3 mo. USD Term SOFR + 3.25%)	8/13/2032		18,806,000	18,860,631
Constant Contact, Inc. Second Lien Term Loan	12.079% (3 mo. USD Term SOFR + 7.50%)	2/12/2029		7,443,000	6,574,662
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%	5/1/2031		4,687,500	4,754,883
Cotiviti Corp. 2024 Term Loan	7.104% (1 mo. USD Term SOFR + 2.75%)	5/1/2031		6,297,950	6,305,853
Cotiviti Corp. 2025 2nd Amendment Term Loan	7.104% (1 mo. USD Term SOFR + 2.75%)	3/26/2032		1,679,000	1,679,344
Darktrace PLC 1st Lien Term Loan (United Kingdom)(c)	7.57% (3 mo. USD Term SOFR + 3.25%)	10/9/2031		6,051,833	6,072,651
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	9.57% (3 mo. USD Term SOFR + 5.25%)	10/9/2032		6,064,000	6,096,200
Dedalus Finance GmbH 2025 EUR Term Loan B	5.783% (6 mo. EURIBOR + 3.75%)	5/4/2030	EUR	6,209,000	7,298,594
Disco Parent, Inc. 2025 Term Loan B	7.484% (3 mo. USD Term SOFR + 3.25%)	7/30/2032		$10,650,750	10,730,631

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
DTI Holdco, Inc. 2025 Term Loan B	8.316% (1 mo. USD Term SOFR + 4.00%)		4/26/2029		$19,016,297	$18,182,337
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)		10/9/2029		7,772,432	7,789,453
EP Purchaser LLC 2021 Term Loan B	8.057% (3 mo. USD Term SOFR + 3.50%)		11/6/2028		49,871	48,526
Epicor Software Corp. 2024 Term Loan F	6.816% (1 mo. USD Term SOFR + 2.50%)		5/30/2031		5,026,356	5,044,903
Finastra USA, Inc. 2025 1st Lien Term Loan	–	(b)	7/30/2032		14,602,000	14,524,390
Finastra USA, Inc. 2025 2nd Lien Term Loan	–	(b)	7/29/2033		6,398,000	6,366,010
Informatica LLC 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)		10/27/2028		4,751,722	4,766,571
Javelin Buyer, Inc. 2025 Term Loan	7.058% (3 mo. USD Term SOFR + 2.75%)		12/5/2031		8,204,437	8,190,326
Mitchell International, Inc. 2024 1st Lien Term Loan	7.566% (1 mo. USD Term SOFR + 3.25%)		6/17/2031		9,264,987	9,292,921
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.566% (1 mo. USD Term SOFR + 5.25%)		6/17/2032		6,020,000	5,976,355
Modena Buyer LLC Term Loan	8.808% (3 mo. USD Term SOFR + 4.50%)		7/1/2031		18,055,543	17,804,120
Mosel Bidco SE 2025 EUR Term Loan B	5.73% (3 mo. EURIBOR + 3.75%)		9/16/2030	EUR	5,730,000	6,753,803
PointClickCare Technologies, Inc. 2025 Term Loan B (Canada)(c)	7.082% (3 mo. USD Term SOFR + 2.75%)		11/3/2031		$13,613,590	13,673,218
Polaris Newco LLC EUR Term Loan B	5.776% (3 mo. EURIBOR + 3.75%)		6/2/2028	EUR	10,601,347	11,678,332
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	7.316% (1 mo. USD Term SOFR + 3.00%)		4/30/2031		$10,645,084	10,645,084
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%)		10/26/2030		4,965,492	4,987,514
Project Alpha Intermediate Holding, Inc. 2025 2nd Lien Incremental Term Loan	9.296% (3 mo. USD Term SOFR + 5.00%)		5/9/2033		6,444,000	6,431,950

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Project Boost Purchaser LLC 2025 Refinancing Term Loan	7.069% (3 mo.USD Term SOFR + 2.75%)		7/16/2031		$7,683,410	$7,683,832
RealPage, Inc. 2024 Incremental Term Loan	8.046% (3 mo. USD Term SOFR + 3.75%)		4/24/2028		4,430,895	4,449,948
Red Planet Borrower LLC 2025 Term Loan B	–	(b)	8/6/2032		17,986,000	17,785,546
Rocket Software, Inc. 2023 USD Term Loan B	8.066% (1 mo. USD Term SOFR + 3.75%)		11/28/2028		21,183,406	21,262,844
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	8.066% (1 mo. USD Term SOFR + 3.75%)		5/12/2028		13,938,435	13,179,278
Storable, Inc. 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)		6/16/2032		12,225,714	12,288,371
Surf Holdings LLC 2025 Incremental Term Loan	7.931% (1 mo. USD Term SOFR + 3.50%)		3/5/2027		13,014,575	13,055,245
UKG, Inc. 2024 Term Loan B	6.81% (3 mo. USD Term SOFR + 2.50%)		2/10/2031		14,885,992	14,895,966
X.AI Corp. Term Loan	11.546% (3 mo. USD Term SOFR + 7.25%)		6/28/2030		10,872,000	10,450,710
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.566% (1 mo. USD Term SOFR + 3.25%)		11/26/2031		16,684,160	16,722,450
Zelis Payments Buyer, Inc. Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)		9/28/2029		7,365,705	7,354,693
Total						450,308,489

Software/Services 0.39%
Peraton Corp. Term Loan B	8.166% (1 mo. USD Term SOFR + 3.75%)		2/1/2028		21,681,853	18,741,252

Telecommunications 2.22%
Altice Financing SA 2022 EUR Term Loan	7.026% (3 mo. EURIBOR + 5.00%)		10/31/2027	EUR	5,337,682	5,278,895
Altice France SA EUR Term Loan B12(h)	5.026% (3 mo. EURIBOR + 3.00%)		2/2/2026	EUR	4,465,891	4,731,570
CenturyLink, Inc. 2020 Term Loan B	6.681% (1 mo. USD Term SOFR + 2.25%)		3/15/2027		$6,941,204	6,628,849
CommScope, Inc. 2024 Term Loan	–	(b)	12/17/2029		10,060,000	10,256,472

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications (continued)
Connect Finco SARL 2024 Non-Extended Term Loan B (Luxembourg)(c)	7.816% (1 mo. USD Term SOFR + 3.50%)		12/11/2026		$5,616,000	$5,616,871
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.574% (3 mo. USD Term SOFR + 5.25%)		11/29/2030		8,438,000	8,462,259
Delta TopCo, Inc. 2025 Term Loan B	7.074% (3 mo. USD Term SOFR + 2.75%)		11/30/2029		6,811,338	6,795,706
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.781% (1 mo. USD Term SOFR + 2.35%)		4/16/2029		7,173,522	7,142,676
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.781% (1 mo. USD Term SOFR + 2.35%)		4/15/2030		11,823,217	11,766,584
MasOrange Finco PLC 2025 EUR Term Loan B	4.561% (6 mo. EURIBOR + 2.50%)		3/25/2031	EUR	19,387,000	22,699,788
ViaSat, Inc. Term Loan	–	(b)	3/2/2029		$4,514,595	4,496,085
Zegona Communications PLC 2025 EUR Fungible Add On Term Loan B	–	(b)	7/17/2029	EUR	10,000,000	11,713,623
Total						105,589,378

Transportation 1.38%
Gategroup Finance Luxembourg SA USD Term Loan B (Luxembourg)(c)	8.556% (3 mo. USD Term SOFR + 4.25%)		6/10/2032		$13,535,077	13,649,314
Kenan Advantage Group, Inc. 2024 Term Loan B4	–	(b)	1/25/2029		9,495,000	9,340,706
PODS LLC 2021 Term Loan B	7.431% (1 mo. USD Term SOFR + 3.00%)		3/31/2028		19,705,662	19,087,791
Rand Parent LLC 2025 Term Loan B	7.296% (3 mo. USD Term SOFR + 3.00%)		3/18/2030		12,258,124	12,229,685
Stonepeak Nile Parent LLC Term Loan B	7.079% (3 mo. USD Term SOFR + 2.75%)		4/9/2032		11,102,000	11,145,964
Total						65,453,460

Utilities 3.66%
Alpha Generation LLC Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)		9/30/2031		25,331,330	25,326,137
Cogentrix Finance Holdco I LLC Term Loan B	6.565% (1 mo. USD Term SOFR + 2.25%)		2/26/2032		10,771,504	10,811,897

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Compass Power Generation LLC 2025 Term Loan B	7.566% (1 mo. USD Term SOFR + 3.25%)	4/14/2029	$18,500,695	$18,665,536
Cornerstone Generation LLC Term Loan B	7.476% (3 mo. USD Term SOFR + 3.25%)	8/11/2032	9,769,000	9,847,152
EFS Cogen Holdings I LLC 2025 Term Loan B	7.308% (3 mo. USD Term SOFR + 3.00%)	10/3/2031	19,820,301	19,949,133
Hamilton Projects Acquiror LLC 2025 Repriced Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	5/30/2031	17,374,059	17,465,012
Invenergy Thermal Operating I LLC 2025 Term Loan B	7.955% (3 mo. USD Term SOFR + 3.50%)	5/17/2032	5,010,937	5,070,442
Invenergy Thermal Operating I LLC 2025 Term Loan C	7.955% (3 mo. USD Term SOFR + 3.50%)	5/17/2032	334,063	338,030
Lightning Power LLC Term Loan B	6.546% (3 mo. USD Term SOFR + 2.25%)	8/18/2031	8,967,237	8,982,392
Potomac Energy Center LLC 2025 Term Loan	7.321% (3 mo. USD Term SOFR + 3.00%)	8/5/2032	16,715,886	16,721,152
South Field LLC 2025 Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%)	8/29/2031	20,703,261	20,798,185
South Field LLC 2025 Term Loan C	7.546% (3 mo. USD Term SOFR + 3.25%)	8/29/2031	1,331,357	1,337,462
Talen Energy Supply LLC 2023 Term Loan B	6.733% (3 mo. USD Term SOFR + 2.50%)	5/17/2030	18,494,446	18,573,417
Total				173,885,947
Total Floating Rate Loans (cost $3,911,901,746)				3,930,264,162

	Dividend Rate		Shares

PREFERRED STOCKS 0.55%

Transportation Infrastructure 0.55%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon		444,753	26,018,051

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	12/31/2099	12,651	$696

Miscellaneous Financials 0.00%
Utex Industries*	114.76	12/3/2025	57,340	0 (e)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	147,340	147,340
Total Warrants (cost $652,304)				148,036
Total Long-Term Investments (cost $4,556,458,377)				4,585,147,194

			Principal Amount‡

SHORT-TERM INVESTMENTS 8.17%

REPURCHASE AGREEMENTS 7.76%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $147,992,400 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $145,798,491; proceeds: $143,003,052 (cost $142,939,523)			$142,939,523	142,939,523
Repurchase Agreement dated 8/29/2025, 4.250% due 9/2/2025 with JPMorgan Securities LLC collateralized by $267,060,600 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $230,612,245; proceeds: $226,106,722 (cost $226,000,000)			226,000,000	226,000,000
Total Repurchase Agreements (cost $368,939,523)				368,939,523

Time Deposits 0.04%
CitiBank N.A.(j) (cost $1,938,552)			1,938,552	1,938,552

			Shares

Money Market Funds 0.37%
Fidelity Government Portfolio(j) (cost $17,446,968)			17,446,968	17,446,968
Total Short-Term Investments (cost $388,325,043)				388,325,043
Total Investments in Securities 104.66% (cost $4,944,783,420)				4,973,472,237
Less Unfunded Loan Commitments (0.19%) (cost $8,950,447)				(8,959,464)
Net Investments in Securities 104.47% (cost $4,935,832,973)				4,964,512,773
Other Assets and Liabilities – Net(k) (4.47)%				(212,517,872)
Net Assets 100.00%				$4,751,994,901

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $415,764,808, which represents 8.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(g)	Security partially/fully unfunded.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank Of America(2)	3.000%	12-Month USD SOFR Index	3/19/2027	$233,000,000	$4,167,372	$(2,318,540)	$1,848,832
Bank Of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	68,000,000	1,963,406	(1,056,982)	906,424
Bank Of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	283,035	283,035
Bank Of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	423,063	423,063
Bank Of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,053,651	1,053,651
Bank Of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	781,442	781,442
Total					$6,130,778	$(834,331)	$5,296,447

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2025

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank Of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	$5,995,000	$–	$(49,945)	$(49,945)
Bank Of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(96,486)	(96,486)
Bank Of America(2)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	–	(271,912)	(271,912)
Bank Of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(152,799)	(152,799)
Bank Of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(319,385)	(319,385)
Bank Of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(119,840)	(119,840)
Total					$–	$(1,010,367)	$(1,010,367)

SOFR  Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at August 31, 2025:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	421,818	Long	9/22/2025	$93,715,268	$(105)	$1,716,903	$1,716,798

SOFR  Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank And Trust	10/10/2025	18,346,000	$25,197,222	$24,804,440	$392,782
British pound	Sell	State Street Bank And Trust	10/10/2025	3,178,000	4,302,065	4,296,768	5,297
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$398,079

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	10/10/2025	2,082,000	$2,795,480	$2,814,937	$(19,457)
Euro	Sell	Barclays Bank PLC	11/21/2025	11,191,000	13,045,237	13,156,787	(111,550)
Euro	Sell	Morgan Stanley	11/21/2025	209,000,000	243,894,473	245,712,493	(1,818,020)
Euro	Sell	Morgan Stanley	11/21/2025	3,551,000	4,153,798	4,174,761	(20,963)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,969,990)

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$124,717,029	$–		$124,717,029
Common Stocks	–	21,383,718	–		21,383,718
Corporate Bonds
Mining	–	–	–	(3)	–
Remaining Industries	–	351,143,049	–		351,143,049
Exchange-Traded Funds	131,473,149	–	–		131,473,149
Floating Rate Loans
Leisure Time	–	31,966,058	509,519		32,475,577
Pharmaceuticals	–	60,802,638	8,059,853		68,862,491
Remaining Industries	–	3,828,926,094	–		3,828,926,094
Less Unfunded Loan Commitments	–	(8,959,464)	–		(8,959,464)
Preferred Stocks	–	26,018,051	–		26,018,051
Warrants	–	148,036	–		148,036
Short-Term Investments
Repurchase Agreements	–	368,939,523	–		368,939,523
Time Deposits	–	1,938,552	–		1,938,552
Money Market Funds	17,446,968	–	–		17,446,968
Total	$148,920,117	$4,807,023,284	$8,569,372		$4,964,512,773
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$5,296,447	$–		$5,296,447
Liabilities	–	(1,010,367)	–		(1,010,367)
Total Return Swap Contracts
Assets	–	1,716,798	–		1,716,798
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	398,079	–		398,079
Liabilities	–	(1,969,990)	–		(1,969,990)
Total	$–	$4,430,967	$–		$4,430,967

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 96.78%

COMMON STOCKS 0.25%

Electric: Utilities 0.02%
Frontera Generation Holdings LLC*			87,622	$744,787

Health Care Providers & Services 0.04%
Recovery Solutions LLC*			74,342	1,152,301
Wellpath Holdings, Inc. Class A*			35,809	17,905
Wellpath Holdings, Inc.*			34,699	208,194
Total				1,378,400

Machinery 0.00%
TNT Crane & Rigging, Inc.*			14,844	13,360

Miscellaneous Financials 0.05%
Utex Industries*			49,219	1,504,256

Personal Care Products 0.06%
Britax Group Ltd.*			2,481	–
Gibson Brands Private Equity*			33,017	2,146,105
Total				2,146,105

Real Estate Management & Development 0.05%
Shimao Group Holdings Ltd.*(a)(b)			34,732,707	1,504,576
Sunac China Holdings Ltd.*(a)			679,790	133,996
Total				1,638,572

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*			47,809	406,376
Claire’s Holdings LLC*			7,481	–
Total				406,376

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*			14,214	707,146
Total Common Stocks (cost $29,997,026)				8,539,002

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.03%

Equity Real Estate 0.03%
Sunac China Holdings Ltd. (China)†(c)(d) (cost $6,004,590)	Zero Coupon	9/30/2028	$6,981,286	959,927

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
CORPORATE BONDS 91.56%

Advertising 0.34%
CMG Media Corp.†	8.875%	6/18/2029		$9,113,000	$8,499,695
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031		3,114,000	3,288,073
Total					11,787,768

Aerospace/Defense 2.08%
ATI, Inc.	5.125%	10/1/2031		5,294,000	5,171,014
ATI, Inc.	7.25%	8/15/2030		3,084,000	3,251,054
Bombardier, Inc. (Canada)†(d)	7.00%	6/1/2032		6,640,000	6,941,609
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031		3,457,000	3,648,991
Bombardier, Inc. (Canada)†(d)	8.75%	11/15/2030		3,085,000	3,328,521
Czechoslovak Group AS (Czechia)†(d)	6.50%	1/10/2031		3,291,000	3,382,471
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032		7,188,000	7,348,436
Goat Holdco LLC†	6.75%	2/1/2032		5,239,000	5,333,616
TransDigm, Inc.	4.625%	1/15/2029		4,748,000	4,649,599
TransDigm, Inc.†	6.00%	1/15/2033		13,986,000	14,153,021
TransDigm, Inc.†	6.75%	1/31/2034		3,558,000	3,675,384
TransDigm, Inc.†	6.875%	12/15/2030		9,957,000	10,332,429
Total					71,216,145

Agriculture 0.19%
Turning Point Brands, Inc.†	7.625%	3/15/2032		6,065,000	6,355,568

Airlines 0.85%
American Airlines, Inc.†	7.25%	2/15/2028		6,944,000	7,128,446
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		4,967,146	4,997,664
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		10,532,000	10,473,696
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%	2/1/2030		6,601,000	6,360,363
Total					28,960,169

Apparel 0.18%
Beach Acquisition Bidco LLC†	10.00%	7/15/2033		5,892,000	6,268,823

Auto Manufacturers 1.91%
Allison Transmission, Inc.†	3.75%	1/30/2031		3,940,000	3,638,824
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%	3/31/2029		6,833,000	6,652,756
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	2,761,000	3,619,466
Ford Motor Credit Co. LLC	7.35%	3/6/2030		$3,344,000	3,561,993

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Manufacturers (continued)
JB Poindexter & Co., Inc.†	8.75%		12/15/2031			$7,118,000	$7,360,306
New Flyer Holdings, Inc.†	9.25%		7/1/2030			3,334,000	3,578,936
Nissan Motor Acceptance Co. LLC†	2.75%		3/9/2028			5,076,000	4,733,036
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028			1,992,000	2,062,469
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%		9/17/2030			18,688,000	17,471,963
Nissan Motor Co. Ltd. (Japan)†(d)	7.75%		7/17/2032			2,863,000	3,000,845
Nissan Motor Co. Ltd. (Japan)†(d)	8.125%		7/17/2035			3,487,000	3,696,676
NM Holdings Co. LLC(e)	Zero Coupon		–			250,000	–	(f)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031			2,459,000	2,325,292
Wabash National Corp.†	4.50%		10/15/2028			4,012,000	3,687,143
Total							65,389,705

Auto Parts & Equipment 1.63%
Aptiv Swiss Holdings Ltd. (Switzerland)(d)	6.875% (5 yr. CMT + 3.39%)	#	12/15/2054			3,426,000	3,471,251
Dornoch Debt Merger Sub, Inc.†(g)	6.625%		10/15/2029			7,025,000	6,105,613
Forvia SE (France)†(d)	8.00%		6/15/2030			3,362,000	3,549,536
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032			3,231,000	3,380,550
Goodyear Tire & Rubber Co.	5.25%		7/15/2031			5,257,000	4,995,523
Goodyear Tire & Rubber Co.	6.625%		7/15/2030			2,744,000	2,793,719
IHO Verwaltungs GmbH (Germany)†(d)	8.00%		11/15/2032			8,647,000	9,035,881
Mahle GmbH	6.50%		5/2/2031		EUR	2,771,000	3,289,142
Real Hero Merger Sub 2, Inc.†(g)	6.25%		2/1/2029			$3,421,000	2,505,845
Tenneco, Inc.†	8.00%		11/17/2028			2,650,000	2,651,758
ZF North America Capital, Inc.†	6.875%		4/14/2028			3,562,000	3,610,568
ZF North America Capital, Inc.†	7.125%		4/14/2030			10,524,000	10,485,768
Total							55,875,154

Banks 1.25%
BW Real Estate, Inc.†(g)	9.50% (5 yr. CMT + 5.40%)	#	–	(h)		4,155,000	4,218,767
Freedom Mortgage Corp.†	12.25%		10/1/2030			1,283,000	1,423,826
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%)	#	4/1/2035			3,897,000	4,015,129
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032			6,413,000	6,005,768
Popular, Inc.	7.25%		3/13/2028			4,877,000	5,151,200
Societe Generale SA (France)†(d)(g)	9.375% (5 yr. CMT + 5.39%)	#	–	(h)		4,792,000	5,127,248

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Banks (continued)
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031			$6,106,000	$6,010,084
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(h)		3,120,000	3,339,146
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%)	#	–	(h)		1,330,000	1,460,924
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031			6,229,000	5,930,880
Total							42,682,972

Biotechnology 0.10%
Emergent BioSolutions, Inc.†	3.875%		8/15/2028			4,071,000	3,412,519

Building Materials 2.61%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			8,117,000	4,093,599
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033			3,192,000	3,296,435
Builders FirstSource, Inc.†	4.25%		2/1/2032			3,913,000	3,680,352
Builders FirstSource, Inc.†	6.375%		6/15/2032			4,888,000	5,043,932
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029			4,748,000	4,574,096
CP Atlas Buyer, Inc.†(g)	7.00%		12/1/2028			6,490,000	6,144,628
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030			11,007,000	11,318,234
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031			3,723,000	3,854,571
JELD-WEN, Inc.†(g)	7.00%		9/1/2032			6,984,000	6,042,338
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030			9,360,000	9,224,640
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028			3,560,000	3,521,990
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030			795,000	620,313
PCF GmbH	4.75%		4/15/2029		EUR	3,730,869	3,309,828
Quikrete Holdings, Inc.†	6.375%		3/1/2032			$3,278,000	3,382,817
Quikrete Holdings, Inc.†	6.75%		3/1/2033			5,035,000	5,222,790
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028			4,205,000	4,217,317
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031			6,405,000	6,836,998
West China Cement Ltd. (China)(d)	4.95%		7/8/2026			4,527,000	4,390,968
Wilsonart LLC†	11.00%		8/15/2032			542,000	519,004
Total							89,294,850

Chemicals 2.94%
ASK Chemicals Deutschland Holding GmbH	10.00%		11/15/2029		EUR	2,908,000	3,389,725
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029			$5,345,715	2,672,857
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029			2,894,679	2,708,841
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(d)	7.25%		2/15/2031			3,556,000	3,746,801

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Celanese U.S. Holdings LLC	6.50%		4/15/2030		$3,796,000	$3,833,349
Celanese U.S. Holdings LLC(g)	6.75%		4/15/2033		13,484,000	13,589,094
Celanese U.S. Holdings LLC	6.83%		7/15/2029		3,469,000	3,613,914
Cerdia Finanz GmbH (Germany)†(d)	9.375%		10/3/2031		7,018,000	7,444,554
Chemours Co.†	5.75%		11/15/2028		3,508,000	3,381,336
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		4,493,000	4,490,751
FMC Corp.	8.45% (5 yr. CMT + 4.37%)	#	11/1/2055		3,363,000	3,522,019
Herens Holdco SARL (Luxembourg)†(d)(g)	4.75%		5/15/2028		1,898,000	1,634,653
Herens Midco SARL	5.25%		5/15/2029	EUR	5,944,000	4,439,936
Ingevity Corp.†	3.875%		11/1/2028		$3,764,000	3,608,959
Minerals Technologies, Inc.†	5.00%		7/1/2028		5,100,000	5,035,689
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031		4,663,000	4,765,493
Rain Carbon, Inc.†(g)	12.25%		9/1/2029		7,508,000	8,070,049
SCIH Salt Holdings, Inc.†	4.875%		5/1/2028		3,525,000	3,447,263
SK Invictus Intermediate II SARL (Luxembourg)†(d)	5.00%		10/30/2029		3,814,000	3,740,371
SNF Group SACA (France)†(d)	3.375%		3/15/2030		4,002,000	3,697,185
Tronox, Inc.†	4.625%		3/15/2029		4,258,000	3,147,503
WR Grace Holdings LLC†	5.625%		8/15/2029		3,594,000	3,366,359
WR Grace Holdings LLC†	6.625%		8/15/2032		3,250,000	3,243,386
Total						100,590,087

Coal 0.45%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029		3,650,000	3,859,579
Coronado Finance Pty. Ltd. (Australia)†(d)	9.25%		10/1/2029		4,605,000	3,801,497
SunCoke Energy, Inc.†	4.875%		6/30/2029		8,400,000	7,677,571
Total						15,338,647

Commercial Services 4.56%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%		5/21/2030	EUR	506,000	612,480
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%		5/21/2030		$3,875,000	4,008,312
Allied Universal Holdco LLC†	7.875%		2/15/2031		3,532,000	3,714,445
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(g)	6.00%		6/1/2029		5,554,000	5,496,729
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%		6/15/2030		4,698,000	4,841,886

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas Luxco 4 SARL†	4.625%	6/1/2028		$5,150,000	$5,037,828
Alta Equipment Group, Inc.†(g)	9.00%	6/1/2029		3,712,000	3,534,888
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(g)	5.375%	3/1/2029		7,163,000	6,955,262
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032		7,988,000	8,343,091
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,220,000	2,991,055
Brink’s Co.†	6.75%	6/15/2032		$3,528,000	3,657,548
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,458,851
CPI CG, Inc.†	10.00%	7/15/2029		3,529,000	3,696,963
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	4,044,925
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	11,086,978
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,396,921
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,672,368
Herc Holdings, Inc.†	7.00%	6/15/2030		5,455,000	5,680,941
Herc Holdings, Inc.†	7.25%	6/15/2033		2,567,000	2,694,698
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	1,140,475
Hertz Corp.†	4.625%	12/1/2026		3,656,000	3,392,280
Hertz Corp.†(g)	12.625%	7/15/2029		9,417,000	9,793,718
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	9.50%	7/10/2036		6,659,369	6,808,253
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)(g)	8.25%	11/15/2028		5,941,000	6,219,259
NESCO Holdings II, Inc.†	5.50%	4/15/2029		3,552,000	3,467,742
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(d)	5.90%	11/24/2031		7,882,000	8,137,253
Rekeep SpA	9.00%	9/15/2029	EUR	6,626,000	7,751,027
Rekeep SpA†	9.00%	9/15/2029	EUR	1,307,000	1,528,915
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$3,750,000	3,807,997
TriNet Group, Inc.†	7.125%	8/15/2031		6,507,000	6,771,028
Williams Scotsman, Inc.†	6.625%	6/15/2029		2,359,000	2,418,543
Williams Scotsman, Inc.†	6.625%	4/15/2030		4,965,000	5,142,995
Total					156,305,654

Computers 0.30%
Amentum Holdings, Inc.†	7.25%	8/1/2032		3,234,000	3,374,931
CACI International, Inc.†	6.375%	6/15/2033		3,015,000	3,113,567
NCR Atleos Corp.†	9.50%	4/1/2029		3,596,000	3,901,524
Total					10,390,022

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Cosmetics/Personal Care 0.35%
Opal Bidco SAS (France)†(d)	6.50%		3/31/2032		$3,246,000	$3,305,236
Perrigo Finance Unlimited Co. (Ireland)(d)	4.90%		6/15/2030		4,095,000	4,010,134
Perrigo Finance Unlimited Co. (Ireland)(d)	6.125%		9/30/2032		4,703,000	4,736,542
Total						12,051,912

Distribution/Wholesale 0.43%
American Builders & Contractors Supply Co., Inc.†	3.875%		11/15/2029		3,649,000	3,463,742
Resideo Funding, Inc.†	4.00%		9/1/2029		4,048,000	3,884,762
Resideo Funding, Inc.†	6.50%		7/15/2032		3,375,000	3,450,370
SIG PLC	9.75%		10/31/2029	EUR	3,302,000	3,764,698
Total						14,563,572

Diversified Financial Services 6.15%
Aretec Group, Inc.†	10.00%		8/15/2030		$3,633,000	3,970,033
Atlanticus Holdings Corp.†	9.75%		9/1/2030		5,228,000	5,204,506
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%		1/15/2031		6,589,000	6,821,803
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%)	#	6/15/2035		3,276,000	3,384,963
Bread Financial Holdings, Inc.†	9.75%		3/15/2029		6,211,000	6,641,596
Coinbase Global, Inc.†	3.375%		10/1/2028		9,405,000	8,930,135
Coinbase Global, Inc.†	3.625%		10/1/2031		3,935,000	3,524,754
Credit Acceptance Corp.†	6.625%		3/15/2030		3,258,000	3,306,255
EZCORP, Inc.†	7.375%		4/1/2032		6,846,000	7,235,400
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		7,999,000	8,424,195
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		5,294,000	5,536,786
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029		3,428,000	3,556,564
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027		3,206,000	3,290,921
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028		3,671,000	3,897,589
ILFC E-Capital Trust I†	6.43%	#(i)	12/21/2065		3,413,000	2,873,828
ILFC E-Capital Trust II†(g)	6.68%	#(i)	12/21/2065		3,031,000	2,600,905
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		4,712,000	4,554,162
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		4,223,000	4,366,523
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		10,774,000	11,263,441
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		3,265,000	3,421,485
Navient Corp.	9.375%		7/25/2030		6,094,000	6,736,082
Navient Corp.	11.50%		3/15/2031		8,395,000	9,482,069
OneMain Finance Corp.	7.125%		11/15/2031		4,666,000	4,849,990
OneMain Finance Corp.	7.50%		5/15/2031		11,293,000	11,845,329
Osaic Holdings, Inc.†	6.75%		8/1/2032		3,304,000	3,369,128

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Osaic Holdings, Inc.†	8.00%		8/1/2033		$4,614,000	$4,678,684
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		5,642,000	5,539,603
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		4,345,000	4,451,287
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		3,759,000	3,896,399
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		6,130,000	6,519,365
PRA Group, Inc.†	8.875%		1/31/2030		5,295,000	5,568,263
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029		4,554,000	4,790,425
Rfna LP†	7.875%		2/15/2030		3,686,000	3,817,774
Rocket Cos., Inc.†	6.375%		8/1/2033		5,147,000	5,347,605
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031		3,537,000	3,307,426
Stonex Escrow Issuer LLC†	6.875%		7/15/2032		3,926,000	4,038,197
StoneX Group, Inc.†	7.875%		3/1/2031		6,541,000	6,918,985
Synchrony Financial	7.25%		2/2/2033		8,737,000	9,211,611
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		3,269,000	3,442,659
Total						210,616,725

Electric 2.39%

AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055		3,253,000	3,350,675
Algonquin Power & Utilities Corp. (Canada)(d)	4.75% (5 yr. CMT + 3.25%)	#	1/18/2082		7,520,000	7,319,612
Alpha Generation LLC†	6.75%		10/15/2032		5,159,000	5,322,649
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030		4,648,000	4,804,870
DPL, Inc.	4.35%		4/15/2029		5,023,000	4,974,753
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		6,522,000	6,153,286
Lightning Power LLC†	7.25%		8/15/2032		6,549,000	6,951,613
NRG Energy, Inc.†	6.00%		2/1/2033		7,065,000	7,164,532
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(h)	7,747,000	8,545,127
Pampa Energia SA (Argentina)†(d)(g)	7.875%		12/16/2034		4,079,000	4,062,154
Pike Corp.†	8.625%		1/31/2031		3,250,000	3,481,943
Talen Energy Supply LLC†	8.625%		6/1/2030		4,494,000	4,801,992
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(h)	3,393,000	3,443,800
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%)	#	–	(h)	3,049,000	3,324,285
Vistra Operations Co. LLC†	7.75%		10/15/2031		7,712,000	8,198,673
Total						81,899,964

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electrical Components & Equipment 0.27%
EnerSys†	4.375%	12/15/2027		$3,722,000	$3,659,960
EnerSys†	6.625%	1/15/2032		5,339,000	5,505,977
Total					9,165,937

Electronics 0.20%
Coherent Corp.†	5.00%	12/15/2029		3,447,000	3,390,173
TTM Technologies, Inc.†	4.00%	3/1/2029		3,625,000	3,471,403
Total					6,861,576

Engineering & Construction 0.71%
ASG Finance DAC (Ireland)†(d)	9.75%	5/15/2029		3,649,000	3,477,112
Brand Industrial Services, Inc.†	10.375%	8/1/2030		5,330,000	5,239,579
Dycom Industries, Inc.†	4.50%	4/15/2029		3,904,000	3,811,327
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		3,821,000	3,675,912
Heathrow Finance PLC	6.625%	3/1/2031	GBP	4,285,000	5,856,270
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$2,198,000	2,147,544
Total					24,207,744

Entertainment 2.95%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	6,172,195
Boyne USA, Inc.†	4.75%	5/15/2029		$4,092,000	4,020,161
Bracelet Holdings, Inc.†	9.25%	7/2/2028		5,329,000	5,125,432
Caesars Entertainment, Inc.†	6.50%	2/15/2032		4,917,000	5,043,903
Caesars Entertainment, Inc.†	7.00%	2/15/2030		3,485,000	3,606,079
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,898,050
Cinemark USA, Inc.†	7.00%	8/1/2032		3,575,000	3,706,674
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	8,365,443
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		2,182,000	2,117,560
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		4,693,000	4,543,071
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%	4/15/2031		4,653,000	4,905,341
Penn Entertainment, Inc.†(g)	4.125%	7/1/2029		4,494,000	4,191,995
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,485,766
Starz Capital Holdings 1, Inc.†	6.00%	4/15/2030		5,656,000	5,188,984
Voyager Parent LLC†	9.25%	7/1/2032		3,195,000	3,373,910
Warnermedia Holdings, Inc.	4.279%	3/15/2032		7,877,000	6,802,774
Warnermedia Holdings, Inc.	5.05%	3/15/2042		19,518,000	13,166,160
Warnermedia Holdings, Inc.	5.141%	3/15/2052		5,260,000	3,279,926

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		$7,470,000	$8,045,504
Total					101,038,928

Environmental Control 0.25%
GFL Environmental, Inc. (Canada)†(d)	6.75%	1/15/2031		3,278,000	3,426,107
Madison IAQ LLC†	5.875%	6/30/2029		2,062,000	2,043,069
Waste Pro USA, Inc.†	7.00%	2/1/2033		3,103,000	3,252,350
Total					8,721,526

Food 1.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		4,508,000	4,290,259
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030		3,482,000	3,432,283
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033		2,123,000	2,173,965
Arcor SAIC (Argentina)†(d)	7.60%	7/31/2033		3,346,000	3,361,057
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	2,993,000	3,894,622
Boparan Finance PLC	9.375%	11/7/2029	GBP	3,309,000	4,688,348
C&S Group Enterprises LLC†	5.00%	12/15/2028		$3,714,000	3,380,941
Chobani Holdco II LLC†	8.75%	10/1/2029		3,186,627	3,447,567
Fiesta Purchaser, Inc.†	7.875%	3/1/2031		3,454,000	3,669,443
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		4,019,000	3,856,098
Lamb Weston Holdings, Inc.†	4.375%	1/31/2032		3,565,000	3,355,846
Market Bidco Finco PLC	8.75%	1/31/2031	GBP	2,492,000	3,341,645
Ocado Group PLC	10.50%	8/8/2029	GBP	1,700,000	2,409,646
Ocado Group PLC†	10.50%	8/8/2029	GBP	2,591,000	3,672,585
Performance Food Group, Inc.†	4.25%	8/1/2029		$3,398,000	3,293,033
Post Holdings, Inc.†	4.50%	9/15/2031		3,558,000	3,321,225
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%	3/1/2029		3,882,000	3,732,037
Tonon Luxembourg SA (Luxembourg)†(c)(d)	6.50%	10/31/2024		1,863,197	–	(f)
U.S. Foods, Inc.†	4.625%	6/1/2030		3,808,000	3,724,959
Total					63,045,559

Forest Products & Paper 0.32%
Ahlstrom Holding 3 OYJ (Finland)†(d)	4.875%	2/4/2028		5,404,000	5,195,953
LD Celulose International GmbH (Austria)†(d)	7.95%	1/26/2032		3,191,000	3,355,421
Mercer International, Inc. (Canada)†(d)	12.875%	10/1/2028		2,558,000	2,488,280
Total					11,039,654

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Gas 0.34%
AltaGas Ltd. (Canada)†(d)	7.20% (5 yr. CMT + 3.57%)	#	10/15/2054		$4,216,000	$4,282,693
Venture Global Plaquemines LNG LLC†	7.75%		5/1/2035		6,524,000	7,268,219
Total						11,550,912

Health Care-Products 0.42%
Insulet Corp.†	6.50%		4/1/2033		3,483,000	3,613,922
Medline Borrower LP†	3.875%		4/1/2029		11,165,000	10,728,134
Total						14,342,056

Health Care-Services 2.42%
Acadia Healthcare Co., Inc.†	5.00%		4/15/2029		3,501,000	3,424,796
Acadia Healthcare Co., Inc.†(g)	7.375%		3/15/2033		5,795,000	6,042,064
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		6,345,000	5,414,341
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		13,954,000	12,520,506
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		8,004,000	6,370,972
DaVita, Inc.†	4.625%		6/1/2030		11,713,000	11,285,176
DaVita, Inc.†	6.875%		9/1/2032		3,525,000	3,649,404
Global Medical Response, Inc.†	6.50%		10/1/2025		4,943,000	4,512,242
Kedrion SpA (Italy)†(d)	6.50%		9/1/2029		9,121,000	8,964,532
LifePoint Health, Inc.†	10.00%		6/1/2032		3,189,000	3,288,315
LifePoint Health, Inc.†	11.00%		10/15/2030		3,114,000	3,436,688
Molina Healthcare, Inc.†	3.875%		11/15/2030		8,083,000	7,430,258
Pediatrix Medical Group, Inc.†	5.375%		2/15/2030		5,213,000	5,160,632
Team Health Holdings, Inc.†	8.375%		6/30/2028		1,517,000	1,536,896
Total						83,036,822

Holding Companies-Diversified 0.24%
Benteler International AG†	7.25%		6/15/2031	EUR	1,506,000	1,900,208
Clue Opco LLC†(g)	9.50%		10/15/2031		$5,869,000	6,253,419
Total						8,153,627

Home Builders 1.51%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		8/1/2033		3,988,000	3,998,880
Century Communities, Inc.†	3.875%		8/15/2029		5,569,000	5,191,818
Dream Finders Homes, Inc.†	8.25%		8/15/2028		4,252,000	4,418,700
LGI Homes, Inc.†(g)	7.00%		11/15/2032		3,724,000	3,636,151
LGI Homes, Inc.†	8.75%		12/15/2028		6,394,000	6,701,570
M/I Homes, Inc.	4.95%		2/1/2028		6,254,000	6,193,021
Miller Homes Group Finco PLC	7.00%		5/15/2029	GBP	5,951,000	8,115,422

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$5,883,000	$5,808,286
STL Holding Co. LLC†	8.75%	2/15/2029		7,431,000	7,806,050
Total					51,869,898

Household Products/Wares 0.08%
Kronos Acquisition Holdings, Inc. (Canada)†(d)(g)	8.25%	6/30/2031		3,776,000	2,822,560

Insurance 1.79%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	5.875%	11/1/2029		3,652,000	3,611,267
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.50%	10/1/2031		3,551,000	3,634,363
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		3,655,000	3,731,126
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	7.375%	10/1/2032		3,364,000	3,469,916
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.†	7.50%	7/15/2033		6,628,000	6,775,844
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%	2/15/2031		10,406,000	10,897,288
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%	2/15/2032		6,809,000	7,213,666
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	7.25%	2/15/2031		6,213,000	6,421,775
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(d)	8.125%	2/15/2032		7,784,000	8,109,613
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,717,275
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,746,601
Total					61,328,734

Internet 0.84%
Gen Digital, Inc.†	6.25%	4/1/2033		3,415,000	3,520,189
GrubHub Holdings, Inc.†(g)	5.50%	7/1/2027		7,384,000	7,366,376
Match Group Holdings II LLC†	6.125%	9/15/2033		6,961,000	7,042,214
Rakuten Group, Inc. (Japan)†(d)	9.75%	4/15/2029		5,225,000	5,834,461
United Group BV	6.75%	2/15/2031	EUR	4,199,000	5,049,659
Total					28,812,899

Iron-Steel 1.02%
Algoma Steel, Inc. (Canada)†(d)	9.125%	4/15/2029		$5,244,000	4,653,064
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031		8,216,000	8,337,005
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,782,647

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Iron-Steel (continued)
Mineral Resources Ltd. (Australia)†(d)	9.25%	10/1/2028		$6,396,000	$6,694,482
Samarco Mineracao SA (Brazil)(d)	9.50%	6/30/2031		7,732,106	7,699,881
U.S. Steel Corp.	6.65%	6/1/2037		3,719,000	3,867,946
Total					35,035,025

Leisure Time 1.00%
Carnival Corp.†	5.75%	3/15/2030		12,040,000	12,350,957
Life Time, Inc.†	6.00%	11/15/2031		3,604,000	3,644,587
Lindblad Expeditions LLC†	7.00%	9/15/2030		3,412,000	3,496,757
NCL Corp. Ltd.†	6.75%	2/1/2032		3,513,000	3,625,198
Sabre GLBL, Inc.†	8.625%	6/1/2027		1,519,000	1,538,552
Sabre GLBL, Inc.†	10.75%	11/15/2029		3,160,000	3,066,755
Sabre GLBL, Inc.†	11.25%	12/15/2027		2,301,000	2,381,535
Viking Cruises Ltd.†	9.125%	7/15/2031		3,838,000	4,137,487
Total					34,241,828

Lodging 1.52%
Essendi SA†	5.625%	5/15/2032	EUR	2,966,000	3,542,040
Full House Resorts, Inc.†	8.25%	2/15/2028		$8,875,000	8,503,500
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029		6,223,000	6,466,811
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031		9,690,000	9,134,404
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032		3,569,000	3,644,027
Melco Resorts Finance Ltd. (Hong Kong)†(d)	7.625%	4/17/2032		5,238,000	5,457,391
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029		8,473,000	8,036,564
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028		3,877,000	3,787,703
Wynn Macau Ltd. (Macau)†(d)	6.75%	2/15/2034		3,398,000	3,416,306
Total					51,988,746

Machinery: Construction & Mining 0.32%
BWX Technologies, Inc.†	4.125%	4/15/2029		3,643,000	3,508,815
Terex Corp.†	5.00%	5/15/2029		3,486,000	3,431,541
Vertiv Group Corp.†	4.125%	11/15/2028		4,258,000	4,159,721
Total					11,100,077

Machinery-Diversified 0.75%
ATS Corp. (Canada)†(d)	4.125%	12/15/2028		3,972,000	3,802,718
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029		8,911,000	7,618,905
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029		3,518,000	3,695,969
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028		6,017,000	6,365,688
Mueller Water Products, Inc.†	4.00%	6/15/2029		4,445,000	4,280,788
Total					25,764,068

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 6.33%
AMC Networks, Inc.	4.25%	2/15/2029	$14,122,000	$11,638,152
Belo Corp.	7.25%	9/15/2027	3,282,000	3,408,990
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	24,122,000	22,849,463
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	11,505,000	11,064,278
CSC Holdings LLC†	4.625%	12/1/2030	31,836,000	13,971,629
CSC Holdings LLC†	5.75%	1/15/2030	3,335,000	1,570,201
CSC Holdings LLC†	6.50%	2/1/2029	11,536,000	9,102,690
CSC Holdings LLC†	11.25%	5/15/2028	9,376,000	9,379,011
CSC Holdings LLC†	11.75%	1/31/2029	11,991,000	11,006,099
Directv Financing LLC†	8.875%	2/1/2030	5,245,000	5,210,419
DISH DBS Corp.	5.125%	6/1/2029	15,006,000	12,401,042
DISH Network Corp.†	11.75%	11/15/2027	6,877,000	7,275,134
Gray Media, Inc.†	5.375%	11/15/2031	16,507,000	12,182,557
Gray Media, Inc.†	9.625%	7/15/2032	2,271,000	2,284,382
Gray Media, Inc.†	10.50%	7/15/2029	4,843,000	5,275,170
Scripps Escrow II, Inc.†	5.375%	1/15/2031	17,985,000	12,775,699
Sinclair Television Group, Inc.†	8.125%	2/15/2033	4,342,000	4,452,178
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	8,089,000	7,733,772
TEGNA, Inc.	5.00%	9/15/2029	4,788,000	4,795,963
Univision Communications, Inc.†	7.375%	6/30/2030	9,962,000	10,024,315
Univision Communications, Inc.†	9.375%	8/1/2032	5,430,000	5,721,683
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	14,178,000	12,980,978
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029	10,514,000	10,359,584
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	10,601,000	9,421,783
Total				216,885,172

Metal Fabricate-Hardware 0.34%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	7,716,000	7,853,615
Vallourec SACA (France)†(d)	7.50%	4/15/2032	3,438,000	3,655,398
Total				11,509,013

Mining 4.13%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	3,587,000	3,785,906
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030	4,583,000	4,660,517
Alumina Pty. Ltd. (Australia)†(d)	6.375%	9/15/2032	3,543,000	3,615,950
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029	8,090,000	8,379,743
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,225,829
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	5,172,000	5,315,518
Coeur Mining, Inc.†	5.125%	2/15/2029	9,725,000	9,497,745
Compass Minerals International, Inc.†	8.00%	7/1/2030	3,367,000	3,524,946

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining (continued)
Constellium SE (France)†(d)	5.625%	6/15/2028		$1,442,000	$1,434,853
Eldorado Gold Corp. (Canada)†(d)	6.25%	9/1/2029		10,632,000	10,666,188
Endeavour Mining PLC (United Kingdom)†(d)	7.00%	5/28/2030		3,952,000	4,045,086
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033		3,749,000	3,898,142
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031		6,493,000	6,790,736
Fortescue Treasury Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031		4,232,000	4,026,817
Fortescue Treasury Pty. Ltd. (Australia)†(d)	5.875%	4/15/2030		4,227,000	4,319,956
Fortescue Treasury Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032		6,778,000	6,960,735
Hecla Mining Co.	7.25%	2/15/2028		3,704,000	3,749,437
Hudbay Minerals, Inc. (Canada)†(d)	6.125%	4/1/2029		4,376,000	4,427,195
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030		3,337,000	3,382,677
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		6,228,000	6,459,321
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044		51,005	–	(f)
Navoiyuran State Enterprise (Uzbekistan)†(d)	6.70%	7/2/2030		4,820,000	4,839,450
New Gold, Inc. (Canada)†(d)	6.875%	4/1/2032		9,955,000	10,384,080
Novelis Corp.†	3.875%	8/15/2031		4,133,000	3,750,848
Novelis Corp.†	6.375%	8/15/2033		2,090,000	2,113,036
Novelis Corp.†	6.875%	1/30/2030		5,007,000	5,198,533
Taseko Mines Ltd. (Canada)†(d)	8.25%	5/1/2030		10,283,000	10,824,143
Total					141,277,387

Miscellaneous Manufacturing 1.15%
Amsted Industries, Inc.†	6.375%	3/15/2033		6,943,000	7,116,783
Axon Enterprise, Inc.†	6.125%	3/15/2030		2,367,000	2,437,823
Axon Enterprise, Inc.†	6.25%	3/15/2033		6,599,000	6,837,950
CTEC II GmbH	5.25%	2/15/2030	EUR	4,330,000	4,661,052
Enpro, Inc.†	6.125%	6/1/2033		$7,053,000	7,214,626
LSB Industries, Inc.†	6.25%	10/15/2028		5,150,000	5,114,828
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030		6,062,000	5,917,807
Total					39,300,869

Office/Business Equipment 0.25%
Pitney Bowes, Inc.†	7.25%	3/15/2029		3,624,000	3,659,613
Zebra Technologies Corp.†	6.50%	6/1/2032		4,637,000	4,765,199
Total					8,424,812

Oil & Gas 7.53%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029		4,703,000	4,908,864
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		3,373,000	3,367,346

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	$2,386,000	$2,430,766
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	7,426,000	7,586,624
Borr IHC Ltd./Borr Finance LLC†(g)	10.375%	11/15/2030	8,020,145	8,126,935
California Resources Corp.†	8.25%	6/15/2029	7,195,000	7,439,817
Caturus Energy LLC†	8.50%	2/15/2030	7,192,000	7,467,864
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,982,000	7,299,081
Civitas Resources, Inc.†	8.625%	11/1/2030	4,137,000	4,309,629
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,486,661
Civitas Resources, Inc.†	9.625%	6/15/2033	3,242,000	3,433,527
CNX Resources Corp.†	6.00%	1/15/2029	4,935,000	4,948,976
Comstock Resources, Inc.†	5.875%	1/15/2030	10,290,000	9,664,939
Comstock Resources, Inc.†	6.75%	3/1/2029	4,084,000	4,029,582
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,529,000	3,450,316
Crescent Energy Finance LLC†	7.625%	4/1/2032	9,630,000	9,597,293
Global Marine, Inc.	7.00%	6/1/2028	3,238,000	3,019,435
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	3,183,000	3,260,404
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	9,185,000	8,872,634
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	6,812,000	6,651,307
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	8,801,000	8,765,590
Long Ridge Energy LLC†	8.75%	2/15/2032	7,837,000	8,123,458
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,986,000	6,154,159
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	4,095,337
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%	6/30/2031	6,253,192	5,308,810
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	3,479,000	3,502,984
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	5,115,000	5,062,658
Noble Finance II LLC†	8.00%	4/15/2030	5,017,000	5,198,736
Parkland Corp. (Canada)†(d)	4.625%	5/1/2030	3,631,000	3,516,876
Parkland Corp. (Canada)†(d)	6.625%	8/15/2032	5,417,000	5,582,934
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	3,565,000	3,454,466
Saturn Oil & Gas, Inc. (Canada)†(d)(g)	9.625%	6/15/2029	7,241,000	7,398,166
SierraCol Energy Andina LLC†	6.00%	6/15/2028	5,551,000	5,252,591
SM Energy Co.†	6.75%	8/1/2029	3,446,000	3,482,541
SM Energy Co.†	7.00%	8/1/2032	5,519,000	5,562,302
Sunoco LP†	6.25%	7/1/2033	6,966,000	7,123,780
Talos Production, Inc.†	9.00%	2/1/2029	5,058,000	5,210,741
Talos Production, Inc.†	9.375%	2/1/2031	3,129,000	3,244,867
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	8,049,000	7,863,351

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Transocean, Inc.†	8.50%	5/15/2031	$7,267,000	$6,833,731
Vermilion Energy, Inc. (Canada)†(d)(g)	7.25%	2/15/2033	8,818,000	8,294,031
Vista Energy Argentina SAU (Argentina)†(d)(g)	7.625%	12/10/2035	5,139,000	5,032,109
Vital Energy, Inc.†(g)	7.875%	4/15/2032	7,471,000	7,365,884
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	10,790,000	10,968,628
Total				257,750,730

Oil & Gas Services 0.41%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	3,409,000	3,496,908
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,987,797
Oceaneering International, Inc.	6.00%	2/1/2028	5,211,000	5,268,222
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	1,202,000	1,232,965
Total				13,985,892

Packaging & Containers 1.71%
Ball Corp.	3.125%	9/15/2031	3,652,000	3,294,118
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.875%	11/15/2029	6,058,000	5,711,179
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	3,961,000	4,072,503
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030	3,525,000	3,628,459
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	3,508,000	3,617,902
LABL, Inc.†	8.625%	10/1/2031	5,202,000	3,845,085
LABL, Inc.†	9.50%	11/1/2028	2,726,000	2,275,445
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	10,744,000	10,705,223
Owens-Brockway Glass Container, Inc.†	7.375%	6/1/2032	3,567,000	3,600,376
Sealed Air Corp.†(g)	6.50%	7/15/2032	5,203,000	5,385,927
Sealed Air Corp.†	6.875%	7/15/2033	3,005,000	3,248,120
Trident TPI Holdings, Inc.†	12.75%	12/31/2028	3,343,000	3,578,979
Trivium Packaging Finance BV (Netherlands)†(d)	8.25%	7/15/2030	5,185,000	5,512,049
Total				58,475,365

Pharmaceuticals 2.47%
1261229 BC Ltd. (Canada)†(d)	10.00%	4/15/2032	9,848,000	10,233,510
AdaptHealth LLC†	5.125%	3/1/2030	3,884,000	3,708,021
Bausch Health Cos., Inc. (Canada)†(d)	4.875%	6/1/2028	6,990,000	6,315,360
Bausch Health Cos., Inc. (Canada)†(d)	5.00%	1/30/2028	9,947,000	8,676,397
Bausch Health Cos., Inc. (Canada)†(d)	5.00%	2/15/2029	4,810,000	3,692,781
Bausch Health Cos., Inc. (Canada)†(d)	11.00%	9/30/2028	5,062,000	5,313,505
BellRing Brands, Inc.†	7.00%	3/15/2030	3,743,000	3,873,934
Cheplapharm Arzneimittel GmbH (Germany)†(d)	5.50%	1/15/2028	1,777,000	1,731,750

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Cheplapharm Arzneimittel GmbH†	7.125%		6/15/2031		EUR	1,196,000	$1,429,654
Curaleaf Holdings, Inc.	8.00%		12/15/2026			$7,734,000	7,269,960
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055			12,456,000	12,999,181
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029			3,484,000	3,797,661
Jazz Securities DAC (Ireland)†(d)	4.375%		1/15/2029			5,603,000	5,488,568
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			5,132,965	5,310,258
Trulieve Cannabis Corp.	8.00%		10/6/2026			4,811,000	4,768,784
Total							84,609,324

Pipelines 3.56%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029			5,460,000	5,430,844
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029			4,799,000	5,009,796
Buckeye Partners LP†	6.875%		7/1/2029			4,208,000	4,363,814
CNX Midstream Partners LP†	4.75%		4/15/2030			9,074,000	8,613,788
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031			4,891,000	4,826,836
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			5,279,000	5,303,896
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054			3,257,000	3,472,076
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			4,397,000	4,593,621
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030			5,706,000	6,042,797
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033			1,457,000	1,492,401
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032			6,522,000	6,860,688
Harvest Midstream I LP†	7.50%		5/15/2032			5,859,000	6,037,424
Northriver Midstream Finance LP (Canada)†(d)	6.75%		7/15/2032			3,448,000	3,548,316
Rockies Express Pipeline LLC†	6.75%		3/15/2033			4,246,000	4,440,581
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(d)	7.625% (5 yr. CMT + 3.95%)	#	3/1/2055			3,634,000	3,784,578
Venture Global LNG, Inc.†	8.125%		6/1/2028			8,011,000	8,306,029
Venture Global LNG, Inc.†	8.375%		6/1/2031			8,211,000	8,619,932
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(h)		8,308,000	8,255,425
Venture Global LNG, Inc.†	9.50%		2/1/2029			16,233,000	17,856,933
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034			4,826,000	5,041,201
Total							121,900,976

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Real Estate 1.07%
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031		$3,003,000	$3,222,237
Hunt Cos., Inc.†	5.25%	4/15/2029		9,123,000	8,939,351
Kennedy-Wilson, Inc.	4.75%	2/1/2030		3,870,000	3,630,757
Kennedy-Wilson, Inc.(g)	5.00%	3/1/2031		3,899,000	3,643,052
Longfor Group Holdings Ltd. (China)(d)	3.95%	9/16/2029		8,676,000	7,257,460
New Immo Holding SA	6.00%	3/22/2029	EUR	1,800,000	2,173,231
Newmark Group, Inc.	7.50%	1/12/2029		$6,723,000	7,193,146
Shimao Group Holdings Ltd. (Hong Kong)†(d)	5.00%	7/21/2031		241,910	9,979
Sunac China Holdings Ltd. (China)†(c)(d)	6.00%	9/30/2026		460,003	61,995
Sunac China Holdings Ltd. (China)†(c)(d)	6.25%	9/30/2027		461,120	63,450
Sunac China Holdings Ltd. (China)†(c)(d)	6.50%	9/30/2027		924,478	124,804
Sunac China Holdings Ltd. (China)†(c)(d)	6.75%	9/30/2028		1,390,076	191,135
Sunac China Holdings Ltd. (China)†(c)(d)	7.00%	9/30/2029		1,393,440	191,598
Sunac China Holdings Ltd. (China)†(c)(d)	7.25%	9/30/2030		656,135	91,098
Total					36,793,293

REITS 2.68%
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029		5,025,000	5,362,132
Brandywine Operating Partnership LP(g)	4.55%	10/1/2029		3,875,000	3,718,629
Brandywine Operating Partnership LP	8.875%	4/12/2029		8,062,000	8,771,214
Iron Mountain, Inc.†	4.50%	2/15/2031		3,419,000	3,254,751
Iron Mountain, Inc.†	5.25%	7/15/2030		7,169,000	7,099,226
Iron Mountain, Inc.†	5.625%	7/15/2032		17,979,000	17,855,299
Iron Mountain, Inc.†	6.25%	1/15/2033		3,895,000	3,988,153
Millrose Properties, Inc.†	6.375%	8/1/2030		3,330,000	3,362,218
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029		3,839,000	3,739,132
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		4,366,000	4,511,523
Piedmont Operating Partnership LP	6.875%	7/15/2029		5,430,000	5,748,757
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033		2,455,000	2,537,422
Starwood Property Trust, Inc.†	6.00%	4/15/2030		3,508,000	3,575,487
Starwood Property Trust, Inc.†	6.50%	10/15/2030		6,884,000	7,123,467
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		3,368,000	3,288,949
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,745,681
Total					91,682,040

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail 3.95%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		$5,389,000	$5,043,719
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	6.125%	6/15/2029		3,218,000	3,299,271
Advance Auto Parts, Inc.	3.50%	3/15/2032		717,000	626,159
Advance Auto Parts, Inc.	3.90%	4/15/2030		3,315,000	3,060,138
Advance Auto Parts, Inc.†	7.375%	8/1/2033		2,339,000	2,399,358
Arko Corp.†	5.125%	11/15/2029		1,752,000	1,482,653
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,740,315
Bath & Body Works, Inc.	6.875%	11/1/2035		3,278,000	3,417,626
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		5,817,000	5,070,121
Carvana Co.†	9.00%	6/1/2030		2,983,335	3,122,892
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	3,323,000	4,730,572
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,312,682
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,657,053
Dutch Lion BV†(c)	11.25%	6/15/2020	EUR	9,152,880	–	(f)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	4,120,069
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	11.50%	8/15/2029		3,472,000	3,444,843
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	4,916,853
Group 1 Automotive, Inc.†	6.375%	1/15/2030		3,763,000	3,862,689
LBM Acquisition LLC†(g)	6.25%	1/15/2029		7,689,000	7,061,830
LBM Acquisition LLC†	9.50%	6/15/2031		3,702,000	3,884,398
LCM Investments Holdings II LLC†	4.875%	5/1/2029		3,540,000	3,478,552
Michaels Cos., Inc.†	5.25%	5/1/2028		4,190,000	3,327,780
Park River Holdings, Inc.†(g)	6.75%	8/1/2029		8,840,000	8,368,984
Patrick Industries, Inc.†	6.375%	11/1/2032		3,537,000	3,590,702
Punch Finance PLC†	7.875%	12/30/2030	GBP	3,214,000	4,468,239
QXO Building Products, Inc.†	6.75%	4/30/2032		$6,575,000	6,807,129
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		3,329,000	3,343,821
Staples, Inc.†	10.75%	9/1/2029		5,569,000	5,360,162
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	4,560,000	6,105,628
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	5.00%	6/1/2031		$3,923,000	3,714,298
Victoria’s Secret & Co.†	4.625%	7/15/2029		4,010,000	3,809,747
Victra Holdings LLC/Victra Finance Corp.†(g)	8.75%	9/15/2029		3,542,000	3,714,106
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	4,208,000	5,559,729
Yum! Brands, Inc.	5.375%	4/1/2032		$3,270,000	3,292,369
Total					135,194,487

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Savings & Loans 0.14%
Flagstar Financial, Inc.	7.296% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		$4,942,000	$4,690,845
Washington Mutual Bank/Debt not acquired by JPMorgan(c)	6.875%		6/15/2011		10,000,000	–	(f)
Total						4,690,845

Semiconductors 0.30%
Entegris, Inc.†	3.625%		5/1/2029		4,512,000	4,257,687
Kioxia Holdings Corp. (Japan)†(d)	6.625%		7/24/2033		5,962,000	5,933,173
Total						10,190,860

Software 2.17%
Capstone Borrower, Inc.†	8.00%		6/15/2030		3,503,000	3,670,853
Cloud Software Group, Inc.†	6.50%		3/31/2029		5,223,000	5,284,590
Cloud Software Group, Inc.†	8.25%		6/30/2032		10,986,000	11,753,789
Cloud Software Group, Inc.†	9.00%		9/30/2029		9,892,000	10,322,399
CoreWeave, Inc.†	9.00%		2/1/2031		5,149,000	5,103,928
CoreWeave, Inc.†	9.25%		6/1/2030		6,014,000	6,041,905
Fair Isaac Corp.†	4.00%		6/15/2028		3,136,000	3,057,683
Fair Isaac Corp.†	6.00%		5/15/2033		5,487,000	5,574,342
RingCentral, Inc.†	8.50%		8/15/2030		4,080,000	4,357,640
ROBLOX Corp.†	3.875%		5/1/2030		6,040,000	5,747,418
Twilio, Inc.	3.625%		3/15/2029		7,211,000	6,889,926
X.AI LLC/X.AI Co. Issuer Corp.	12.50%		6/30/2030		6,402,000	6,385,099
Total						74,189,572

Telecommunications 3.91%
Altice France SA (France)†(d)	5.125%		7/15/2029		19,175,000	16,410,636
Altice France SA (France)†(d)	5.50%		1/15/2028		7,197,000	6,369,345
Altice France SA (France)†(c)(d)	8.125%		2/1/2027		9,168,000	8,494,932
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%		9/15/2029		1,603,000	1,672,056
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(d)	8.625%		8/1/2032		3,358,000	3,444,311
EchoStar Corp.	6.75%		11/30/2030		10,960,372	10,825,121
Eutelsat SA	2.25%		7/13/2027	EUR	1,300,000	1,490,039
Eutelsat SA	2.25%		7/13/2027	EUR	1,700,000	1,948,512
Fibercop SpA (Italy)†(d)	6.375%		11/15/2033		$7,485,000	7,385,457
Hughes Satellite Systems Corp.	5.25%		8/1/2026		10,789,000	10,465,160
Hughes Satellite Systems Corp.	6.625%		8/1/2026		14,587,000	13,515,089
Level 3 Financing, Inc.†	3.625%		1/15/2029		7,125,000	6,091,875
Level 3 Financing, Inc.†	3.75%		7/15/2029		2,768,000	2,325,120

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Level 3 Financing, Inc.†	4.25%		7/1/2028			$2,517,000	$2,321,933
Lumen Technologies, Inc.†	4.125%		4/15/2029			3,151,030	3,103,764
Lumen Technologies, Inc.†	4.50%		1/15/2029			11,906,000	10,847,939
Lumen Technologies, Inc.†	5.375%		6/15/2029			6,104,000	5,505,564
Maya SAS/Paris France (France)†(d)	8.50%		4/15/2031			3,644,000	3,923,295
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	9.625%		2/11/2027			4,925,228	4,701,368
Viasat, Inc.†	7.50%		5/30/2031			4,571,000	4,296,664
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031			4,532,000	4,240,757
Zegona Finance PLC (United Kingdom)†(d)	8.625%		7/15/2029			4,169,000	4,441,194
Total							133,820,131

Transportation 1.45%
Brightline East LLC†(g)	11.00%		1/31/2030			3,999,000	2,301,412
Carriage Purchaser, Inc.†(g)	7.875%		10/15/2029			7,605,000	7,051,817
Edge Finco PLC	8.125%		8/15/2031		GBP	2,760,000	3,971,181
Genesee & Wyoming, Inc.†	6.25%		4/15/2032			$3,330,000	3,390,110
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%)	#	–	(h)	GBP	2,976,000	2,737,798
Rand Parent LLC†	8.50%		2/15/2030			$8,101,000	8,402,730
Seaspan Corp. (Hong Kong)†(d)	5.50%		8/1/2029			9,594,000	9,104,761
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,820,256
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			3,041,000	3,181,865
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,605,225
Total							49,567,155

Trucking & Leasing 0.51%
FTAI Aviation Investors LLC†	7.00%		5/1/2031			9,494,000	9,936,250
FTAI Aviation Investors LLC†	7.875%		12/1/2030			7,148,000	7,603,156
Total							17,539,406
Total Corporate Bonds (cost $3,072,397,763)							3,134,915,761

FLOATING RATE LOANS(j) 4.47%

Aerospace/Defense 0.15%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2028			2,993,336	5,260,789

Commercial Services 0.64%
Allied Universal Holdco LLC 2025 USD Term Loan B	7.59% (3 mo. USD Term SOFR + 3.25%)		8/6/2032			5,443,000	5,468,038

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Crash Champions LLC 2024 Term Loan B	8.948% (3 mo. USD Term SOFR + 4.75%)		2/23/2029	$8,061,289	$7,572,573
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.199% (3 mo. USD Term SOFR + 3.00%)		5/4/2028	3,443,477	3,455,684
Spin Holdco, Inc. 2021 Term Loan	8.577% (3 mo. USD Term SOFR + 4.00%)		3/4/2028	6,246,526	5,325,195
Total					21,821,490

Computers 0.33%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029	3,532,000	3,477,748
Twitter, Inc. Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	7,933,629	7,766,468
Total					11,244,216

Consumer Non-Durables 0.10%
Anastasia Parent LLC 2018 Term Loan B(c)	–	(k)	9/10/2025	3,813,704	3,322,689

Cosmetics/Personal Care 0.09%
Conair Holdings LLC Term Loan B	8.181% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	4,554,297	3,028,607

Electric 0.45%
Astoria Energy LLC 2025 Term Loan B	7.066% (1 mo. USD Term SOFR + 2.75%)		6/23/2032	3,234,950	3,250,268
Lackawanna Energy Center LLC 2025 Term Loan B	7.351% (3 mo. USD Term SOFR + 3.00%)		8/5/2032	4,035,000	4,061,913
Red Oak Power LLC 2025 Term Loan	8.046% (3 mo. USD Term SOFR + 3.75%)		10/1/2030	7,973,599	7,968,615
Total					15,280,796

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.057% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	1,196,824	1,119,030

Entertainment 0.03%
Flutter Financing BV 2025 Term Loan B (Netherlands)(d)	6.296% (3 mo. USD Term SOFR + 2.00%)		6/4/2032	1,009,000	1,008,157

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 0.05%
Froneri Lux FinCo SARL 2025 USD Term Loan (Luxembourg)(d)	–	(k)	7/16/2032		$1,759,000	$1,758,235

Health Care Services 0.15%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.808% (3 mo. USD Term SOFR + 5.50%)		3/30/2029		5,159,318	4,415,525
New WPCC Parent LLC Term Loan	13.796% (3 mo. USD Term SOFR + 9.50%)		5/9/2030		919,157	854,816
Total						5,270,341

Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.796% (3 mo. USD Term SOFR + 7.50%)		1/28/2030		1,355,055	1,348,280

Insurance 0.22%
SIACI St. Honore SAS 2025 EUR Unitranche Term Loan	–	(k)	7/23/2032	EUR	6,396,000	7,511,900

Internet 0.10%
Proofpoint, Inc. 2024 Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		8/31/2028		$3,412,361	3,437,237
Proofpoint, Inc. 2025 Fungible Term Loan	–	(k)	8/31/2028		65,000	65,474
Total						3,502,711

Leisure Time 0.16%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	7.931% (1 mo. USD Term SOFR + 3.50%)		7/22/2030		5,399,529	5,413,028

Media 0.43%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%)		12/31/2029		6,651,537	6,039,596
Sinclair Television Group, Inc. 2025 Term Loan B7	8.516% (1 mo. USD Term SOFR + 4.10%)		12/31/2030		9,716,235	8,822,341
Total						14,861,937

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate/Hardware 0.25%
Tank Holding Corp. 2022 Term Loan	10.166% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	$5,197,066	$4,951,505
Tiger Acquisition LLC 2025 Term Loan B	–	(k)	8/23/2032	3,536,000	3,540,862
Total					8,492,367

Oil & Gas Services 0.10%
Star Holding LLC 2024 1st Lien Term Loan B	8.816% (1 mo. USD Term SOFR + 4.50%)		7/31/2031	3,538,088	3,508,227

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	545,977	–	(f)

Pharmaceuticals 0.18%
Paradigm Parent LLC 1st Lien Term Loan	8.822% (3 mo. USD Term SOFR + 4.50%)		4/16/2032	6,712,000	6,040,800

Software 0.43%
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(d)	9.57% (3 mo. USD Term SOFR + 5.25%)		10/9/2032	3,514,000	3,532,659
Disco Parent, Inc. 2025 Term Loan B	7.484% (3 mo. USD Term SOFR + 3.25%)		7/30/2032	2,378,250	2,396,087
DTI Holdco, Inc. 2025 Term Loan B	8.316% (1 mo. USD Term SOFR + 4.00%)		4/26/2029	5,102,213	4,878,455
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	7.222% (1 mo. USD Term SOFR + 2.75%)		5/15/2028	7,530,374	3,851,787
Total					14,658,988

Telecommunications 0.26%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.574% (3 mo. USD Term SOFR + 5.25%)		11/29/2030	3,570,000	3,580,264
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.781% (1 mo. USD Term SOFR + 2.35%)		4/16/2029	5,339,759	5,316,797
Total					8,897,061

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Transportation 0.10%
Gategroup Finance Luxembourg SA EUR Term Loan B	6.238% (3 mo. EURIBOR + 4.25%)	6/16/2032	EUR	1,397,000	$1,650,489
Gategroup Finance Luxembourg SA USD Term Loan B (Luxembourg)(d)	8.556% (3 mo. USD Term SOFR + 4.25%)	6/10/2032		$1,914,202	1,930,359
Total					3,580,848

Utilities 0.18%
EFS Cogen Holdings I LLC 2025 Term Loan B	7.308% (3 mo. USD Term SOFR + 3.00%)	10/3/2031		4,667,949	4,698,290
Invenergy Thermal Operating I LLC 2025 Term Loan B	7.955% (3 mo. USD Term SOFR + 3.50%)	5/17/2032		1,360,312	1,376,466
Invenergy Thermal Operating I LLC 2025 Term Loan C	7.955% (3 mo. USD Term SOFR + 3.50%)	5/17/2032		90,688	91,765
Total					6,166,521
Total Floating Rate Loans (cost $152,687,081)					153,097,018

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.29%
Merrill Lynch Mortgage Trust(e)	Zero Coupon			10,500,000	–	(f)
ROCK Trust Series 2024-CNTR Class E†	8.819%	11/13/2041		9,340,000	9,894,140
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,340,000)					9,894,140

	Dividend Rate			Shares

PREFERRED STOCKS 0.18%

Transportation Infrastructure 0.18%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon			102,014	5,967,819

	Exercise Price	Expiration Date
WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.00	12/31/2099		26,319	1,447

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099		56,246	56,246
Total Warrants (cost $302,137)					57,693
Total Long-Term Investments (cost $3,273,278,947)					3,313,431,360

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 4.18%

REPURCHASE AGREEMENTS 1.29%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $17,910,800 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $17,645,283; proceeds: $17,306,962 (cost $17,299,274)	$17,299,274	$17,299,274
Repurchase Agreement dated 8/29/2025, 4.250% due 9/2/2025 with JPMorgan Securities LLC collateralized by $31,905,500 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $27,551,020; proceeds: $27,012,750 (cost $27,000,000)	27,000,000	27,000,000
Total Repurchase Agreements (cost $44,299,274)		44,299,274

Time Deposits 0.29%
CitiBank N.A.(l) (cost $9,890,690)	9,890,690	9,890,690

	Shares

Money Market Funds 2.60%
Fidelity Government Portfolio(l) (cost $89,016,210)	89,016,210	89,016,210
Total Short-Term Investments (cost $143,206,174)		143,206,174
Total Investments in Securities 100.96% (cost $3,416,485,121)		3,456,637,534
Other Assets and Liabilities – Net(m) (0.96)%		(32,846,013)
Net Assets 100.00%		$3,423,791,521

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $2,619,380,255, which represents 76.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Securities purchased on a when-issued basis.
(c)	Defaulted (non-income producing security).
(d)	Foreign security traded in U.S. dollars.
(e)	Security has been deemed worthless.

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(k)	Interest Rate to be determined.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S44(4)	Bank of America	5.00%	6/20/2030	$141,228,000	$7,009,820	$3,163,485	$10,173,305

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $3,163,485. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	11/21/2025	2,059,000	$2,409,870	$2,420,680	$10,810
British pound	Sell	State Street Bank And Trust	10/10/2025	59,393,000	81,573,019	80,301,432	1,271,587
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,282,397

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank PLC	10/10/2025	3,519,000	$4,783,094	$4,757,812	$(25,282)
British pound	Buy	Morgan Stanley	10/10/2025	4,044,000	5,473,933	5,467,631	(6,302)
British pound	Sell	Bank Of America	10/10/2025	1,231,000	1,654,286	1,664,355	(10,069)
British pound	Sell	Morgan Stanley	10/10/2025	1,696,000	2,277,757	2,293,052	(15,295)
British pound	Sell	Morgan Stanley	10/10/2025	314,000	421,633	424,539	(2,906)
Euro	Sell	Morgan Stanley	11/21/2025	20,393,000	23,797,799	23,975,191	(177,392)
Euro	Sell	Morgan Stanley	11/21/2025	879,000	1,028,214	1,033,403	(5,189)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(242,435)

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2025

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	September 2025	293	Short	EUR	(34,599,391)	EUR	(34,415,780)	$214,807
U.S. 10-Year Ultra Treasury Note	December 2025	602	Long		$68,560,803		$68,872,562	311,759
U.S. 2-Year Treasury Note	December 2025	1,660	Long		345,609,577		346,174,843	565,266
U.S. Long Bond	December 2025	77	Long		8,789,063		8,797,250	8,187
U.S. Ultra Treasury Bond	December 2025	345	Short		(40,367,568)		(40,214,063)	153,505
Total Unrealized Appreciation on Futures Contracts								$1,253,524

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Long Gilt	December 2025	154	Short	GBP	(13,927,572)	GBP	(13,940,080)	$(16,906)
U.S. 5-Year Treasury Note	December 2025	478	Short		$(52,123,428)		$(52,326,062)	$(202,634)
Total Unrealized Depreciation on Futures Contracts								$(219,540)

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$–	$8,539,002	$–	$8,539,002
Convertible Bonds	–	959,927	–	959,927
Corporate Bonds	–	3,134,915,761	–	3,134,915,761
Floating Rate Loans	–	153,097,018	–	153,097,018
Non-Agency Commercial Mortgage-Backed Securities	–	9,894,140	–	9,894,140
Preferred Stocks	–	5,967,819	–	5,967,819
Warrants	–	57,693	–	57,693

Short-Term Investments
Repurchase Agreements	–	44,299,274	–	44,299,274
Time Deposits	–	9,890,690	–	9,890,690
Money Market Funds	89,016,210	–	–	89,016,210
Total	$89,016,210	$3,367,621,324	$–	$3,456,637,534
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,173,305	$–	$10,173,305
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	1,282,397	–	1,282,397
Liabilities	–	(242,435)	–	(242,435)
Futures Contracts
Assets	1,253,524	–	–	1,253,524
Liabilities	(202,634)	(16,906)	–	(219,540)
Total	$1,050,890	$11,196,361	$–	$12,247,251

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2025

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 105.38%

ASSET-BACKED SECURITIES 14.98%

Automobiles 1.18%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,523,178
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	15,075,000	15,315,151
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,507,204
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	4,025,000	4,158,786
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.993% (30 day USD SOFR Average + 2.65%)	#	11/15/2027	11,080,000	11,106,032
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	9,884,722	9,907,844
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	3,125,893
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,750,000	3,046,247
Total					66,690,335

Credit Card 0.73%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,168,556
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,487,500	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	11,290,000	11,386,356
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	8,025,000	8,111,196
Total					41,153,608

Other 13.07%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.519% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	15,780,000	15,759,281
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	9,135,000	9,142,564
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,916,482
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,196,751
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	12,850,000	12,869,515

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	$9,250,000	$9,308,752
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	5.626% (3 mo. USD Term SOFR + 1.30%)	#	1/20/2037	12,000,000	12,012,336
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.869% (3 mo. USD Term SOFR + 1.55%)	#	7/24/2034	5,500,000	5,504,774
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class B†(b)	–	(c)	10/25/2038	6,800,000	6,808,500
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.629% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038	4,500,000	4,511,884
Birch Grove CLO 6 Ltd. Series 2023-6A Class A2R†	6.021% (3 mo. USD Term SOFR + 1.65%)	#	7/20/2038	7,500,000	7,503,120
Birch Grove CLO Ltd. Series 19A Class A2RR†	6.122% (3 mo. USD Term SOFR + 1.80%)	#	7/17/2037	10,000,000	10,030,870
Brant Point CLO Ltd. Series 2023-1A Class A2R†	6.014% (3 mo. USD Term SOFR + 1.70%)	#	7/26/2038	11,400,000	11,425,696
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.326% (3 mo. USD Term SOFR + 2.00%)	#	4/19/2037	7,000,000	7,031,815
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	9,095,625	8,948,781
Canyon CLO Ltd. Series 2020-1A Class BR2†	5.968% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	5,000,000	5,008,010
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	6.069% (3 mo. USD Term SOFR + 1.75%)	#	7/20/2038	14,650,000	14,749,517
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.318% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	8,200,000	8,236,129
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	6.112% (3 mo. USD Term SOFR + 1.85%)	#	4/25/2034	12,500,000	12,512,300
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.126% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031	12,500,000	12,483,225
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	14,265,000	14,398,486

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
CIFC Funding Ltd. Series 2019-7A Class BR†	5.741% (3 mo. USD Term SOFR + 1.65%)	#	10/19/2038		$16,000,000	$16,078,032
Clover CLO LLC Series 2018-1A Class A2RR†	6.056% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037		9,330,000	9,340,795
CTM CLO Ltd. Series 2025-1A Class A2†	6.085% (3 mo. USD Term SOFR + 1.75%)	#	7/15/2038		4,000,000	4,001,948
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028		6,775,000	6,822,003
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052		6,404,747	6,422,377
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054		2,871,000	2,975,640
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	6.018% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036		8,310,000	8,325,423
Dryden 130 CLO Ltd. Series 2025-130A Class B†	5.994% (3 mo. USD Term SOFR + 1.70%)	#	7/15/2038		10,500,000	10,534,125
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	11,274,749
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.607% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$37,905	37,922
Generate CLO 13 Ltd. Series 2023-13A Class A1†	6.132% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2037		17,050,000	17,135,455
Generate CLO 15 Ltd. Series 2024-15A Class B†	6.376% (3 mo. USD Term SOFR + 2.05%)	#	7/20/2037		8,850,000	8,895,560
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class BRR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2034		10,000,000	10,001,680
Golub Capital Partners CLO 58B-R Ltd. Series 2021-58A Class BR†(b)	–	(c)	10/25/2037		20,000,000	20,025,000
Gracie Point International Funding LLC Series 2023-1A Class A†	6.298% (90 day USD SOFR Average + 1.95%)	#	9/1/2026		4,182,859	4,183,288
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060		14,225,000	14,586,096

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A3†	5.02%		6/25/2060	$7,500,000	$7,624,077
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	6.08% (3 mo. USD Term SOFR + 1.80%)	#	4/17/2034	12,700,000	12,712,548
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	6.486% (3 mo. USD Term SOFR + 2.16%)	#	10/20/2031	8,170,000	8,187,762
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	5,930,700	5,922,602
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039	1,736,194	1,792,430
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.91% (3 mo. USD Term SOFR + 1.65%)	#	1/23/2035	23,850,000	23,872,419
KKR CLO 15 Ltd. Series 15 Class BR2†	5.879% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	9,620,000	9,626,128
KKR CLO 42 Ltd. Series 42A Class BR†	5.849% (3 mo. USD Term SOFR + 1.65%)	#	7/20/2034	9,000,000	9,011,250
KKR CLO 51 Ltd. Series 2024-51A Class B†	6.176% (3 mo. USD Term SOFR + 1.85%)	#	10/20/2037	5,700,000	5,731,880
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.638% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	4,000,000	4,015,240
KKR CLO Ltd. Series 18 Class CR2†(b)	5.68% (3 mo. USD Term SOFR + 1.85%)	#	10/18/2035	8,800,000	8,822,000
LCM 34 Ltd. Series 34A Class BR†	6.027% (3 mo. USD Term SOFR + 1.70%)	#	10/20/2034	4,200,000	4,202,436
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.014% (3 mo. USD Term SOFR + 1.70%)	#	7/27/2034	12,470,000	12,477,133
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	6.269% (3 mo. USD Term SOFR + 1.95%)	#	4/25/2037	2,400,000	2,409,804
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	6.073% (3 mo. USD Term SOFR + 1.75%)	#	7/16/2038	11,800,000	11,863,201
Madison Park Funding XLII Ltd. Series 13A Class B†	6.081% (3 mo. USD Term SOFR + 1.76%)	#	11/21/2030	2,450,000	2,456,848
Magnetite XLVIII Ltd. Series 2025-48A Class B†	5.892% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2038	8,700,000	8,712,032

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A Class BR†	5.75% (3 mo. USD Term SOFR + 1.65%)	#	10/16/2037	$15,000,000	$15,054,465
New Mountain CLO 3 Ltd. Series CLO-3A Class BR†	5.979% (3 mo. USD Term SOFR + 1.70%)	#	10/20/2038	6,000,000	6,005,946
Oaktree CLO Ltd. Series 2023-2A Class BR†	6.076% (3 mo. USD Term SOFR + 1.75%)	#	7/20/2038	12,600,000	12,636,464
OCP CLO Ltd. Series 2024-31A Class B1†	6.326% (3 mo. USD Term SOFR + 2.00%)	#	4/20/2037	14,400,000	14,451,509
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	6.276% (3 mo. USD Term SOFR + 1.95%)	#	4/20/2037	7,560,000	7,594,466
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	3,355,104	3,417,639
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	6,013,234
Pikes Peak CLO 9 Series 2021-9A Class BR†	6.014% (3 mo. USD Term SOFR + 1.70%)	#	10/27/2038	10,650,000	10,698,724
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	20,000,000	20,009,980
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.638% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	8,950,000	8,985,693
Regatta XXII Funding Ltd. Series 2022-2A Class BR†	6.026% (3 mo. USD Term SOFR + 1.70%)	#	7/20/2035	11,000,000	11,020,086
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.314% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	6,070,000	6,094,511
RR 12 Ltd. Series 2020-12A Class A2R3†	5.918% (3 mo. USD Term SOFR + 1.60%)	#	1/15/2036	13,149,000	13,147,409
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	10,775,992	10,637,282
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	968,259	995,870
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,818,000	1,853,189
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	2,938,759	2,969,034

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Signal Peak CLO 5 Ltd. Series 2018-5A Class A2R†	6.069% (3 mo. USD Term SOFR + 1.75%)	#	4/25/2037	$24,000,000	$24,053,664
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.678% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2038	20,180,000	20,254,061
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,641,132	1,712,144
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	13,125,768	13,325,114
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.218% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2033	16,250,000	16,275,659
Trinitas CLO XXXII Ltd. Series 2025-32A Class B1†	6.022% (3 mo. USD Term SOFR + 1.75%)	#	7/23/2038	11,000,000	11,030,503
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	4,708,195	4,727,697
Wellfleet CLO Ltd. Series 2021-2A Class BR†	6.036% (3 mo. USD Term SOFR + 1.75%)	#	7/15/2034	4,500,000	4,507,150
Total					736,910,164
Total Asset-Backed Securities (cost $842,039,761)					844,754,107

CORPORATE BONDS 67.31%

Aerospace/Defense 1.18%
Boeing Co.	5.805%		5/1/2050	10,000,000	9,623,078
Boeing Co.	6.528%		5/1/2034	13,602,000	14,904,697
Boeing Co.	6.858%		5/1/2054	16,000,000	17,564,416
Czechoslovak Group AS (Czechia)†(d)	6.50%		1/10/2031	7,030,000	7,225,393
Hexcel Corp.	5.875%		2/26/2035	5,912,000	6,032,136
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	11,025,700
Total					66,375,420

Agriculture 2.39%
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	46,407,219
Bunge Ltd. Finance Corp.	3.20%		4/21/2031	19,023,000	17,740,818
Bunge Ltd. Finance Corp.	4.90%		4/21/2027	5,846,000	5,901,087
Imperial Brands Finance PLC (United Kingdom)†(d)	5.875%		7/1/2034	29,203,000	30,196,259
Japan Tobacco, Inc. (Japan)†(d)	5.85%		6/15/2035	14,829,000	15,670,387
JT International Financial Services BV (Netherlands)†(d)	6.875%		10/24/2032	17,050,000	19,014,764
Total					134,930,534

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Airlines 0.33%
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.308%		10/20/2031		$18,414,000	$18,451,538

Auto Manufacturers 1.34%
Ford Motor Credit Co. LLC	2.90%		2/10/2029		13,202,000	12,157,661
Ford Motor Credit Co. LLC	5.303%		9/6/2029		3,426,000	3,403,027
Ford Motor Credit Co. LLC	6.054%		11/5/2031		6,418,000	6,497,725
Ford Motor Credit Co. LLC	6.125%		3/8/2034		17,000,000	16,722,178
General Motors Financial Co., Inc.	4.90%		10/6/2029		20,000,000	20,157,998
General Motors Financial Co., Inc.	5.60%		6/18/2031		9,031,000	9,331,860
General Motors Financial Co., Inc.	5.75%		2/8/2031		7,000,000	7,266,929
Total						75,537,378

Auto Parts & Equipment 0.56%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027		18,100,000	18,210,084
ZF North America Capital, Inc.†	6.75%		4/23/2030		14,000,000	13,664,069
Total						31,874,153

Banks 11.30%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		8,600,000	7,719,665
AIB Group PLC (Ireland)†(d)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,276,000	5,487,984
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		16,101,000	14,611,326
Bank of America Corp.	5.511% (SOFR + 1.31%)	#	1/24/2036		30,000,000	30,920,250
Bank of Nova Scotia (Canada)(d)	8.00% (5 yr. CMT + 4.02%)	#	1/27/2084		10,000,000	10,680,600
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	9,994,966
Barclays PLC (United Kingdom)(d)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%)	#	–	(e)	10,000,000	11,239,440
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		7,750,000	7,932,343
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,755,000	16,847,073
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		10,673,000	10,976,470
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,454,000	14,178,870
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032		8,267,000	8,636,626
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		2,615,000	2,720,238

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		$22,278,000	$24,238,769
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		19,203,000	19,332,294
Freedom Mortgage Corp.†	12.00%		10/1/2028		10,000,000	10,700,650
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		18,105,000	16,042,467
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035		25,000,000	24,853,106
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		1,909,000	1,965,801
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		4,014,000	3,759,107
Intesa Sanpaolo SpA (Italy)†(d)	7.80%		11/28/2053		6,000,000	7,132,736
Intesa Sanpaolo SpA (Italy)†(d)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	8,191,041
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		12,685,000	11,511,799
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035		20,000,000	20,395,901
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036		6,850,000	7,004,173
KeyBank NA(f)	5.00%		1/26/2033		7,000,000	6,991,701
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%)	#	–	(e)	7,306,000	7,240,581
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		8,042,000	8,642,276
M&T Bank Corp.	6.082% (SOFR + 2.26%)	#	3/13/2032		9,788,000	10,394,144
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		7,889,000	6,933,166
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		5,000,000	5,032,176
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		15,492,000	15,793,234
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034		9,940,000	10,265,797
Morgan Stanley	5.664% (SOFR + 1.76%)	#	4/17/2036		15,000,000	15,619,510
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		12,996,000	14,209,748
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%)	#	7/21/2036		8,613,000	8,755,973

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		$6,740,000	$6,888,974
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		10,000,000	11,232,011
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		8,000,000	7,874,332
Toronto-Dominion Bank (Canada)(d)(f)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		13,554,000	14,114,919
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		4,571,000	4,806,804
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		11,165,000	11,101,531
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		23,841,000	24,855,719
U.S. Bancorp	5.836% (SOFR + 2.26%)	#	6/12/2034		15,000,000	15,824,754
UBS Group AG (Switzerland)†(d)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,789,447
UBS Group AG (Switzerland)†(d)	5.58% (SOFR + 1.76%)	#	5/9/2036		14,443,000	14,859,521
UBS Group AG (Switzerland)†(d)	6.537% (SOFR + 3.92%)	#	8/12/2033		16,443,000	18,038,365
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(e)	7,500,000	8,026,793
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,478,000	14,276,252
Wells Fargo & Co.	5.211% (SOFR + 1.38%)	#	12/3/2035		30,000,000	30,264,880
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		10,000,000	11,000,910
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		21,500,000	20,471,010
Total						637,378,223

Beverages 0.43%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		15,104,000	15,157,234
Bacardi-Martini BV (Netherlands)†(d)	6.00%		2/1/2035		8,743,000	9,000,630
Total						24,157,864

Biotechnology 0.88%
Baxalta, Inc.	5.25%		6/23/2045		8,679,000	8,145,871
Biocon Biologics Global PLC (United Kingdom)†(d)	6.67%		10/9/2029		15,000,000	14,134,732
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		17,385,000	10,331,150

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Biotechnology (continued)
Royalty Pharma PLC	3.35%		9/2/2051	$26,400,000	$16,981,276
Total					49,593,029

Chemicals 0.61%
Celanese U.S. Holdings LLC	6.85%		11/15/2028	15,000,000	15,643,365
OCP SA (Malaysia)†(d)	7.50%		5/2/2054	10,000,000	10,349,506
Rain Carbon, Inc.†	12.25%		9/1/2029	8,000,000	8,598,880
Total					34,591,751

Coal 0.18%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029	9,464,000	10,007,413

Commercial Services 1.04%
Block, Inc.†	6.00%		8/15/2033	10,000,000	10,272,757
GXO Logistics, Inc.	6.50%		5/6/2034	19,727,000	20,878,565
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	13,302,000	13,518,208
UL Solutions, Inc.†	6.50%		10/20/2028	13,000,000	13,770,668
Total					58,440,198

Computers 0.19%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	11,600,000	10,941,710

Diversified Financial Services 4.38%
AG Issuer LLC†	6.25%		3/1/2028	10,000,000	10,027,040
Aircastle Ltd.†	2.85%		1/26/2028	11,469,000	11,043,001
Aircastle Ltd.†	6.50%		7/18/2028	21,115,000	22,225,571
Aircastle Ltd./Aircastle Ireland DAC†	5.75%		10/1/2031	10,000,000	10,438,688
American Express Co.	5.667% (SOFR + 1.79%)	#	4/25/2036	8,266,000	8,640,718
Bread Financial Holdings, Inc.†	8.375% (5 yr. CMT + 4.30%)	#	6/15/2035	3,000,000	3,099,783
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	10,000,000	10,693,280
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	18,895,000	19,415,440
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	5,000,000	5,229,303
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	4,683,000	4,807,043
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	8,000,000	8,493,792
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	20,000,000	20,908,560
LPL Holdings, Inc.†	4.375%		5/15/2031	30,862,000	29,827,710
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	4,438,000	4,498,810
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	9,087,000	9,741,709

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	$9,574,000	$9,987,137
Muthoot Finance Ltd. (India)(d)	6.375%		4/23/2029	6,000,000	6,039,129
Navient Corp.	11.50%		3/15/2031	7,368,000	8,322,082
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,124,469
Nuveen LLC†	5.85%		4/15/2034	7,712,000	8,069,510
Rocket Cos., Inc.†	6.125%		8/1/2030	10,000,000	10,296,250
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	10,000,000	9,794,828
Synchrony Financial	6.00% (SOFR + 2.07%)	#	7/29/2036	5,000,000	5,057,107
United Wholesale Mortgage LLC†	5.50%		11/15/2025	3,040,000	3,043,239
Total					246,824,199

Electric 7.81%
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,985,872
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	19,402,000	20,081,771
CenterPoint Energy Houston Electric LLC	4.95%		8/15/2035	5,813,000	5,768,315
Commonwealth Edison Co.	5.95%		6/1/2055	5,308,000	5,461,288
Constellation Energy Generation LLC	6.25%		10/1/2039	15,209,000	16,347,651
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	8,874,135
Dominion Energy, Inc.	5.45%		3/15/2035	9,451,000	9,579,382
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%)	#	2/15/2056	8,539,000	8,625,690
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	4,145,000	4,335,910
Duke Energy Corp.	3.30%		6/15/2041	10,000,000	7,547,275
Duke Energy Progress LLC	4.10%		3/15/2043	10,000,000	8,284,332
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,856,505
Electricite de France SA (France)(d)	4.50%		12/4/2069	11,200,000	7,788,550
Electricite de France SA (France)(d)	4.50%		12/4/2069	5,600,000	3,894,275
Emera, Inc. (Canada)(d)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	19,420,000	19,590,469
Entergy Louisiana LLC	5.80%		3/15/2055	6,483,000	6,460,954
Entergy Mississippi LLC	5.80%		4/15/2055	11,809,000	11,778,093
Entergy Texas, Inc.	5.55%		9/15/2054	4,138,000	3,949,284
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	4,947,188
Evergy Kansas Central, Inc.	5.25%		3/15/2035	11,715,000	11,880,085
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,832,810
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,497,000	5,398,382

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Indianapolis Power & Light Co.†	5.70%	4/1/2054	$6,551,000	$6,413,239
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,282,000	12,010,441
Kentucky Utilities Co.	5.85%	8/15/2055	8,495,000	8,446,552
Liberty Utilities Co.†	5.869%	1/31/2034	14,328,000	14,719,915
Monongahela Power Co.†	5.85%	2/15/2034	3,742,000	3,943,720
Narragansett Electric Co.†	5.35%	5/1/2034	6,762,000	6,937,427
NextEra Energy Capital Holdings, Inc.	5.45%	3/15/2035	19,376,000	19,818,732
Oglethorpe Power Corp.	5.90%	2/1/2055	15,659,000	15,361,567
Oglethorpe Power Corp.	5.95%	11/1/2039	9,896,000	10,237,065
Oglethorpe Power Corp.	6.20%	12/1/2053	10,569,000	10,832,082
Ohio Power Co.	5.65%	6/1/2034	4,307,000	4,465,987
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	15,000,000	14,566,064
Pacific Gas & Electric Co.	4.55%	7/1/2030	24,339,000	24,117,170
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,680,000	7,023,126
Pacific Gas & Electric Co.	6.70%	4/1/2053	4,523,000	4,680,049
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,638,514
PSEG Power LLC†	5.75%	5/15/2035	4,586,000	4,750,972
Puget Energy, Inc.	4.10%	6/15/2030	11,091,000	10,820,195
Puget Energy, Inc.	5.725%	3/15/2035	5,500,000	5,600,031
Southwestern Public Service Co.	6.00%	6/1/2054	8,000,000	8,017,739
System Energy Resources, Inc.	5.30%	12/15/2034	14,000,000	13,959,629
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	9,495,626
Vistra Operations Co. LLC†	5.70%	12/30/2034	13,364,000	13,636,251
Total				440,760,309

Electronics 0.45%
Vontier Corp.	2.95%	4/1/2031	28,000,000	25,458,012

Engineering & Construction 0.37%
IRB Infrastructure Developers Ltd. (India)†(d)	7.11%	3/11/2032	9,128,000	9,371,190
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,398,072
Total				20,769,262

Entertainment 0.12%
Warnermedia Holdings, Inc.	4.279%	3/15/2032	8,000,000	6,909,000

Food 1.01%
Grupo Nutresa SA (Colombia)†(d)	8.00%	5/12/2030	5,400,000	5,751,000
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.625%	1/15/2032	21,345,000	19,698,391

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	5.75%	4/1/2033	$16,505,000	$17,108,010
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	9,333,000	9,235,501
Mars, Inc.†	5.70%	5/1/2055	5,395,000	5,267,146
Total				57,060,048

Gas 0.72%
National Fuel Gas Co.	2.95%	3/1/2031	8,831,000	8,042,095
National Fuel Gas Co.	5.95%	3/15/2035	15,579,000	16,095,703
Piedmont Natural Gas Co., Inc.	5.05%	5/15/2052	8,000,000	7,063,623
Southwest Gas Corp.	4.05%	3/15/2032	9,563,000	9,145,592
Total				40,347,013

Health Care-Products 0.36%
Solventum Corp.	5.90%	4/30/2054	20,000,000	20,041,917

Health Care-Services 2.78%
Centene Corp.	3.375%	2/15/2030	21,109,000	19,250,847
Centene Corp.	4.25%	12/15/2027	12,373,000	12,090,637
CommonSpirit Health	4.35%	11/1/2042	10,000,000	8,460,147
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	23,735,000	21,159,925
HCA, Inc.	5.45%	9/15/2034	13,500,000	13,677,721
Humana, Inc.	5.875%	3/1/2033	15,000,000	15,687,961
Icon Investments Six DAC (Ireland)(d)	6.00%	5/8/2034	17,000,000	17,680,041
UnitedHealth Group, Inc.	3.05%	5/15/2041	15,000,000	11,055,896
UnitedHealth Group, Inc.	5.35%	2/15/2033	19,900,000	20,591,873
UnitedHealth Group, Inc.	5.95%	6/15/2055	4,955,000	4,955,035
Universal Health Services, Inc.	2.65%	1/15/2032	14,000,000	12,056,452
Total				156,666,535

Insurance 3.99%
200 Park Funding Trust†	5.74%	2/15/2055	20,000,000	19,615,539
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	17,453,978
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	17,000,000	17,051,408
Aon Corp.	8.205%	1/1/2027	11,490,000	12,036,710
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	16,025,396
Assurant, Inc.	2.65%	1/15/2032	5,914,000	5,164,450
Athene Global Funding†	5.543%	8/22/2035	10,000,000	9,959,212
Beacon Funding Trust†	6.266%	8/15/2054	8,482,000	8,457,836

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Belrose Funding Trust II†	6.792%	5/15/2055	$12,000,000	$12,450,262
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	11,511,850
Brown & Brown, Inc.	6.25%	6/23/2055	6,937,000	7,102,136
CNO Financial Group, Inc.	6.45%	6/15/2034	13,912,000	14,653,441
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,616,539
GA Global Funding Trust†	5.20%	12/9/2031	11,909,000	12,107,410
Global Atlantic Fin Co.†	7.95%	6/15/2033	12,572,000	14,420,094
Hanover Insurance Group, Inc.	5.50%	9/1/2035	5,547,000	5,551,752
MGIC Investment Corp.	5.25%	8/15/2028	10,000,000	10,004,059
Pine Street Trust III†	6.223%	5/15/2054	6,900,000	6,863,799
Protective Life Corp.	8.45%	10/15/2039	5,641,000	7,022,114
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033	6,919,000	7,195,031
Total				225,263,016

Internet 0.92%
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	11,000,000	11,903,596
Uber Technologies, Inc.†	4.50%	8/15/2029	29,695,000	29,726,693
Uber Technologies, Inc.	5.35%	9/15/2054	11,137,000	10,463,959
Total				52,094,248

Investment Companies 0.20%
Blue Owl Technology Finance Corp.†	6.10%	3/15/2028	8,984,000	9,098,877
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	2,025,000	2,102,953
Total				11,201,830

Leisure Time 0.59%
Carnival Corp.†	4.00%	8/1/2028	8,000,000	7,862,160
Carnival Corp.†	5.75%	3/15/2030	5,000,000	5,129,135
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	20,000,000	20,332,060
Total				33,323,355

Lodging 0.17%
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,833,921

Machinery-Diversified 1.08%
Flowserve Corp.	2.80%	1/15/2032	4,429,000	3,885,797
nVent Finance SARL (Luxembourg)(d)	2.75%	11/15/2031	3,725,000	3,317,621
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	14,351,000	14,773,176
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,607,329
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	21,237,582
Total				60,821,505

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 0.86%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)	6.70%	12/1/2055	$10,000,000	$9,886,274
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	23,500,000	23,400,577
Discovery Communications LLC	3.95%	3/20/2028	15,671,000	15,158,715
Total				48,445,566

Mining 1.51%
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	19,771,000	20,524,005
First Quantum Minerals Ltd. (Canada)†(d)	7.25%	2/15/2034	3,483,000	3,519,592
Fortescue Treasury Pty. Ltd. (Australia)†(d)	5.875%	4/15/2030	5,000,000	5,109,955
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,927,929
Glencore Funding LLC†(f)	5.893%	4/4/2054	6,922,000	6,779,686
Minera Mexico SA de CV (Mexico)†(d)	5.625%	2/12/2032	10,000,000	10,198,000
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.95%	10/17/2031	7,000,000	7,401,636
Stillwater Mining Co.	4.00%	11/16/2026	8,000,000	7,870,779
WE Soda Investments Holding PLC (United Kingdom)†(d)	9.50%	10/6/2028	5,000,000	5,235,740
WE Soda Investments Holding PLC (United Kingdom)(d)	9.50%	10/6/2028	3,300,000	3,455,588
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(d)	5.854%	5/13/2032	5,841,000	6,010,688
Total				85,033,598

Oil & Gas 7.78%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	8,028,000	8,379,410
Antero Resources Corp.†	7.625%	2/1/2029	11,500,000	11,737,015
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	13,000,000	13,281,190
California Resources Corp.†	7.125%	2/1/2026	5,500,000	5,496,385
California Resources Corp.†	8.25%	6/15/2029	7,000,000	7,238,182
Caturus Energy LLC†	8.50%	2/15/2030	7,000,000	7,268,499
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,954,094
Civitas Resources, Inc.†	8.75%	7/1/2031	16,000,000	16,479,552
Comstock Resources, Inc.†	5.875%	1/15/2030	11,000,000	10,331,811
Continental Resources, Inc.†	5.75%	1/15/2031	28,598,000	29,372,637
Crescent Energy Finance LLC†	7.625%	4/1/2032	4,000,000	3,986,415
Crescent Energy Finance LLC†	9.25%	2/15/2028	5,765,000	6,002,714
Devon Energy Corp.(f)	5.20%	9/15/2034	10,000,000	9,803,001
Devon Energy Corp.	5.75%	9/15/2054	5,000,000	4,481,453
Ecopetrol SA (Colombia)(d)	7.75%	2/1/2032	5,000,000	5,093,109

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ecopetrol SA (Colombia)(d)	8.375%	1/19/2036	$16,000,000	$16,218,816
EQT Corp.†	6.375%	4/1/2029	13,610,000	14,113,710
Expand Energy Corp.†	6.75%	4/15/2029	5,000,000	5,067,375
Helmerich & Payne, Inc.(f)	5.50%	12/1/2034	10,000,000	9,622,121
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	8,000,000	7,684,389
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	6,000,000	5,858,462
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	8,000,000	7,967,813
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	16,085,000	16,536,860
Matador Resources Co.†	6.50%	4/15/2032	15,000,000	15,228,075
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	10,000,000	9,897,670
Nabors Industries, Inc.†	7.375%	5/15/2027	10,000,000	10,173,220
Occidental Petroleum Corp.	6.45%	9/15/2036	7,010,000	7,255,806
Occidental Petroleum Corp.	7.50%	5/1/2031	5,000,000	5,585,460
Occidental Petroleum Corp.	8.875%	7/15/2030	8,050,000	9,269,438
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	1,800,000	36	(h)
Permian Resources Operating LLC†	6.25%	2/1/2033	12,000,000	12,231,288
Permian Resources Operating LLC†	8.00%	4/15/2027	5,000,000	5,096,695
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	15,000,000	15,063,221
Saturn Oil & Gas, Inc. (Canada)†(d)(f)	9.625%	6/15/2029	13,000,000	13,282,165
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(d)(f)	9.625%	4/15/2029	8,625,000	9,011,141
SM Energy Co.†	7.00%	8/1/2032	15,000,000	15,117,690
Talos Production, Inc.†	9.375%	2/1/2031	11,000,000	11,407,330
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	12,000,000	10,971,389
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	12,000,000	11,723,222
Transocean, Inc.	7.50%	4/15/2031	6,000,000	5,324,764
Transocean, Inc.†	8.25%	5/15/2029	2,000,000	1,936,561
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	9,000,000	8,710,067
Viper Energy Partners LLC	5.70%	8/1/2035	15,324,000	15,374,493
Vital Energy, Inc.†(f)	7.875%	4/15/2032	7,000,000	6,901,511
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	10,000,000	10,165,550
Total				438,701,805

Oil & Gas Services 0.17%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.875%	4/1/2027	4,580,000	4,587,172
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	5,000,000	5,004,190
Total				9,591,362

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pharmaceuticals 1.73%
Bayer Corp.†	6.65%		2/15/2028		$14,827,000	$15,561,837
Bayer U.S. Finance LLC†	6.50%		11/21/2033		19,000,000	20,369,894
Bristol-Myers Squibb Co.(f)	5.00%		8/15/2045		10,000,000	9,338,926
CVS Health Corp.	5.30%		12/5/2043		12,000,000	10,930,600
CVS Health Corp.	6.20%		9/15/2055		10,000,000	9,849,699
Herbalife Nutrition Ltd./HLF Financing, Inc.†(f)	7.875%		9/1/2025		10,000,000	10,000,000
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029		11,000,000	11,990,319
Takeda U.S. Financing, Inc.	5.90%		7/7/2055		9,800,000	9,761,097
Total						97,802,372

Pipelines 2.64%
Cheniere Energy, Inc.	5.65%		4/15/2034		9,989,000	10,200,688
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		7,047,000	7,166,876
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		9,069,000	8,668,882
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035		10,000,000	10,431,068
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		5,564,000	4,695,965
Enbridge, Inc. (Canada)(d)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		22,191,000	25,158,247
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(e)	18,970,000	19,086,495
Energy Transfer LP	7.575% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066		7,049,000	7,041,310
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		18,897,000	19,485,627
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,344,318
Plains All American Pipeline LP	8.583% (3 mo. USD Term SOFR + 4.37%)	#	–	(e)	6,499,000	6,517,607
Transcanada Trust (Canada)(d)	5.875% (3 mo. USD LIBOR + 4.64%)	#	8/15/2076		10,000,000	10,031,130
Total						148,828,213

REITS 1.49%
Essential Properties LP	5.40%		12/1/2035		8,322,000	8,215,944
First Industrial LP	5.25%		1/15/2031		20,000,000	20,437,256
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,311,224
Host Hotels & Resorts LP	5.70%		6/15/2032		8,327,000	8,557,039
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		5,792,000	5,667,765
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		19,023,000	20,015,049
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029		12,155,000	12,033,619
Total						84,237,896

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail 0.39%
CEC Entertainment LLC†	6.75%	5/1/2026	$10,000,000	$9,972,871
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	7,000,000	4,971,279
Lowe’s Cos., Inc.	2.80%	9/15/2041	10,000,000	7,016,924
Total				21,961,074

Semiconductors 1.66%
Broadcom, Inc.†	3.187%	11/15/2036	15,000,000	12,529,428
Broadcom, Inc.†	3.469%	4/15/2034	29,970,000	26,895,347
Entegris, Inc.†	4.75%	4/15/2029	15,649,000	15,437,304
Foundry JV Holdco LLC†	5.50%	1/25/2031	8,999,000	9,351,077
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	13,952,404
Foundry JV Holdco LLC†	6.10%	1/25/2036	15,000,000	15,711,747
Total				93,877,307

Software 1.62%
AppLovin Corp.	5.95%	12/1/2054	6,997,000	6,816,075
Atlassian Corp. (Australia)(d)	5.50%	5/15/2034	12,246,000	12,521,156
MSCI, Inc.†	3.625%	9/1/2030	15,162,000	14,464,789
MSCI, Inc.†	3.625%	11/1/2031	12,013,000	11,196,130
Oracle Corp.	3.65%	3/25/2041	10,000,000	7,831,866
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,258,780
Oracle Corp.	5.375%	7/15/2040	15,535,000	15,045,990
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,521,251
Total				91,656,037

Telecommunications 1.22%
AT&T, Inc.	3.50%	9/15/2053	35,095,000	23,514,237
AT&T, Inc.	4.30%	12/15/2042	15,000,000	12,700,976
Frontier North, Inc.	6.73%	2/15/2028	12,078,000	12,478,084
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,256,228
Verizon Communications, Inc.	3.85%	11/1/2042	15,000,000	11,921,509
Total				68,871,034

Transportation 0.56%
FedEx Corp.†	3.25%	5/15/2041	10,000,000	7,192,384
Pacific National Finance Pty. Ltd. (Australia)(d)	4.75%	3/22/2028	15,000,000	14,769,525
RXO, Inc.†	7.50%	11/15/2027	9,250,000	9,437,174
Total				31,399,083

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Water 0.30%
American Water Capital Corp.	5.70%	9/1/2055	$7,000,000	$6,898,114
Essential Utilities, Inc.	5.25%	8/15/2035	10,000,000	9,947,179
Total				16,845,293
Total Corporate Bonds (cost $3,746,249,670)				3,796,904,021

FLOATING RATE LOANS(i) 10.34%

Aerospace & Defense 0.16%
TransDigm, Inc. 2025 Term Loan M	6.853% (3 mo. USD Term SOFR + 2.50%)	8/19/2032	8,889,000	8,901,622

Commercial Services 0.59%
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	6.101% (1 mo. USD Term SOFR + 1.75%)	3/7/2032	13,333,000	13,236,536
Trans Union LLC 2024 Term Loan B8	6.066% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	5,880,451	5,886,331
Trans Union LLC 2024 Term Loan B9	6.066% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	14,356,429	14,363,248
Total				33,486,115

Computers 0.20%
Twitter, Inc. 2025 Fixed Term Loan	9.50%	10/26/2029	4,500,000	4,430,880
Twitter, Inc. Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%)	10/26/2029	6,942,932	6,796,645
Total				11,227,525

Distribution/Wholesale 0.13%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.363% (1 mo. USD Term SOFR + 2.00%)	8/13/2032	7,500,000	7,497,675

Diversified Financial Services 0.93%
Advisor Group, Inc. 2025 Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)	7/30/2032	4,091,000	4,094,130
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	28,977,385	29,010,564
Citadel Securities LP 2024 First Lien Term Loan	6.316% (1 mo. USD Term SOFR + 2.00%)	10/31/2031	10,272,140	10,308,503
Hudson River Trading LLC 2024 Term Loan B	7.366% (1 mo. USD Term SOFR + 3.00%)	3/18/2030	6,000,000	6,021,690

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(d)	6.046% (3 mo. USD Term SOFR + 1.75%)	11/5/2028	$2,695,700	$2,713,748
Total				52,148,635

Electric 1.96%
Calpine Corp. 2024 Term Loan B10	6.066% (1 mo. USD Term SOFR + 1.75%)	1/31/2031	17,375,019	17,375,801
Edgewater Generation LLC 2025 Repriced Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)	8/1/2030	11,752,902	11,806,730
NRG Energy, Inc. 2024 Term Loan	6.064% - 6.17% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	60,592,888	60,746,188
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.066% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	20,802,807	20,856,271
Total				110,784,990

Entertainment 1.40%
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	6.046% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	36,080,538	35,967,786
Flutter Financing BV 2025 Term Loan B (Netherlands)(d)	6.296% (3 mo. USD Term SOFR + 2.00%)	6/4/2032	9,167,000	9,159,346
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.316% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	10,024,700	10,033,071
Six Flags Entertainment Corp. 2024 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	23,601,133	23,510,622
Total				78,670,825

Health Care Products 0.28%
Solventum Corp. Term Loan	5.832% (1 mo. USD Term SOFR + 1.38%)	3/8/2027	16,000,000	16,020,000

Home Furnishings 0.39%
Somnigroup International, Inc. Term Loan B	6.61% (1 mo. USD Term SOFR + 2.25%)	10/24/2031	21,754,063	21,835,640

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance 0.39%
Asurion LLC 2021 Term Loan B9	7.681% (1 mo. USD Term SOFR + 3.25%)		7/31/2027	$21,978,250	$21,995,613

Lodging 0.18%
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	6.166% (1 mo. USD Term SOFR + 1.75%)		4/8/2027	10,350,994	10,357,515

Machinery: Construction & Mining 0.36%
Vertiv Group Corp. 2025 Term Loan	6.101% (1 mo. USD Term SOFR + 1.75%)		8/12/2032	20,000,000	20,009,900

Media 1.38%
Charter Communications Operating LLC 2023 Term Loan B4	6.291% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	18,347,433	18,352,662
Charter Communications Operating LLC 2024 Term Loan B5	6.541% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	50,826,480	50,937,790
DirecTV Financing LLC Term Loan	9.57% (3 mo. USD Term SOFR + 5.00%)		8/2/2027	1,294,565	1,298,694
Virgin Media Bristol LLC USD Term Loan N	6.978% (1 mo. USD Term SOFR + 2.50%)		1/31/2028	7,371,209	7,332,068
Total					77,921,214

Pharmaceuticals 0.19%
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	10,653,542	10,653,968

Pipelines 0.72%
Colossus Acquireco LLC Term Loan B	6.11% (3 mo. USD Term SOFR + 1.75%)		7/30/2032	25,000,000	24,877,250
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	–	(c)	5/25/2029	1,601,068	1,603,069
Venture Global Plaquemines LNG LLC Base Term Loan	–	(c)	5/25/2029	14,374,932	14,383,917
Total					40,864,236

Real Estate Investment Trusts 0.40%
Iron Mountain, Inc. 2023 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)		1/31/2031	12,514,005	12,528,145
Starwood Property Trust, Inc. 2025 Term Loan B	–	(c)	8/13/2032	10,000,000	10,006,250
Total					22,534,395

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Regional 0.07%
Seminole Tribe of Florida 2022 Term Loan A	5.446% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	$3,888,889	$3,879,167

Telecommunications 0.34%
CenturyLink, Inc. 2020 Term Loan B	–	(c)	3/15/2027	20,300,333	19,386,818

Transportation 0.27%
Genesee & Wyoming, Inc. 2024 Term Loan	6.046% (3 mo. USD Term SOFR + 1.75%)		4/10/2031	15,383,750	15,329,215
Total Floating Rate Loans (cost $584,192,408)					583,505,068

FOREIGN GOVERNMENT OBLIGATIONS 2.35%

Bermuda 0.40%
Bermuda Government International Bonds	2.375%		8/20/2030	13,932,000	12,654,435
Bermuda Government International Bonds(f)	5.00%		7/15/2032	10,053,000	10,167,504
Total					22,821,939

Colombia 0.11%
Colombia Government International Bonds(d)	7.50%		2/2/2034	6,000,000	6,234,600

Dominican Republic 0.19%
Dominican Republic International Bonds(d)	8.625%		4/20/2027	10,166,667	10,577,146

Hungary 0.33%
Hungary Government International Bonds(d)	7.625%		3/29/2041	16,000,000	18,528,097

Italy 0.03%
Republic of Italy Government International Bonds(d)	3.875%		5/6/2051	2,189,000	1,546,103

Mexico 0.81%
Eagle Funding Luxco SARL†(d)	5.50%		8/17/2030	20,000,000	20,307,000
Mexico Government International Bonds(d)	6.625%		1/29/2038	25,000,000	25,527,500
Total					45,834,500

Poland 0.20%
Republic of Poland Government International Bonds(d)	5.50%		4/4/2053	12,000,000	11,294,859

Romania 0.28%
Romania Government International Bonds†(d)	5.75%		9/16/2030	15,800,000	15,959,833
Total Foreign Government Obligations (cost $130,137,089)					132,797,077

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(j) (Cost $90,494)	0.381%	#(k)	7/16/2054	$3,789,047	$43,414

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.23%
Government National Mortgage Association(l)	5.50%		TBA	53,946,000	54,329,656
Government National Mortgage Association(l)	6.00%		TBA	30,401,000	30,986,708
Government National Mortgage Association(l)	6.50%		TBA	56,616,000	58,219,196
Uniform Mortgage-Backed Security(l)	5.00%		TBA	77,410,000	76,665,748
Uniform Mortgage-Backed Security(l)	5.50%		TBA	110,297,000	111,758,892
Uniform Mortgage-Backed Security(l)	6.00%		TBA	74,275,000	76,152,053
Total Government Sponsored Enterprises Pass-Throughs (cost $406,713,845)					408,112,253

MUNICIPAL BONDS 0.27%

Government 0.27%
State of Illinois GO (cost $14,894,362)	5.10%		6/1/2033	14,833,333	15,023,768

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.04%
GS Mortgage Securities Trust Series 2015-GS1 Class XB(j)	0.287%	#(k)	11/10/2048	30,000,000	3,303
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.723%	#(k)	8/5/2034	16,028,000	2,236
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(j)	0.665%	#(k)	8/5/2034	18,308,000	2,494
RIDE Series 2025-SHRE Class A†	5.619%	#(k)	2/14/2047	1,960,000	2,023,860
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,972,949)					2,031,893

U.S. TREASURY OBLIGATIONS 2.86%
U.S. Treasury Bonds	4.75%		2/15/2045	47,541,200	46,850,367
U.S. Treasury Bonds	4.75%		5/15/2055	31,304,000	30,462,705
U.S. Treasury Bonds	5.00%		5/15/2045	82,600,000	84,000,328
Total U.S. Treasury Obligations (cost $160,394,516)					161,313,400
Total Long-Term Investments (cost $5,886,685,094)					5,944,485,001

SHORT-TERM INVESTMENTS 2.02%

COMMERCIAL PAPER 0.45%

Electric 0.45%
Evergy Kansas Central, Inc.† (cost $25,684,825)	4.514%		9/2/2025	25,688,000	25,688,000

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 0.71%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $22,604,300 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $22,269,263; proceeds: $21,842,170 (cost $21,832,467)	$21,832,467	$21,832,467
Repurchase Agreement dated 8/29/2025, 4.180% due 9/2/2025 with JPMorgan Securities LLC collateralized by $17,955,200 of U.S. Treasury Note at 4.000% due 5/31/2030; value: $18,367,347; proceeds: $18,008,360 (cost $18,000,000)	18,000,000	18,000,000
Total Repurchase Agreements (cost $39,832,467)		39,832,467

TIME DEPOSITS 0.09%
CitiBank N.A.(m) (cost $4,834,718)	4,834,718	4,834,718

	Shares

MONEY MARKET FUNDS 0.77%
Fidelity Government Portfolio(m) (cost $43,512,458)	43,512,458	43,512,458
Total Short-Term Investments (cost $113,864,468)		113,867,643
Total Investments in Securities 107.40% (cost $6,000,549,562)		6,058,352,644
Other Assets and Liabilities – Net(n) (7.40)%		(417,336,698)
Net Assets 100.00%		$5,641,015,946

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $2,517,966,598, which represents 44.64% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis.
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Defaulted (non-income producing security).

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

(h)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S41(4)	Goldman Sachs	5.00%	12/20/2028	$ 28,710,000	$2,016,241	$ 23,121	$ 2,039,362
CDX.NA.HY.S42(4)	Goldman Sachs	5.00%	6/20/2029	60,000,000	4,503,860	(35,960)	4,467,900
CDX.NA.HY.S43(4)	Goldman Sachs	5.00%	12/20/2029	29,000,000	2,023,914	(1,546)	2,022,368
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	50,820,000	840,418	249,308	1,089,726
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	28,015,000	487,063	124,872	611,935
CDX.NA.IG.S44(4)	Goldman Sachs	1.00%	6/20/2030	115,000,000	2,223,062	260,216	2,483,278
Total					$12,094,558	$620,011	$12,714,569

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $657,517. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $37,506.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2025

Centrally Cleared Interest Rate Swap Contracts at August 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.138%	12-Month USD SOFR Index	5/15/2034	$110,000,000	$673,616	$3,144,330	$3,817,946

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	State Street Bank And Trust	9/19/2025	15,356,000	$11,340,890	$11,190,600	$150,290

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2025	1,733	Long	$197,670,569	$198,266,031	$595,462
U.S. 2-Year Treasury Note	December 2025	4,429	Long	922,495,900	923,619,506	1,123,606
U.S. 5-Year Treasury Note	December 2025	3,344	Long	364,614,698	366,063,500	1,448,802
Total Unrealized Appreciation on Futures Contracts						$3,167,870

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	December 2025	3,900	Long	$454,759,691	$454,593,750	$(165,941)

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$28,666,108	$12,487,500	$41,153,608
Remaining Industries	–	803,600,499	–	803,600,499
Corporate Bonds
Oil & Gas	–	438,701,769	36	438,701,805
Remaining Industries	–	3,358,202,216	–	3,358,202,216
Floating Rate Loans	–	583,505,068	–	583,505,068
Foreign Government Obligations	–	132,797,077	–	132,797,077
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	43,414	–	43,414
Government Sponsored Enterprises Pass-Throughs	–	408,112,253	–	408,112,253
Municipal Bonds	–	15,023,768	–	15,023,768
Non-Agency Commercial Mortgage-Backed Securities	–	2,031,893	–	2,031,893
U.S. Treasury Obligations	–	161,313,400	–	161,313,400
Short-Term Investments
Commercial Paper	–	25,688,000	–	25,688,000
Repurchase Agreements	–	39,832,467	–	39,832,467
Time Deposits	–	4,834,718	–	4,834,718
Money Market Funds	43,512,458	–	–	43,512,458
Total	$43,512,458	$6,002,352,650	$12,487,536	$6,058,352,644
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$12,714,569	$–	$12,714,569
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	3,817,946	–	3,817,946
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	150,290	–	150,290
Liabilities	–	–	–	–
Futures Contracts
Assets	3,167,870	–	–	3,167,870
Liabilities	(165,941)	–	–	(165,941)
Total	$3,001,929	$16,682,805	$–	$19,684,734

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.58%

ASSET-BACKED SECURITIES 21.89%

Automobiles 9.37%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%	12/18/2028	$600,000	$611,822
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,300,000	2,323,447
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	46,368	45,638
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%	3/11/2030	1,375,000	1,402,388
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,104,503
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	1,763,895	1,786,573
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	2,485,000	2,532,594
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,466,489	1,478,089
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	2,370,000	2,422,349
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,875,000	1,877,764
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%	8/15/2028	670,000	671,575
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,250,000	1,274,488
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,000,000	1,011,680
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,285,000	1,292,452
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	705,000	723,353
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	3,110,000	3,120,083
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	785,000	791,408
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	937,169	947,858
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	688,881	699,258
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	650,412	655,698

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	$1,135,000	$1,146,360
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	1,510,000	1,520,521
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	2,070,000	2,095,938
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	740,000	742,489
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,214,629
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,701,222	1,714,685
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,980,000	2,000,258
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	970,000	976,808
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	500,000	505,801
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	485,836	490,531
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	485,768	487,712
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	1,075,107	1,073,316
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,395,000	1,404,583
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	892,645
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	2,518,000	2,565,182
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	1,239,000	1,290,948
Santander Drive Auto Receivables Trust Series 2023-6 Class B	5.98%	4/16/2029	2,375,000	2,414,877
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	1,235,000	1,265,821
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	3,299,162	3,318,207
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	751,793
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	560,000	566,256

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%		9/15/2031	$1,280,000	$1,295,569
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%		6/20/2028	2,355,000	2,378,910
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	1,845,000	1,864,088
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	1,000,000	1,028,466
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	855,000	871,936
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	2,185,000	2,200,338
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	1,800,000	1,808,408
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%		9/19/2039	995,000	1,003,782
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	2,401,669	2,427,300
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	1,400,000	1,415,706
Total					72,506,883

Credit Card 0.56%
American Express Credit Account Master Trust Series 2025-4 Class A	4.30%		7/15/2030	615,000	622,997
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	1,515,000	1,523,483
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	590,000	602,316
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	1,600,000	1,598,400	(a)
Total					4,347,196

Other 11.52%
ACREC Ltd. Series 2021-FL1 Class A†	5.624% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	475,380	475,417
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,241,855
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,502,875
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	791,200

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	$1,430,000	$1,441,644
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.456% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	2,000,000	2,003,608
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.668% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	1,980,000	1,983,352
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.549% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	1,540,000	1,540,964
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.679% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	3,150,069	3,156,564
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	229,273	213,124
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.694% (1 mo. USD Term SOFR + 1.35%)	#	8/20/2042	630,000	629,618
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.509% (3 mo. USD Term SOFR + 1.18%)	#	7/18/2034	2,750,000	2,744,987
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.356% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	2,000,000	2,002,500
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.312% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	1,474,703	1,475,607
BDS LLC Series 2025-FL15 Class A†	5.70% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	830,000	831,294
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.798% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	387,983	388,023
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.348% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	2,250,000	2,238,032
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	5.429% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	1,930,000	1,931,164
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	5.684% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031	1,692,274	1,694,553
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	1/20/2031	720,000	720,407

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.259% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	$1,318,155	$1,316,705
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.426% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	1,670,000	1,663,165
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.448% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	831,906	832,450
Dell Equipment Finance Trust Series 2025-1 Class C†	5.25%		2/24/2031	1,590,000	1,617,748
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	1,250,000	1,275,707
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.494% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	1,810,000	1,813,667
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.738% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	310,000	310,383
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.498% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	165,837	165,741
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.474% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	305,441	305,103
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	1,005,000	1,010,264
KKR CLO 15 Ltd. Series 15 Class BR2†	5.879% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	1,630,000	1,631,038
KKR CLO 23 Ltd. Series 23 Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	1,600,000	1,601,534
KKR CLO 40 Ltd. Series 40A Class AR†	5.626% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	2,390,000	2,394,469
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	6.068% (3 mo. USD Term SOFR + 1.75%)	#	1/15/2036	3,000,000	3,005,454
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,478,897
LFT CRE Ltd. Series 2021-FL1 Class A†	5.648% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	483,109	483,150
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.745% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	820,000	820,711

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	$1,655,000	$1,691,412
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.594% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	2,450,000	2,451,110
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,407,822
MF1 Ltd. Series 2021-FL7 Class A†	5.554% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	127,694	127,634
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%)	#	7/15/2037	1,930,000	1,931,451
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†(b)	–	(c)	4/15/2035	1,390,000	1,391,043
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,234,570
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	2,570,756	2,581,996
Parallel Ltd. Series 2021-1A Class BR†	5.968% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	1,500,000	1,498,607
PFP Ltd. Series 2025-12 Class A†	5.843% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	1,420,000	1,426,660
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	1,500,000	1,500,749
Romark CLO Ltd. Series 2017-1A Class A1R†	5.611% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	1,320,993	1,322,058
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	565,000	579,769
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.576% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	2,250,000	2,249,374
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.366% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	2,000,000	2,001,466
Trysail CLO Ltd. Series 2021-1A Class A1†	5.907% (3 mo. USD Term SOFR + 1.58%		7/20/2032	3,484,463	3,479,379
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	588,525	590,962
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	5.436% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	2,000,000	2,000,788

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.639% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	$1,171,295	$1,172,017
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,970,720
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	410,000	413,880
Voya CLO Ltd. Series 2013-3A Class A2RR†	6.29% (3 mo. USD Term SOFR + 1.96%)	#	10/18/2031	466,000	466,893
Total					89,223,334

Student Loan 0.44%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	1,809,444	1,654,787
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	1,874,673	1,768,709
Total					3,423,496
Total Asset-Backed Securities (cost $169,102,004)					169,500,909

CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $743,514)	Zero Coupon		5/1/2026	770,000	745,923

CORPORATE BONDS 51.54%

Aerospace/Defense 1.15%
Boeing Co.	2.196%		2/4/2026	1,563,000	1,548,224
Boeing Co.	2.25%		6/15/2026	223,000	219,375
Boeing Co.	2.70%		2/1/2027	558,000	545,762
Boeing Co.	3.20%		3/1/2029	403,000	387,714
Boeing Co.	3.25%		2/1/2028	456,000	445,520
Boeing Co.	5.04%		5/1/2027	245,000	247,376
Boeing Co.	5.15%		5/1/2030	357,000	366,315
Boeing Co.	6.259%		5/1/2027	1,489,000	1,532,885
Boeing Co.	6.298%		5/1/2029	1,333,000	1,416,136
Bombardier, Inc. (Canada)†(d)	7.875%		4/15/2027	154,000	155,043
Rolls-Royce PLC (United Kingdom)†(d)	3.625%		10/14/2025	249,000	248,749
Spirit AeroSystems, Inc.	3.85%		6/15/2026	405,000	401,986
Spirit AeroSystems, Inc.†	9.375%		11/30/2029	127,000	134,476
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	452,000	498,362
TransDigm, Inc.†	6.75%		8/15/2028	760,000	782,258
Total					8,930,181

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.89%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	$4,352,000	$4,282,748
Bunge Ltd. Finance Corp.	3.20%		4/21/2031	718,000	669,606
Bunge Ltd. Finance Corp.	4.90%		4/21/2027	4,414,000	4,455,593
Imperial Brands Finance PLC (United Kingdom)†(d)	4.50%		6/30/2028	276,000	277,844
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%		2/1/2030	1,337,000	1,385,509
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%		7/27/2027	2,349,000	2,426,826
Japan Tobacco, Inc. (Japan)†(d)	5.25%		6/15/2030	1,102,000	1,145,176
Total					14,643,302

Airlines 0.45%
Air Canada (Canada)†(d)	3.875%		8/15/2026	995,000	983,622
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	604,683	606,264
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.021%		10/20/2029	270,000	270,602
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	199,140	204,017
United Airlines, Inc.†	4.375%		4/15/2026	1,450,000	1,446,156
Total					3,510,661

Auto Manufacturers 2.45%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,357,000	1,330,239
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,476,031
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,202,000	1,193,940
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,429,000	1,445,387
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	831,601
Ford Motor Credit Co. LLC	6.95%		6/10/2026	273,000	276,628
Ford Motor Credit Co. LLC	7.35%		11/4/2027	639,000	665,477
General Motors Co.	5.35%		4/15/2028	292,000	298,639
General Motors Financial Co., Inc.	5.00%		7/15/2027	417,000	421,831
General Motors Financial Co., Inc.	5.40%		5/8/2027	315,000	320,421
General Motors Financial Co., Inc.	5.55%		7/15/2029	963,000	993,216
General Motors Financial Co., Inc.	5.653% (SOFR + 1.29%)	#	1/7/2030	415,000	411,332
Hyundai Capital America†	2.00%		6/15/2028	910,000	853,754
Hyundai Capital America†	4.30%		9/24/2027	750,000	749,440
Hyundai Capital America†	4.875%		6/23/2027	502,000	506,550
Hyundai Capital America†	4.90%		6/23/2028	705,000	714,456
Hyundai Capital America†	5.30%		1/8/2029	584,000	599,220
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,567,122
Hyundai Capital America†	6.50%		1/16/2029	411,000	435,845
Nissan Motor Co. Ltd. (Japan)†(d)	3.522%		9/17/2025	369,000	369,306

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	$500,000	$505,361
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	378,123
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	659,000	663,692
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	1,001,846
Total					19,009,457

Auto Parts & Equipment 0.28%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	2,153,000	2,166,095

Banks 7.50%
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%)	#	5/15/2031	200,000	205,453
AIB Group PLC (Ireland)†(d)	6.608% (SOFR + 2.33%)	#	9/13/2029	1,327,000	1,412,050
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(d)	5.875%		5/7/2030	436,000	449,298
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	541,000	537,822
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	1,533,000	1,493,472
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	1,142,000	1,147,905
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%)	#	2/25/2031	476,000	491,099
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,872,000	1,911,352
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	1,011,041
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,034,000	1,009,423
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	436,000	435,320
BNP Paribas SA (France)†(d)	5.283% (SOFR + 1.28%)	#	11/19/2030	273,000	279,797
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028	510,000	521,999
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	1,680,000	1,702,210
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	1,811,000	1,858,746
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	629,000	643,245
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	1,325,000	1,378,324

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(d)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	$608,000	$607,586
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	605,000	609,545
Federation des Caisses Desjardins du Quebec (Canada)†(d)	4.565%		8/26/2030	264,000	265,531
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	1,410,000	1,430,702
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	554,000	570,734
Freedom Mortgage Corp.†	12.00%		10/1/2028	1,009,000	1,079,696
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	2,099,000	2,100,755
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	581,000	587,189
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	293,000	302,011
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	697,000	719,819
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%)	#	3/3/2029	729,000	739,551
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%)	#	5/17/2028	1,164,000	1,188,690
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	487,000	488,562
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026	1,102,000	1,104,586
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%)	#	5/13/2031	537,000	501,447
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	215,000	220,262
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	923,000	951,451
KeyCorp	5.121% (SOFR + 1.23%)	#	4/4/2031	273,000	279,332
Lloyds Banking Group PLC (United Kingdom)(d)	4.582%		12/10/2025	5,156,000	5,153,887
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	418,000	398,929
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	692,000	704,946
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	476,000	487,742
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	272,000	275,906

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	$205,000	$209,399
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%)	#	5/13/2031	588,000	600,228
Santander U.K. Group Holdings PLC (United Kingdom)†(d)	4.75%		9/15/2025	3,337,000	3,336,138
Societe Generale SA (France)†(d)	5.25%		2/19/2027	1,252,000	1,264,968
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	613,000	626,204
Synchrony Bank	5.625%		8/23/2027	250,000	255,685
Synovus Bank	4.00% (5 yr. CMT + 3.63%)	#	10/29/2030	250,000	248,503
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	563,000	583,758
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	1,128,000	1,136,078
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	1,779,000	1,825,594
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	802,000	825,298
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	434,000	449,063
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	909,000	934,523
U.S. Bank NA	4.73% (SOFR + 0.91%)	#	5/15/2028	694,000	700,549
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,243,196
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	794,575
UniCredit SpA (Italy)†(d)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	2,520,000	2,516,973
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	1,692,000	1,710,388
Wells Fargo & Co.	4.97% (SOFR + 1.37%)	#	4/23/2029	564,000	574,772
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	949,000	1,006,130
Total					58,099,437

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.45%
Bacardi Ltd.†	4.70%	5/15/2028	$655,000	$660,632
Bacardi Ltd./Bacardi-Martini BV†	5.25%	1/15/2029	1,208,000	1,234,707
Bacardi-Martini BV (Netherlands)†(d)	5.55%	2/1/2030	692,000	717,317
Keurig Dr. Pepper, Inc.	4.35%	5/15/2028	541,000	540,562
Keurig Dr. Pepper, Inc.	5.10%	3/15/2027	353,000	356,460
Total				3,509,678

Biotechnology 0.20%
Illumina, Inc.	5.75%	12/13/2027	1,087,000	1,118,832
Royalty Pharma PLC	5.15%	9/2/2029	413,000	424,417
Total				1,543,249

Chemicals 0.37%
Celanese U.S. Holdings LLC	6.665%	7/15/2027	1,554,000	1,600,112
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	816,000	813,607
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	416,000	427,789
Total				2,841,508

Commercial Services 1.39%
Block, Inc.	2.75%	6/1/2026	1,114,000	1,095,838
GEO Group, Inc.	8.625%	4/15/2029	950,000	1,005,319
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,170,980
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028	625,000	625,387
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	695,000	708,149
Triton Container International Ltd.†	2.05%	4/15/2026	3,872,000	3,801,781
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	2,343,000	2,343,832
Total				10,751,286

Computers 0.18%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	948,000	894,202
Gartner, Inc.†	4.50%	7/1/2028	529,000	523,088
Total				1,417,290

Diversified Financial Services 4.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.45%	4/15/2027	974,000	1,005,912
AG Issuer LLC†	6.25%	3/1/2028	620,000	621,676
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	1,329,000	1,365,074
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	339,000	341,889
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	180,000	183,801

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Ally Financial, Inc.	5.75%		11/20/2025	$5,002,000	$5,010,004
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	464,000	473,111
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	500,000	512,130
Aviation Capital Group LLC†	5.375%		7/15/2029	439,000	450,800
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	404,000	387,995
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%		1/15/2028	562,000	567,930
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	1,317,000	1,368,419
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%		5/4/2028	3,000,000	3,138,895
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	1,058,000	1,131,349
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	913,000	934,591
GGAM Finance Ltd. (Ireland)†(d)	7.75%		5/15/2026	1,513,000	1,519,388
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	1,191,000	1,151,105
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	1,028,000	1,029,244
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,445,320
LPL Holdings, Inc.	4.90%		4/3/2028	340,000	344,509
LPL Holdings, Inc.	5.15%		6/15/2030	508,000	519,249
LPL Holdings, Inc.	5.20%		3/15/2030	61,000	62,444
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	340,593
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	1,034,000	1,048,168
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	313,000	329,448
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	8.125%		3/30/2029	1,902,000	1,984,075
Nationstar Mortgage Holdings, Inc.†	5.00%		2/1/2026	964,000	962,528
Navient Corp.	5.00%		3/15/2027	165,000	163,907
Navient Corp.	6.75%		6/15/2026	1,227,000	1,241,184
Rocket Cos., Inc.†	6.125%		8/1/2030	770,000	792,811
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	2,349,000	2,300,805
Synchrony Financial	3.70%		8/4/2026	275,000	273,087
Synchrony Financial	3.95%		12/1/2027	236,000	232,911
Synchrony Financial	5.019% (SOFR + 1.40%)	#	7/29/2029	417,000	420,052
United Wholesale Mortgage LLC†	5.50%		11/15/2025	804,000	804,857
Total					34,459,261

Electric 2.49%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	438,272
Alexander Funding Trust II†	7.467%		7/31/2028	182,000	194,989

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(e)	6/15/2026	$722,000	$727,346
Ameren Corp.	5.00%		1/15/2029	581,000	594,244
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,051,066
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	663,000	674,604
CenterPoint Energy, Inc.	5.40%		6/1/2029	262,000	271,615
Cleco Corporate Holdings LLC	3.743%		5/1/2026	283,000	281,102
Comision Federal de Electricidad (Mexico)†(d)	4.688%		5/15/2029	203,000	199,116
Comision Federal de Electricidad (Mexico)(d)	5.70%		1/24/2030	400,000	402,952
DTE Energy Co.	5.10%		3/1/2029	269,000	276,041
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	858,000	879,817
Engie SA (France)†(d)	5.25%		4/10/2029	452,000	465,452
Fells Point Funding Trust†	3.046%		1/31/2027	2,777,000	2,730,648
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,085,232
FirstEnergy Transmission LLC	4.55%		1/15/2030	228,000	230,063
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	700,074
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	495,000	497,442
OGE Energy Corp.	5.45%		5/15/2029	344,000	357,854
Ohio Edison Co.†	4.95%		12/15/2029	147,000	150,442
Pacific Gas & Electric Co.	3.15%		1/1/2026	1,640,464	1,630,746
Pacific Gas & Electric Co.	5.00%		6/4/2028	204,000	207,009
Pacific Gas & Electric Co.	5.55%		5/15/2029	642,000	660,398
Pinnacle West Capital Corp.	4.90%		5/15/2028	169,000	171,609
PSEG Power LLC†	5.20%		5/15/2030	426,000	438,537
System Energy Resources, Inc.	6.00%		4/15/2028	2,633,000	2,744,241
Trans-Allegheny Interstate Line Co.†	5.00%		1/15/2031	146,000	149,660
Vistra Operations Co. LLC†	3.70%		1/30/2027	259,000	256,585
Vistra Operations Co. LLC†	5.05%		12/30/2026	194,000	195,559
Vistra Operations Co. LLC†	5.50%		9/1/2026	381,000	380,681
Vistra Operations Co. LLC†	5.625%		2/15/2027	216,000	216,222
Total					19,259,618

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%		4/30/2028	692,000	699,554

Energy-Alternate Sources 0.18%
Greenko Dutch BV (Netherlands)†(d)	3.85%		3/29/2026	1,378,960	1,363,852

Engineering & Construction 0.16%
MasTec, Inc.†	4.50%		8/15/2028	1,275,000	1,267,909

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.51%
Empire Resorts, Inc.†	7.75%	11/1/2026	$450,000	$450,024
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	961,000	997,864
Warnermedia Holdings, Inc.	3.755%	3/15/2027	729,000	718,557
Warnermedia Holdings, Inc.(b)	4.054%	3/15/2029	1,865,000	1,773,214
Total				3,939,659

Food 0.67%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	3,637,000	3,617,823
Conagra Brands, Inc.	4.85%	11/1/2028	1,041,000	1,052,485
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(d)	3.00%	2/2/2029	579,000	554,182
Total				5,224,490

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	281,000	288,641

Gas 0.76%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,529,730
National Fuel Gas Co.	5.50%	3/15/2030	578,000	597,618
Snam SpA (Italy)†(d)	5.00%	5/28/2030	427,000	433,316
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,290,400
Total				5,851,064

Health Care-Products 0.39%
Solventum Corp.	5.40%	3/1/2029	1,796,000	1,873,021
Solventum Corp.	5.45%	2/25/2027	1,088,000	1,109,189
Total				2,982,210

Health Care-Services 0.99%
Centene Corp.	2.45%	7/15/2028	830,000	767,340
Centene Corp.	4.25%	12/15/2027	4,309,000	4,210,665
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	167,152
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	416,915
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	496,000	506,534
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	520,000	544,012
UnitedHealth Group, Inc.	4.40%	6/15/2028	140,000	141,386
UnitedHealth Group, Inc.	4.65%	1/15/2031	506,000	512,996
Universal Health Services, Inc.	4.625%	10/15/2029	377,000	376,449
Total				7,643,449

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 4.16%
AEGON Funding Co. LLC†	5.50%	4/16/2027	$1,714,000	$1,742,477
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,506,000	1,510,554
Aon Corp.	8.205%	1/1/2027	1,183,000	1,239,289
Athene Global Funding†	1.985%	8/19/2028	1,807,000	1,694,978
Athene Global Funding†	4.95%	1/7/2027	475,000	479,198
Athene Global Funding†	5.38%	1/7/2030	840,000	864,862
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,056,225
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,297,988
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,068,000	1,098,067
Brown & Brown, Inc.	4.70%	6/23/2028	170,000	171,713
Brown & Brown, Inc.	4.90%	6/23/2030	216,000	218,811
CNO Global Funding†	4.875%	12/10/2027	545,000	552,793
CNO Global Funding†	4.95%	9/9/2029	301,000	308,163
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,276,428
Equitable America Global Funding†	4.65%	6/9/2028	424,000	428,333
Equitable Financial Life Global Funding†	5.45%	3/3/2028	1,989,000	2,050,803
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,178,096
F&G Global Funding†	1.75%	6/30/2026	1,080,000	1,055,261
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,632,478
F&G Global Funding†	5.875%	6/10/2027	472,000	484,486
GA Global Funding Trust†	4.40%	9/23/2027	1,140,000	1,142,708
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,432,252
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	452,760
Jackson National Life Global Funding†	4.70%	6/5/2028	1,008,000	1,020,386
Jackson National Life Global Funding†	5.35%	1/13/2030	269,000	279,284
Jackson National Life Global Funding†	5.55%	7/2/2027	365,000	373,008
Lincoln Financial Global Funding†	4.625%	5/28/2028	516,000	521,400
Lincoln Financial Global Funding†	5.30%	1/13/2030	553,000	573,852
MGIC Investment Corp.	5.25%	8/15/2028	750,000	750,304
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	430,423
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	280,619
RGA Global Funding†	5.448%	5/24/2029	660,000	685,650
Sammons Financial Group Global Funding†	5.05%	1/10/2028	336,000	342,018
Sammons Financial Group Global Funding†	5.10%	12/10/2029	530,000	544,507
Western-Southern Global Funding†	4.50%	7/16/2028	570,000	574,112
Western-Southern Global Funding†	4.90%	5/1/2030	441,000	449,935
Total				32,194,221

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.95%
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	$2,000,000	$1,963,345
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	1,825,000	1,974,915
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,274,491
Uber Technologies, Inc.†	7.50%	9/15/2027	151,000	151,065
Total				7,363,816

Investment Companies 0.30%
Blackstone Private Credit Fund	2.625%	12/15/2026	338,000	329,736
Blackstone Private Credit Fund	4.95%	9/26/2027	194,000	194,909
Blackstone Secured Lending Fund	2.125%	2/15/2027	211,000	203,608
Blackstone Secured Lending Fund	3.625%	1/15/2026	1,080,000	1,075,300
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	443,000	437,250
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	43,000	44,655
Total				2,285,458

Iron-Steel 0.12%
Allegheny Ludlum LLC	6.95%	12/15/2025	939,000	945,517

Leisure Time 1.51%
Carnival Corp.†	4.00%	8/1/2028	2,638,000	2,592,547
Carnival Corp.†	6.00%	5/1/2029	4,128,000	4,184,108
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,646,000	1,613,833
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	953,000	951,821
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	837,000	844,355
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	419,000	420,933
Viking Cruises Ltd.†	5.875%	9/15/2027	1,094,000	1,094,855
Total				11,702,452

Lodging 0.28%
Hyatt Hotels Corp.	5.25%	6/30/2029	468,000	480,831
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,572,838
Las Vegas Sands Corp.	5.90%	6/1/2027	86,000	87,731
Total				2,141,400

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	635,000	620,344

Machinery-Diversified 0.81%
Chart Industries, Inc.†	7.50%	1/1/2030	1,299,000	1,363,091
CNH Industrial Capital LLC	4.75%	3/21/2028	183,000	185,103
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(d)	9.00%	2/15/2029	615,000	646,112

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified (continued)
Regal Rexnord Corp.	6.05%	2/15/2026	$1,497,000	$1,503,501
Regal Rexnord Corp.	6.05%	4/15/2028	2,449,000	2,536,491
Total				6,234,298

Media 0.71%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	2,678,000	2,666,670
Discovery Communications LLC	3.95%	3/20/2028	678,000	655,836
Fox Corp.	4.709%	1/25/2029	1,317,000	1,332,306
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	563,741
Sirius XM Radio LLC†	3.125%	9/1/2026	292,000	290,378
Total				5,508,931

Mining 0.71%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	201,000	197,866
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	788,000	791,716
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,092,469
Glencore Funding LLC†	4.907%	4/1/2028	206,000	209,512
Glencore Funding LLC†	5.186%	4/1/2030	605,000	622,154
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,251,100
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,018,344
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(d)	6.70%	10/17/2028	293,000	303,953
Total				5,487,114

Miscellaneous Manufacturing 0.15%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,197,159

Oil & Gas 7.71%
Antero Resources Corp.†	7.625%	2/1/2029	695,000	709,324
APA Corp.†	4.375%	10/15/2028	2,530,000	2,457,465
CITGO Petroleum Corp.†	6.375%	6/15/2026	1,682,000	1,684,849
CITGO Petroleum Corp.†	8.375%	1/15/2029	468,000	489,254
Civitas Resources, Inc.†	5.00%	10/15/2026	2,272,000	2,267,256
Civitas Resources, Inc.†	8.375%	7/1/2028	1,523,000	1,583,565
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,312,194
Continental Resources, Inc.	4.375%	1/15/2028	901,000	895,874
Continental Resources, Inc.†	5.75%	1/15/2031	482,000	495,056
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	348,814
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	547,406
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,580,000	1,645,150
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,163,200

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	$1,753,000	$1,901,894
EQT Corp.†	7.50%	6/1/2027	400,000	407,407
EQT Corp.†	7.50%	6/1/2030	327,000	360,853
Expand Energy Corp.	5.375%	2/1/2029	583,000	584,472
Expand Energy Corp.†	5.875%	2/1/2029	970,000	977,154
Expand Energy Corp.†	6.75%	4/15/2029	1,195,000	1,211,103
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,160,552
Helmerich & Payne, Inc.	4.65%	12/1/2027	599,000	598,611
Helmerich & Payne, Inc.	4.85%	12/1/2029	913,000	910,116
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,501,289
Kosmos Energy Ltd.	7.125%	4/4/2026	1,586,000	1,581,034
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,705,712
Nabors Industries, Inc.†	7.375%	5/15/2027	1,276,000	1,298,103
Occidental Petroleum Corp.	5.20%	8/1/2029	329,000	333,446
Occidental Petroleum Corp.	8.875%	7/15/2030	931,000	1,072,031
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	225,000	4	(g)
Ovintiv, Inc.	5.65%	5/15/2028	2,008,000	2,067,489
Permian Resources Operating LLC†	5.375%	1/15/2026	1,123,000	1,123,597
Permian Resources Operating LLC†	8.00%	4/15/2027	1,625,000	1,656,426
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	319,000	317,290
Petroleos Mexicanos (Mexico)(d)	6.49%	1/23/2027	1,937,000	1,945,164
Petroleos Mexicanos (Mexico)(d)	6.875%	10/16/2025	1,284,000	1,285,814
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	750,000	755,512
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,316,464
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(d)	9.625%	4/15/2029	1,154,000	1,205,665
SM Energy Co.	6.50%	7/15/2028	734,000	741,462
SM Energy Co.	6.75%	9/15/2026	862,000	860,989
Suncor Energy, Inc. (Canada)(d)	7.875%	6/15/2026	1,240,000	1,273,000
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(d)	4.00%	8/15/2026	3,496,000	3,473,054
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,052,000	1,027,736
Viper Energy Partners LLC	4.90%	8/1/2030	565,000	569,850
Vnom Sub, Inc.†	5.375%	11/1/2027	2,857,000	2,856,911
Total				59,679,611

Packaging & Containers 0.07%
Amcor Flexibles North America, Inc.(b)	4.80%	3/17/2028	185,000	187,308
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	337,380
Total				524,688

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 1.01%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	$1,750,000	$1,747,410
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	245,000	244,123
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,893,633
Bayer U.S. Finance LLC†	6.375%	11/21/2030	400,000	429,357
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	1,250,000	1,250,000
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	996,000	1,085,669
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	1,200,000	1,177,018
Total				7,827,210

Pipelines 1.72%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	1,044,000	1,044,398
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	595,409
DT Midstream, Inc.†	4.125%	6/15/2029	993,000	965,696
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,028,579
Hess Midstream Operations LP†	5.125%	6/15/2028	240,000	239,619
Hess Midstream Operations LP†	5.875%	3/1/2028	252,000	256,382
Kinder Morgan, Inc.	5.00%	2/1/2029	216,000	220,608
ONEOK, Inc.†	5.625%	1/15/2028	1,619,000	1,657,596
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	756,000	762,817
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	916,000	927,733
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,119,161
Western Midstream Operating LP	6.35%	1/15/2029	1,688,000	1,777,800
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	710,015
Total				13,305,813

REITS 1.30%
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,484,509
EPR Properties	4.75%	12/15/2026	3,360,000	3,364,181
Iron Mountain, Inc.†	4.875%	9/15/2027	858,000	853,056
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	1,252,000	1,225,145
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,569,360
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	145,000	141,620
Vornado Realty LP	2.15%	6/1/2026	430,000	420,758
Total				10,058,629

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.27%
Carvana Co.†	9.00%	12/1/2028	$732,771	$749,925
CEC Entertainment LLC†	6.75%	5/1/2026	1,384,000	1,380,246
Total				2,130,171

Semiconductors 0.74%
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,297,211
Foundry JV Holdco LLC†	5.50%	1/25/2031	206,000	214,060
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,826,000	1,927,993
Intel Corp.	2.45%	11/15/2029	377,000	347,870
Intel Corp.	3.75%	8/5/2027	428,000	423,692
Microchip Technology, Inc.	4.90%	3/15/2028	427,000	433,137
Microchip Technology, Inc.	5.05%	3/15/2029	567,000	578,336
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	508,276
Total				5,730,575

Software 0.75%
AppLovin Corp.	5.125%	12/1/2029	3,151,000	3,223,646
Atlassian Corp. (Australia)(d)	5.25%	5/15/2029	961,000	990,129
MSCI, Inc.†	3.625%	9/1/2030	356,000	339,630
MSCI, Inc.†	3.875%	2/15/2031	148,000	141,317
MSCI, Inc.†	4.00%	11/15/2029	417,000	407,871
Open Text Corp. (Canada)†(d)	6.90%	12/1/2027	711,000	738,475
Total				5,841,068

Telecommunications 0.67%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,022,000	1,020,030
Frontier Communications Holdings LLC†	5.875%	10/15/2027	974,000	974,389
Frontier Communications Holdings LLC	5.875%	11/1/2029	542,486	547,580
Frontier Communications Holdings LLC†	6.00%	1/15/2030	74,000	74,871
Frontier Communications Holdings LLC†	6.75%	5/1/2029	777,000	785,094
Sprint Capital Corp.	6.875%	11/15/2028	1,664,000	1,790,431
Total				5,192,395

Toys/Games/Hobbies 0.15%
Hasbro, Inc.	3.90%	11/19/2029	535,000	522,387
Mattel, Inc.†	5.875%	12/15/2027	670,000	673,855
Total				1,196,242

Transportation 0.15%
XPO, Inc.†	6.25%	6/1/2028	1,109,000	1,130,339

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.18%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	$644,000	$644,175
GATX Corp.	5.40%		3/15/2027	380,000	385,616
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	380,000	375,652
Total					1,405,443
Total Corporate Bonds (cost $394,467,352)					399,104,745
FLOATING RATE LOANS(h) 3.72%

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%)		4/20/2028	435,212	434,465

Biotechnology 0.13%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.791% (1 mo. USD Term SOFR + 1.38%)		2/4/2030	1,020,161	1,001,033

Commercial Services & Supplies 0.23%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.296% (3 mo. USD Term SOFR + 2.00%)		1/31/2031	1,745,625	1,749,553

Computers 0.46%
Hewlett Packard Enterprise Co. Delayed Draw Term Loan	5.577% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	966,000	970,830
Hewlett Packard Enterprise Co. Term Loan	–	(c)	9/12/2029	2,621,000	2,634,105	(i)
Total					3,604,935

Diversified Financial Services 0.40%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	1,496,240	1,497,954
Corpay Technologies Operating Co. LLC Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		4/28/2028	1,594,863	1,595,859
Total					3,093,813

Electric 0.23%
Calpine Corp. 2024 Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		2/15/2032	1,750,000	1,750,140

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.13%
Honeywell International, Inc. Term Loan A1	5.191% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	$1,000,000	$1,001,250

Entertainment 0.19%
Live Nation Entertainment, Inc. Term Loan B4	6.191% (1 mo. USD Term SOFR + 1.75%)		10/19/2026	1,496,032	1,496,271

Health Care Products 0.13%
Medline Borrower LP 2025 Term Loan B	–	(c)	10/23/2028	1,000,000	1,001,150

Insurance 0.30%
Asurion LLC 2021 Term Loan B9	7.681% (1 mo. USD Term SOFR + 3.25%)		7/31/2027	2,301,322	2,303,141

Internet 0.28%
Gen Digital, Inc. 2021 Term Loan A	5.916% (1 mo. USD Term SOFR + 1.50%)		9/10/2027	2,139,546	2,139,332

Metal Fabricate/Hardware 0.12%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)		8/16/2029	968,111	974,389

Oil & Gas 0.43%
Hilcorp Energy I LP Term Loan B	6.366% (1 mo. USD Term SOFR + 2.00%)		2/11/2030	1,461,936	1,466,812

Occidental Petroleum Corp. 2 Year Term Loan	6.082% (1 mo. USD Term SOFR + 1.63%)		12/29/2025	1,870,222	1,872,560
Total					3,339,372

Pharmaceuticals 0.23%
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	1,760,880	1,760,950

Pipelines 0.04%
Buckeye Partners LP 2024 Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		11/1/2026	327,013	327,745

Retail 0.16%
IRB Holding Corp. 2024 1st Lien Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		12/15/2027	1,247,701	1,248,095

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 0.20%
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.781% (1 mo. USD Term SOFR + 2.35%)	4/15/2030	$1,582,966	$1,575,383
Total Floating Rate Loans (cost $28,837,945)				28,801,017

FOREIGN GOVERNMENT OBLIGATIONS(d) 2.04%

Colombia 0.10%
Colombia Government International Bonds	3.875%	4/25/2027	809,000	803,175

Dominican Republic 0.06%
Dominican Republic International Bonds	6.875%	1/29/2026	129,000	130,071
Dominican Republic International Bonds	8.625%	4/20/2027	296,000	307,951
Total				438,022

Hungary 0.07%
Hungary Government International Bonds†	5.375%	9/26/2030	517,000	529,712

Kazakhstan 0.20%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028	556,000	565,559
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	250,000	255,534
Development Bank of Kazakhstan JSC†	5.625%	4/7/2030	724,000	745,938
Total				1,567,031

Mexico 0.54%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	2,340,000	2,375,919
Mexico Government International Bonds	3.75%	1/11/2028	301,000	295,484
Mexico Government International Bonds	6.00%	5/13/2030	1,435,000	1,502,086
Total				4,173,489

Panama 0.21%
Panama Government International Bonds	3.875%	3/17/2028	403,000	395,452
Panama Government International Bonds	7.125%	1/29/2026	1,000,000	1,012,530
Panama Government International Bonds	8.875%	9/30/2027	217,000	235,731
Total				1,643,713

Romania 0.49%
Romania Government International Bonds	5.25%	11/25/2027	2,046,000	2,067,264
Romania Government International Bonds†	5.75%	9/16/2030	936,000	945,469
Romania Government International Bonds†	5.875%	1/30/2029	750,000	767,442
Total				3,780,175

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Saudi Arabia 0.09%
Saudi Government International Bonds†	5.125%		1/13/2028	$677,000	$691,762

South Africa 0.19%
Republic of South Africa Government International Bonds	5.875%		9/16/2025	1,443,000	1,443,272

Turkey 0.09%
Hazine Mustesarligi Varlik Kiralama AS	5.125%		6/22/2026	744,000	746,380
Total Foreign Government Obligations (cost $15,523,596)					15,816,731

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(j)	0.278%	#(k)	11/25/2026	12,970,427	25,232
Government National Mortgage Association Series 2013-193 IO(j)	0.175%	#(k)	1/16/2055	13,266	24
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(k)	1/16/2048	105,364	95,897
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	12,237	12,003
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $141,966)					133,156

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.70%
Uniform Mortgage-Backed Security(l)	5.00%		TBA	10,195,000	10,296,872
Uniform Mortgage-Backed Security(l)	5.50%		TBA	19,763,000	20,200,050
Uniform Mortgage-Backed Security(l)	6.00%		TBA	5,679,000	5,862,931
Total Government Sponsored Enterprises Pass-Throughs (cost $36,236,474)					36,359,853

MUNICIPAL BONDS 0.15%

Health Care 0.15%
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group (cost $1,151,970)	8.50%		10/1/2026	1,150,000	1,152,081

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.43%
ALA Trust Series 2025-OANA Class A†	6.107% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	1,260,000	1,267,646
ARDN Mortgage Trust Series 2025-ARCP Class A†	6.113% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	970,000	970,562
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	800,000	844,394

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	$830,000	$874,038
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	3,730,000	3,915,962
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,200,000	1,216,594
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	780,000	824,999
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	34,208	33,860
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(k)	2/15/2051	360,000	355,055
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	538,880
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	860,000	902,771
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	460,000	482,555
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(k)	5/15/2056	990,000	1,050,324
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(k)	8/15/2058	850,000	886,589
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(k)	11/15/2056	800,000	860,829
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,940,000	2,035,721
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(k)	12/15/2057	870,000	909,423
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,450,000	1,525,330
BWAY Mortgage Trust Series 2013-1515 Class XB†(j)	0.534%	#(k)	3/10/2033	47,800,000	506,967
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.805% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	568,182	569,699
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.755% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	606,563	607,986
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.73% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	730,000	731,746
BX Trust Series 2024-CNYN Class A†	5.805% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	1,061,360	1,065,217
BX Trust Series 2025-ROIC Class A†	5.507% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	717,203	717,145
BX Trust Series 2025-TAIL Class A†	5.763% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	560,000	561,519
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(j)	1.693%	#(k)	5/10/2058	575,503	1,545

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(j)	1.20%	#(k)	11/10/2049	$2,449,665	$16,933
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(j)	0.775%	#(k)	12/10/2054	3,263,003	17,725
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(j)	0.078%	#(k)	6/10/2048	1,133,700	7
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	190,000	188,449
COMM Mortgage Trust Series 2012-CR4 Class XA(j)	1.289%	#(k)	10/15/2045	861,123	15,019
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(j)	1.473%	#(k)	8/10/2049	744,461	3,100
CONE Trust Series 2024-DFW1 Class A†	6.005% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	650,000	650,555
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(j)	0.686%	#(k)	9/15/2037	39,135,267	1,624
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(j)	0.052%	#(k)	6/15/2057	82,732,000	827
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(j)	1.038%	#(k)	11/15/2049	3,583,095	14,036
CSMC Trust Series 2016-NXSR Class XB(j)	0.306%	#(k)	12/15/2049	20,135,000	52,049
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,184,104
DBJPM Mortgage Trust Series 2016-C3 Class XA(j)	1.542%	#(k)	8/10/2049	7,708,539	45,094
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	52,097	51,201
DBWF Mortgage Trust Series 2015-LCM Class XA†(j)	0.537%	#(k)	6/10/2034	104,195	158
DBWF Mortgage Trust Series 2016-85T Class XA†(j)	0.116%	#(k)	12/10/2036	61,529,000	28,054
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.648% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	308,166	314,172
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.348% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	866,317	875,187
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	1,980,086	1,989,348

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.398% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	$470,000	$470,833
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.348% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	98,851	98,858
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.598% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	1,117,975	1,120,483
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	315,000	316,568
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.298% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	248,500	248,630
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	939,421	940,339
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.35% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	409,777	410,406
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03 Class 1M2†	5.998% (30 day USD SOFR Average + 1.65%)	#	12/25/2041	718,227	723,071
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.648% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	634,232	647,824
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.50% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	782,068	782,812
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	767,441	768,360

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.498% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	$603,620	$605,847
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.30% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	693,135	693,519
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.45% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	1,020,980	1,022,257
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.778% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	1,000,000	944,728
GS Mortgage Securities Trust Series 2015-GS1 Class XA(j)	0.80%	#(k)	11/10/2048	491,328	217
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	284,737
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(k)	1/13/2040	1,470,000	1,523,663
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,155,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(j)	0.503%	#(k)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(j)	0.16%	#(k)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(j)	0.701%	#(k)	12/15/2049	3,126,246	13,404
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(j)	1.164%	#(k)	9/15/2050	5,864,335	81,988
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(j)	0.639%	#(k)	7/5/2031	129,394,000	5,150
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(j)	0.308%	#(k)	7/5/2031	50,413,000	847
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(j)	0.555%	#(k)	7/5/2033	95,152,000	432,155
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(j)	0.858%	#(k)	11/15/2047	327,331	17
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.253% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	670,000	671,737

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LBA Trust Series 2024-7IND Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	$510,279	$512,055
Lstar Commercial Mortgage Trust Class XB†(j)	0.826%	#(k)	3/10/2049	19,753,000	32,905
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(j)	1.61%	#(k)	3/10/2049	335,825	543
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	574,042	573,005
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,140,000	1,196,828
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	198,880	198,475
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(j)	1.397%	#(k)	11/15/2049	3,655,686	28,867
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(j)	1.564%	#(k)	8/15/2049	3,217,531	24,392
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(k)	9/24/2057	1,541,657	1,522,073
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(k)	1/26/2060	6,560	6,513
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,480,000	1,524,826
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(k)	2/25/2050	17,750	17,004
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	910,000	904,647
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.437% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	900,000	936,945
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(k)	3/15/2051	1,180,000	1,157,650
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	74,669
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(j)	0.073%	#(k)	6/15/2048	41,993,881	353
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(j)	1.83%	#(k)	8/15/2049	1,493,099	15,546
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(j)	1.121%	#(k)	10/15/2049	7,056,835	60,155
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	145,794
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,135,056

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	$1,600,000	$1,702,847
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,030,000	1,083,254
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(j)	0.60%	#(k)	8/15/2047	13,300,828	29,256
Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,025,405)					57,553,560

U.S. TREASURY OBLIGATIONS 8.99%
U.S. Treasury Inflation-Indexed Bonds(m)	0.125%		2/15/2051	6,192,700	3,305,749
U.S. Treasury Inflation-Indexed Notes(m)	0.125%		4/15/2027	11,420,500	11,272,119
U.S. Treasury Inflation-Indexed Notes(m)	0.125%		1/15/2032	11,632,500	10,749,277
U.S. Treasury Inflation-Indexed Notes(m)	1.625%		4/15/2030	22,285,120	22,766,831
U.S. Treasury Notes	3.75%		6/30/2027	15,246,000	15,272,800
U.S. Treasury Notes	4.00%		5/31/2030	6,150,000	6,236,244
Total U.S. Treasury Obligations (cost $68,878,698)					69,603,020
Total Long-Term Investments (cost $775,108,924)					778,770,995

SHORT-TERM INVESTMENTS 0.57%

REPURCHASE AGREEMENTS 0.57%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $1,747,300 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $1,721,469; proceeds: $1,688,322 (cost $1,687,572)				1,687,572	1,687,572
Repurchase Agreement dated 8/29/2025, 4.180% due 9/2/2025 with JPMorgan Securities LLC collateralized by $2,693,300 of U.S. Treasury Note at 4.000% due 5/31/2030; value: $2,755,102; proceeds: $2,701,254 (cost $2,700,000)				2,700,000	2,700,000
Total Repurchase Agreements (cost $4,387,572)					4,387,572
Total Investments in Securities 101.15% (cost $779,496,496)					783,158,567
Other Assets and Liabilities – Net(n) (1.15)%					(8,872,812)
Net Assets 100.00%					$774,285,755

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $388,047,937, which represents 50.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis.
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG. S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$40,105	$95,008	$135,113
CDX.NA.IG. S42(4)	Bank of America	1.00%	6/20/2029	7,718,000	127,634	37,862	165,496
Total					$167,739	$132,870	$300,609

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $132,870. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Centrally Cleared Interest Rate Swap Contracts at August 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$–	$988	$988

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3-Month USD Fed Funds Index	0.184%	10/21/2025	$165,637	$–	$(974)	$(974)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,669,595
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	780,706
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	762,287
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,322,850
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,294,237
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,268,461
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,206,070
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,201,113
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,219,698
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,948,154
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,168,103
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,179,502
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,171,634
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,150,715
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,157,701

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	$10,000,000	$1,160,810
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	575,280
Bank of America	2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	249,813
Bank of America	2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	126,273
Bank of America	2.446%	CPI Urban Consumer NSA	5/29/2045	5,700,000	57,954
Bank of America	2.470%	CPI Urban Consumer NSA	6/9/2035	11,000,000	122,953
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000	58,282
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,695,562
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	427,891
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	2,113,910
Bank of America	2.539%	CPI Urban Consumer NSA	7/14/2040	5,000,000	17,791
Bank of America	2.545%	CPI Urban Consumer NSA	7/14/2033	9,500,000	51,654
Bank of America	2.593%	CPI Urban Consumer NSA	9/2/2035	5,000,000	1,010
Bank of America	2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	242,809
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	723,317
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	332,783	(1)
Bank of America	2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000	68,056
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	252,806
Bank of America	2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000	24,956
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	60,000,000	1,976,321
Total					$30,781,057

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	$22,000,000	$(53,092	)(2)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(510,535	)(3)
Total						$(563,627)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $306,683, which includes upfront payment of $26,100. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(647,717), which includes upfront payment of $594,625. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(71,199), which includes upfront payment of $(439,336). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,958,510
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	748,932
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	638,689
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	637,711
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	610,870
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	570,152
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,139,528
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	180,768
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	131,983
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	788,377
Total Unrealized Appreciation on CPI OTC Swap Contracts					$8,405,520

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,635,603)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(908,958)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,385,778)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(201,600)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(5,131,939)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	1,101	Long	$229,269,025	$229,601,507	$332,482
U.S. 5-Year Treasury Note	December 2025	1,228	Long	133,847,382	134,427,625	580,243
U.S. Ultra Treasury Bond	December 2025	42	Short	(4,915,037)	(4,895,625)	19,412
Total Unrealized Appreciation on Futures Contracts						$932,137

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	38	Short	$(4,334,880)	$(4,347,438)	$(12,558)

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$2,748,796	$1,598,400	$4,347,196
Remaining Industries	–	165,153,713	–	165,153,713
Convertible Bonds	–	745,923	–	745,923
Corporate Bonds
Oil & Gas	–	59,679,607	4	59,679,611
Remaining Industries	–	339,425,134	–	339,425,134
Floating Rate Loans
Computers	–	970,830	2,634,105	3,604,935
Remaining Industries	–	25,196,082	–	25,196,082
Foreign Government Obligations	–	15,816,731	–	15,816,731
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	133,156	–	133,156
Government Sponsored Enterprises Pass-Throughs	–	36,359,853	–	36,359,853
Municipal Bonds	–	1,152,081	–	1,152,081
Non-Agency Commercial Mortgage-Backed Securities	–	57,553,560	–	57,553,560
U.S. Treasury Obligations	–	69,603,020	–	69,603,020
Short-Term Investments
Repurchase Agreements	–	4,387,572	–	4,387,572
Total	$–	$778,926,058	$4,232,509	$783,158,567
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$300,609	$–	$300,609
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	988	–	988
Liabilities	–	(974)	–	(974)
Centrally Cleared CPI Swap Contracts
Assets	–	30,781,057	–	30,781,057
Liabilities	–	(563,627)	–	(563,627)
OTC CPI Swap Contracts
Assets	–	8,405,520	–	8,405,520
Liabilities	–	(5,131,939)	–	(5,131,939)
Futures Contracts
Assets	932,137	–	–	932,137
Liabilities	(12,558)	–	–	(12,558)
Total	$919,579	$33,791,634	$–	$34,711,213

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2025

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.96%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.96%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	8,885,310	$182,148,860
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	54,566,617	507,469,533
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	11,262,708	283,369,733
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	17,138,860	74,896,819
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	14,901,224	248,403,405
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	3,965,864	226,490,463
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	20,031,855	128,604,511
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(i)	4,961,315	88,410,626
Lord Abbett Securities Trust-International Value Fund-Class I(b)(j)	8,089,659	78,874,174
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	10,976,179	110,310,599
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(b)(l)	2,459,990	49,544,195
Lord Abbett Private Credit Fund(m)(n)(o)	1,168,555	29,412,531
Total Investments in Underlying Funds (cost $1,743,346,718)		2,007,935,449

	Principal Amount

SHORT-TERM INVESTMENTS 0.06%

REPURCHASE AGREEMENTS 0.06%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $1,320,400 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $1,300,832; proceeds: $1,275,878 (cost $1,275,311)	$1,275,311	1,275,311
Total Investments in Securities 100.02% (cost $1,744,622,029)		2,009,210,760
Other Assets and Liabilities – Net (0.02)%		(354,538)
Net Assets 100.00%		$2,008,856,222

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2025

*	Non-income producing security.
(a)	Affiliated funds See Note (5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is long-term capital appreciation.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $29,412,531 or 1.46% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,978,522,918	$29,412,531	$–	$2,007,935,449
Short-Term Investments
Repurchase Agreements	–	1,275,311	–	1,275,311
Total	$1,978,522,918	$30,687,842	$–	$2,009,210,760

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.00%

INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	1,988,821	$40,770,830
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	37,461,814	348,394,868
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,487,737	62,591,469
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,238,174	27,260,822
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(b)(c)	3,429,178	57,164,405
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	899,118	51,348,617
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	11,339,946	72,802,456
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(i)	2,181,613	38,876,335
Lord Abbett Securities Trust-International Value Fund-Class I(b)(j)	3,206,667	31,265,005
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	4,216,787	42,378,708
Lord Abbett Private Credit Fund(l)(m)(n)	511,243	12,867,969
Total Investments in Underlying Funds (cost $737,451,892)		785,721,484

	Principal Amount

SHORT-TERM INVESTMENTS 0.11%

REPURCHASE AGREEMENTS 0.11%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $898,900 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $885,614; proceeds: $868,556 (cost $868,170)	$868,170	868,170
Total Investments in Securities 100.11% (cost $738,320,062)		786,589,654
Other Assets and Liabilities – Net (0.11)%		(840,583)
Net Assets 100.00%		$785,749,071

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2025

*	Non-income producing security.
(a)	Affiliated funds See Note (5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(m)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2025, the value of restricted securities (excluding 144A issues) amounted to $12,867,969 or 1.64% of net assets.
(n)	Fund is a business development company under the Investment Company Act of 1940.

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$772,853,515	$12,867,969	$–	$785,721,484
Short-Term Investments
Repurchase Agreements	–	868,170	–	868,170
Total	$772,853,515	$13,736,139	$–	$786,589,654

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.73%

ASSET-BACKED SECURITIES 29.89%

Automobiles 16.00%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,217,576	$1,236,744
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	1,445,000	1,448,985
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	1,892,000	1,907,081
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	855,000	863,733
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.848% (30 day USD SOFR Average + 1.50%)	#	12/26/2031	551,799	554,045
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,277,896
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	861,768
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	1,315,683	1,324,950
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%		7/17/2028	2,054,510	2,081,856
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,191,949
Carvana Auto Receivables Trust Series 2023-P3 Class A4†	5.71%		7/10/2029	965,000	991,025
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,110,000	1,132,110
Carvana Auto Receivables Trust Series 2024-P2 Class A2	5.63%		11/10/2027	183,969	184,148
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,260,000	1,272,072
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	761,125	766,288
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,222,983
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	1,861,128	1,875,850
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,040,000	1,062,972
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	850,000	861,085
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,510,000	1,512,226
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	785,622	788,483
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	1,545,000	1,570,996

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	$1,270,000	$1,294,880
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%	6/15/2028	1,328,294	1,335,854
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	1,530,000	1,547,870
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,805,000	1,815,468
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	2,550,000	2,558,267
Fifth Third Auto Trust Series 2023-1 Class A4	5.52%	2/17/2031	995,000	1,016,217
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%	6/15/2027	7,710	7,715
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	1,105,000	1,112,983
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	865,000	873,406
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	2,260,000	2,303,100
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	3,145,000	3,153,062
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	1,010,000	1,011,156
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	3,429,914	3,465,762
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class B	5.28%	10/16/2029	1,499,000	1,529,580
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	1,690,000	1,639,653
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,436,747
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	2,405,000	2,425,187
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	1,625,000	1,645,362
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	991,656	998,546
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,205,991
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,804,000	2,840,485
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,423,364
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,560,055

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	$1,059,570	$1,067,955
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,910,000	1,924,314
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,520,000	1,535,552
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	775,000	780,439
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	928,177	930,348
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	1,330,000	1,351,752
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	408,645	411,398
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	1,658,428	1,665,066
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	57,607	57,511
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	749,775
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	313,801
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%	12/15/2028	974,000	974,103
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%	6/15/2032	1,124,612	1,142,940
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	2,730,000	2,748,753
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	1,855,000	1,889,759
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	1,240,000	1,259,772
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	2,030,000	2,063,183
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	965,000	971,493
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	1,035,000	1,047,589
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	955,000	959,348
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	1,610,000	1,626,370
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%	6/20/2028	1,890,000	1,909,189
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	1,485,000	1,500,364
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	1,400,000	1,414,322

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	$1,125,000	$1,135,818
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	1,765,000	1,777,390
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	2,824,083	2,854,222
Total					101,252,481

Credit Card 0.44%
American Express Credit Account Master Trust Series 2025-4 Class A	4.30%		7/15/2030	500,000	506,502
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,903,838
First National Master Notes Trust Series 2025-1 Class A	4.85%		2/15/2030	390,000	398,141
Total					2,808,481

Other 13.43%
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.858% (3 mo. USD Term SOFR + 1.54%)	#	7/15/2037	600,000	601,837
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.519% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	2,170,000	2,167,151
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	840,000	844,425
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	346,817
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	1,632,855	1,635,233
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,050,000	1,058,550
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.456% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	1,500,000	1,502,706
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,174,936	1,187,217
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.549% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	3,100,000	3,101,941
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.509% (3 mo. USD Term SOFR + 1.18%)	#	7/18/2034	2,750,000	2,744,987
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.335% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	3,150,000	3,151,543

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2021-4A Class A1R†	5.526% (3 mo. USD Term SOFR + 1.20%)	#	10/20/2034	$1,160,000	$1,161,476
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.604% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	1,000,000	1,002,003
Barings CLO Ltd. Series 2021-3A Class AR†	5.459% (3 mo. USD Term SOFR + 1.13%)	#	1/18/2035	1,050,000	1,050,535
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.914% (3 mo. USD Term SOFR + 1.60%)	#	7/15/2031	1,550,000	1,551,750
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.569% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	800,000	796,425
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.798% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	86,726	86,735
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.818% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	1,250,000	1,251,854
Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1†	5.523% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	71,284	71,354
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	1,500,000	1,500,826
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	5.429% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	1,550,000	1,550,935
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.462% (3 mo. USD Term SOFR + 1.20%)	#	4/25/2034	820,000	820,399
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.259% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	2,778,137	2,775,081
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.591% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	472,706	473,583
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	1,690,000	1,698,331
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	892,995

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.494% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	$2,040,000	$2,044,133
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.396% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	1,270,000	1,271,533
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.968% (3 mo. USD Term SOFR + 1.65%)	#	10/15/2030	370,000	370,333
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.453% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	1,830,000	1,830,576
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	5.479% (3 mo. USD Term SOFR + 1.16%)	#	4/15/2029	62,231	62,331
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A Class A1R2†	5.436% (3 mo. USD Term SOFR + 1.11%)	#	4/20/2035	2,500,000	2,501,875
Gracie Point International Funding LLC Series 2025-1A Class A†(a)	–	(b)	8/15/2028	1,065,000	1,065,000
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.498% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	36,326	36,305
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	1,035,000	1,051,337
HPS Loan Management Ltd. Series 2021-16A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.11%)	#	1/23/2035	1,560,000	1,561,094
LCM 33 Ltd. Series 33A Class AR†	5.489% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	1,450,000	1,451,080
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.893% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	373,261	373,467
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,305,000	1,333,712
Marathon CLO XIII Ltd. Series 2019-1A Class AAR2†	5.518% (3 mo. USD Term SOFR + 1.20%)	#	4/15/2032	528,146	528,278
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.919% (3 mo. USD Term SOFR + 1.60%)	#	7/23/2032	3,120,000	3,123,775
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.999% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	750,000	751,523

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%)	#	7/15/2037	$1,550,000	$1,551,166
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.675% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	25,967	25,988
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	505,000	506,516
OCP CLO Ltd. Series 2014-5A Class A1R†	5.655% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	24,416	24,429
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	5.408% (3 mo. USD Term SOFR + 1.09%)	#	10/15/2033	1,500,000	1,502,221
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.474% (3 mo. USD Term SOFR + 1.15%)	#	10/15/2034	1,050,000	1,051,368
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	1,955,000	2,027,403
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	699,542	700,804
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	1,790,000	1,802,164
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	1,250,000	1,250,624
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	1,130,000	1,138,504
Romark CLO Ltd. Series 2017-1A Class A1R†	5.611% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	206,405	206,572
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,700,000	1,744,439
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	5.526% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2034	3,100,000	3,103,565
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.746% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	1,030,000	1,032,116
Symphony CLO XVIII Ltd. Series 2016-18A Class AR4†	5.506% (3 mo. USD Term SOFR + 1.23%)	#	10/23/2037	380,000	380,285
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	5.379% (3 mo. USD Term SOFR + 1.06%)	#	1/25/2035	3,100,000	3,098,400

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	5.546% (3 mo. USD Term SOFR + 1.22%)	#	1/20/2035	$250,000	$250,330
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	466,761	468,694
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.552% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2035	830,000	830,412
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,249,640	1,272,595
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	545,000	547,490
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	1,805,000	1,810,392
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.776% (3 mo. USD Term SOFR + 1.45%)	#	10/20/2031	1,890,000	1,894,232
Wellfleet CLO Ltd. Series 2021-3A Class AR†	5.519% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2035	1,360,000	1,361,495
Wind River CLO Ltd. Series 2022-1A Class AR†	5.676% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2035	1,000,000	1,000,709
Total					84,965,954

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	119,166	109,097
Total Asset-Backed Securities (cost $188,428,282)					189,136,013

CORPORATE BONDS 38.61%

Aerospace/Defense 1.10%
Boeing Co.	2.196%		2/4/2026	1,912,000	1,893,924
Boeing Co.	5.04%		5/1/2027	1,018,000	1,027,871
Boeing Co.	6.259%		5/1/2027	1,495,000	1,539,062
Boeing Co.	6.298%		5/1/2029	711,000	755,343
HEICO Corp.	5.25%		8/1/2028	188,000	193,378
Rolls-Royce PLC (United Kingdom)†(c)	3.625%		10/14/2025	1,547,000	1,545,440
Total					6,955,018

Agriculture 0.96%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	1,800,000	1,771,357
Bunge Ltd. Finance Corp.	4.90%		4/21/2027	200,000	201,885
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%		7/26/2026	326,000	323,303
Imperial Brands Finance PLC (United Kingdom)†(c)	4.50%		6/30/2028	573,000	576,828
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	1,838,000	1,898,896
Japan Tobacco, Inc. (Japan)†(c)	5.25%		6/15/2030	870,000	904,087
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	368,790
Total					6,045,146

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines 0.16%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	$325,000	$324,633
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	702,151	719,351
Total					1,043,984

Auto Manufacturers 1.63%
BMW U.S. Capital LLC†	5.144% (SOFR + 0.78%)	#	3/19/2027	1,303,000	1,308,193
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,612,771
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	453,692
General Motors Financial Co., Inc.	5.00%		7/15/2027	325,000	328,766
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	219,062
General Motors Financial Co., Inc.	5.40%		5/8/2027	37,000	37,637
General Motors Financial Co., Inc.	5.65%		1/17/2029	2,257,000	2,328,368
Hyundai Capital America†	4.875%		6/23/2027	404,000	407,662
Hyundai Capital America†	4.90%		6/23/2028	567,000	574,605
PACCAR Financial Corp.	4.00%		8/8/2028	1,808,000	1,813,072
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	269,000	270,915
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	547,473
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	394,892
Total					10,297,108

Banks 10.47%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	300,000	306,043
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	286,241
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	1,601,000	1,591,594
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	702,000	683,899
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%)	#	3/20/2030	636,000	660,957
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	500,000	500,230
Bank of Montreal (Canada)(c)	5.266%		12/11/2026	169,000	171,414
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,543,785
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	841,000	844,662
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%)	#	9/30/2028	249,269	236,858

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	$259,000	$263,972
BNP Paribas SA (France)†(c)	5.283% (SOFR + 1.28%)	#	11/19/2030	224,000	229,577
BPCE SA (France)†(c)	4.875%		4/1/2026	200,000	200,224
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	245,000	250,783
Canadian Imperial Bank of Commerce (Canada)(c)	5.615%		7/17/2026	297,000	300,665
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	3,245,000	3,226,252
Citigroup, Inc.	4.643% (SOFR + 1.14%)	#	5/7/2028	1,101,000	1,107,286
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	1,234,000	1,250,314
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	839,000	861,120
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	1,432,000	1,433,050
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	650,000	653,508
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	556,000	578,376
Federation des Caisses Desjardins du Quebec (Canada)†(c)	4.565%		8/26/2030	216,000	217,253
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	812,000	823,922
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,287,000	2,233,444
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	451,000	455,804
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	3,231,000	3,330,368
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	2,087,000	2,155,326
HSBC Holdings PLC (United Kingdom)(c)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	900,000	899,951
HSBC Holdings PLC (United Kingdom)(c)	4.899% (SOFR + 1.03%)	#	3/3/2029	549,000	556,946
HSBC USA, Inc.	4.65%		6/3/2028	488,000	495,004
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%)	#	9/11/2027	808,000	821,849
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,600,000	1,591,036

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	$2,147,000	$2,199,544
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	138,000	142,254
KeyBank NA	4.70%		1/26/2026	404,000	404,160
KeyCorp(d)	5.121% (SOFR + 1.23%)	#	4/4/2031	1,931,000	1,975,788
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	347,000	351,938
Macquarie Bank Ltd. (Australia)†(c)	5.391%		12/7/2026	309,000	314,855
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	754,000	744,220
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,010,194
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	549,000	559,270
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	2,500,000	2,561,672
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,365,116
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%)	#	10/15/2027	711,000	711,775
Morgan Stanley Bank NA	5.016% (SOFR + 0.91%)	#	1/12/2029	833,000	847,424
NatWest Group PLC (United Kingdom)(c)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	222,000	226,184
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	1,018,000	1,025,396
PNC Bank NA	4.543% (SOFR + 0.63%)	#	5/13/2027	1,737,000	1,740,096
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%)	#	5/13/2031	1,105,000	1,127,980
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	409,709
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.833% (SOFR + 2.75%)	#	11/21/2026	747,000	750,659
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	332,000	339,151
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	269,862

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	$335,000	$345,871
State Street Corp.	4.543% (SOFR + 0.95%)	#	4/24/2028	525,000	529,096
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	388,000	395,400
Truist Bank	4.671% (SOFR + 0.59%)	#	5/20/2027	1,403,000	1,405,907
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	248,000	257,144
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	1,835,000	1,883,061
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	190,000	196,595
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	536,000	551,050
U.S. Bank NA	4.73% (SOFR + 0.91%)	#	5/15/2028	538,000	543,077
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	1,296,000	1,347,455
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	1,481,000	1,479,221
Wells Fargo & Co.	4.97% (SOFR + 1.37%)	#	4/23/2029	445,000	453,499
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,069,000	2,145,258
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	856,000	859,387
Total					66,230,981

Beverages 0.30%
Bacardi Ltd.†	4.70%		5/15/2028	1,153,000	1,162,914
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	441,000	440,643
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	288,000	290,822
Total					1,894,379

Biotechnology 0.12%
Illumina, Inc.	4.65%		9/9/2026	305,000	305,873
Illumina, Inc.	5.75%		12/13/2027	446,000	459,060
Total					764,933

Chemicals 0.26%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,638,000	1,633,197

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.74%
Global Payments, Inc.	2.15%		1/15/2027	$941,000	$915,087
GXO Logistics, Inc.	6.25%		5/6/2029	1,448,000	1,519,336
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	549,000	559,387
Triton Container International Ltd.†	2.05%		4/15/2026	1,700,000	1,669,170
Total					4,662,980

Diversified Financial Services 2.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%		10/1/2025	778,000	777,852
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	267,000	275,748
Aircastle Ltd./Aircastle Ireland DAC†	5.00%		9/15/2030	273,000	275,326
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,805,018
Aviation Capital Group LLC†	3.50%		11/1/2027	578,000	567,424
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	555,774
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	657,000	649,279
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	80,000	76,704
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	1,150,000	1,151,990
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	326,000	337,771
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	759,000	794,141
DAE Sukuk Difc Ltd. (United Arab Emirates)(c)	3.75%		2/15/2026	2,600,000	2,586,496
LPL Holdings, Inc.†	4.625%		11/15/2027	1,869,000	1,870,476
LPL Holdings, Inc.	4.90%		4/3/2028	263,000	266,488
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,593
LPL Holdings, Inc.	6.75%		11/17/2028	222,000	237,719
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%		3/26/2029	293,000	308,397
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	654,000	682,221
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	978,812
Total					14,383,229

Electric 2.93%
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(e)	6/15/2026	752,000	757,568
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	179,272
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	2,144,000	2,181,524
Cleco Corporate Holdings LLC	3.743%		5/1/2026	441,000	438,042
DTE Energy Co.	5.10%		3/1/2029	514,000	527,453
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	1,006,000	987,003

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Evergy Missouri West, Inc.†	5.15%	12/15/2027	$843,000	$858,866
Eversource Energy	4.75%	5/15/2026	881,000	883,237
Fells Point Funding Trust†	3.046%	1/31/2027	1,842,000	1,811,254
FirstEnergy Pennsylvania Electric Co.†	5.15%	3/30/2026	871,000	874,410
ITC Holdings Corp.†	4.95%	9/22/2027	307,000	311,136
Liberty Utilities Co.†	5.577%	1/31/2029	423,000	436,772
NextEra Energy Capital Holdings, Inc.	4.685%	9/1/2027	312,000	315,076
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	398,000	399,964
NorthWestern Corp.†	5.073%	3/21/2030	1,848,000	1,896,212
NRG Energy, Inc.†	2.00%	12/2/2025	1,100,000	1,091,478
Pacific Gas & Electric Co.	3.15%	1/1/2026	826,592	821,696
Pacific Gas & Electric Co.	3.30%	12/1/2027	131,000	127,960
Pacific Gas & Electric Co.	5.45%	6/15/2027	145,000	147,264
Pinnacle West Capital Corp.	4.90%	5/15/2028	131,000	133,022
PSEG Power LLC†	5.20%	5/15/2030	331,000	340,741
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	320,000	331,890
System Energy Resources, Inc.	6.00%	4/15/2028	2,149,000	2,239,792
Vistra Operations Co. LLC†	3.70%	1/30/2027	304,000	301,166
Vistra Operations Co. LLC†	5.05%	12/30/2026	131,000	132,052
Total				18,524,850

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	548,000	553,982

Engineering & Construction 0.13%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	810,077

Environmental Control 0.21%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,360,393

Food 0.42%
Conagra Brands, Inc.	4.85%	11/1/2028	845,000	854,322
Mars, Inc.†	4.60%	3/1/2028	1,807,000	1,829,825
Total				2,684,147

Gas 0.34%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	966,851
National Fuel Gas Co.	5.50%	10/1/2026	241,000	243,591
Southwest Gas Corp.	5.80%	12/1/2027	883,000	910,082
Total				2,120,524

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.29%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	$389,000	$389,562
Solventum Corp.	5.40%	3/1/2029	869,000	906,267
Solventum Corp.	5.45%	2/25/2027	526,000	536,244
Total				1,832,073

Health Care-Services 1.13%
Beth Israel Lahey Health, Inc.(d)	4.717%	7/1/2030	1,299,000	1,312,674
Centene Corp.	2.45%	7/15/2028	713,000	659,173
Centene Corp.	4.25%	12/15/2027	2,302,000	2,249,466
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	265,000	270,628
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	2,439,000	2,551,625
UnitedHealth Group, Inc.	4.40%	6/15/2028	112,000	113,109
Total				7,156,675

Insurance 3.75%
AEGON Funding Co. LLC†(d)	5.50%	4/16/2027	1,693,000	1,721,128
Aon Corp.	8.205%	1/1/2027	503,000	526,933
Assurant, Inc.	4.90%	3/27/2028	899,000	911,878
Athene Global Funding†	4.95%	1/7/2027	344,000	347,040
Athene Global Funding†	5.516%	3/25/2027	525,000	534,218
Athene Global Funding†	5.583%	1/9/2029	2,838,000	2,938,337
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,738,267
Brighthouse Financial Global Funding†	2.00%	6/28/2028	1,505,000	1,401,657
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	671,864
Brown & Brown, Inc.	4.70%	6/23/2028	137,000	138,380
CNO Global Funding†	4.875%	12/10/2027	379,000	384,419
CNO Global Funding†	5.875%	6/4/2027	681,000	698,964
Corebridge Global Funding†	4.25%	8/21/2028	2,233,000	2,240,378
Corebridge Global Funding†	5.20%	1/12/2029	244,000	251,047
Corebridge Global Funding†	5.75%	7/2/2026	161,000	163,038
Equitable America Global Funding†	4.65%	6/9/2028	334,000	337,413
Equitable Financial Life Global Funding†	5.45%	3/3/2028	339,000	349,534
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,240,837
GA Global Funding Trust†	5.50%	1/8/2029	158,000	163,273
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	309,093
Jackson National Life Global Funding†	4.70%	6/5/2028	787,000	796,670
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	671,414
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	388,394
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,100,473

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
RGA Global Funding†	4.35%	8/25/2028	$2,233,000	$2,239,992
RGA Global Funding†	5.448%	5/24/2029	363,000	377,107
Sammons Financial Group Global Funding†	5.05%	1/10/2028	244,000	248,370
Sammons Financial Group Global Funding†	5.10%	12/10/2029	364,000	373,964
Western-Southern Global Funding†	4.50%	7/16/2028	460,000	463,319
Total				23,727,401

Internet 0.28%
Uber Technologies, Inc.†	4.50%	8/15/2029	1,787,000	1,788,907

Investment Companies 0.83%
Blackstone Private Credit Fund	4.95%	9/26/2027	786,000	789,685
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,287,803
Blue Owl Capital Corp.	2.625%	1/15/2027	1,494,000	1,449,256
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025	734,000	731,925
Total				5,258,669

Leisure Time 0.80%
Carnival Corp.†	4.00%	8/1/2028	1,950,000	1,916,402
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,025,000	1,004,969
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	2,150,000	2,168,894
Total				5,090,265

Lodging 0.12%
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	698,708
Las Vegas Sands Corp.	5.90%	6/1/2027	46,000	46,926
Total				745,634

Machinery: Construction & Mining 0.20%
Caterpillar Financial Services Corp.	4.40%	10/15/2027	1,242,000	1,254,907

Machinery-Diversified 0.41%
CNH Industrial Capital LLC	4.75%	3/21/2028	147,000	148,690
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,033,468
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	509,577
Regal Rexnord Corp.	6.30%	2/15/2030	869,000	921,115
Total				2,612,850

Media 0.17%
Fox Corp.	4.709%	1/25/2029	1,069,000	1,081,424

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 0.37%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	$200,000	$196,881
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	238,000	239,122
Glencore Funding LLC†	4.907%	4/1/2028	164,000	166,796
Glencore Funding LLC†	5.186%	4/1/2030	479,000	492,581
Glencore Funding LLC†	5.338%	4/4/2027	623,000	632,921
Glencore Funding LLC†	5.371%	4/4/2029	618,000	636,887
Total				2,365,188

Oil & Gas 2.42%
Antero Resources Corp.†	7.625%	2/1/2029	926,000	945,085
APA Corp.†	7.75%	12/15/2029	1,500,000	1,629,643
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,919,562
Continental Resources, Inc.	4.375%	1/15/2028	994,000	988,345
EQT Corp.†	3.125%	5/15/2026	729,000	720,661
EQT Corp.†	7.50%	6/1/2027	760,000	774,074
EQT Corp.†	7.50%	6/1/2030	267,000	294,641
HF Sinclair Corp.	5.00%	2/1/2028	913,000	913,785
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	223,326
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,566,169
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,300,389
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	500,000	513,306
Viper Energy Partners LLC	4.90%	8/1/2030	456,000	459,915
Vnom Sub, Inc.†	5.375%	11/1/2027	2,075,000	2,074,936
Total				15,323,837

Packaging & Containers 0.02%
Amcor Flexibles North America, Inc.(a)	4.80%	3/17/2028	148,000	149,846

Pharmaceuticals 0.41%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	200,000	199,284
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,155,046
Bayer U.S. Finance LLC†	6.375%	11/21/2030	200,000	214,679
Total				2,569,009

Pipelines 1.71%
DT Midstream, Inc.†	4.125%	6/15/2029	1,513,000	1,471,397
Energy Transfer LP†	5.625%	5/1/2027	806,000	806,074
Energy Transfer LP†	6.00%	2/1/2029	546,000	553,802
Kinder Morgan, Inc.	5.00%	2/1/2029	322,000	328,868
Sabal Trail Transmission LLC†	4.246%	5/1/2028	2,000,000	1,989,378

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	$465,000	$469,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	1,982,000	2,020,917
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,096,722
Western Midstream Operating LP	6.35%	1/15/2029	1,013,000	1,066,891
Total				10,803,242

REITS 1.49%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,074,126
American Tower Corp.	3.65%	3/15/2027	1,474,000	1,463,204
Crown Castle, Inc.	3.65%	9/1/2027	1,133,000	1,119,364
Crown Castle, Inc.	4.80%	9/1/2028	206,000	208,527
Crown Castle, Inc.	5.00%	1/11/2028	205,000	207,872
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	887,475
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,265,000	1,245,073
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	960,000	939,408
Regency Centers LP	2.95%	9/15/2029	891,000	849,343
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	494,298
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	408,320
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	553,205
Total				9,450,215

Semiconductors 0.40%
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,934,000	2,042,025
Microchip Technology, Inc.	5.05%	3/15/2029	465,000	474,297
Total				2,516,322

Software 0.47%
AppLovin Corp.	5.125%	12/1/2029	1,082,000	1,106,945
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	427,000	439,943
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,456,401
Total				3,003,289

Telecommunications 0.10%
Sprint Capital Corp.	6.875%	11/15/2028	568,000	611,157

Toys/Games/Hobbies 0.43%
Hasbro, Inc.	3.90%	11/19/2029	1,502,000	1,466,588
Mattel, Inc.†	3.375%	4/1/2026	1,250,000	1,240,215
Total				2,706,803

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.45%
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%		3/22/2028	$2,900,000	$2,855,442

Trucking & Leasing 0.03%
GATX Corp.	5.40%		3/15/2027	184,000	186,719

Water 0.20%
Essential Utilities, Inc.	4.80%		8/15/2027	1,236,000	1,249,851
Total Corporate Bonds (cost $240,715,320)					244,304,653

FLOATING RATE LOANS(f) 2.80%

Aerospace/Defense 0.32%
RTX Corp. Term Loan	5.591% (1 mo. USD Term SOFR + 1.13%)		11/6/2026	2,000,000	2,000,000

Chemicals 0.07%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.21% (1 mo. USD Term SOFR + 1.75%)		3/18/2027	450,000	445,500

Computers 0.47%
Hewlett Packard Enterprise Co. Delayed Draw Term Loan	5.577% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	781,000	784,905
Hewlett Packard Enterprise Co. Term Loan	–	(b)	9/12/2029	2,138,000	2,148,690	(g)
Total					2,933,595

Diversified Financial Services 0.11%
Delos Aircraft DAC Term Loan (Ireland)(c)	6.046% (3 mo. USD Term SOFR + 1.75%)		10/31/2027	706,701	710,234

Electronics 0.16%
Honeywell International, Inc. Term Loan A1	5.191% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	1,000,000	1,001,250

Health Care Products 0.14%
Solventum Corp. Term Loan	5.832% (1 mo. USD Term SOFR + 1.38%)		3/8/2027	887,000	888,109

Health Care Services 0.14%
IQVIA, Inc. 2022 Term Loan A2	5.549% - 5.67% (1 mo. USD Term SOFR + 1,25%) (3 mo. USD Term SOFR + 1,25%)		6/16/2027	894,737	895,301

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.58%
Diamondback E&P LLC Delayed Draw Term Loan	5.701% (1 mo. USD Term SOFR + 1.25%)	4/1/2027	$2,531,000	$2,534,164
Occidental Petroleum Corp. 2 Year Term Loan	6.082% (1 mo. USD Term SOFR + 1.63%)	12/29/2025	1,133,037	1,134,453
Total				3,668,617

Pharmaceuticals 0.17%
Cencora, Inc. Delayed Draw Term Loan	5.481% (1 mo. USD Term SOFR + 1.13%)	11/26/2027	1,083,333	1,080,625

Real Estate Investment Trusts 0.29%
Invitation Homes Operating Partnership LP 2024 Term Loan	5.307% (1 mo. USD Term SOFR + 0.85%)	9/9/2028	1,856,000	1,856,000

Regional 0.12%
Seminole Tribe of Florida 2022 Term Loan A	5.446% (3 mo. USD Term SOFR + 1.00%)	5/13/2027	777,778	775,833

Retail 0.23%
KFC Holding Co. 2021 Term Loan B	6.224% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	1,457,303	1,466,411
Total Floating Rate Loans (cost $17,681,445)				17,721,475

FOREIGN GOVERNMENT OBLIGATIONS 1.39%

Bermuda 0.56%
Bermuda Government International Bonds	3.717%	1/25/2027	3,600,000	3,567,420

Japan 0.27%
Development Bank of Japan, Inc.†(c)(d)	4.00%	8/28/2027	1,706,000	1,708,944

Kazakhstan 0.07%
Baiterek National Managing Holding JSC†(c)	5.45%	5/8/2028	436,000	443,496

Romania 0.41%
Romania Government International Bonds(c)	5.25%	11/25/2027	2,550,000	2,576,503

Saudi Arabia 0.08%
Saudi Government International Bonds†(c)	5.125%	1/13/2028	490,000	500,685
Total Foreign Government Obligations (cost $8,725,715)				8,797,048

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.95%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K100 Class A2	2.673%		9/25/2029	$6,290,000	$5,987,255
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(h)	1/16/2048	6,322	5,754
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $5,930,942)					5,993,009

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.14%
Federal National Mortgage Association	6.00%		10/1/2038 - 5/1/2039	4,233,538	4,409,931
Uniform Mortgage-Backed Security(i)	5.00%		TBA	2,629,000	2,655,270
Uniform Mortgage-Backed Security(i)	5.50%		TBA	11,304,000	11,553,983
Uniform Mortgage-Backed Security(i)	6.00%		TBA	1,237,000	1,277,064
Total Government Sponsored Enterprises Pass-Throughs (cost $19,848,222)					19,896,248

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.17%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,267,634	1,243,839
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	2,480,000	2,611,582
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	3,086,576
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,400,000	1,482,820
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	227,174	216,040
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,440,000	1,523,075
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,040,000	1,095,404
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	216,430	201,753
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,430,000	1,490,572
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,330,000	2,446,587
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(h)	8/15/2058	690,000	719,702
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	880,000	923,420
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,160,000	1,220,264
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.755% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	371,520	372,391
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	1,560,000	1,535,718
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,505,935
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(h)	5/25/2065	1,478	1,471

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.298% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	$345,503	$345,106
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.348% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	133,461	133,518
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	418,120	416,461
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	420,949
GS Mortgage Securities Trust Series 2016-GS4 Class A3	3.178%		11/10/2049	1,200,104	1,184,157
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	2,010,000	1,907,739
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	2,900,000	3,044,563
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(h)	3/15/2051	950,000	932,006
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,180,000	1,240,153
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,316,000	1,384,041
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,376,881)					32,685,842

U.S. TREASURY OBLIGATIONS 18.78%
U.S. Treasury Notes	3.75%		8/15/2027	14,275,000	14,305,669
U.S. Treasury Notes	3.875%		10/15/2027	14,479,900	14,555,127
U.S. Treasury Notes	4.00%		12/15/2027	20,511,500	20,693,780
U.S. Treasury Notes	4.00%		2/29/2028	17,498,000	17,668,195
U.S. Treasury Notes	4.125%		1/31/2027	13,632,000	13,701,225
U.S. Treasury Notes	4.25%		3/15/2027	16,649,000	16,781,672
U.S. Treasury Notes	4.625%		6/15/2027	20,754,000	21,096,117
Total U.S. Treasury Obligations (cost $117,843,135)					118,801,785
Total Long-Term Investments (cost $631,549,942)					637,336,073

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.86%

COMMERCIAL PAPER 1.25%

Leisure Time 0.02%
Harley-Davidson Financial Services, Inc.†	5.189%	9/12/2025	$125,000	$124,824

Pharmaceuticals 1.23%
CVS Health Corp.†	5.243%	9/30/2025	7,800,000	7,769,060
Total Commercial Paper (cost $7,892,762)				7,893,884

Time Deposits 0.06%
CitiBank N.A.(j) (cost $385,073)			385,073	385,073

			Shares

Money Market Funds 0.55%
Fidelity Government Portfolio(j) (cost $3,465,657)			3,465,657	3,465,657
Total Short-Term Investments (cost $11,743,492)				11,744,614
Total Investments in Securities 102.59% (cost $643,293,434)				649,080,687
Other Assets and Liabilities – Net(k) (2.59)%				(16,381,513)
Net Assets 100.00%				$632,699,174

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $250,888,733, which represents 39.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2025

Centrally Cleared Interest Rate Swap Contracts at August 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$43,600,000	$(795,598)	$(985,839)	$(1,781,437)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	8,700,000	–	(95,389)	(95,389)
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index	5/8/2029	7,390,000	–	(51,015)	(51,015)
Total					$(795,598)	$(1,132,243)	$(1,927,841)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	1,221	Long	$254,294,854	$254,626,195	$331,341

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2025	35	Short	$(3,816,557)	$(3,831,406)	$(14,849)

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$189,136,013	$–	$189,136,013
Corporate Bonds	–	244,304,653	–	244,304,653
Floating Rate Loans
Computers	–	784,905	2,148,690	2,933,595
Remaining Industries	–	14,787,880	–	14,787,880
Foreign Government Obligations	–	8,797,048	–	8,797,048
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,993,009	–	5,993,009
Government Sponsored Enterprises Pass-Throughs	–	19,896,248	–	19,896,248
Non-Agency Commercial Mortgage-Backed Securities	–	32,685,842	–	32,685,842
U.S. Treasury Obligations	–	118,801,785	–	118,801,785
Short-Term Investments
Commercial Paper	–	7,893,884	–	7,893,884
Time Deposits	–	385,073	–	385,073
Money Market Funds	3,465,657	–	–	3,465,657
Total	$3,465,657	$643,466,340	$2,148,690	$649,080,687

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,927,841)	–	(1,927,841)
Futures Contracts
Assets	331,341	–	–	331,341
Liabilities	(14,849)	–	–	(14,849)
Total	$316,492	$(1,927,841)	$–	$(1,611,349)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 103.63%

ASSET-BACKED SECURITIES 23.17%

Automobiles 8.54%
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	$18,800,000	$18,851,850
Ally Bank Auto Credit-Linked Notes Series 2025-A Class C†	4.844%		6/15/2033	25,750,000	25,821,482
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	42,559,063	42,705,390
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,735,938
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	313,078	313,348
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	20,250,000	20,411,415
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	39,019,000	39,417,548
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	23,069,497
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,902,468
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.448% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	22,543,190	22,613,660
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%		2/26/2029	22,660,000	22,924,637
BOF URSA VI Funding Trust I Series 2023-CAR2 Class A2†	5.542%		10/27/2031	13,665,401	13,741,742
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	45,983,867
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,282,793
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	2,480,235	2,441,143
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	50,998,001
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	47,211,000	47,663,310
Chase Auto Owner Trust Series 2024-2A Class A3†	5.52%		6/25/2029	15,125,000	15,343,124
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,361,935

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%	8/27/2029	$25,000,000	$25,043,108
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	82,698,252	83,761,478
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	44,402,003	44,703,186
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	113,992,000	114,934,953
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%	4/15/2031	9,000,000	9,117,371
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	7,883,000	8,059,849
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%	6/15/2034	42,940,000	43,823,276
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%	8/15/2028	37,225,000	37,312,509
Enterprise Fleet Financing LLC Series 2025-3 Class A2†	4.50%	4/20/2028	39,750,000	39,925,170
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%	3/22/2032	22,748,000	23,130,762
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	3,751,324	3,708,635
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	40,288,525
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	23,480,000	24,080,534
Exeter Automobile Receivables Trust Series 2024-2A Class D	5.92%	2/15/2030	10,950,000	11,223,226
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	35,643,000	36,570,862
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%	12/16/2030	11,000,000	11,298,591
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%	7/15/2031	29,455,000	30,434,049
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	4,252,760	4,257,548
Ford Credit Auto Lease Trust Series 2025-A Class A3	4.72%	6/15/2028	69,650,000	70,326,859
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	60,000,000	59,793,276
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	45,265,531	45,752,494

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%	5/15/2028	$13,015,000	$12,889,206
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	7,364,000	7,604,299
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%	1/16/2029	19,841,000	19,961,147
GLS Auto Receivables Issuer Trust Series 2025-3A Class C†	4.69%	5/15/2031	30,000,000	30,183,651
GM Financial Automobile Leasing Trust Series 2025-1 Class A3	4.66%	2/21/2028	46,120,000	46,496,468
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	116,909,202
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	75,201,000	75,909,047
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	33,054,027	33,551,916
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	25,781,798	25,991,337
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	66,550,000	67,216,106
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	83,420,000	84,001,246
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	20,593,367	20,602,115
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	20,067,272
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	23,320,000	23,649,010
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	84,634,730	85,304,529
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	69,730,000	70,227,468
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	103,390,000	104,677,495
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	53,240,000	53,613,649
Nissan Auto Lease Trust Series 2025-B Class C	4.81%	11/15/2029	10,000,000	10,064,712
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	34,412,462	34,688,422
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	27,765,000	28,087,124
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	4,357,997	4,365,939
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	29,885,332	30,174,153

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	$27,322,295	$27,431,655
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	4,416,982	4,421,834
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	2,592,262	2,593,740
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	16,550,000	16,758,614
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	72,424,079	72,761,257
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	24,150,000	24,544,766
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	29,155,000	30,295,812
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,279,797
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	25,690,000	25,965,322
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	58,500,000	58,653,685
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,605,000	65,921,374
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	65,000,000	65,268,027
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,620,000	31,973,255
Santander Drive Auto Receivables Trust Series 2025-2 Class A2	4.71%	6/15/2028	25,653,863	25,704,453
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	51,580,000	51,747,460
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	67,042,000	67,432,935
SBNA Auto Lease Trust Series 2024-C Class A3†	4.56%	2/22/2028	32,858,000	32,936,994
SCCU Auto Receivables Trust Series 2025-1A Class A3†	4.57%	1/15/2031	16,500,000	16,643,105
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	35,483,549	35,734,666
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	30,000,166	30,172,811
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	45,570,000	46,094,903

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	$42,850,000	$43,158,717
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	65,175,000	65,471,761
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	49,500,000	50,003,296
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	77,510,000	78,204,738
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	4,195,838	4,195,922
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	8,500,000	8,741,964
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	21,291,488	21,320,159
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	15,003,000	15,471,872
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,527,542
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,623,848
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,405,470
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,000,000	32,181,818
Westlake Automobile Receivables Trust Series 2025-2A Class A3†	4.51%	5/15/2029	24,000,000	24,128,443
Westlake Automobile Receivables Trust Series 2025-2A Class C†	4.85%	1/15/2031	31,400,000	31,682,305
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	72,105,000	72,441,802
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	56,085,000	56,580,017
World Omni Select Auto Trust Series 2023-A Class C	6.00%	1/16/2029	25,000,000	25,427,387
Total				3,675,268,448

Credit Card 0.72%
American Express Credit Account Master Trust Series 2025-4 Class A	4.30%	7/15/2030	33,055,000	33,484,834
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	20,402,000	20,826,868
First National Master Notes Trust Series 2025-1 Class A	4.85%	2/15/2030	36,580,000	37,343,600

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$92,200,000	$92,107,800	(a)
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	37,373,652	37,003,306
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	41,992,000	42,474,324
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	43,450,000	44,412,591
Total					307,653,323

Other 13.63%
ACREC Ltd. Series 2021-FL1 Class A†	5.624% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	17,479,012	17,480,359
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	69,512,509
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	94,355,000	94,433,126
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	74,007,801
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	33,038,120
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,765,000	16,790,461
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	65,727,000	66,262,189
AGL CLO 14 Ltd. Series 2021-14A Class AR†	5.456% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	15,000,000	15,027,060
AGL CLO 17 Ltd. Series 2022-17A Class AR†	5.276% (3 mo. USD Term SOFR + 0.95%)	#	1/21/2035	8,700,000	8,704,863
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	5.375% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2035	93,280,000	93,349,960
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	5.668% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	31,440,000	31,493,228
AMMC CLO 27 Ltd. Series 2022-27A Class A1R†	5.406% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2037	79,500,000	79,294,811
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.276% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	30,771,975	30,713,109

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2018-2A Class BR3†	5.576% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2031	$16,500,000	$16,512,788
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	5.549% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	78,130,000	78,178,909
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	5.679% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	54,433,191	54,545,432
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	5,184,644	5,060,173
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	14,887,661	13,839,025
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.694% (1 mo. USD Term SOFR + 1.35%)	#	8/20/2042	34,750,000	34,728,952
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.548% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	3,956,525	3,956,750
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.793% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	25,101,298	25,121,518
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.509% (3 mo. USD Term SOFR + 1.18%)	#	7/18/2034	169,475,000	169,166,047
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.356% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	10,000,000	10,012,500
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	5.335% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	143,680,000	143,750,403
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.269% (3 mo. USD Term SOFR + 0.94%)	#	4/18/2034	30,200,000	30,208,486
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.379% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	38,210,000	38,270,792
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	5.609% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	78,391,469	78,426,432
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.604% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	9,000,000	9,018,027

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.312% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	$85,913,040	$85,965,705
Barings CLO Ltd. Series 2021-3A Class AR†	5.459% (3 mo. USD Term SOFR + 1.13%)	#	1/18/2035	71,770,000	71,806,603
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.276% (3 mo. USD Term SOFR + 0.95%)	#	7/20/2033	53,880,000	53,694,222
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.914% (3 mo. USD Term SOFR + 1.60%)	#	7/15/2031	20,000,000	20,022,580
BDS LLC Series 2025-FL15 Class A†	5.70% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	46,140,000	46,211,923
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.569% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	54,530,000	54,286,305
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	5.798% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	12,002,357	12,003,598
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.818% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	12,750,000	12,768,908
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.348% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	17,350,000	17,257,715
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.567% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	22,529,201	22,557,272
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	8,000,000	8,004,408
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	5.429% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	106,000,000	106,063,918
CarVal CLO I Ltd. Series 2018-1A Class AR†	5.548% (3 mo. USD Term SOFR + 1.23%)	#	7/16/2031	7,580,881	7,592,032
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.726% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2032	16,000,000	15,986,800
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.462% (3 mo. USD Term SOFR + 1.20%)	#	4/25/2034	55,590,000	55,617,072

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	1/20/2031	$31,370,000	$31,387,724
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.126% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031	15,112,000	15,091,720
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,215,000	28,479,025
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	46,190,000	46,951,424
Clover CLO LLC Series 2021-3A Class AR†	5.389% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035	46,460,000	46,487,597
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.426% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	98,430,000	98,027,126
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	10,670,000	10,783,027
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.494% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	95,700,000	95,893,888
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.396% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	105,530,000	105,657,375
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.453% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	124,920,000	124,959,350
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	5.244% (3 mo. USD Term SOFR + 1.04%)	#	8/20/2034	69,410,000	69,426,589
Flatiron CLO 28 Ltd. Series 2024-1A Class A1†	5.638% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2036	15,750,000	15,750,788
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.228% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	34,000,000	33,976,846
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.738% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	18,320,000	18,342,633
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	5.374% (3 mo. USD Term SOFR + 1.17%)	#	11/22/2031	2,550,414	2,551,672

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059	$7,913,190	$7,936,943
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.498% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	5,332,049	5,328,969
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	5.766% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031	10,215,777	10,216,319
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.474% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	3,091,713	3,088,296
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	55,480,000	55,770,604
HPS Loan Management Ltd. Series 2021-16A Class A1R†	5.37% (3 mo. USD Term SOFR + 1.11%)	#	1/23/2035	112,575,000	112,653,915
KKR CLO 15 Ltd. Series 15 Class BR2†	5.879% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	7,890,000	7,895,026
KKR CLO 23 Ltd. Series 23 Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	17,910,000	17,927,176
KKR CLO 23 Ltd. Series 23 Class CR†	6.226% (3 mo. USD Term SOFR + 1.90%)	#	10/20/2031	7,750,000	7,758,091
KKR CLO 24 Ltd. Series 24 Class A1R†	5.667% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	83,970,988	84,059,409
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	6.068% (3 mo. USD Term SOFR + 1.75%)	#	1/15/2036	6,000,000	6,010,908
LCM 33 Ltd. Series 33A Class AR†	5.489% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	65,550,000	65,598,835
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	133,310,750
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	33,289,558
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	32,902,000	33,365,260
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.893% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	33,086,938	33,105,162
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.745% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	48,000,000	48,041,623
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	21,170,435
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.594% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	75,370,000	75,404,143

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	5.292% (3 mo. USD Term SOFR + 0.96%)	#	10/22/2030	$150,543,666	$150,688,187
Madison Park Funding XXI Ltd. Series 2016-21A Class AARR†	5.659% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2032	19,451,167	19,462,915
Madison Park Funding XXXV Ltd. Series 2019-35A Class A1R†	5.577% (3 mo. USD Term SOFR + 1.25%)	#	4/20/2032	12,780,183	12,804,734
Marathon CLO XIII Ltd. Series 2019-1A Class AAR2†	5.518% (3 mo. USD Term SOFR + 1.20%)	#	4/15/2032	36,843,477	36,852,688
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	66,982,439
MF1 LLC Series 2022-FL9 Class A†	6.503% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	38,310,428	38,324,677
MF1 Ltd. Series 2021-FL7 Class A†	5.554% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	9,844,428	9,839,815
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.999% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	33,300,000	33,367,632
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.569% (3 mo. USD Term SOFR + 1.25%)	#	7/23/2036	70,945,000	71,067,948
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.599% (3 mo. USD Term SOFR + 1.28%)	#	10/23/2036	96,990,000	97,208,227
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.675% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	3,500,795	3,503,574
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	34,265,000	34,367,840
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	5.408% (3 mo. USD Term SOFR + 1.09%)	#	10/15/2033	140,660,000	140,868,317
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.474% (3 mo. USD Term SOFR + 1.15%)	#	10/15/2034	71,500,000	71,593,165
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†(b)	–	(c)	4/15/2035	74,870,000	74,926,153
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	74,288,176
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,804,166

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	$18,050,000	$17,389,588
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	49,906,664	50,124,856
Parallel Ltd. Series 2021-1A Class BR†	5.968% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	18,950,000	18,932,395
Parallel Ltd. Series 2023-1A Class A1R†	5.716% (3 mo. USD Term SOFR + 1.39%)	#	7/20/2036	106,700,000	106,960,561
PEAC Solutions Receivables LLC Series 2025-1A Class A3†	5.04%		7/20/2032	36,235,000	36,993,978
PFP Ltd. Series 2025-12 Class A†	5.843% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	79,320,000	79,691,995
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	40,045,000	40,355,845
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.125% (3 mo. USD Term SOFR + 0.94%)	#	5/18/2034	25,325,000	25,331,736
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	12,850,000	12,856,412
Romark CLO Ltd. Series 2017-1A Class A1R†	5.611% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	9,453,358	9,460,978
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	44,881,857	44,636,797
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	7,180,000	7,367,688
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,755,234
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,783,000	6,695,688
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	5.526% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2034	24,740,000	24,768,451
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	5.746% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	71,860,000	72,007,600
Symphony CLO XVIII Ltd. Series 2016-18A Class AR4†	5.506% (3 mo. USD Term SOFR + 1.23%)	#	10/23/2037	26,980,000	27,000,235
Thayer Park CLO Ltd. Series 2017-1A Class A1R†	5.627% (3 mo. USD Term SOFR + 1.30%)	#	4/20/2034	10,000,000	10,022,610
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.576% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	77,860,000	77,838,355

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	5.379% (3 mo. USD Term SOFR + 1.06%)	#	1/25/2035	$2,060,000	$2,058,937
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	5.309% (3 mo. USD Term SOFR + 1.05%)	#	4/25/2033	53,780,000	53,816,947
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	5.546% (3 mo. USD Term SOFR + 1.22%)	#	1/20/2035	20,670,000	20,697,326
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.366% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	33,750,000	33,774,739
Trysail CLO Ltd. Series 2021-1A Class A1†	5.907% (3 mo. USD Term SOFR + 1.58%)	#	7/20/2032	76,201,072	76,089,894
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	34,296,769	34,438,830
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.639% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	22,823,521	22,837,580
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	5.552% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2035	56,840,000	56,868,249
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,189,000	41,751,106
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	57,150,000	58,618,149
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	24,075,000	24,302,817
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	65,073,053
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	4/20/2034	9,450,000	9,465,593
Wellfleet CLO Ltd. Series 2020-1A Class A1AR†	5.518% (3 mo. USD Term SOFR + 1.20%)	#	4/15/2033	8,846,354	8,857,766
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.976% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	3,580,000	3,588,012
Wellfleet CLO Ltd. Series 2021-3A Class AR†	5.519% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2035	92,810,000	92,911,998
Wind River CLO Ltd. Series 2022-1A Class AR†	5.676% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2035	164,600,000	164,716,701
Total					5,860,450,449

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Student Loan 0.28%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%	10/15/2069	$56,254,830	$51,446,611
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%	7/15/2070	52,525,472	48,087,233
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%	4/20/2062	22,180,940	20,927,189
Total				120,461,033
Total Asset-Backed Securities (cost $9,951,971,768)				9,963,833,253

CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $41,191,648)	Zero Coupon	5/1/2026	42,659,000	41,325,123

CORPORATE BONDS 54.14%

Aerospace/Defense 1.67%
ATI, Inc.	5.875%	12/1/2027	34,710,000	34,772,853
Boeing Co.	2.196%	2/4/2026	166,439,000	164,865,529
Boeing Co.(d)	2.25%	6/15/2026	20,418,000	20,086,112
Boeing Co.	2.70%	2/1/2027	31,410,000	30,721,106
Boeing Co.	3.20%	3/1/2029	21,366,000	20,555,586
Boeing Co.	3.25%	2/1/2028	45,505,000	44,459,206
Boeing Co.	5.04%	5/1/2027	20,038,000	20,232,289
Boeing Co.	5.15%	5/1/2030	20,632,000	21,170,341
Boeing Co.	6.259%	5/1/2027	51,466,000	52,982,852
Boeing Co.	6.298%	5/1/2029	63,282,000	67,228,734
Bombardier, Inc. (Canada)†(e)	7.125%	6/15/2026	25,161,000	25,299,058
Bombardier, Inc. (Canada)†(d)(e)	7.875%	4/15/2027	9,732,000	9,797,915
Rolls-Royce PLC (United Kingdom)†(e)	3.625%	10/14/2025	11,568,000	11,556,337
Spirit AeroSystems, Inc.	3.85%	6/15/2026	20,922,000	20,766,303
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	37,998,000	40,234,866
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	53,394,000	58,870,622
TransDigm, Inc.†	6.75%	8/15/2028	70,392,000	72,453,594
Total				716,053,303

Agriculture 0.73%
Bunge Ltd. Finance Corp.	2.00%	4/21/2026	47,780,000	47,019,692
Bunge Ltd. Finance Corp.	4.90%	4/21/2027	51,875,000	52,363,818
Imperial Brands Finance PLC (United Kingdom)†(e)	3.50%	7/26/2026	2,199,000	2,180,811
Imperial Brands Finance PLC (United Kingdom)†(e)	4.50%	6/30/2028	15,495,000	15,598,510

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture (continued)
Imperial Brands Finance PLC (United Kingdom)†(e)	5.50%		2/1/2030	$34,448,000	$35,697,847
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%		7/27/2027	93,025,000	96,107,075
Japan Tobacco, Inc. (Japan)†(e)	5.25%		6/15/2030	62,276,000	64,715,972
Total					313,683,725

Airlines 0.48%
Air Canada (Canada)†(e)	3.875%		8/15/2026	62,132,000	61,421,514
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	19,837,681	19,889,537
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.021%		10/20/2029	15,559,000	15,593,680
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	1,232,107	1,230,718
United Airlines Pass-Through Trust Class AA	3.45%		6/1/2029	6,424,300	6,275,925
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	30,278,442	31,020,107
United Airlines, Inc.†	4.375%		4/15/2026	70,662,000	70,474,674
Total					205,906,155

Auto Manufacturers 2.62%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	74,461,000	72,992,596
Ford Motor Credit Co. LLC	3.375%		11/13/2025	90,599,000	90,306,179
Ford Motor Credit Co. LLC	5.125%		11/5/2026	135,435,000	135,710,758
Ford Motor Credit Co. LLC	5.303%		9/6/2029	64,994,000	64,558,183
Ford Motor Credit Co. LLC	5.80%		3/8/2029	64,650,000	65,391,390
Ford Motor Credit Co. LLC	5.85%		5/17/2027	39,899,000	40,315,964
Ford Motor Credit Co. LLC	6.95%		3/6/2026	10,224,000	10,308,617
Ford Motor Credit Co. LLC	6.95%		6/10/2026	30,378,000	30,781,653
Ford Motor Credit Co. LLC	7.35%		11/4/2027	36,924,000	38,453,937
General Motors Co.(d)	5.35%		4/15/2028	16,342,000	16,713,553
General Motors Financial Co., Inc.	5.00%		7/15/2027	23,184,000	23,452,606
General Motors Financial Co., Inc.	5.40%		5/8/2027	8,286,000	8,428,585
General Motors Financial Co., Inc.	5.55%		7/15/2029	47,067,000	48,543,821
General Motors Financial Co., Inc.	5.65%		1/17/2029	14,500,000	14,958,501
General Motors Financial Co., Inc.	5.653% (SOFR + 1.29%)	#	1/7/2030	23,103,000	22,898,797
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	39,572,905
Hyundai Capital America†	4.875%		6/23/2027	27,940,000	28,193,262
Hyundai Capital America†	4.90%		6/23/2028	39,232,000	39,758,231
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	24,215,042
Hyundai Capital America†	6.10%		9/21/2028	35,000,000	36,639,462
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	11,755,000	11,312,394
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	35,001,000	34,342,033

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd. (Japan)†(e)	3.522%		9/17/2025	$36,159,000	$36,189,012
Stellantis Finance U.S., Inc.†	5.35%		3/17/2028	32,151,000	32,495,693
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	19,838,000	19,950,004
Volkswagen Group of America Finance LLC†	4.95%		3/25/2027	37,499,000	37,766,000
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	63,166,000	63,921,788
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	39,108,000	39,802,650
Total					1,127,973,616

Auto Parts & Equipment 0.45%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	118,654,000	119,375,654
ZF North America Capital, Inc.†	6.875%		4/14/2028	73,232,000	74,230,518
Total					193,606,172

Banks 9.00%
ABN AMRO Bank NV (Netherlands)†(e)	4.80%		4/18/2026	48,000,000	48,080,072
AIB Group PLC (Ireland)†(e)	5.32% (SOFR + 1.65%)	#	5/15/2031	10,053,000	10,327,113
AIB Group PLC (Ireland)†(e)	6.608% (SOFR + 2.33%)	#	9/13/2029	73,907,000	78,643,842
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(e)	5.875%		5/7/2030	34,243,000	35,287,411
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	139,211,000	135,621,462
Bank of Ireland Group PLC (Ireland)†(e)	5.601% (SOFR + 1.62%)	#	3/20/2030	55,106,000	57,268,384
Barclays PLC (United Kingdom)(e)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	22,017,000	21,484,161
Barclays PLC (United Kingdom)(e)	4.836%		5/9/2028	10,192,000	10,244,700
Barclays PLC (United Kingdom)(e)	5.367% (SOFR + 1.23%)	#	2/25/2031	27,713,000	28,592,057
Barclays PLC (United Kingdom)(e)	6.496% (SOFR + 1.88%)	#	9/13/2027	69,331,000	70,788,449
Barclays PLC (United Kingdom)(e)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	32,267,199
BNP Paribas SA (France)†(e)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,783,389	34,951,925
BNP Paribas SA (France)†(e)	2.591% (SOFR + 1.23%)	#	1/20/2028	150,439,000	146,863,307
BNP Paribas SA (France)†(e)	4.375%		5/12/2026	11,186,000	11,168,552

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(e)	5.283% (SOFR + 1.28%)	#	11/19/2030	$15,214,000	$15,592,804
BPCE SA (France)†(e)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,834,000	21,250,948
BPCE SA (France)†(e)	4.875%		4/1/2026	22,232,000	22,256,901
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028	28,430,000	29,098,906
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	17,272,000	17,172,212
Citigroup, Inc.	4.643% (SOFR + 1.14%)	#	5/7/2028	78,925,000	79,375,595
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	97,986,000	99,281,417
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	79,375,000	81,467,683
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	71,051,000	71,434,486
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	36,493,000	37,319,472
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	65,099,000	67,718,854
Danske Bank AS (Denmark)†(e)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	46,515,000	46,483,309
Danske Bank AS (Denmark)†(e)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	84,056,000	84,094,308
Danske Bank AS (Denmark)†(e)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	32,816,000	33,062,538
Federation des Caisses Desjardins du Quebec (Canada)†(e)	4.565%		8/26/2030	14,691,000	14,776,193
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	80,856,000	82,043,134
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	32,102,000	33,071,666
Freedom Mortgage Corp.†	12.00%		10/1/2028	90,649,000	97,000,322
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	89,929,000	87,589,805
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	40,000,000	39,063,298
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	87,177,000	87,249,898
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	33,110,000	33,462,716

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	$16,537,000	$17,045,586
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	39,256,000	40,541,201
HSBC Holdings PLC (United Kingdom)(e)	4.899% (SOFR + 1.03%)	#	3/3/2029	42,494,000	43,109,016
HSBC Holdings PLC (United Kingdom)(e)	5.597% (SOFR + 1.06%)	#	5/17/2028	56,081,000	57,270,539
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	14,864,000	14,911,683
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026	100,244,000	100,479,251
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%)	#	5/13/2031	29,887,000	27,908,265
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	10,000,000	10,125,671
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	12,386,000	12,689,126
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	52,266,000	53,877,049
KeyCorp(d)	5.121% (SOFR + 1.23%)	#	4/4/2031	15,829,000	16,196,143
Lloyds Banking Group PLC (United Kingdom)(e)	4.582%		12/10/2025	18,348,000	18,340,482
Lloyds Banking Group PLC (United Kingdom)(e)	4.65%		3/24/2026	29,589,000	29,589,060
Lloyds Banking Group PLC (United Kingdom)(e)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	41,528,000	42,118,917
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	43,909,123
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030	23,243,000	22,182,527
Macquarie Group Ltd. (Australia)†(e)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	38,587,000	38,086,501
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	5,565,000	5,590,520
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	39,185,000	39,918,057
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	24,450,000	25,053,148
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	32,969,088
Morgan Stanley	5.173% (SOFR + 1.45%)	#	1/16/2030	4,350,000	4,472,379
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	41,687,037

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	$15,064,000	$15,280,304
NatWest Group PLC (United Kingdom)(e)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	12,929,000	13,206,464
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%)	#	5/13/2031	32,881,000	33,564,804
Santander U.K. Group Holdings PLC (United Kingdom)(e)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	36,736,571
Santander U.K. Group Holdings PLC (United Kingdom)†(d)(e)	4.75%		9/15/2025	42,889,000	42,877,924
Santander U.K. Group Holdings PLC (United Kingdom)(e)	6.534% (SOFR + 2.60%)	#	1/10/2029	90,734,000	95,075,575
Societe Generale SA (France)†(e)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	22,305,000	21,837,568
Societe Generale SA (France)†(e)	5.25%		2/19/2027	70,472,000	71,201,917
Standard Chartered PLC (United Kingdom)†(e)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	29,535,000	30,171,181
Standard Chartered PLC (United Kingdom)†(e)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	40,593,000	41,910,317
Synchrony Bank	5.625%		8/23/2027	17,509,000	17,907,141
Synovus Bank	4.00% (5 yr. CMT + 3.63%)	#	10/29/2030	23,310,000	23,170,465
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	23,827,000	24,705,492
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	41,453,000	41,749,866
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	103,708,000	106,424,231
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	41,292,000	42,491,533
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	18,342,000	18,978,623
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	30,609,000	31,899,542
UBS Group AG (Switzerland)†(e)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	31,282,392
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	57,857,000	57,317,082
UBS Group AG (Switzerland)†(e)	4.253%		3/23/2028	28,073,000	28,025,468

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(e)	4.282%		1/9/2028	$11,042,000	$11,031,497
UBS Group AG (Switzerland)†(e)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,512,896
UBS Group AG (Switzerland)†(e)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	10,075,796
UBS Group AG (Switzerland)†(e)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	31,428,000	32,473,213
UBS Group AG (Switzerland)†(e)	6.442% (SOFR + 3.70%)	#	8/11/2028	30,943,000	32,171,522
UniCredit SpA (Italy)†(e)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	35,554,000	35,511,298
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	16,400,000	16,226,952
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	47,835,000	48,354,841
Wells Fargo & Co.	4.97% (SOFR + 1.37%)	#	4/23/2029	31,767,000	32,373,723
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	60,922,000	62,763,249
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	76,839,422
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	31,837,000	33,753,578
Total					3,869,427,915

Beverages 0.29%
Bacardi Ltd.†	4.70%		5/15/2028	19,219,000	19,384,255
Bacardi-Martini BV (Netherlands)†(e)	5.55%		2/1/2030	40,549,000	42,032,525
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%		4/27/2029	15,615,000	15,267,724
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	29,985,000	29,960,713
Keurig Dr. Pepper, Inc.	5.10%		3/15/2027	19,540,000	19,731,506
Total					126,376,723

Biotechnology 0.35%
Amgen, Inc.	5.507%		3/2/2026	26,424,000	26,426,841
Illumina, Inc.	2.55%		3/23/2031	8,600,000	7,664,485
Illumina, Inc.	4.65%		9/9/2026	26,121,000	26,195,752
Illumina, Inc.	5.75%		12/13/2027	63,913,000	65,784,619
Royalty Pharma PLC	5.15%		9/2/2029	24,095,000	24,761,110
Total					150,832,807

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.32%
Celanese U.S. Holdings LLC	6.665%	7/15/2027	$64,227,000	$66,132,808
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	37,122,000	37,013,142
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.25%	2/13/2030	22,470,000	23,106,780
OCP SA (Malaysia)(e)	4.50%	10/22/2025	8,100,000	8,098,390
OCP SA (Malaysia)(e)	4.50%	10/22/2025	2,000,000	1,999,603
Total				136,350,723

Commercial Services 1.06%
Block, Inc.	2.75%	6/1/2026	62,057,000	61,045,260
GEO Group, Inc.	8.625%	4/15/2029	35,750,000	37,831,758
Graham Holdings Co.†	5.75%	6/1/2026	13,329,000	13,279,266
GXO Logistics, Inc.	6.25%	5/6/2029	72,957,000	76,551,258
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026	1,295,000	1,301,751
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028	35,760,000	35,782,146
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	39,274,000	40,017,024
Triton Container International Ltd.†	2.05%	4/15/2026	56,086,000	55,068,876
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	136,044,000	136,092,282
Total				456,969,621

Computers 0.34%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	10,695,000	10,471,123
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	51,889,000	48,944,346
Gartner, Inc.†	4.50%	7/1/2028	86,313,000	85,348,478
Total				144,763,947

Cosmetics/Personal Care 0.03%
Coty, Inc.†(d)	5.00%	4/15/2026	12,575,000	12,509,440

Diversified Financial Services 4.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	9/10/2029	33,329,000	33,616,587
AG Issuer LLC†	6.25%	3/1/2028	5,514,000	5,528,910
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	75,926,000	77,986,935
Aircastle Ltd.†	5.95%	2/15/2029	32,497,000	33,921,425
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	18,811,000	18,971,301
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	10,533,000	10,755,419
Ally Financial, Inc.	5.75%	11/20/2025	142,452,000	142,679,943
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	26,731,000	27,255,889
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	30,337,000	31,072,966

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	5.375%	7/15/2029	$21,957,000	$22,547,172
Aviation Capital Group LLC†	6.25%	4/15/2028	30,432,000	31,798,808
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%	2/21/2026	11,308,000	11,175,116
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%	11/18/2027	33,692,000	32,357,251
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.75%	2/21/2028	46,867,000	44,936,171
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.25%	2/15/2027	21,656,000	21,271,739
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.95%	1/15/2028	32,146,000	32,485,169
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%	1/15/2026	20,268,000	20,303,078
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	3/1/2029	61,712,000	63,940,261
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	11/15/2029	68,703,000	71,385,351
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	15,827,000	16,559,766
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	55,047,000	58,863,299
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	42,624,000	43,631,989
GGAM Finance Ltd. (Ireland)†(e)	7.75%	5/15/2026	47,861,000	48,063,069
GGAM Finance Ltd. (Ireland)†(e)	8.00%	2/15/2027	33,937,000	34,835,923
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	67,366,000	65,109,434
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	57,034,000	57,103,011
LPL Holdings, Inc.†	4.00%	3/15/2029	88,110,000	86,161,804
LPL Holdings, Inc.†	4.625%	11/15/2027	13,040,000	13,050,294
LPL Holdings, Inc.	4.90%	4/3/2028	19,338,000	19,594,443
LPL Holdings, Inc.	5.15%	6/15/2030	28,602,000	29,235,358
LPL Holdings, Inc.	5.20%	3/15/2030	12,243,000	12,532,858
LPL Holdings, Inc.	5.70%	5/20/2027	16,168,000	16,487,156
LPL Holdings, Inc.	6.75%	11/17/2028	45,532,000	48,755,953
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%	3/17/2030	10,942,000	11,091,927
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%	3/26/2029	47,169,000	49,647,731
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	8.125%	3/30/2029	66,055,000	68,905,405
Nationstar Mortgage Holdings, Inc.†	5.00%	2/1/2026	67,030,000	66,927,632
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	64,032,000	63,943,162
Navient Corp.	4.875%	3/15/2028	2,000,000	1,962,889
Navient Corp.	5.00%	3/15/2027	14,660,000	14,562,866
Navient Corp.	6.75%	6/15/2026	18,065,000	18,273,831
Rocket Cos., Inc.†	6.125%	8/1/2030	42,770,000	44,037,061
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%	10/15/2026	139,385,000	136,525,210
SLM Corp.	3.125%	11/2/2026	19,870,000	19,494,093

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Synchrony Financial	3.70%		8/4/2026	$15,918,000	$15,807,241
Synchrony Financial	3.95%		12/1/2027	26,175,000	25,832,399
Synchrony Financial	5.019% (SOFR + 1.40%)	#	7/29/2029	23,026,000	23,194,517
United Wholesale Mortgage LLC†	5.50%		11/15/2025	44,386,000	44,433,284
United Wholesale Mortgage LLC†	5.75%		6/15/2027	9,093,000	9,089,182
Total					1,897,702,278

Electric 3.21%
AES Corp.	5.45%		6/1/2028	61,750,000	63,221,325
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	59,918,487
Algonquin Power & Utilities Corp. (Canada)(e)	5.365%	(f)	6/15/2026	68,347,000	68,853,103
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,706,034
Ameren Corp.	5.00%		1/15/2029	14,643,000	14,976,785
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028	12,691,000	12,699,411
Black Hills Corp.	5.95%		3/15/2028	36,563,000	38,049,628
Calpine Corp.†	5.125%		3/15/2028	43,368,000	43,363,303
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	36,989,000	37,636,374
CenterPoint Energy, Inc.	5.40%		6/1/2029	12,678,000	13,143,239
Comision Federal de Electricidad (Mexico)†(e)	4.688%		5/15/2029	37,222,000	36,509,893
Comision Federal de Electricidad (Mexico)(e)	5.70%		1/24/2030	28,058,000	28,265,068
DTE Energy Co.	5.10%		3/1/2029	34,800,000	35,710,836
Electricite de France SA (France)†(e)	5.70%		5/23/2028	98,145,000	101,593,300
Enel Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	42,961,000	44,053,417
Engie SA (France)†(e)	5.25%		4/10/2029	21,027,000	21,652,803
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	24,283,595
Eversource Energy	5.95%		2/1/2029	33,504,000	35,169,638
Fells Point Funding Trust†	3.046%		1/31/2027	114,348,000	112,439,368
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	26,001,612
Liberty Utilities Co.†	5.577%		1/31/2029	51,528,000	53,205,655
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	27,528,000	27,663,811
NRG Energy, Inc.†	2.00%		12/2/2025	13,293,000	13,190,013
Ohio Edison Co.†	4.95%		12/15/2029	8,185,000	8,376,643
Pacific Gas & Electric Co.	3.15%		1/1/2026	97,365,878	96,789,113
Pacific Gas & Electric Co.	3.30%		12/1/2027	33,877,000	33,090,759
Pacific Gas & Electric Co.	5.00%		6/4/2028	11,338,000	11,505,249
Pacific Gas & Electric Co.	5.306% (SOFR + 0.95%)	#	9/4/2025	48,671,000	48,672,552

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	5.45%	6/15/2027	$15,023,000	$15,257,573
Pacific Gas & Electric Co.	5.55%	5/15/2029	28,749,000	29,572,871
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	31,575,137
Pinnacle West Capital Corp.	4.90%	5/15/2028	9,393,000	9,537,980
PSEG Power LLC†	5.20%	5/15/2030	23,768,000	24,467,499
Terraform Global Operating LP†(d)	6.125%	3/1/2026	8,301,000	8,285,440
Trans-Allegheny Interstate Line Co.†	5.00%	1/15/2031	8,269,000	8,476,276
TransAlta Corp. (Canada)(e)	7.75%	11/15/2029	6,790,000	7,063,834
Vistra Operations Co. LLC†	3.70%	1/30/2027	39,766,000	39,395,251
Vistra Operations Co. LLC†	5.05%	12/30/2026	10,942,000	11,029,908
Vistra Operations Co. LLC†	5.50%	9/1/2026	32,424,000	32,396,887
Vistra Operations Co. LLC†	5.625%	2/15/2027	39,627,000	39,667,816
Total				1,382,467,486

Electrical Components & Equipment 0.12%
Energizer Holdings, Inc.†	6.50%	12/31/2027	9,880,000	9,977,170
Molex Electronic Technologies LLC†	4.75%	4/30/2028	39,086,000	39,512,684
Total				49,489,854

Energy-Alternate Sources 0.11%
Greenko Dutch BV (Netherlands)†(e)	3.85%	3/29/2026	29,180,800	28,861,089
Greenko Dutch BV (Netherlands)(e)	3.85%	3/29/2026	17,199,600	17,011,158
Total				45,872,247

Engineering & Construction 0.35%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	52,295,000	55,160,159
MasTec, Inc.†	4.50%	8/15/2028	56,222,000	55,909,320
MasTec, Inc.	5.90%	6/15/2029	39,725,000	41,523,430
Total				152,592,909

Entertainment 0.49%
Churchill Downs, Inc.†	5.50%	4/1/2027	31,641,000	31,644,961
Empire Resorts, Inc.†	7.75%	11/1/2026	1,940,000	1,940,103
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029	48,475,000	50,334,501
Six Flags Entertainment Corp.†	5.50%	4/15/2027	44,181,000	44,091,251
Warnermedia Holdings, Inc.	3.755%	3/15/2027	50,470,000	49,747,017
Warnermedia Holdings, Inc.	4.054%	3/15/2029	34,733,000	33,023,615
Total				210,781,448

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food 0.84%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	$129,404,000	$128,721,679
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	30,000,000	30,015,378
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	74,304,086
Conagra Brands, Inc.	4.85%	11/1/2028	57,529,000	58,163,696
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(e)	3.00%	2/2/2029	33,905,000	32,451,732
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	15,281,000	15,315,764
Performance Food Group, Inc.†	5.50%	10/15/2027	22,200,000	22,183,809
Total				361,156,144

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	15,649,000	16,074,552

Gas 0.60%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	55,133,278
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	25,034,712
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,716,308
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	35,041,262
Snam SpA (Italy)†(e)	5.00%	5/28/2030	23,780,000	24,131,757
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	43,356,407
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,484,252
Total				256,897,976

Health Care-Products 0.31%
Solventum Corp.	5.40%	3/1/2029	80,331,000	83,775,969
Solventum Corp.	5.45%	2/25/2027	48,673,000	49,620,914
Total				133,396,883

Health Care-Services 1.03%
Centene Corp.	2.45%	7/15/2028	55,420,000	51,236,145
Centene Corp.	4.25%	12/15/2027	240,702,000	235,208,964
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,360,522
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,676,000	15,229,317
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,510,134
Icon Investments Six DAC (Ireland)(e)	5.809%	5/8/2027	23,601,000	24,102,223
Icon Investments Six DAC (Ireland)(e)	5.849%	5/8/2029	24,765,000	25,908,565
IQVIA, Inc.	6.25%	2/1/2029	10,282,000	10,830,648

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
UnitedHealth Group, Inc.	4.65%	1/15/2031	$28,064,000	$28,452,032
Universal Health Services, Inc.	4.625%	10/15/2029	20,530,000	20,500,007
Total				441,338,557

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	18,226,031

Insurance 3.69%
AEGON Funding Co. LLC†(d)	5.50%	4/16/2027	80,352,000	81,686,993
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	100,683,000	100,987,465
Aon Corp.	8.205%	1/1/2027	71,754,000	75,168,154
Athene Global Funding†	1.985%	8/19/2028	10,704,000	10,040,425
Athene Global Funding†	4.95%	1/7/2027	28,024,000	28,271,697
Athene Global Funding†	5.339%	1/15/2027	42,849,000	43,431,647
Athene Global Funding†	5.38%	1/7/2030	49,427,000	50,889,912
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,702,308
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,664,747
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,727,936
Brighthouse Financial Global Funding†	5.65%	6/10/2029	51,015,000	52,451,180
Brown & Brown, Inc.	4.70%	6/23/2028	9,341,000	9,435,102
Brown & Brown, Inc.	4.90%	6/23/2030	12,025,000	12,181,508
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,950,398
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,630,539
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,625,847
CNO Global Funding †	1.75%	10/7/2026	29,008,000	28,200,017
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,868,093
Equitable America Global Funding†	4.65%	6/9/2028	23,580,000	23,820,950
Equitable Financial Life Global Funding†	5.45%	3/3/2028	47,266,000	48,734,669
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,927,596
F&G Global Funding†	1.75%	6/30/2026	36,106,000	35,278,939
F&G Global Funding†	2.00%	9/20/2028	16,130,000	14,974,678
F&G Global Funding†	2.30%	4/11/2027	58,675,000	56,836,177
F&G Global Funding†	5.875%	6/10/2027	20,918,000	21,471,346
GA Global Funding Trust†	4.40%	9/23/2027	58,359,000	58,497,644
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	72,410,348
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,620,252
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,682,982
Jackson National Life Global Funding†	4.70%	6/5/2028	56,094,000	56,783,269
Jackson National Life Global Funding†	5.35%	1/13/2030	16,847,000	17,491,082

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.55%	7/2/2027	$14,912,000	$15,239,148
Lincoln Financial Global Funding†	4.625%	5/28/2028	28,714,000	29,014,510
Lincoln Financial Global Funding†	5.30%	1/13/2030	32,519,000	33,745,189
MGIC Investment Corp.	5.25%	8/15/2028	40,595,000	40,611,478
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	24,361,946
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	38,436,513
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,743,000
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,411,923
Sammons Financial Group Global Funding†	5.05%	1/10/2028	19,748,000	20,101,709
Sammons Financial Group Global Funding†	5.10%	12/10/2029	30,589,000	31,426,297
Western-Southern Global Funding†	4.50%	7/16/2028	31,648,000	31,876,319
Western-Southern Global Funding†	4.90%	5/1/2030	6,500,000	6,631,694
Total				1,587,043,626

Internet 0.94%
Prosus NV (Netherlands)†(e)	3.257%	1/19/2027	60,280,000	59,175,230
Rakuten Group, Inc. (Japan)†(e)	11.25%	2/15/2027	108,919,000	117,866,159
Uber Technologies, Inc.†	4.50%	8/15/2029	183,255,000	183,450,588
Uber Technologies, Inc.†	6.25%	1/15/2028	30,960,000	31,077,679
Uber Technologies, Inc.†	7.50%	9/15/2027	13,423,000	13,428,770
Total				404,998,426

Investment Companies 0.32%
Blackstone Private Credit Fund	2.625%	12/15/2026	19,742,000	19,259,308
Blackstone Private Credit Fund	4.95%	9/26/2027	11,337,000	11,390,146
Blackstone Secured Lending Fund	2.125%	2/15/2027	12,260,000	11,830,475
Blackstone Secured Lending Fund	3.625%	1/15/2026	63,344,000	63,068,357
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	22,433,000	22,141,811
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	10,485,000	10,888,621
Total				138,578,718

Leisure Time 1.77%
Carnival Corp.†	4.00%	8/1/2028	188,404,000	185,157,799
Carnival Corp.†	6.00%	5/1/2029	190,611,000	193,201,785
Carnival Corp.†	7.00%	8/15/2029	36,660,000	38,691,624
NCL Corp. Ltd.†	5.875%	3/15/2026	18,333,000	18,422,318
NCL Corp. Ltd.†	5.875%	2/15/2027	53,935,000	54,082,027
Royal Caribbean Cruises Ltd.(d)	3.70%	3/15/2028	3,807,000	3,732,601
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	35,385,000	35,341,215
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	85,913,000	86,668,003

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	$50,727,000	$50,961,004
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	69,488,000	70,771,860
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,522,359
Viking Cruises Ltd.†	5.875%	9/15/2027	13,370,000	13,380,446
Total				759,933,041

Lodging 0.24%
Hyatt Hotels Corp.	5.25%	6/30/2029	22,978,000	23,607,985
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	73,455,587
Las Vegas Sands Corp.	5.90%	6/1/2027	4,138,000	4,221,281
Total				101,284,853

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	36,957,000	36,103,999

Machinery-Diversified 0.73%
Chart Industries, Inc.†	7.50%	1/1/2030	48,112,000	50,485,798
CNH Industrial Capital LLC	4.75%	3/21/2028	10,647,000	10,769,367
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(e)	9.00%	2/15/2029	33,536,000	35,232,519
Regal Rexnord Corp.	6.05%	2/15/2026	35,742,000	35,897,211
Regal Rexnord Corp.	6.05%	4/15/2028	133,775,000	138,554,141
Regal Rexnord Corp.	6.30%	2/15/2030	31,920,000	33,834,280
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	10,000,000	9,978,428
Total				314,751,744

Media 0.86%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	45,424,000	45,498,995
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	152,692,000	152,045,997
Discovery Communications LLC	3.95%	3/20/2028	50,921,000	49,256,392
Fox Corp.	4.709%	1/25/2029	72,787,000	73,632,933
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,942,195
Sirius XM Radio LLC†	3.125%	9/1/2026	6,775,000	6,737,366
Total				368,113,878

Mining 0.84%
Anglo American Capital PLC (United Kingdom)†(e)	3.875%	3/16/2029	8,570,000	8,436,361
Anglo American Capital PLC (United Kingdom)†(e)	4.50%	3/15/2028	41,549,000	41,744,937
Anglo American Capital PLC (United Kingdom)†(e)	4.75%	4/10/2027	22,530,000	22,690,448
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,433,152

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	4.907%	4/1/2028	$11,805,000	$12,006,249
Glencore Funding LLC†	5.186%	4/1/2030	34,632,000	35,613,928
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	57,822,352
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	123,909,452
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,930,650
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(e)	6.70%	10/17/2028	16,210,000	16,816,000
Total				362,403,529

Miscellaneous Manufacturing 0.01%
Trinity Industries, Inc.†	7.75%	7/15/2028	2,300,000	2,379,833

Oil & Gas 7.00%
Antero Resources Corp.†	5.375%	3/1/2030	9,000,000	9,071,847
Antero Resources Corp.†	7.625%	2/1/2029	35,391,000	36,120,408
APA Corp.†	4.375%	10/15/2028	45,219,000	43,922,576
APA Corp.†	7.75%	12/15/2029	10,941,000	11,886,616
California Resources Corp.†	7.125%	2/1/2026	15,906,000	15,895,547
CITGO Petroleum Corp.†	6.375%	6/15/2026	97,841,000	98,006,704
CITGO Petroleum Corp.†	8.375%	1/15/2029	26,013,000	27,194,354
Civitas Resources, Inc.†	5.00%	10/15/2026	64,609,000	64,474,096
Civitas Resources, Inc.†	8.375%	7/1/2028	150,946,000	156,948,670
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	151,915,539
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	80,487,488
Continental Resources, Inc.†	5.75%	1/15/2031	26,633,000	27,354,411
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,517,964
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	30,461,941
Crescent Energy Finance LLC†	9.25%	2/15/2028	95,174,000	99,098,405
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,988,232
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,375,313
Ecopetrol SA (Colombia)(e)	8.625%	1/19/2029	97,346,000	105,614,277
EQT Corp.†	3.125%	5/15/2026	103,261,000	102,079,836
EQT Corp.†	6.375%	4/1/2029	30,539,000	31,669,257
EQT Corp.†	7.50%	6/1/2027	36,207,000	36,877,507
EQT Corp.†	7.50%	6/1/2030	18,148,000	20,026,774
Expand Energy Corp.(d)	5.375%	2/1/2029	66,228,000	66,395,226
Expand Energy Corp.†	5.875%	2/1/2029	102,362,000	103,116,920
Expand Energy Corp.†	6.75%	4/15/2029	87,604,000	88,784,464
Helmerich & Payne, Inc.	4.65%	12/1/2027	32,608,000	32,586,822
Helmerich & Payne, Inc.(d)	4.85%	12/1/2029	48,551,000	48,397,624

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Hess Corp.	7.875%	10/1/2029	$21,328,000	$24,273,034
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,482,070
Kosmos Energy Ltd.	7.125%	4/4/2026	22,053,000	21,983,948
Matador Resources Co.†	6.875%	4/15/2028	37,081,000	37,964,900
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	7,835,000	7,889,014
Nabors Industries, Inc.†	7.375%	5/15/2027	72,523,000	73,779,243
Occidental Petroleum Corp.	5.20%	8/1/2029	19,375,000	19,636,814
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	36,391,514
Occidental Petroleum Corp.	6.625%	9/1/2030	12,348,000	13,130,468
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	18,849,325
Occidental Petroleum Corp.	8.875%	7/15/2030	51,906,000	59,768,877
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	31,150,000	623	(h)
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,324,027
Ovintiv, Inc.	5.65%	5/15/2028	40,179,000	41,369,338
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	26,281,050
Permian Resources Operating LLC†	5.375%	1/15/2026	57,192,000	57,222,386
Permian Resources Operating LLC†	8.00%	4/15/2027	95,263,000	97,105,291
Petroleos Mexicanos (Mexico)(d)(e)	4.50%	1/23/2026	49,860,000	49,592,696
Petroleos Mexicanos (Mexico)(e)	6.49%	1/23/2027	60,785,000	61,041,194
Petroleos Mexicanos (Mexico)(d)(e)	6.875%	10/16/2025	134,439,000	134,628,962
Petroleos Mexicanos (Mexico)(d)(e)	6.875%	8/4/2026	65,662,000	66,144,608
Range Resources Corp.	8.25%	1/15/2029	43,091,000	44,249,415
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(d)(e)	9.625%	4/15/2029	68,078,000	71,125,852
SM Energy Co.(d)	6.50%	7/15/2028	38,996,000	39,392,433
SM Energy Co.	6.625%	1/15/2027	13,649,000	13,667,672
SM Energy Co.	6.75%	9/15/2026	41,464,000	41,415,354
Suncor Energy, Inc. (Canada)(e)	7.875%	6/15/2026	22,444,000	23,041,300
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(e)	4.00%	8/15/2026	93,500,000	92,886,322
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	6,500,000	6,350,079
Viper Energy Partners LLC	4.90%	8/1/2030	31,345,000	31,614,097
Vnom Sub, Inc.†	5.375%	11/1/2027	60,056,000	60,054,138
Total				3,011,924,862

Oil & Gas Services 0.15%
Aris Water Holdings LLC†	7.25%	4/1/2030	59,055,000	62,354,698

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Packaging & Containers 0.16%
Amcor Flexibles North America, Inc.	4.80%	3/17/2028	$10,701,000	$10,834,488
Ball Corp.	6.875%	3/15/2028	21,049,000	21,500,796
Canpack SA/Canpack U.S. LLC (Poland)†(e)	3.125%	11/1/2025	18,185,000	18,116,042
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,676,498
Total				67,127,824

Pharmaceuticals 0.91%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	101,722,251
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	13,541,000	13,492,523
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,793,147
Bayer U.S. Finance LLC†(d)	6.25%	1/21/2029	86,164,000	90,696,491
Bayer U.S. Finance LLC†	6.375%	11/21/2030	21,547,000	23,128,377
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	28,702,000	28,702,000
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	18,700,000	20,383,542
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	72,028,000	70,648,556
Total				392,566,887

Pipelines 2.24%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	29,833,000	29,844,381
Cheniere Energy, Inc.	4.625%	10/15/2028	22,107,000	22,096,771
Colonial Enterprises, Inc.†	3.25%	5/15/2030	13,411,000	12,495,360
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	43,184,443
DT Midstream, Inc.†	4.125%	6/15/2029	91,343,000	88,831,342
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,670,666
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,582,125
Energy Transfer LP†	7.375%	2/1/2031	26,313,000	27,528,507
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	32,800,000	33,180,808
Hess Midstream Operations LP†	5.125%	6/15/2028	13,355,000	13,333,792
Hess Midstream Operations LP†	5.875%	3/1/2028	14,795,000	15,052,256
Kinder Morgan, Inc.	5.00%	2/1/2029	37,129,000	37,920,988
Kinetik Holdings LP†	6.625%	12/15/2028	59,340,000	61,087,088
ONEOK, Inc.	5.375%	6/1/2029	42,642,000	43,926,677
ONEOK, Inc.†	5.625%	1/15/2028	36,155,000	37,016,918
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	39,908,000	40,267,880
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	48,388,000	49,007,811
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	40,699,000	40,744,238

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	$16,871,000	$17,196,903
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	59,851,000	61,026,174
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,361,862
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,294,556
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	37,169,795
Williams Cos., Inc.	4.90%	3/15/2029	10,000,000	10,191,527
Total				965,012,868

REITS 1.68%
Crown Castle, Inc.	3.65%	9/1/2027	12,669,000	12,516,524
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	22,173,710
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	31,080,385
EPR Properties	4.50%	6/1/2027	54,181,000	54,044,085
EPR Properties	4.75%	12/15/2026	28,430,000	28,465,375
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	16,016,929
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	95,084,000	95,457,775
Iron Mountain, Inc.†	4.875%	9/15/2027	9,242,000	9,188,749
Kilroy Realty LP	4.375%	10/1/2025	7,275,000	7,271,278
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	49,146,000	48,371,823
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	63,312,000	61,953,996
Service Properties Trust	5.25%	2/15/2026	48,744,000	48,870,252
Starwood Property Trust, Inc.†	3.625%	7/15/2026	7,250,000	7,144,750
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	77,290,000	76,408,542
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	35,963,000	35,124,684
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	68,269,000	67,989,195
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	71,659,000	71,554,823
Vornado Realty LP	2.15%	6/1/2026	31,186,000	30,515,735
Total				724,148,610

Retail 0.38%
Carvana Co.†	5.625%	10/1/2025	12,440,000	12,477,009
Carvana Co.†	9.00%	12/1/2028	49,574,334	50,734,869
CEC Entertainment LLC†	6.75%	5/1/2026	80,796,000	80,576,809
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029	18,000,000	18,996,516
Total				162,785,203

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(e)	5.655% (SOFR + 1.29%)	#	2/16/2028	$40,000,000	$40,310,276

Semiconductors 0.85%
Entegris, Inc.†	4.75%		4/15/2029	91,909,000	90,665,674
Foundry JV Holdco LLC†	5.50%		1/25/2031	11,498,000	11,947,848
Foundry JV Holdco LLC†	5.90%		1/25/2030	121,900,000	128,708,838
Intel Corp.	1.60%		8/12/2028	6,965,000	6,465,659
Intel Corp.	2.45%		11/15/2029	20,548,000	18,960,295
Intel Corp.	3.75%		8/5/2027	23,258,000	23,023,924
Microchip Technology, Inc.	4.90%		3/15/2028	24,660,000	25,014,431
Microchip Technology, Inc.	5.05%		3/15/2029	31,579,000	32,210,349
Microchip Technology, Inc.	5.05%		2/15/2030	28,770,000	29,363,658
Total					366,360,676

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	9,370,996

Software 0.78%
AppLovin Corp.	5.125%		12/1/2029	60,922,000	62,326,541
Atlassian Corp. (Australia)(e)	5.25%		5/15/2029	46,591,000	48,003,221
Constellation Software, Inc. (Canada)†(e)	5.158%		2/16/2029	13,250,000	13,579,323
MSCI, Inc.†	3.625%		9/1/2030	29,788,000	28,418,226
MSCI, Inc.†	3.875%		2/15/2031	8,160,000	7,791,549
MSCI, Inc.†	4.00%		11/15/2029	23,041,000	22,536,607
Open Text Corp. (Canada)†(e)	6.90%		12/1/2027	41,486,000	43,089,144
ROBLOX Corp.†	3.875%		5/1/2030	39,600,000	37,681,744
SS&C Technologies, Inc.†	5.50%		9/30/2027	72,725,000	72,798,816
Total					336,225,171

Telecommunications 0.70%
CommScope LLC†	9.50%		12/15/2031	41,500,000	42,944,906
Frontier Communications Holdings LLC†	5.00%		5/1/2028	57,222,000	57,111,693
Frontier Communications Holdings LLC†	5.875%		10/15/2027	54,251,000	54,272,673
Frontier Communications Holdings LLC	5.875%		11/1/2029	20,120,474	20,309,405
Frontier Communications Holdings LLC†	6.00%		1/15/2030	6,303,000	6,377,193
Frontier Communications Holdings LLC†	6.75%		5/1/2029	43,291,000	43,741,962
Frontier North, Inc.	6.73%		2/15/2028	13,106,000	13,540,136
Sprint Capital Corp.	6.875%		11/15/2028	59,556,000	64,081,067
Total					302,379,035

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.51%
Hasbro, Inc.	3.90%	11/19/2029	$114,845,000	$112,137,320
Mattel, Inc.†	3.375%	4/1/2026	27,540,000	27,324,422
Mattel, Inc.†	3.75%	4/1/2029	19,458,000	18,813,886
Mattel, Inc.†	5.875%	12/15/2027	61,268,000	61,620,536
Total				219,896,164

Transportation 0.15%
Pacific National Finance Pty. Ltd. (Australia)(e)	4.75%	3/22/2028	44,370,000	43,688,255
XPO, Inc.†	6.25%	6/1/2028	19,265,000	19,635,697
Total				63,323,952

Trucking & Leasing 0.15%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	49,960,000	49,973,554
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%	11/15/2026	16,548,000	16,358,677
Total				66,332,231
Total Corporate Bonds (cost $22,991,083,275)				23,286,161,612

FLOATING RATE LOANS(i) 7.49%

Aerospace & Defense 0.05%
TransDigm, Inc. 2024 Term Loan I	7.046% (3 mo. USD Term SOFR + 2.75%)	8/24/2028	20,163,869	20,237,971

Aerospace/Defense 0.22%
RTX Corp. Term Loan	5.591% (1 mo. USD Term SOFR + 1.13%)	11/6/2026	88,000,000	88,000,000
Spirit Aerosystems, Inc. 2022 Term Loan	8.808% (3 mo. USD Term SOFR + 4.50%)	1/15/2027	7,715,476	7,763,698
Total				95,763,698

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	24,224,616	24,183,071

Biotechnology 0.33%
Amgen, Inc. 2022 Term Loan	5.533% (3 mo. USD Term SOFR + 1.13%)	12/22/2025	37,943,000	37,943,000
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.791% (1 mo. USD Term SOFR + 1.38%)	2/4/2030	107,667,419	105,648,655
Total				143,591,655

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.04%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.21% (1 mo. USD Term SOFR + 1.75%)		3/18/2027	$17,282,500	$17,109,675

Commercial Services & Supplies 0.31%
Boost Newco Borrower LLC 2025 USD Term Loan B2	6.296% (3 mo. USD Term SOFR + 2.00%)		1/31/2031	134,011,713	134,313,239

Computers 0.47%
Hewlett Packard Enterprise Co. Delayed Draw Term Loan	5.577% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	53,695,000	53,963,475
Hewlett Packard Enterprise Co. Term Loan	–	(c)	9/12/2029	145,873,000	146,602,365	(j)
Total					200,565,840

Containers & Packaging 0.10%
Sonoco Products Co. Delayed Draw Term Loan	5.824% (1 mo. USD Term SOFR + 1.38%)		7/10/2026	41,500,000	41,655,625

Diversified Financial Services 0.33%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	30,978,061	31,013,531
Corpay Technologies Operating Co. LLC Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		4/28/2028	85,314,294	85,367,615
Delos Aircraft DAC Term Loan (Ireland)(e)	6.046% (3 mo. USD Term SOFR + 1.75%)		10/31/2027	13,518,599	13,586,192
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(e)	6.046% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	13,721,355	13,813,219
Total					143,780,557

Electric 0.70%
Calpine Corp. 2024 Term Loan B10	6.066% (1 mo. USD Term SOFR + 1.75%)		1/31/2031	68,429,081	68,432,160
Calpine Corp. 2024 Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		2/15/2032	117,942,387	117,951,823
Edgewater Generation LLC 2025 Repriced Term Loan	7.316% (1 mo. USD Term SOFR + 3.00%)		8/1/2030	54,364,704	54,613,694

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.066% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	$60,612,591	$60,768,366
Total				301,766,043

Electronics 0.14%
Honeywell International, Inc. Term Loan A1	5.191% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	61,500,000	61,576,875

Entertainment 0.15%
Live Nation Entertainment, Inc. Term Loan B4	6.191% (1 mo. USD Term SOFR + 1.75%)	10/19/2026	63,198,218	63,208,329

Food Service 0.20%
Aramark Services, Inc. 2024 Term Loan B8	6.199% - 6.32% (1 mo. USD Term SOFR + 2.00%) (3 mo. USD Term SOFR + 2.00%)	6/22/2030	58,913,818	59,110,001
Aramark Services, Inc. 2025 Repriced Term Loan	6.066% (1 mo. USD Term SOFR + 1.75%)	4/6/2028	27,066,044	27,139,393
Total				86,249,394

Health Care Products 0.49%
Medline Borrower LP 2025 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	10/23/2028	80,725,000	80,817,834
Solventum Corp. Term Loan	5.832% (1 mo. USD Term SOFR + 1.38%)	3/8/2027	129,308,000	129,469,635
Total				210,287,469

Health Care Services 0.26%
DaVita, Inc. 2023 Term Loan A1	6.166% (1 mo. USD Term SOFR + 1.75%)	4/28/2028	34,503,439	34,532,077
IQVIA, Inc. 2022 Term Loan A2	5.549% - 5.67% (1 mo. USD Term SOFR + 1.25%) (3 mo. USD Term SOFR + 1.25%)	6/16/2027	75,758,647	75,806,375
Total				110,338,452

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.01%
Whirlpool Corp. Term Loan B	5.666% (1 mo. USD Term SOFR + 1.25%)	9/23/2025	$4,000,000	$4,002,500

Insurance 0.49%
Aon Corp. Term Loan A	5.416% (1 mo. USD Term SOFR + 1.00%)	6/15/2027	20,819,520	20,819,520
Asurion LLC 2021 Term Loan B9	7.681% (1 mo. USD Term SOFR + 3.25%)	7/31/2027	188,702,635	188,851,710
Total				209,671,230

Internet 0.43%
Arches Buyer, Inc. 2021 Term Loan B	7.666% (1 mo. USD Term SOFR + 3.25%)	12/6/2027	64,293,031	64,483,982
Gen Digital, Inc. 2021 Term Loan A	5.916% (1 mo. USD Term SOFR + 1.50%)	9/10/2027	122,468,716	122,456,469
Total				186,940,451

Lodging 0.05%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	5.966% (1 mo. USD Term SOFR + 1.65%)	1/10/2028	20,000,000	19,975,000
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	6.166% (1 mo. USD Term SOFR + 1.75%)	4/8/2027	3,356,967	3,359,082
Total				23,334,082

Media 0.19%
DirecTV Financing LLC Term Loan	9.57% (3 mo. USD Term SOFR + 5.00%)	8/2/2027	18,900,528	18,960,821
Virgin Media Bristol LLC USD Term Loan N	6.978% (1 mo. USD Term SOFR + 2.50%)	1/31/2028	64,144,879	63,804,269
Total				82,765,090

Metal Fabricate/Hardware 0.04%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B	7.816% (1 mo. USD Term SOFR + 3.50%)	8/16/2029	19,040,075	19,163,550

Oil & Gas 0.28%
Hilcorp Energy I LP Term Loan B	6.366% (1 mo. USD Term SOFR + 2.00%)	2/11/2030	23,910,632	23,990,373
Occidental Petroleum Corp. 2 Year Term Loan	6.082% (1 mo. USD Term SOFR + 1.63%)	12/29/2025	96,580,627	96,701,353
Total				120,691,726

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.39%
Cencora, Inc. Delayed Draw Term Loan	5.481% (1 mo. USD Term SOFR + 1.13%)		11/26/2027	$55,904,600	$55,764,839
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	110,004,609	110,009,009
Total					165,773,848

Pipelines 0.37%
Buckeye Partners LP 2024 Term Loan B5	6.066% (1 mo. USD Term SOFR + 1.75%)		11/1/2026	40,482,460	40,573,140
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	–	(c)	5/25/2029	11,675,308	11,689,903
Venture Global Plaquemines LNG LLC Base Term Loan	–	(c)	5/25/2029	104,846,692	104,912,221
Total					157,175,264

Real Estate Investment Trusts 0.38%
Host Hotels & Resorts LP 2023 Term Loan A2	5.316% (1 mo. USD Term SOFR + 0.90%)		1/4/2028	33,002,333	32,940,454
Invitation Homes Operating Partnership LP 2024 Term Loan	5.307% (1 mo. USD Term SOFR + 0.85%)		9/9/2028	128,573,933	128,573,933
Total					161,514,387

Regional 0.10%
Seminole Tribe of Florida 2022 Term Loan A	5.446% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	42,563,889	42,457,479

Retail 0.40%
IRB Holding Corp. 2024 1st Lien Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)		12/15/2027	49,861,661	49,877,367
KFC Holding Co. 2021 Term Loan B	6.224% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	68,759,436	69,189,183
Panera Bread Co. 2022 Term Loan A3	5.767% (1 mo. USD Term SOFR + 2.00%)		6/15/2027	27,600,000	27,600,000
Panera Bread Co. 2022 Term Loan A5	6.316% (1 mo. USD Term SOFR + 2.00%)		6/15/2027	27,600,000	27,703,500
Total					174,370,050

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 0.08%
Informatica LLC 2024 Term Loan B	6.566% (1 mo. USD Term SOFR + 2.25%)	10/27/2028	$34,107,371	$34,213,957

Telecommunications 0.43%
Frontier Communications Corp. 2025 Term Loan B	6.866% (1 mo. USD Term SOFR + 2.50%)	7/1/2031	30,618,397	30,688,513
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.781% (1 mo. USD Term SOFR + 2.35%)	4/16/2029	35,678,316	35,524,899
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.781% (1 mo. USD Term SOFR + 2.35%)	4/15/2030	120,139,936	119,564,466
Total				185,777,878
Total Floating Rate Loans (cost $3,221,603,259)				3,222,479,385

FOREIGN GOVERNMENT OBLIGATIONS 2.11%

Bermuda 0.02%
Bermuda Government International Bonds	2.375%	8/20/2030	5,656,000	5,137,345
Bermuda Government International Bonds	3.717%	1/25/2027	4,750,000	4,707,012
Total				9,844,357

Colombia 0.06%
Colombia Government International Bonds(e)	3.875%	4/25/2027	25,950,000	25,763,160

Dominican Republic 0.02%
Dominican Republic International Bonds(e)	6.875%	1/29/2026	7,517,000	7,579,391

Hungary 0.29%
Hungary Government International Bonds(e)	5.25%	6/16/2029	10,000,000	10,219,546
Hungary Government International Bonds†(e)	5.375%	9/26/2030	59,860,000	61,331,803
Hungary Government International Bonds(e)	6.125%	5/22/2028	20,000,000	20,868,014
Hungary Government International Bonds(e)	6.125%	5/22/2028	30,099,000	31,405,318
Total				123,824,681

Kazakhstan 0.21%
Baiterek National Managing Holding JSC†(e)	5.45%	5/8/2028	31,310,000	31,848,312
Development Bank of Kazakhstan JSC†(e)	5.25%	10/23/2029	13,844,000	14,150,451
Development Bank of Kazakhstan JSC†(e)	5.625%	4/7/2030	40,840,000	42,077,464
Total				88,076,227

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mexico 0.50%
Eagle Funding Luxco SARL†(e)	5.50%		8/17/2030	$129,523,000	$131,511,178
Mexico Government International Bonds(e)	3.75%		1/11/2028	16,694,000	16,388,083
Mexico Government International Bonds(e)	4.50%		4/22/2029	6,475,000	6,457,841
Mexico Government International Bonds(e)	6.00%		5/13/2030	58,367,000	61,095,657
Total					215,452,759

Panama 0.15%
Panama Government International Bonds(e)	3.875%		3/17/2028	5,000,000	4,906,350
Panama Government International Bonds(e)	7.125%		1/29/2026	46,428,000	47,009,743
Panama Government International Bonds(e)	8.875%		9/30/2027	11,265,000	12,237,394
Total					64,153,487

Romania 0.50%
Romania Government International Bonds(e)	3.00%		2/27/2027	6,776,000	6,606,773
Romania Government International Bonds(e)	5.25%		11/25/2027	59,756,000	60,377,052
Romania Government International Bonds†(e)	5.75%		9/16/2030	51,968,000	52,493,708
Romania Government International Bonds†(e)	5.875%		1/30/2029	74,678,000	76,414,735
Romania Government International Bonds(e)	6.625%		2/17/2028	20,094,000	20,925,678
Total					216,817,946

Saudi Arabia 0.09%
Saudi Government International Bonds†(e)	5.125%		1/13/2028	39,783,000	40,650,478

South Africa 0.17%
Republic of South Africa Government International Bonds(e)	5.875%		9/16/2025	71,690,000	71,703,514

Turkey 0.10%
Hazine Mustesarligi Varlik Kiralama AS(e)	5.125%		6/22/2026	43,006,000	43,143,548
Total Foreign Government Obligations (cost $890,921,725)					907,009,548

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(k)	0.278%	#(l)	11/25/2026	481,563,316	936,785
Government National Mortgage Association Series 2013-193 IO(k)	0.175%	#(l)	1/16/2055	487,182	894
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(l)	1/16/2048	5,999,421	5,460,388
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,705,099	1,648,525

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2014-78 IO(k)	0.01%	#(l)	3/16/2056	$8,450,929	$1,362
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,211,481	1,188,307
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,944,195)					9,236,261

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.67%
Uniform Mortgage-Backed Security(m)	5.00%		TBA	721,607,000	728,817,535
Uniform Mortgage-Backed Security(m)	5.50%		TBA	935,804,000	956,498,885
Uniform Mortgage-Backed Security(m)	6.00%		TBA	312,686,000	322,813,271
Total Government Sponsored Enterprises Pass-Throughs (cost $2,001,281,984)					2,008,129,691

MUNICIPAL BONDS 0.01%

Health Care 0.01%
Massachusetts Development Finance Agency – Tufts Medicine Obligated Group (cost $4,307,364)	8.50%		10/1/2026	4,300,000	4,307,782

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.30%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(k)	0.38%	#(l)	8/10/2035	214,200,000	5,441
ALA Trust Series 2025-OANA Class A†	6.107% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	70,330,000	70,756,805
ARDN Mortgage Trust Series 2025-ARCP Class A†	6.113% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	53,830,000	53,861,189
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(k)	1.876%	#(l)	7/15/2049	42,368,476	90,245
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	11,935,860	11,785,797
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	6,054,624
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	43,590,000	46,008,905
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	119,825,000	126,182,615
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	6,838,885	7,243,456
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	12,040,217	11,450,106
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	17,121,000	15,281,944
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	64,300,000	65,189,179
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	43,410,000	45,914,358
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	54,500,000	57,403,411

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	$2,604,505	$2,578,012
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(l)	2/15/2051	30,550,000	30,130,405
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,602,059
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	22,026,313
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	28,086,768	26,182,036
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	50,060,000	52,549,659
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	50,950,000	53,448,231
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(l)	5/15/2056	58,829,000	62,413,663
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	69,616,937	72,565,757
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	29,780,000	31,270,114
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(l)	8/15/2058	47,180,000	49,210,920
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	108,995,000	114,372,879
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(l)	12/15/2057	67,170,000	70,213,728
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	80,290,000	84,461,178
BWAY Mortgage Trust Series 2013-1515 Class XB†(k)	0.534%	#(l)	3/10/2033	103,040,000	1,092,842
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.328% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	15,534,249	15,533,904
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.755% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	28,409,895	28,476,556
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.73% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	40,420,000	40,516,701
BX Trust Series 2021-RISE Class A†	5.225% (1 mo. USD Term SOFR + 0.86%)	#	11/15/2036	40,660,330	40,645,997
BX Trust Series 2022-LBA6 Class A†	5.363% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	23,500,000	23,506,021
BX Trust Series 2024-CNYN Class A†	5.805% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	61,418,126	61,641,344

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ROIC Class A†	5.507% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	$41,956,364	$41,952,970
BX Trust Series 2025-TAIL Class A†	5.763% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	31,330,000	31,414,989
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	12,700,703	12,461,325
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(k)	1.693%	#(l)	5/10/2058	39,525,381	106,141
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(k)	1.20%	#(l)	11/10/2049	137,791,290	952,468
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(k)	0.775%	#(l)	12/10/2054	129,576,538	703,873
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,709,553	5,596,753
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(k)	0.114%	#(l)	9/10/2045	125,603,054	10,375
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(k)	0.078%	#(l)	6/10/2048	46,749,609	290
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(k)	0.83%	#(l)	11/10/2048	117,076,696	128,339
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	27,260,000	27,037,507
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(k)	1.358%	#(l)	2/10/2049	79,838,081	32,574
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	51,689,000	51,370,709
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(k)	1.763%	#(l)	4/10/2049	45,385,852	59,669
COMM Mortgage Trust Series 2012-CR4 Class XA(k)	1.289%	#(l)	10/15/2045	40,900,034	713,342
COMM Mortgage Trust Series 2014-UBS5 Class XA(k)	0.685%	#(l)	9/10/2047	11,138,466	414
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(k)	1.473%	#(l)	8/10/2049	93,026,126	387,342
CONE Trust Series 2024-DFW1 Class A†	6.005% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	32,000,000	32,027,309
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(k)	0.686%	#(l)	9/15/2037	113,021,624	4,690
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(k)	2.014%	#(l)	1/15/2049	115,594,498	230,426
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	30,065,993	29,704,365

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(k)	1.038%	#(l)	11/15/2049	$176,687,430	$692,138
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,658,483
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(l)	11/15/2050	12,300,000	11,904,901
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	12,150,000	11,231,544
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	42,368,623
DBJPM Mortgage Trust Series 2016-C3 Class XA(k)	1.542%	#(l)	8/10/2049	154,058,229	901,225
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	2,163,154	2,125,932
DBWF Mortgage Trust Series 2015-LCM Class XA†(k)	0.537%	#(l)	6/10/2034	4,274,479	6,479
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	6.148% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	30,220,000	30,485,876
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.298% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	46,227,928	46,174,882
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	6.998% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	24,540,403	25,047,447
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.648% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	15,789,982	16,097,691
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.348% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	12,441,278	12,568,659
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	5.698% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	40,206,594	40,417,398
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	62,989,607	63,284,266

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.398% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	$25,380,000	$25,424,999
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.348% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	5,502,682	5,503,104
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	14,570,825	14,637,899
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.598% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	13,652,611	13,683,236
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	41,062,500	41,266,897
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.298% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	14,000,000	14,007,328
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	44,284,305	44,327,562
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.35% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	23,830,478	23,867,091
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	6.898% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	29,714,544	30,395,007
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.75% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	15,981,728	16,349,194
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	6.848% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	9,766,479	9,920,952

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.65% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	$12,757,467	$13,021,882
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M1†	5.448% (30 day USD SOFR Average + 1.10%)	#	2/25/2044	5,182,917	5,186,236
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.50% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	12,694,634	12,706,722
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	34,349,924	34,391,044
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.498% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	34,190,778	34,316,884
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.30% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	40,721,692	40,744,268
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	5.45% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	41,467,495	41,519,346
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	5.778% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	47,760,000	45,120,214
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(k)	Zero Coupon	#(l)	11/10/2045	35,598,909	356
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	25,997,889	25,894,755
GS Mortgage Securities Trust Series 2015-GS1 Class XA(k)	0.80%	#(l)	11/10/2048	43,298,523	19,095
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,641,369
GS Mortgage Securities Trust Series 2016-GS2 Class XA(k)	1.88%	#(l)	5/10/2049	146,669,853	344,410
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,250,644

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	$21,635,000	$21,192,508
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(l)	3/10/2051	26,083,452	25,813,561
GS Mortgage Securities Trust Series 2019-GC42 Class A4	3.001%		9/10/2052	14,365,000	13,485,474
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	21,127,000	20,052,136
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,887,651
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(l)	1/13/2040	88,010,000	91,222,858
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(k)	1.474%	#(l)	8/5/2034	150,785,000	27,212
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(k)	1.417%	#(l)	8/5/2034	24,675,306	4,377
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	37,837,361
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	872,424
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(l)	6/10/2027	14,352,000	226,044
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(l)	6/10/2027	25,795,381	232,158
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(k)	0.503%	#(l)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(k)	0.16%	#(l)	6/10/2027	45,476,000	45
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(k)	0.701%	#(l)	12/15/2049	131,852,387	565,317
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(k)	1.164%	#(l)	9/15/2050	206,335,364	2,884,733
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(k)	1.295%	#(l)	7/5/2033	155,900,000	1,821,827
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(k)	0.858%	#(l)	11/15/2047	12,455,362	636
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(k)	0.611%	#(l)	11/15/2047	29,231,464	956
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(k)	0.286%	#(l)	7/15/2048	17,154,817	201
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	1,933,954	1,898,490

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(k)	1.519%	#(l)	6/15/2052	$93,421,186	$3,529,368
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.253% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	34,670,000	34,759,899
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	2,842,657	2,760,187
LBA Trust Series 2024-7IND Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	27,555,044	27,650,958
Lstar Commercial Mortgage Trust Series 2016-4 Class XA†(k)	1.61%	#(l)	3/10/2049	23,398,083	37,823
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	19,859,130	19,823,241
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	67,169,352
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(k)	0.148%	#(l)	5/15/2046	63,280,268	6,961
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	13,071,409	13,044,753
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,880,897
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(k)	1.651%	#(l)	5/15/2049	95,039,104	101,815
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(k)	1.397%	#(l)	11/15/2049	205,090,479	1,619,497
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,382,419
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(k)	1.564%	#(l)	8/15/2049	62,777,506	475,916
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(k)	1.011%	#(l)	8/15/2049	121,222,774	789,863
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,288,315
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(l)	9/24/2057	83,967,620	82,901,005
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	3,464,357
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	472,537
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	6,640,072	6,583,644
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(l)	1/26/2060	384,251	381,502
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	76,960,000	79,290,949

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust Series 2016-CSTL Class XA†(k)	0.73%	#(l)	7/5/2036	$112,000,000	$261,538
SHOW Trust Series 2022-BIZ Class A†	7.342% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	124,799,490
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(l)	2/25/2050	1,048,839	1,004,744
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	53,180,000	52,867,190
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,894,071	2,829,110
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	6,261,582	6,086,984
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,858,642
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(k)	1.375%	#(l)	12/15/2050	215,924,343	4,519,318
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,776,538	3,694,780
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,274,775
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(k)	1.83%	#(l)	8/15/2049	169,770,191	1,767,596
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	14,228,367
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(k)	2.201%	#(l)	6/15/2049	106,790,983	511,486
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	5,079,385	4,990,170
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,468,013
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	76,160,000	80,042,454
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	93,290,000	99,286,607
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	56,430,000	59,347,578
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(k)	0.60%	#(l)	8/15/2047	68,604,342	150,902
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(k)	0.392%	#(l)	9/15/2057	7,972,864	1,130

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(k)	0.451%	#(l)	9/15/2057	$37,769,102	$143,719
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,876,547,749)					3,570,695,259

U.S. TREASURY OBLIGATIONS 3.62%
U.S. Treasury Notes	3.75%		8/31/2026	75,000,000	74,917,008
U.S. Treasury Notes	3.75%		4/30/2027	192,767,600	192,989,734
U.S. Treasury Notes	3.75%		6/30/2027	1,288,594,000	1,290,859,103
Total U.S. Treasury Obligations (cost $1,553,464,120)					1,558,765,845
Total Long-Term Investments (cost $44,542,317,087)					44,571,943,759

SHORT-TERM INVESTMENTS 0.76%

COMMERCIAL PAPER 0.20%

Gas 0.05%
WGL Holdings, Inc.†	5.034%		9/5/2025	20,000,000	19,991,734

Leisure Time 0.02%
Harley-Davidson Financial Services, Inc.†	5.189%		9/12/2025	8,674,000	8,661,808

Pharmaceuticals 0.13%
CVS Health Corp.†	5.243%		9/30/2025	58,147,000	57,916,350
Total Commercial Paper (cost $86,557,680)					86,569,892

REPURCHASE AGREEMENTS 0.34%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $53,518,400 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $52,725,030; proceeds: $51,714,094 (cost $51,691,120)				51,691,120	51,691,120
Repurchase Agreement dated 8/29/2025, 4.180% due 9/2/2025 with JPMorgan Securities LLC collateralized by $94,463,900 of U.S. Treasury Note at 4.000% due 5/31/2030; value: $96,632,653; proceeds: $94,743,983 (cost $94,700,000)				94,700,000	94,700,000
Total Repurchase Agreements (cost $146,391,120)					146,391,120

Time Deposits 0.02%
CitiBank N.A.(n) (cost $9,371,814)				9,371,814	9,371,814

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.20%
Fidelity Government Portfolio(n) (cost $84,346,323)	84,346,323	$84,346,323
Total Short-Term Investments (cost $326,666,937)		326,679,149
Total Investments in Securities 104.39% (cost $44,868,984,024)		44,898,622,908
Other Assets and Liabilities - Net(o) (4.39)%		(1,889,489,210)
Net Assets 100.00%		$43,009,133,698

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $24,075,476,979, which represents 55.98% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis.
(c)	Interest Rate to be determined.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Foreign security traded in U.S. dollars.
(f)	Step Bond – Security with a predetermined schedule of interest rate changes.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Security was purchased with the cash collateral from loaned securities.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	$216,728,000	$1,329,063	$3,148,442	$4,477,505
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	827,972,000	16,130,817	1,623,263	17,754,080
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	633,895,000	12,730,958	1,115,299	13,846,257
Total					$30,190,838	$5,887,004	$36,077,842

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $5,887,004. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at August 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	4.287%	12-Month USD SOFR Index	3/20/2030	$1,407,000,000	$–	$(57,488,135)	$(57,488,135)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	1,380,000,000	–	(15,130,582)	(15,130,582)
Goldman Sachs(2)	3.546%	12-Month USD SOFR Index	5/8/2030	465,000,000	–	(4,496,847)	(4,496,847)
Goldman Sachs(2)	3.493%	12-Month USD SOFR Index	5/8/2029	1,712,000,000	–	(11,818,364)	(11,818,364)
Total					$–	$(88,933,928)	$(88,933,928)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2025(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	$1,980,597	$(17,781)	$(217,481)	$(235,262)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	990,298	(14,514)	(103,117)	(117,631)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	495,149	(5,290)	(53,525)	(58,815)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	990,298	(17,036)	(100,595)	(117,631)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	495,149	(6,966)	(51,849)	(58,815)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	990,298	(10,294)	(107,337)	(117,631)
Markit CMBX. NA.AA.6	Citibank	1.500%	5/11/2063	990,298	(10,581)	(107,049)	(117,630)
Markit CMBX. NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,970,895	(23,339)	(329,554)	(352,893)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	5,611,680	(75,273)	(622,446)	(697,719)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	4,008,343	(62,006)	(436,365)	(498,371)
Markit CMBX. NA.AA.7	Citibank	1.500%	1/17/2047	3,206,675	(43,822)	(354,875)	(398,697)
					$(286,902)	$(2,484,193)	$(2,771,095)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,484,193.
(4)	Includes upfront payments paid (received).

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	100,960	Long	$21,025,501,402	$21,054,103,700	$28,602,298

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2025	3,918	Short	$(427,239,138)	$(428,898,563)	$(1,659,425)

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$215,545,523	$92,107,800	$307,653,323
Remaining Industries	–	9,656,179,930	–	9,656,179,930
Convertible Bonds	–	41,325,123	–	41,325,123
Corporate Bonds
Oil & Gas	–	3,011,924,239	623	3,011,924,862
Remaining Industries	–	20,274,236,750	–	20,274,236,750
Floating Rate Loans
Computers	–	53,963,475	146,602,365	200,565,840
Remaining Industries	–	3,021,913,545	–	3,021,913,545
Foreign Government Obligations	–	907,009,548	–	907,009,548
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,236,261	–	9,236,261
Government Sponsored Enterprises Pass-Throughs	–	2,008,129,691	–	2,008,129,691
Municipal Bonds	–	4,307,782	–	4,307,782
Non-Agency Commercial Mortgage-Backed Securities	–	3,570,695,259	–	3,570,695,259
U.S. Treasury Obligations	–	1,558,765,845	–	1,558,765,845
Short-Term Investments
Commercial Paper	–	86,569,892	–	86,569,892
Repurchase Agreements	–	146,391,120	–	146,391,120
Time Deposits	–	9,371,814	–	9,371,814
Money Market Funds	84,346,323	–	–	84,346,323
Total	$84,346,323	$44,575,565,797	$238,710,788	$44,898,622,908
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$36,077,842	$–	$36,077,842
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(88,933,928)	–	(88,933,928)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,771,095)	–	(2,771,095)
Futures Contracts
Assets	28,602,298	–	–	28,602,298
Liabilities	(1,659,425)	–	–	(1,659,425)
Total	$26,942,873	$(55,627,181)	$–	$(28,684,308)

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2025

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 116.57%

ASSET-BACKED SECURITIES 15.87%

Automobiles 7.37%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$4,415,000	$4,448,000
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	9,535,000	9,625,148
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	9,709,000	9,734,548
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	8,120,000	8,220,849
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,618,138
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	2,307,039	2,306,845
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	14,925,047	15,043,104
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,143,480
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,000,000	7,111,513
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	5,065,499
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	10,000,000	10,057,994
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,585,000	3,634,047
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	4,270,000	4,327,448
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	18,885,000	18,542,995
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	5,175,684	5,236,957
GLS Auto Select Receivables Trust Series 2025-3A Class A2†	4.46%	10/15/2030	9,520,000	9,559,457
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,277,176
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,605,383
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	3,790,000	3,911,726

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	$2,260,000	$2,309,828
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	8,805,000	8,887,903
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	5,815,000	5,873,203
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,175,000	4,233,285
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	7,185,000	7,235,063
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	5,548,000	5,599,029
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	9,040,000	9,152,573
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	4,502,913	4,539,023
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	3,412,454	3,415,193
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,450,000	6,586,256
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,924,370
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	3,485,000	3,571,973
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	5,755,000	5,827,938
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	7,465,001	7,495,942
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	5,340,000	5,406,784
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	6,015,000	6,058,855
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	8,735,000	8,861,762
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	14,145,000	14,303,691
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	9,300,000	9,383,313
Total				275,136,291

Credit Card 1.08%
American Express Credit Account Master Trust Series 2025-5 Class A	4.51%	7/15/2032	5,425,000	5,545,039

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card (continued)
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%		6/21/2030	$7,805,000	$7,891,092
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	13,495,000	13,776,031
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,115,000	7,175,724
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	5,875,000	5,782,323
Total					40,170,209

Other 7.42%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	5,000,000	5,017,685
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	12,780,000	12,790,582
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	6,040,000	6,071,816
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,600,000	2,613,696
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	10,000,000	10,015,187
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	6.072% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038	8,000,000	8,032,896
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.548% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	819,452	819,499
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	7,100,000	7,188,329
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038	2,210,000	2,212,380
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	5.843% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	798,181	798,418
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	3,782,625	3,721,556
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,285,000	5,372,121
Clover CLO LLC Series 2018-1A Class A2RR†	6.056% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	4,950,000	4,955,727

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030		$10,535,000	$10,672,147
Empower CLO Ltd. Series 2023-2A Class AR†	5.61% (3 mo. USD Term SOFR + 1.32%)	#	10/15/2038		15,550,000	15,578,503
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	15,066,868
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	4,595,000	3,336,563
Galaxy 31 CLO Ltd. Series 2023-31A Class BR†	6.111% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2038		$4,585,000	4,613,629
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.607% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		73,787	73,821
Katayma CLO II Ltd. Series 2024-2A Class B†	6.476% (3 mo. USD Term SOFR + 2.15%)	#	4/20/2037		4,000,000	4,014,536
KKR CLO 35 Ltd. Series 35A Class BR†	5.926% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038		7,600,000	7,608,200
KKR CLO 57 Ltd. Series 2025-57A Class B†	5.979% (3 mo. USD Term SOFR + 1.70%)	#	7/15/2038		5,180,000	5,195,794
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	11,515,538
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	8,009,079
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.893% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		4,265,842	4,268,192
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.745% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042		6,190,000	6,195,368
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029		8,475,000	8,626,482
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	6.076% (3 mo. USD Term SOFR + 1.75%)	#	7/21/2038		7,125,000	7,165,413
Madison Park Funding XXIII Ltd. Series 2017-23A Class AR†	5.545% (3 mo. USD Term SOFR + 1.23%)	#	7/27/2031		1,247,684	1,249,852
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	5.629% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2039		8,390,000	8,422,469

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	6.076% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037	$7,920,000	$7,932,727
Octagon 69 Ltd. Series 2024-3A Class A2†	5.979% (3 mo. USD Term SOFR + 1.66%)	#	7/24/2037	5,010,000	5,022,976
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,279,555
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	5,189,794	5,199,157
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	4,951,000	4,984,791
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.314% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	4,950,000	4,969,988
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	6.069% (3 mo. USD Term SOFR + 1.75%)	#	4/25/2037	4,900,000	4,911,402
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,109,688	6,031,042
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.718% (3 mo. USD Term SOFR + 1.45%)	#	7/15/2038	8,920,000	8,950,230
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	6.148% (3 mo. USD Term SOFR + 1.83%)	#	4/15/2037	9,260,000	9,282,817
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	3,480,000	3,544,242
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	7,000,000	7,179,826
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.705% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2038	9,555,000	9,602,775
Total					277,113,874
Total Asset-Backed Securities (cost $591,060,570)					592,420,374

CORPORATE BONDS 45.00%

Aerospace/Defense 0.79%
ATI, Inc.	7.25%		8/15/2030	3,331,000	3,511,433
Boeing Co.	6.528%		5/1/2034	3,521,000	3,858,215
Boeing Co.	6.858%		5/1/2054	3,791,000	4,161,669
Hexcel Corp.	5.875%		2/26/2035	2,834,000	2,891,589
Northrop Grumman Corp.	3.25%		1/15/2028	5,907,000	5,802,563

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.	4.625%		1/15/2029	$5,505,000	$5,390,910
TransDigm, Inc.†	6.75%		1/31/2034	3,906,000	4,034,865
Total					29,651,244

Agriculture 1.61%
Altria Group, Inc.	4.875%		2/4/2028	4,678,000	4,750,720
BAT Capital Corp.	5.35%		8/15/2032	11,460,000	11,803,742
Bunge Ltd. Finance Corp.	4.90%		4/21/2027	4,776,000	4,821,004
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	15,785,000	16,357,714
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%		7/1/2034	7,530,000	7,786,112
Japan Tobacco, Inc. (Japan)†(a)	5.85%		6/15/2035	7,118,000	7,521,870
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	7,225,336
Total					60,266,498

Airlines 0.35%
AS Mileage Plan IP Ltd. (Cayman Islands)†(a)	5.308%		10/20/2031	9,655,000	9,674,683
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	3,407,000	3,388,139
Total					13,062,822

Auto Manufacturers 1.07%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,590,552
Ford Motor Credit Co. LLC	2.70%		8/10/2026	3,207,000	3,143,757
Ford Motor Credit Co. LLC	3.375%		11/13/2025	4,291,000	4,277,131
Ford Motor Credit Co. LLC	6.054%		11/5/2031	4,344,000	4,397,962
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,809,000	5,111,666
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	5,150,050
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,921,000	4,054,476
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	5,256,000	5,441,935
Toyota Motor Credit Corp.	4.55%		9/20/2027	2,894,000	2,929,441
Total					40,096,970

Auto Parts & Equipment 0.10%
ZF North America Capital, Inc.†	6.75%		4/23/2030	3,692,000	3,603,410

Banks 8.70%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	5,400,000	4,847,231
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%)	#	9/13/2029	6,529,000	6,947,456
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	16,853,747

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	$10,476,000	$10,364,597
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,564,119
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,771,364
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	13,692,000	13,612,895
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,725,000	13,556,117
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	11,157,000	11,655,841
Freedom Mortgage Corp.†	12.25%		10/1/2030	4,773,000	5,296,899
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	15,596,000	13,819,294
Intesa Sanpaolo SpA (Italy)†(a)	6.625%		6/20/2033	8,959,000	9,791,290
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	9,310,263
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%)	#	10/22/2035	13,355,000	13,284,429
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	4,289,000	4,385,533
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035	4,134,000	4,442,573
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%)	#	6/23/2032	11,002,000	9,911,736
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	9,640,000	9,728,848
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,778,000	5,956,775
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,460,000	15,530,896
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	4,900,000	4,931,532
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	4,101,000	4,180,742
NatWest Group PLC (United Kingdom)(a)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	959,000	979,581
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	6,251,000	6,284,712

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035	$5,019,000	$5,129,935
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	10,375,000	10,820,639
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	7,223,000	7,527,045
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,299,000	7,257,508
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,274,000	7,583,595
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	5,819,000	5,746,966
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,920,000	8,683,874
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	4,487,000	4,500,630
UBS Group AG (Switzerland)†(a)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	8,174,000	8,222,939
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,755,445
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	11,155,000	11,597,884
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,536,408
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	7,066,000	6,517,379
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,798,839
Total					324,687,556

Beverages 0.27%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,278,049
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,802,114
Total					10,080,163

Biotechnology 0.40%
Amgen, Inc.(b)	5.15%		3/2/2028	4,876,000	4,990,538
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,323,000	3,163,228
Royalty Pharma PLC	3.35%		9/2/2051	1,909,000	1,227,926
Royalty Pharma PLC	5.40%		9/2/2034	5,400,000	5,471,571
Total					14,853,263

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	$3,504,000	$3,627,831
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,355,801
Total					6,983,632

Chemicals 0.23%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	5,027,000	5,012,259
Rain Carbon, Inc.†(b)	12.25%		9/1/2029	3,350,000	3,600,781
Total					8,613,040

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,464,961

Commercial Services 1.34%
Allied Universal Holdco LLC†	7.875%		2/15/2031	3,427,000	3,604,022
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(b)	6.00%		6/1/2029	4,043,000	4,001,310
Block, Inc.	2.75%		6/1/2026	3,854,000	3,791,167
EquipmentShare.com, Inc.†	9.00%		5/15/2028	3,332,000	3,533,073
Global Payments, Inc.	4.95%		8/15/2027	8,207,000	8,301,532
GXO Logistics, Inc.	6.50%		5/6/2034	12,150,000	12,859,257
Herc Holdings, Inc.†	7.25%		6/15/2033	3,231,000	3,391,729
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	2,768,000	2,812,990
Rollins, Inc.	5.25%		2/24/2035	7,594,000	7,648,984
Total					49,944,064

Computers 0.32%
CACI International, Inc.†	6.375%		6/15/2033	3,148,000	3,250,916
Gartner, Inc.†	4.50%		7/1/2028	6,725,000	6,649,850
International Business Machines Corp.	6.50%		1/15/2028	1,963,000	2,072,882
Total					11,973,648

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(a)	6.50%		3/31/2032	5,151,000	5,245,001

Diversified Financial Services 2.83%
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,662,004
Aircastle Ltd.†	6.50%		7/18/2028	5,000,000	5,262,981
American Express Co.	5.667% (SOFR + 1.79%)	#	4/25/2036	5,305,000	5,545,489
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	8,188,812
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	6,563,000	6,485,876
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	1,738,000	1,669,147

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.375%		5/30/2030	$5,464,000	$5,614,008
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	2,776,000	2,904,525
Cboe Global Markets, Inc.	3.65%		1/12/2027	4,971,000	4,945,534
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	7,569,000	7,777,479
Jane Street Group/JSG Finance, Inc.†	6.125%		11/1/2032	3,932,000	3,953,005
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,566,000	4,721,180
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,525,237
LPL Holdings, Inc.	5.75%		6/15/2035	4,272,000	4,340,269
Muthoot Finance Ltd. (India)(a)	6.375%		4/23/2029	5,400,000	5,435,216
Navient Corp.	11.50%		3/15/2031	4,663,000	5,266,812
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,758,672
Nuveen LLC†	5.85%		4/15/2034	5,042,000	5,275,735
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,632,000	3,703,594
Rocket Cos., Inc.†	6.375%		8/1/2033	4,486,000	4,660,842
Total					105,696,417

Electric 4.71%
AES Corp.†	3.95%		7/15/2030	10,074,000	9,734,134
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,565,280
Ausgrid Finance Pty. Ltd. (Australia)†(a)	4.35%		8/1/2028	7,124,000	7,128,722
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	4,715,000	4,880,195
CenterPoint Energy Houston Electric LLC	4.95%		8/15/2035	3,695,000	3,666,596
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%		10/20/2035	5,535,611	5,599,824
Dominion Energy, Inc.	5.45%		3/15/2035	5,917,000	5,997,376
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,392,000	2,502,170
DTE Electric Co.	5.85%		5/15/2055	1,050,000	1,075,077
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	4,918,000	5,043,055
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,600,746
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	5,037,736
Entergy Louisiana LLC	5.80%		3/15/2055	4,279,000	4,264,449
Entergy Texas, Inc.	5.25%		4/15/2035	3,051,000	3,107,189
Entergy Texas, Inc.	5.55%		9/15/2054	3,017,000	2,879,408
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%		1/31/2041	3,326,124	3,420,852
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,580,730
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,340,076
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,808,584

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Jersey Central Power & Light Co.	5.10%	1/15/2035	$2,005,000	$2,004,655
Lightning Power LLC†	7.25%	8/15/2032	3,616,000	3,838,301
Louisville Gas & Electric Co.	5.85%	8/15/2055	3,774,000	3,750,555
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	4,625,175	4,602,465
Narragansett Electric Co.†	5.35%	5/1/2034	5,383,000	5,522,651
NextEra Energy Capital Holdings, Inc.	5.45%	3/15/2035	2,215,000	2,265,612
NRG Energy, Inc.†	4.45%	6/15/2029	3,410,000	3,379,750
NRG Energy, Inc.†	6.00%	2/1/2033	3,701,000	3,753,140
Oglethorpe Power Corp.	5.80%	6/1/2054	3,335,000	3,224,481
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,274,000	6,645,695
PSEG Power LLC†	5.75%	5/15/2035	2,923,000	3,028,149
Public Service Electric & Gas Co.	4.85%	8/1/2034	8,668,000	8,698,327
Union Electric Co.	5.125%	3/15/2055	3,585,000	3,279,131
Virginia Electric & Power Co.	5.05%	8/15/2034	10,375,000	10,473,457
Vistra Operations Co. LLC†	5.70%	12/30/2034	9,770,000	9,969,035
Vistra Operations Co. LLC†	7.75%	10/15/2031	3,381,000	3,594,361
Wisconsin Electric Power Co.	5.05%	10/1/2054	1,702,000	1,539,472
Total				175,801,436

Electronics 0.14%
Vontier Corp.	2.95%	4/1/2031	5,887,000	5,352,547

Engineering & Construction 0.34%
MasTec, Inc.†	4.50%	8/15/2028	7,539,000	7,497,072
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,257,477
Total				12,754,549

Entertainment 0.24%
Flutter Treasury DAC (Ireland)†(a)	5.875%	6/4/2031	2,406,000	2,451,317
Warnermedia Holdings, Inc.(c)	4.054%	3/15/2029	3,171,000	3,014,939
Warnermedia Holdings, Inc.	4.279%	3/15/2032	4,188,000	3,616,862
Total				9,083,118

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,057,000	3,866,841

Food 1.40%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033	2,161,000	2,212,877
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	3.625%	1/15/2032	8,029,000	7,409,622

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL (Luxembourg)(a)	5.75%	4/1/2033	$12,102,000	$12,544,147
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.†	6.375%	4/15/2066	5,105,000	5,051,669
Mars, Inc.†	5.00%	3/1/2032	5,221,000	5,332,384
Mars, Inc.†	5.20%	3/1/2035	17,082,000	17,251,036
Mars, Inc.†	5.70%	5/1/2055	2,476,000	2,417,322
Total				52,219,057

Gas 0.28%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	7,043,167
National Fuel Gas Co.	5.95%	3/15/2035	3,157,000	3,261,707
Total				10,304,874

Health Care-Products 0.32%
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	5,344,000	5,496,544
Solventum Corp.	5.60%	3/23/2034	6,224,000	6,466,681
Total				11,963,225

Health Care-Services 1.32%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,965,547
Centene Corp.	4.25%	12/15/2027	4,989,000	4,875,147
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,703,239
HCA, Inc.	5.45%	9/15/2034	30,000	30,395
HCA, Inc.	5.50%	3/1/2032	9,850,000	10,212,624
Icon Investments Six DAC (Ireland)(a)	6.00%	5/8/2034	2,754,000	2,864,167
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,309,003
UnitedHealth Group, Inc.	3.45%	1/15/2027	3,938,000	3,906,683
UnitedHealth Group, Inc.	4.50%	4/15/2033	4,974,000	4,877,002
UnitedHealth Group, Inc.	5.35%	2/15/2033	4,349,000	4,500,204
Universal Health Services, Inc.	2.65%	1/15/2032	3,635,000	3,130,372
Total				49,374,383

Insurance 4.02%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	3,715,000	3,792,376
Assurant, Inc.	2.65%	1/15/2032	3,488,000	3,045,925
Athene Global Funding†	5.033%	7/17/2030	15,332,000	15,583,608
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,790,204
Beacon Funding Trust†	6.266%	8/15/2054	5,756,000	5,739,602
Belrose Funding Trust II†	6.792%	5/15/2055	3,497,000	3,628,214

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Brighthouse Financial Global Funding†	5.65%		6/10/2029	$6,880,000	$7,073,686
Brown & Brown, Inc.	2.375%		3/15/2031	13,889,000	12,349,179
Brown & Brown, Inc.	5.25%		6/23/2032	922,000	943,234
Brown & Brown, Inc.	5.55%		6/23/2035	1,867,000	1,904,029
CNO Global Funding†	5.875%		6/4/2027	6,107,000	6,268,096
Corebridge Global Funding†	4.90%		8/21/2032	3,592,000	3,605,546
GA Global Funding Trust†	2.90%		1/6/2032	5,390,000	4,749,004
GA Global Funding Trust†	4.40%		9/23/2027	4,639,000	4,650,021
GA Global Funding Trust†	5.20%		12/9/2031	7,698,000	7,826,253
GA Global Funding Trust†	5.50%		4/1/2032	7,671,000	7,863,907
Hanwha Life Insurance Co. Ltd. (South Korea)†(a)	6.30% (5 yr. CMT + 2.29%)	#	6/24/2055	1,954,000	2,035,181
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	7.25%		2/15/2031	3,794,000	3,921,490
HUB International Ltd.†	7.375%		1/31/2032	2,658,000	2,797,428
Jackson National Life Global Funding†	4.60%		10/1/2029	6,031,000	6,081,504
New York Life Global Funding†	4.55%		1/28/2033	6,595,000	6,520,256
Pricoa Global Funding I†	4.75%		8/26/2032	4,514,000	4,546,094
Principal Life Global Funding II†	5.10%		1/25/2029	7,305,000	7,499,028
RGA Global Funding†	5.00%		8/25/2032	11,144,000	11,194,833
Sammons Financial Group Global Funding†	5.10%		12/10/2029	4,370,000	4,489,618
Total					149,898,316

Internet 0.71%
Prosus NV (Netherlands)(a)	4.027%		8/3/2050	5,100,000	3,457,618
Uber Technologies, Inc.†	4.50%		8/15/2029	14,787,000	14,802,782
Uber Technologies, Inc.	5.35%		9/15/2054	4,603,000	4,324,828
Weibo Corp. (China)(a)(b)	3.375%		7/8/2030	4,000,000	3,785,522
Total					26,370,750

Iron-Steel 0.08%
U.S. Steel Corp.	6.875%		3/1/2029	2,785,000	2,807,937

Leisure Time 0.30%
Carnival Corp.†	6.125%		2/15/2033	5,637,000	5,792,181
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,425,000	5,472,675
Total					11,264,856

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 0.25%
MGM China Holdings Ltd. (Macau)(a)	4.75%	2/1/2027	$3,760,000	$3,742,564
Wynn Macau Ltd. (Macau)†(a)	6.75%	2/15/2034	5,512,000	5,541,694
Total				9,284,258

Machinery-Diversified 0.57%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	13,974,000	13,999,354
Regal Rexnord Corp.	6.05%	2/15/2026	7,251,000	7,282,488
Total				21,281,842

Media 0.62%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	7,421,000	7,136,724
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	3,935,000	3,918,352
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,618,881
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,645,826
Total				23,319,783

Mining 1.72%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	5,835,000	5,744,010
Anglo American Capital PLC (United Kingdom)†(a)	5.50%	5/2/2033	1,142,000	1,172,341
Anglo American Capital PLC (United Kingdom)†(a)	5.75%	4/5/2034	6,646,000	6,899,122
Antofagasta PLC (Chile)†(a)(b)	6.25%	5/2/2034	6,894,000	7,288,426
Fortescue Treasury Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	5,643,000	5,369,406
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,115,347
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	8,057,794
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,255,896
Hecla Mining Co.	7.25%	2/15/2028	1,938,000	1,961,773
Ivanhoe Mines Ltd. (Canada)†(a)	7.875%	1/23/2030	5,361,000	5,434,381
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.75%	5/14/2030	4,255,000	4,441,539
Novelis Corp.†	6.875%	1/30/2030	5,358,000	5,562,960
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(a)	5.854%	5/13/2032	2,716,000	2,794,903
Total				64,097,898

Miscellaneous Manufacturing 0.21%
Axon Enterprise, Inc.†	6.25%	3/15/2033	3,747,000	3,882,679
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,761,136
Total				7,643,815

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 2.37%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	$3,465,000	$3,616,673
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,129,784
APA Corp.†	4.25%	1/15/2030	3,751,000	3,629,758
Caturus Energy LLC†	8.50%	2/15/2030	5,398,000	5,605,051
Continental Resources, Inc.†	5.75%	1/15/2031	13,162,000	13,518,521
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,399,475
Ecopetrol SA (Colombia)(a)	8.375%	1/19/2036	5,092,000	5,161,638
EQT Corp.†	6.375%	4/1/2029	3,242,000	3,361,987
EQT Corp.	7.00%	2/1/2030	6,560,000	7,139,192
Expand Energy Corp.	5.375%	3/15/2030	1,993,000	2,014,349
Expand Energy Corp.†	5.875%	2/1/2029	13,881,000	13,983,372
Occidental Petroleum Corp.	6.625%	9/1/2030	2,076,000	2,207,552
OGX Austria GmbH (Brazil)†(a)(d)	8.50%	6/1/2018	1,730,000	35	(e)
Petroleos Mexicanos (Mexico)(a)	6.70%	2/16/2032	3,836,000	3,690,463
SM Energy Co.†	6.75%	8/1/2029	3,747,000	3,786,733
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	4,300,000	3,931,415
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	3,888,000	3,798,324
Viper Energy Partners LLC	5.70%	8/1/2035	3,331,000	3,341,976
Total				88,316,298

Packaging & Containers 0.28%
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	7,033,000	7,230,980
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	3,375,000	3,362,819
Total				10,593,799

Pharmaceuticals 0.57%
Bayer Corp.†	6.65%	2/15/2028	3,872,000	4,063,899
Bayer U.S. Finance LLC†	6.375%	11/21/2030	10,643,000	11,424,111
Bayer U.S. Finance LLC†	6.50%	11/21/2033	3,416,000	3,662,292
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	2,186,000	2,144,135
Total				21,294,437

Pipelines 0.95%
Boardwalk Pipelines LP	3.40%	2/15/2031	5,052,000	4,713,220
Cheniere Energy Partners LP	3.25%	1/31/2032	4,113,000	3,725,603
Colonial Enterprises, Inc.†	5.627%	11/15/2035	3,812,000	3,817,048
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	2,814,000	2,689,848
Eastern Energy Gas Holdings LLC	5.80%	1/15/2035	4,957,000	5,170,680

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	$7,804,000	$8,847,504
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,823,024
Venture Global LNG, Inc.†	8.375%		6/1/2031	3,646,000	3,827,582
Total					35,614,509

REITS 1.65%
Brandywine Operating Partnership LP(b)	4.55%		10/1/2029	3,922,000	3,763,732
Crown Castle, Inc.	3.30%		7/1/2030	7,054,000	6,664,746
Crown Castle, Inc.	5.80%		3/1/2034	9,000,000	9,388,902
EPR Properties	4.50%		6/1/2027	2,808,000	2,800,904
EPR Properties	4.95%		4/15/2028	3,475,000	3,497,797
Host Hotels & Resorts LP	5.70%		6/15/2032	5,260,000	5,405,311
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	3,813,000	3,668,686
Millrose Properties, Inc.†	6.375%		8/1/2030	3,697,000	3,732,769
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	12,254,000	12,203,776
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	4,895,000	4,846,118
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	5,410,000	5,481,390
Total					61,454,131

Retail 0.28%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	3,138,000	3,222,185
QXO Building Products, Inc.†	6.75%		4/30/2032	7,097,000	7,347,558
Total					10,569,743

Semiconductors 1.27%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027	3,566,000	3,551,947
Broadcom, Inc.†	4.15%		4/15/2032	7,000,000	6,784,749
Broadcom, Inc.	4.30%		11/15/2032	6,429,000	6,268,071
Broadcom, Inc.	5.15%		11/15/2031	7,781,000	8,047,793
Broadcom, Inc.	5.20%		7/15/2035	8,335,000	8,414,165
Foundry JV Holdco LLC†	5.50%		1/25/2031	5,842,000	6,070,562
Foundry JV Holdco LLC†	5.90%		1/25/2033	5,872,000	6,159,576
Foundry JV Holdco LLC†	6.25%		1/25/2035	2,019,000	2,138,914
Total					47,435,777

Software 1.22%
AppLovin Corp.	5.375%		12/1/2031	3,588,000	3,698,490
Atlassian Corp. (Australia)(a)	5.50%		5/15/2034	4,453,000	4,553,055
Cloud Software Group, Inc.†	6.50%		3/31/2029	3,433,000	3,473,482

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Fair Isaac Corp.†	6.00%	5/15/2033	$5,890,000	$5,983,757
MSCI, Inc.	5.25%	9/1/2035	5,008,000	4,971,071
Paychex, Inc.	5.35%	4/15/2032	10,477,000	10,842,386
Synopsys, Inc.	5.00%	4/1/2032	5,087,000	5,191,975
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,654,590
Total				45,368,806

Telecommunications 0.40%
Altice France SA (France)†(a)(d)	8.125%	2/1/2027	3,648,000	3,380,182
AT&T, Inc.	4.30%	2/15/2030	5,326,000	5,335,297
Sprint Capital Corp.	6.875%	11/15/2028	5,781,000	6,220,241
Total				14,935,720

Transportation 0.16%
Rand Parent LLC†	8.50%	2/15/2030	3,274,000	3,395,944
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	2,324,000	2,431,652
Total				5,827,596

Trucking & Leasing 0.09%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	3,375,000	3,375,916
Total Corporate Bonds (cost $1,657,450,254)				1,679,698,906

FLOATING RATE LOANS(f) 2.59%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	2,512,497	2,508,188

Commercial Services 0.41%
Avis Budget Car Rental LLC 2025 Term Loan B	6.816% (1 mo. USD Term SOFR + 2.50%)	7/16/2032	5,751,000	5,721,354
Prime Security Services Borrower LLC 2025 Incremental Term Loan B	6.101% (1 mo. USD Term SOFR + 1.75%)	3/7/2032	5,403,000	5,363,909
Trans Union LLC 2024 Term Loan B8	6.066% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	1,271,368	1,272,640
Trans Union LLC 2024 Term Loan B9	6.066% (1 mo. USD Term SOFR + 1.75%)	6/24/2031	2,958,988	2,960,393
Total				15,318,296

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Distribution/Wholesale 0.06%
Resideo Funding, Inc. 2025 Incremental Term Loan	6.363% (1 mo. USD Term SOFR + 2.00%)	8/13/2032	$2,405,000	$2,404,254

Diversified Financial Services 0.51%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.09% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	10,339,020	10,350,858
Citadel Securities LP 2024 First Lien Term Loan	6.316% (1 mo. USD Term SOFR + 2.00%)	10/31/2031	4,339,195	4,354,556
Hudson River Trading LLC 2024 Term Loan B	7.366% (1 mo. USD Term SOFR + 3.00%)	3/18/2030	4,421,109	4,437,091
Total				19,142,505

Electric 0.29%
Calpine Corp. 2024 Term Loan B10	6.066% (1 mo. USD Term SOFR + 1.75%)	1/31/2031	3,700,000	3,700,167
NRG Energy, Inc. 2024 Term Loan	6.064% - 6.17% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	4,296,369	4,307,239
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.066% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	2,659,500	2,666,335
Total				10,673,741

Entertainment 0.36%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	6.046% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	7,855,392	7,830,844
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	6.316% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	2,917,651	2,920,087
Six Flags Entertainment Corp. 2024 Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	2,851,799	2,840,862
Total				13,591,793

Household Products 0.08%
Reynolds Consumer Products LLC 2025 Term Loan B	6.066% (1 mo. USD Term SOFR + 1.75%)	3/4/2032	3,148,300	3,161,428

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 0.11%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.081% (1 mo. USD Term SOFR + 1.75%)	11/8/2030	$3,923,000	$3,934,161

Media 0.05%
Charter Communications Operating LLC 2024 Term Loan B5	6.541% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	1,827,449	1,831,451

Pharmaceuticals 0.15%
Elanco Animal Health, Inc. Term Loan B	6.204% (1 mo. USD Term SOFR + 1.75%)	8/1/2027	5,500,307	5,500,527

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	6.05% (3 mo. USD Term SOFR + 1.75%)	7/30/2032	5,683,000	5,655,096

Retail 0.13%
Panera Bread Co. 2022 Term Loan A3	5.767% (3 mo. USD Term SOFR + 2.00%)	6/15/2027	2,365,715	2,365,714
Panera Bread Co. 2022 Term Loan A5	5.767% (3 mo. USD Term SOFR + 2.00%)	6/15/2027	2,365,714	2,374,586
Total				4,740,300

Utilities 0.22%
Alpha Generation LLC Term Loan B	6.316% (1 mo. USD Term SOFR + 2.00%)	9/30/2031	8,106,580	8,104,919
Total Floating Rate Loans (cost $96,516,908)				96,566,659

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.62%

Hungary 0.20%
Hungary Government International Bonds	6.125%	5/22/2028	7,015,000	7,319,456

Kazakhstan 0.15%
Baiterek National Managing Holding JSC†	5.45%	5/8/2028	5,355,000	5,447,068

Mexico 0.10%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	3,798,000	3,856,299

Romania 0.17%
Romania Government International Bonds†	6.625%	5/16/2036	6,502,000	6,509,738
Total Foreign Government Obligations (cost $22,900,659)				23,132,561

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.12%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$10,710,000	$9,535,394
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,993,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,836,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(g)	12/25/2032	9,360,000	9,088,362
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(g)	1/25/2033	5,170,000	5,169,108
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(g)	10/25/2033	5,520,000	5,702,023
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(g)	8/25/2032	13,216,000	12,304,510
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(g)	5/25/2033	12,960,000	12,768,196
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(g)	12/25/2034	5,890,000	5,951,920
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $77,641,747)					79,350,153

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.30%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	8,952,237	7,189,874
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 – 9/1/2051	16,902,517	15,522,792
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	25,564,523	25,523,803
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	19,811,522	20,218,785
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 - 2/1/2055	34,018,640	35,355,097
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	12,473,904	13,026,293
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	48,244,666	40,946,136
Federal National Mortgage Association	3.00%		12/1/2048	20,770,252	18,546,322

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	$12,994,406	$11,894,134
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	17,949,152	17,934,625
Federal National Mortgage Association	5.50%		3/1/2054 - 10/1/2054	35,161,273	35,856,156
Federal National Mortgage Association	6.00%		2/1/2039 - 1/1/2055	10,421,047	10,835,779
Government National Mortgage Association(h)	2.00%		TBA	8,873,000	7,269,163
Government National Mortgage Association(h)	2.50%		TBA	27,120,000	23,115,044
Government National Mortgage Association(h)	3.00%		TBA	89,013,000	78,809,015
Government National Mortgage Association(h)	4.50%		TBA	20,907,000	20,129,792
Government National Mortgage Association(h)	5.00%		TBA	79,238,000	78,400,668
Government National Mortgage Association(h)	5.50%		TBA	55,612,000	56,001,916
Government National Mortgage Association(h)	6.00%		TBA	76,469,000	77,942,258
Government National Mortgage Association(h)	6.50%		TBA	43,973,000	45,218,185
Uniform Mortgage-Backed Security(h)	2.00%		TBA	44,394,000	35,268,331
Uniform Mortgage-Backed Security(h)	2.50%		TBA	50,110,000	41,607,959
Uniform Mortgage-Backed Security(h)	3.00%		TBA	19,890,000	17,231,977
Uniform Mortgage-Backed Security(h)	3.50%		TBA	3,314,000	2,993,090
Uniform Mortgage-Backed Security(h)	4.00%		TBA	20,740,000	19,347,381
Uniform Mortgage-Backed Security(h)	4.50%		TBA	13,106,000	12,594,924
Uniform Mortgage-Backed Security(h)	5.00%		TBA	57,657,000	57,732,726
Uniform Mortgage-Backed Security(h)	5.50%		TBA	113,080,000	114,867,590
Uniform Mortgage-Backed Security(h)	6.00%		TBA	29,573,000	30,397,229
Uniform Mortgage-Backed Security(h)	6.50%		TBA	2,465,000	2,553,348
Uniform Mortgage-Backed Security(h)	7.00%		TBA	6,968,000	7,330,826
Total Government Sponsored Enterprises Pass-Throughs (cost $984,323,659)					981,661,218

MUNICIPAL BONDS 0.11%

Natural Gas 0.11%
Texas Natural Gas Securitization Finance Corp.(b) (cost $4,141,491)	5.102%		4/1/2035	4,141,491	4,259,108

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.87%
ALA Trust Series 2025-OANA Class A†	6.107% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	5,970,000	6,006,230
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	13,590,000	14,267,539
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(g)	10/25/2051	7,111,218	5,814,401

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(g)	9/15/2056	$6,900,000	$7,436,600
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	10,530,000	11,137,484
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	4,750,000	5,003,050
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(g)	11/15/2057	4,980,000	5,253,599
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,420,000	4,639,822
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	8,050,000	8,444,716
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(g)	5/15/2056	12,630,000	13,399,591
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,940,617
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	9,720,000	10,199,591
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(g)	12/15/2057	17,030,000	17,801,694
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.73% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	3,490,000	3,498,349
BX Commercial Mortgage Trust Series 2025-COPT Class A†	6.10% (1 mo. USD Term SOFR + 1.75%)	#	8/15/2042	6,700,000	6,720,950
BX Trust Series 2025-ROIC Class B†	5.757% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,604,243	6,585,552
BX Trust Series 2025-TAIL Class A†	5.763% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	2,650,000	2,657,189
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(g)	8/25/2064	3,796,871	3,401,062
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(g)	12/25/2064	2,701,728	2,442,678
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(g)	7/1/2051	10,008,784	8,213,788
CIM Trust Series 2021-J1 Class A1†	2.50%	#(g)	3/25/2051	7,893,266	6,453,834
CIM Trust Series 2021-J2 Class A1†	2.50%	#(g)	4/25/2051	1,452,334	1,190,130
CIM Trust Series 2021-J3 Class A1†	2.50%	#(g)	6/25/2051	12,243,927	10,011,099
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(i)	0.048%	#(g)	10/10/2047	19,006,034	144
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	1,120,762	960,100
CONE Trust Series 2024-DFW1 Class A†	6.005% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	3,880,000	3,883,311

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
EFMT Series 2025-INV2 Class A1†	5.387%	(j)	5/26/2070	$5,591,152	$5,625,961
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.848% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	7,620,000	7,764,001
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.698% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	2,100,000	2,207,872
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	7.698% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	4,200,000	4,362,500
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.598% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	5,800,000	6,155,461
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	967,500	972,316
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.898% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	2,408,544	2,419,233
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M2†	6.248% (30 day USD SOFR Average + 1.90%)	#	12/25/2041	2,780,000	2,808,273
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.75% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	2,389,697	2,444,643
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.10% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	4,650,000	4,903,497
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	6.648% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	1,840,237	1,879,673
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.248% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	2,953,524	3,132,775

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	6.65% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	$4,039,813	$4,123,543
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	5/25/2045	2,568,496	2,574,105
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(g)	11/25/2051	3,315,169	2,714,745
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(g)	6/25/2051	6,946,351	5,679,600
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	3,952,221	3,236,221
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(g)	12/25/2051	1,906,355	1,632,508
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(g)	4/25/2052	10,691,218	8,748,215
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	6,417,420	5,255,134
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(g)	2/26/2052	1,640,057	1,345,066
GS Mortgage-Backed Securities Trust Series 2022-HP1 Class A2†	3.00%	#(g)	9/25/2052	1,787,339	1,518,856
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(g)	8/25/2052	2,216,616	1,816,594
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	10,461,439	8,955,523
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(g)	1/13/2040	8,570,000	8,882,853
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.723%	#(g)	8/5/2034	19,156,000	2,672
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.665%	#(g)	8/5/2034	22,024,000	3,001
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(g)	4/25/2052	5,185,601	4,252,886
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	6,313,983	5,396,896
JP Morgan Mortgage Trust Series 2021-3 Class A3†	2.50%	#(g)	7/25/2051	1,172,427	963,770
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(g)	12/25/2051	2,863,295	2,350,000

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV6 Class A2A†	2.50%	#(g)	4/25/2052	$3,598,309	$2,960,075
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	4,784,541	4,098,676
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	4,120,488	3,527,347
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	7,529,296	6,433,433
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	4,038,172	3,449,221
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(g)	3/25/2052	10,366,605	8,880,808
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(g)	9/25/2052	6,099,547	5,206,450
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(g)	9/25/2065	5,854,659	5,916,424
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.253% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,990,000	4,000,346
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.723%	#(g)	11/25/2060	3,719,000	2,805,644
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,500,000	5,774,171
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.844%	#(g)	11/25/2059	4,800,000	3,733,901
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	(j)	5/25/2065	7,157,861	7,243,667
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(g)	12/25/2051	8,302,669	6,788,576
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	9,050,000	9,324,105
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	75,952	72,759
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.806% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	9,040,000	8,986,826
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.956% (1 mo. USD Term SOFR + 1.59%)	#	4/15/2042	6,660,000	6,645,925
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.437% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	4,024,141	4,189,332
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,872,406

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.054% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	$6,250,000	$6,255,195
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,640,000	6,002,535
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(g)	9/25/2051	3,745,101	3,066,623
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.213%	#(g)	10/15/2057	4,525,723	74
Total Non-Agency Commercial Mortgage-Backed Securities (cost $401,945,301)					405,726,032

U.S. TREASURY OBLIGATIONS 13.09%
U.S. Treasury Bonds	3.375%		8/15/2042	63,034,000	52,591,532
U.S. Treasury Bonds	4.50%		11/15/2054	78,090,900	72,914,328
U.S. Treasury Bonds	4.625%		11/15/2044	104,403,000	101,311,692
U.S. Treasury Bonds	4.75%		2/15/2045	76,132,000	75,025,707
U.S. Treasury Bonds	4.75%		5/15/2055	94,001,000	91,474,723
U.S. Treasury Notes	3.75%		6/30/2027	30,201,000	30,254,087
U.S. Treasury Notes	4.00%		5/31/2030	64,301,000	65,202,721
Total U.S. Treasury Obligations (cost $493,300,182)					488,774,790
Total Long-Term Investments (cost $4,329,280,771)					4,351,589,801

SHORT-TERM INVESTMENTS 2.16%

REPURCHASE AGREEMENTS 1.90%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $28,939,200 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $28,510,241; proceeds: $27,963,509 (cost $27,951,086)				27,951,086	27,951,086
Repurchase Agreement dated 8/29/2025, 4.250% due 9/2/2025 with JPMorgan Securities LLC collateralized by $50,812,500 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $43,877,551; proceeds: $43,020,306 (cost $43,000,000)				43,000,000	43,000,000
Total Repurchase Agreements (cost $70,951,086)					70,951,086

Time Deposits 0.03%
CitiBank N.A.(k) (cost $966,267)				966,267	966,267

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Investments	Shares	Fair Value
Money Market Funds 0.23%
Fidelity Government Portfolio(k) (cost $8,696,399)	8,696,399	$8,696,399
Total Short-Term Investments (cost $80,613,752)		80,613,752
Total Investments in Securities 118.73% (cost $4,409,894,523)		4,432,203,553
Other Assets and Liabilities – Net(l) (18.73)%		(699,194,879)
Net Assets 100.00%		$3,733,008,674

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $1,600,052,967, which represents 42.86% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. (c) Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Step Bond – Security with a predetermined schedule of interest rate changes.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2025

Forward Foreign Currency Exchange Contracts at August 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	State Street Bank And Trust	9/19/2025	25,413,000	$18,768,301	$18,519,582	$248,719

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	1,377	Long	$286,810,883	$287,158,288	$347,405
U.S. 5-Year Treasury Note	December 2025	867	Long	94,634,490	94,909,406	274,916
Total Unrealized Appreciation on Futures Contracts						$622,321

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2025	232	Short	$(26,471,412)	$(26,542,250)	$(70,838)
U.S. Ultra Treasury Bond	December 2025	507	Long	59,119,052	59,097,188	(21,864)
Total Unrealized Depreciation on Futures Contracts						$(92,702)

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2025

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$592,420,374	$–	$592,420,374
Corporate Bonds
Oil & Gas	–	88,316,263	35	88,316,298
Remaining Industries	–	1,591,382,608	–	1,591,382,608
Floating Rate Loans	–	96,566,659	–	96,566,659
Foreign Government Obligations	–	23,132,561	–	23,132,561
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	79,350,153	–	79,350,153
Government Sponsored Enterprises Pass-Throughs	–	981,661,218	–	981,661,218
Municipal Bonds	–	4,259,108	–	4,259,108
Non-Agency Commercial Mortgage-Backed Securities	–	405,726,032	–	405,726,032
U.S. Treasury Obligations	–	488,774,790	–	488,774,790
Short-Term Investments
Repurchase Agreements	–	70,951,086	–	70,951,086
Time Deposits	–	966,267	–	966,267
Money Market Funds	8,696,399	–	–	8,696,399
Total	$8,696,399	$4,423,507,119	$35	$4,432,203,553
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$248,719	$–	$248,719
Liabilities	–	–	–	–
Futures Contracts
Assets	622,321	–	–	622,321
Liabilities	(92,702)	–	–	(92,702)
Total	$529,619	$248,719	$–	$778,338

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.54%

ASSET-BACKED SECURITIES 29.70%

Automobiles 18.41%
Ally Auto Receivables Trust Series 2024-2 Class A2	4.46%	7/15/2027	$7,827,358	$7,827,205
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	10,184,290	10,353,954
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	8,530,660	8,535,685
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%	4/19/2027	674,588	675,170
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	23,925,000	24,115,709
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	5,305,406	5,313,444
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	22,755,000	22,987,424
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	14,909,568	15,023,814
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,601,625
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	21,858,045	22,030,077
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	29,522,963	29,817,051
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,757,000	6,820,883
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	9,544,551	9,524,651
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	25,230,873	25,348,528
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	33,913,018	34,151,881
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	60,256,950	61,058,970
CarMax Auto Owner Trust Series 2023-4 Class A4	5.96%	5/15/2029	6,002,000	6,206,104
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	4,154,299	4,162,092
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%	1/16/2029	19,350,000	19,629,116
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	22,748,642	22,792,443

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust Series 2025-3 Class A2A	4.42%	8/15/2028	$35,000,000	$35,098,466
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	5,619,781	5,638,365
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	16,400,000	16,583,263
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	3,480,834	3,409,390
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	17,303,292	17,525,755
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	18,921,746	19,050,094
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	57,568,497	58,023,864
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	3,232,493	3,235,311
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	7,579,754	7,607,359
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	30,000,000	30,035,658
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	25,008,173	25,212,590
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	10,585,287	10,639,244
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	22,000,000	22,083,864
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	55,000,000	55,208,725
Exeter Automobile Receivables Trust Series 2024-3A Class A3	5.65%	12/15/2027	6,220,545	6,231,270
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	19,181,000	19,184,675
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	11,004,178
Exeter Automobile Receivables Trust Series 2025-4A Class A2	4.53%	3/15/2028	12,000,000	12,006,782
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	56,560,563	57,070,372
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	1,225,743	1,227,123
Ford Credit Auto Lease Trust Series 2023-B Class B	6.20%	2/15/2027	10,530,000	10,606,819
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	9,396,885	9,418,210

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	$11,665,000	$11,749,274
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,730,079
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	32,934,007	32,999,687
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	48,500,000	47,621,670
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	53,319,799	53,893,408
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	4,558,000	4,594,906
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	10,622,000	10,654,252
GLS Auto Receivables Issuer Trust Series 2025-3A Class A2†	4.52%	7/17/2028	16,000,000	16,019,178
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	5,305,000	5,318,599
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	5,537,772	5,603,331
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	18,172,993	18,363,839
GM Financial Automobile Leasing Trust Series 2023-3 Class B	5.88%	8/20/2027	4,690,000	4,714,132
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	54,875,000	55,297,889
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,940,730
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	34,303,000	34,340,119
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3	5.45%	6/16/2028	31,741,849	31,979,576
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	53,728,257	54,289,814
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	19,754,750	19,808,400
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	90,828,583	91,864,483
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	14,292,000	14,419,107
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	29,720,000	30,070,503

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%		3/15/2027	$25,735,506	$25,758,222
Huntington Auto Trust Series 2024-1A Class A2†	5.50%		3/15/2027	2,715,580	2,717,134
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%		5/17/2027	19,990,000	20,144,307
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%		4/17/2028	50,000,000	50,419,695
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%		7/17/2028	26,540,000	26,724,923
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%		10/16/2028	41,243,000	41,680,159
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%		6/15/2028	2,930,000	2,966,714
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%		8/15/2028	3,848,216	3,874,955
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%		11/15/2027	6,032,957	6,035,520
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%		5/15/2028	11,683,695	11,713,099
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%		1/18/2028	11,045,000	11,179,636
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	23,247,287	23,578,172
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	29,676,400	29,911,259
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	32,244,000	32,485,649
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.443% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	19,850,000	19,898,394
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	1,751,961	1,752,816
Nissan Auto Lease Trust Series 2025-B Class A2A	4.44%		3/15/2028	29,500,000	29,602,849
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	11,198,887	11,288,693
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	7,167,386	7,184,152
Octane Receivables Trust Series 2022-2A Class C†	6.29%		7/20/2028	3,500,000	3,532,926
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	18,425,640	18,569,544
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	2,150,866	2,142,285

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	$34,347,000	$34,000,380
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3†	5.79%	1/22/2029	12,605,850	12,722,527
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%	10/20/2027	34,715,000	34,787,478
Santander Drive Auto Receivables Trust Series 2022-3 Class C	4.49%	8/15/2029	31,381,557	31,402,877
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	17,490,000	17,586,680
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	4,061,102	4,064,362
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%	7/17/2028	21,890,000	21,995,527
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	8,541,149	8,555,586
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	8,557,509	8,597,349
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	16,418,597	16,513,378
Santander Drive Auto Receivables Trust Series 2024-5 Class A2	4.88%	9/15/2027	6,997,792	7,001,595
Santander Drive Auto Receivables Trust Series 2025-1 Class A2	4.76%	8/16/2027	19,609,568	19,623,052
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	54,920,000	55,098,303
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	40,455,000	40,690,901
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	3,322,884	3,325,488
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	22,575,000	22,726,898
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	19,183,551	19,263,065
SCCU Auto Receivables Trust Series 2025-1A Class A2†	4.67%	11/15/2028	17,250,000	17,294,353
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%	7/25/2031	5,137,972	5,181,079
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%	10/20/2027	3,414,704	3,419,961
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	14,306,350	14,358,654
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	28,357,000	28,687,257

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	$30,000,000	$30,305,028
Tricolor Auto Securitization Trust Series 2024-3A Class A†	5.22%		6/15/2028	9,760,222	9,778,911
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%		6/20/2028	19,276,341	19,387,793
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%		12/20/2028	6,922,000	7,023,010
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%		2/15/2030	31,694,000	32,300,420
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%		8/16/2027	333,495	333,644
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	3,710,000	3,737,050
Westlake Automobile Receivables Trust Series 2023-3A Class B†	5.92%		9/15/2028	11,875,000	11,943,657
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%		1/15/2027	157,038	157,152
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	23,081,522	23,125,250
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	37,551,000	37,800,271
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,800,000	4,849,103
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%		2/15/2028	35,850,000	36,138,851
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	30,925,000	31,222,378
Westlake Automobile Receivables Trust Series 2024-3A Class A2B†	4.913% (30 day USD SOFR Average + 0.57%)	#	9/15/2027	32,321,877	32,344,231
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%		1/18/2028	25,056,288	25,086,065
Westlake Automobile Receivables Trust Series 2025-2A Class A2A†	4.66%		9/15/2028	43,000,000	43,121,475
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	8,163,000	8,201,129
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	9,424,927	9,525,512
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	19,239,000	19,346,346
Total					2,570,135,308

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.91%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	$11,169,000	$11,243,732
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%		10/15/2028	15,187,000	15,292,079
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	20,000,000	20,111,986
First National Master Note Trust Series 2023-2 Class A	5.77%		9/15/2029	45,353,000	46,076,126
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,891,000	34,280,275
Total					127,004,198

Other 10.38%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.519% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	33,280,000	33,236,303
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,965,000	14,977,391
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	24,294,000	24,314,115
Affirm Asset Securitization Trust Series 2023-B Class B†	7.44%		9/15/2028	6,710,000	6,716,854
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	12,320,000	12,384,897
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,650,000	16,675,286
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	18,510,000	18,660,720
Allegro CLO VII Ltd. Series 2018-1A Class AR†	5.448% (3 mo. USD Term SOFR + 1.13%)	#	6/13/2031	13,131,499	13,135,569
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	27,428,575	27,715,281
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	5.276% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	7,385,274	7,371,146
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	4,145,900	3,853,877
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	5.642% (3 mo. USD Term SOFR + 1.32%)	#	4/17/2033	48,026,307	48,028,708
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	5.356% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	24,350,000	24,380,438

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2021-1A Class AR†	5.269% (3 mo. USD Term SOFR + 0.94%)	#	4/18/2034	$7,325,000	$7,327,058
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	5.379% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	10,680,000	10,696,992
Bardot CLO Ltd. Series 2019-2A Class ARR†	5.312% (3 mo. USD Term SOFR + 0.98%)	#	10/22/2032	24,717,505	24,732,657
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR2†	5.276% (3 mo. USD Term SOFR + 0.95%)	#	7/20/2033	15,640,000	15,586,073
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	5.569% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	17,540,000	17,461,614
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.399% (3 mo. USD Term SOFR + 1.07%)	#	7/18/2034	67,340,000	67,373,199
Canyon CLO Ltd. Series 2020-2A Class AR2†	5.348% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	15,000,000	14,920,215
Canyon CLO Ltd. Series 2021-3A Class AR†	5.408% (3 mo. USD Term SOFR + 1.09%)	#	7/15/2034	22,150,000	22,161,009
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	5.429% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	33,740,000	33,760,345
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.259% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	66,577,109	66,503,874
Clover CLO LLC Series 2021-3A Class AR†	5.389% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035	18,250,000	18,260,841
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	5.426% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	28,180,000	28,064,659
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.448% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	10,025,768	10,032,325
Dell Equipment Finance Trust Series 2023-1 Class A3†	5.65%		9/22/2028	8,131,832	8,143,204
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,746,067

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	$10,000,000	$10,107,313
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	9,182	9,189
DLLAD LLC Series 2025-1A Class A2†	4.46%		11/20/2028	24,000,000	24,088,680
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	318,438	318,550
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	5.396% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	34,390,000	34,431,509
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	5.453% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	39,670,000	39,682,496
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	5.228% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	10,800,000	10,792,645
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.694% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	5,557,832	5,558,438
Greatamerica Leasing Receivables Funding LLC Class A4†	1.04%		9/15/2027	4,093,686	4,078,171
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	17,750,000	17,799,931
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	4,725,131	4,743,621
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2†	4.93%		6/25/2060	15,500,000	15,548,952
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	3,792,727	3,813,053
HPEFS Equipment Trust Series 2025-1A Class A2†	4.49%		9/20/2032	26,000,000	26,079,794
LCM 33 Ltd. Series 33A Class AR†	5.489% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	20,390,000	20,405,191
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	21,333,782
LFT CRE Ltd. Series 2021-FL1 Class A†	5.648% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	5,189,620	5,190,060
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	5.292% (3 mo. USD Term SOFR + 0.96%)	#	10/22/2030	27,074,893	27,100,885
Madison Park Funding XL Ltd. Series 9A Class AR2†	5.457% (3 mo. USD Term SOFR + 1.25%)	#	5/28/2030	12,301,903	12,317,108

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.469% (3 mo. USD Term SOFR + 1.15%)	#	11/21/2030	$27,882,076	$27,906,305
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,538,045
MF1 Ltd. Series 2021-FL6 Class A†	5.574% (1 mo. USD Term SOFR + 1.21%)	#	7/16/2036	3,559,494	3,558,793
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.999% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	10,200,000	10,220,716
Octagon Investment Partners 44 Ltd. Series 2019-1A Class AR2†	5.474% (3 mo. USD Term SOFR + 1.15%)	#	10/15/2034	22,510,000	22,539,331
OneMain Financial Issuance Trust Series 2022-2A Class A†	4.89%		10/14/2034	11,310,630	11,320,718
Palmer Square CLO Ltd. Series 2015-1A Class A1A5†	5.265% (3 mo. USD Term SOFR + 1.05%)	#	5/21/2034	17,730,000	17,749,609
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	20,753,139	20,934,061
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,075,000	8,305,268
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	7,889,073	7,903,305
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	26,130,000	26,307,564
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	64,075,000	64,572,376
Pikes Peak CLO 6 Series 2020-6A Class ARR†	5.125% (3 mo. USD Term SOFR + 0.94%)	#	5/18/2034	10,000,000	10,002,660
Post CLO Ltd. Series 2021-1A Class AR†	5.398% (3 mo. USD Term SOFR + 1.08%)	#	10/15/2034	50,000,000	50,052,100
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	16,534,504	16,629,898
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	36,470,000	36,744,473
RCKT Trust Series 2025-1A Class A†	4.90%		7/25/2034	11,794,410	11,816,744
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	23,587,575	23,656,619
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	5.618% (3 mo. USD Term SOFR + 1.30%)	#	4/15/2033	39,006,084	39,016,810

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
T-Mobile U.S. Trust Series 2024-1A Class A†	5.05%		9/20/2029	$28,437,000	$28,666,950
Trestles CLO V Ltd. Series 2021-5A Class A1R†	5.576% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	24,140,000	24,133,289
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	5.366% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	10,000,000	10,007,330
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	21,561,244	21,957,321
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	11,955,000	12,009,622
Verizon Master Trust Series 2023-5 Class A1A	5.61%		9/8/2028	12,332,000	12,339,994
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	14,715,919	14,734,711
Total					1,449,244,697
Total Asset-Backed Securities (cost $4,136,133,968)					4,146,384,203

CORPORATE BONDS 49.75%

Aerospace/Defense 1.51%
Boeing Co.	2.196%		2/4/2026	110,914,000	109,865,448
Boeing Co.	2.75%		2/1/2026	26,484,000	26,284,714
Boeing Co.	2.80%		3/1/2027	5,000,000	4,893,047
Boeing Co.	3.10%		5/1/2026	18,634,000	18,472,118
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	51,356,000	51,304,223
Total					210,819,550

Agriculture 0.41%
Bunge Ltd. Finance Corp.	2.00%		4/21/2026	14,303,000	14,075,401
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	2,091,000	2,073,704
Philip Morris International, Inc.	5.198% (SOFR + 0.83%)	#	4/28/2028	41,385,000	41,684,426
Total					57,833,531

Airlines 0.23%
American Airlines Pass-Through Trust Class A	3.375%		11/1/2028	17,030,137	16,722,926
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	5,925,821	5,919,138
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	9,068,597	9,290,731
Total					31,932,795

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 5.09%
American Honda Finance Corp.	4.55%		7/9/2027	$43,508,000	$43,842,434
American Honda Finance Corp.	4.915% (SOFR + 0.55%)	#	5/21/2026	30,000,000	30,036,890
American Honda Finance Corp.	5.072% (SOFR + 0.71%)	#	1/9/2026	44,151,000	44,220,227
American Honda Finance Corp.	5.072% (SOFR + 0.71%)	#	7/9/2027	22,231,000	22,233,385
American Honda Finance Corp.	5.13% (SOFR + 0.77%)	#	3/12/2027	26,612,000	26,685,116
BMW U.S. Capital LLC†	5.076% (SOFR + 0.71%)	#	8/11/2027	21,618,000	21,692,015
BMW U.S. Capital LLC†	5.144% (SOFR + 0.78%)	#	3/19/2027	28,359,000	28,472,016
BMW U.S. Capital LLC†	5.165% (SOFR + 0.80%)	#	8/13/2026	13,000,000	13,051,227
Daimler Truck Finance North America LLC†	5.324% (SOFR + 0.96%)	#	9/25/2027	23,668,000	23,749,886
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	3,080,013
Ford Motor Credit Co. LLC	4.389%		1/8/2026	20,033,000	20,001,832
Ford Motor Credit Co. LLC	5.816% (SOFR + 1.45%)	#	11/5/2026	33,421,000	33,373,411
Ford Motor Credit Co. LLC	6.95%		6/10/2026	14,118,000	14,305,595
Ford Motor Credit Co. LLC	7.306% (SOFR + 2.95%)	#	3/6/2026	3,493,000	3,519,372
General Motors Financial Co., Inc.	5.412% (SOFR + 1.05%)	#	7/15/2027	44,543,000	44,540,658
General Motors Financial Co., Inc.	5.716% (SOFR + 1.35%)	#	5/8/2027	26,796,000	26,959,995
Hyundai Capital America†	4.30%		9/24/2027	6,000,000	5,995,522
Hyundai Capital America†	5.484% (SOFR + 1.12%)	#	6/23/2027	30,538,000	30,705,747
Hyundai Capital America†	5.686% (SOFR + 1.32%)	#	11/3/2025	40,746,000	40,815,097
Hyundai Capital America†	5.86% (SOFR + 1.5%)	#	1/8/2027	30,859,000	31,189,493
Mercedes-Benz Finance North America LLC†	4.997% (SOFR + 0.63%)	#	7/31/2026	26,583,000	26,660,588
Mercedes-Benz Finance North America LLC†	5.215% (SOFR + 0.85%)	#	11/15/2027	44,391,000	44,519,314
Stellantis Finance U.S., Inc.†	1.711%		1/29/2027	6,500,000	6,240,130
Toyota Motor Credit Corp.	5.013% (SOFR + 0.65%)	#	1/5/2026	53,162,000	53,242,065

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.	5.136% (SOFR + 0.77%)	#	8/7/2026	$3,000,000	$3,013,731
Volkswagen Group of America Finance LLC†	5.194% (SOFR + 0.83%)	#	3/20/2026	24,100,000	24,137,870
Volkswagen Group of America Finance LLC†	5.29% (SOFR + 0.93%)	#	9/12/2025	22,115,000	22,119,509
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,122,112
Total					710,525,250

Banks 23.32%
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.044% (SOFR + 0.68%)	#	7/16/2027	35,570,000	35,750,360
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.173% (SOFR + 0.81%)	#	1/18/2027	26,601,000	26,762,182
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.862% (1 yr. CMT + 2.30%)	#	9/14/2026	4,325,000	4,326,956
Banco Nacional de Comercio Exterior SNC (Cayman Islands)(a)	4.375%		10/14/2025	43,427,000	43,506,993
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	74,432,000	73,384,230
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	46,146,000	44,956,131
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	57,174,000	57,200,277
Bank of Montreal (Canada)(a)	5.317% (SOFR + 0.95%)	#	9/25/2025	43,632,000	43,654,066
Bank of Montreal (Canada)(a)	5.519% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,854,704
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	10,513,000	10,258,572
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	52,881,000	53,111,261
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%)	#	1/13/2027	25,480,000	25,185,224
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%)	#	9/30/2028	22,439,000	21,321,751
BNP Paribas SA (France)†(a)	3.50%		11/16/2027	20,000,000	19,653,220
BNP Paribas SA (France)†(a)	4.375%		9/28/2025	17,393,000	17,384,283
BPCE SA (France)†(a)	1.652% (SOFR + 1.52%)	#	10/6/2026	43,834,000	43,712,334

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%)	#	10/19/2027	$21,220,000	$20,653,344
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	46,664,000	46,900,006
Canadian Imperial Bank of Commerce (Canada)(a)	5.289% (SOFR + 0.93%)	#	9/11/2027	43,390,000	43,606,614
Capital One NA	3.45%		7/27/2026	22,030,000	21,864,750
Citibank NA	5.074% (SOFR + 0.71%)	#	8/6/2026	18,165,000	18,220,323
Citibank NA	5.078% (SOFR + 0.71%)	#	11/19/2027	43,762,000	43,852,721
Citibank NA	5.137% (SOFR + 0.78%)	#	5/29/2027	50,000,000	50,386,204
Citigroup, Inc.	5.509% (SOFR + 1.14%)	#	5/7/2028	50,000,000	50,353,806
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	73,814,000	73,868,111
Citizens Bank NA	3.75%		2/18/2026	13,773,000	13,716,529
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	25,855,866
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	87,047,000	86,987,694
Goldman Sachs Bank USA	5.133% (SOFR + 0.77%)	#	3/18/2027	44,364,000	44,468,332
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%)	#	5/21/2027	44,883,000	45,217,725
Goldman Sachs Group, Inc.	1.431% (SOFR + 0.80%)	#	3/9/2027	93,080,000	91,643,792
Goldman Sachs Group, Inc.	5.655% (SOFR + 1.29%)	#	4/23/2028	27,595,000	27,868,181
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	34,288,000	34,286,130
HSBC USA, Inc.	5.316% (SOFR + 0.96%)	#	3/4/2027	26,831,000	27,005,773
HSBC USA, Inc.	5.326% (SOFR + 0.97%)	#	6/3/2028	11,519,000	11,616,595
Huntington National Bank	5.082% (SOFR + 0.72%)	#	4/12/2028	40,380,000	40,371,996
JPMorgan Chase Bank NA	5.356% (SOFR + 1.00%)	#	12/8/2026	26,705,000	26,909,235
Lloyds Banking Group PLC (United Kingdom)(a)	4.65%		3/24/2026	69,118,000	69,118,140

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(a)	5.10% (SOFR + 0.74%)	#	6/12/2028	$32,600,000	$32,783,585
Macquarie Bank Ltd. (Australia)†(a)	5.285% (SOFR + 0.92%)	#	7/2/2027	22,238,000	22,421,226
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	14,900,000	14,736,466
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%)	#	10/15/2027	15,470,000	15,486,866
Morgan Stanley Bank NA	5.047% (SOFR + 0.69%)	#	10/15/2027	44,357,000	44,494,119
Morgan Stanley Private Bank NA	5.131% (SOFR + 0.77%)	#	7/6/2028	43,274,000	43,409,674
National Australia Bank Ltd. (Australia)†(a)	4.967% (SOFR + 0.60%)	#	10/26/2027	30,100,000	30,231,918
National Australia Bank Ltd. (Australia)†(a)	5.008% (SOFR + 0.65%)	#	12/10/2025	17,634,000	17,653,997
National Bank of Canada (Canada)(a)	4.702% (SOFR + 0.56%)	#	3/5/2027	30,816,000	30,854,939
National Bank of Canada (Canada)(a)(b)	5.267% (SOFR + 0.90%)	#	3/25/2027	41,500,000	41,573,212
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,095,881
NatWest Group PLC (United Kingdom)(a)	1.642% (1 yr. CMT + 0.90%)	#	6/14/2027	14,353,000	14,051,814
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	33,174,000	33,352,911
NatWest Markets PLC (United Kingdom)†(a)	5.314% (SOFR + 0.95%)	#	3/21/2028	31,796,000	31,931,413
PNC Bank NA	4.543% (SOFR + 0.63%)	#	5/13/2027	37,972,000	38,039,681
PNC Bank NA	4.862% (SOFR + 0.50%)	#	1/15/2027	38,927,000	38,952,397
PNC Bank NA	5.094% (SOFR + 0.73%)	#	7/21/2028	17,185,000	17,217,262
Royal Bank of Canada (Canada)(a)	5.083% (SOFR + 0.72%)	#	10/18/2027	34,533,000	34,622,042
Royal Bank of Canada (Canada)(a)	5.155% (SOFR + 0.79%)	#	7/23/2027	35,810,000	35,933,625
Royal Bank of Canada (Canada)(a)	5.313% (SOFR + 0.95%)	#	1/19/2027	22,170,000	22,339,965
Royal Bank of Canada (Canada)(a)(b)	5.443% (SOFR + 1.08%)	#	7/20/2026	43,671,000	43,977,467

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%)	#	6/14/2027	$148,346,000	$145,220,130
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%)	#	11/21/2026	92,957,000	93,412,324
Skandinaviska Enskilda Banken AB (Sweden)†(a)	5.246% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,535,943
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	10,512,000	10,417,014
Societe Generale SA (France)†(a)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	15,000,000	14,685,654
Societe Generale SA (France)†(a)	2.797% (1 yr. CMT + 1.30%)	#	1/19/2028	52,881,000	51,652,774
Societe Generale SA (France)†(a)	5.466% (SOFR + 1.10%)	#	2/19/2027	30,443,000	30,580,412
State Street Bank & Trust Co.	4.825% (SOFR + 0.46%)	#	11/25/2026	13,196,000	13,215,882
State Street Corp.	4.543% (SOFR + 0.95%)	#	4/24/2028	11,428,000	11,517,158
State Street Corp.	5.004% (SOFR + 0.64%)	#	10/22/2027	16,201,000	16,230,278
State Street Corp.	5.211% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,782,943
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.662% (SOFR + 1.30%)	#	7/13/2026	21,769,000	21,957,879
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	5.336% (SOFR + 0.98%)	#	9/10/2027	21,412,000	21,640,449
Svenska Handelsbanken AB (Sweden)†(a)	5.611% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,726,491
Swedbank AB (Sweden)†(a)	5.741% (SOFR + 1.38%)	#	6/15/2026	41,440,000	41,786,465
Toronto-Dominion Bank (Canada)(a)	4.982% (SOFR + 0.62%)	#	12/17/2026	43,904,000	44,051,287
Toronto-Dominion Bank (Canada)(a)	5.186% (SOFR + 0.82%)	#	1/31/2028	33,211,000	33,361,046
Toronto-Dominion Bank (Canada)(a)	5.444% (SOFR + 1.08%)	#	7/17/2026	43,611,000	43,900,760
Truist Bank	4.671% (SOFR + 0.59%)	#	5/20/2027	30,813,000	30,876,841
Truist Bank	5.135% (SOFR + 0.77%)	#	7/24/2028	34,591,000	34,611,261

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bank NA	5.054% (SOFR + 0.69%)	#	10/22/2027	$51,851,000	$51,995,955
U.S. Bank NA	5.275% (SOFR + 0.91%)	#	5/15/2028	45,959,000	46,242,705
UBS Group AG (Switzerland)†(a)	1.305% (SOFR + 0.98%)	#	2/2/2027	26,412,000	26,082,447
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	41,161,000	40,071,407
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	26,655,000	26,645,520
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	34,683,000	34,788,359
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	65,728,000	65,649,058
Wells Fargo & Co.	4.90% (SOFR + 0.78%)	#	1/24/2028	41,496,000	41,868,253
Wells Fargo Bank NA	5.426% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,541,944
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	18,812,000	18,886,426
Total					3,255,889,936

Beverages 0.46%
Bacardi Ltd.†	2.75%		7/15/2026	37,279,000	36,740,891
Keurig Dr. Pepper, Inc.	5.241% (SOFR + 0.88%)	#	3/15/2027	26,617,000	26,741,923
Total					63,482,814

Biotechnology 0.19%
Amgen, Inc.	5.507%		3/2/2026	19,809,000	19,811,130
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,484,504
Total					26,295,634

Building Materials 0.30%
Amrize Finance U.S. LLC†	4.60%		4/7/2027	42,162,000	42,397,534

Chemicals 0.29%
CF Industries, Inc.†	4.50%		12/1/2026	25,315,000	25,347,206
DuPont de Nemours, Inc.	4.493%		11/15/2025	4,810,000	4,805,944
Nutrien Ltd. (Canada)(a)	5.95%		11/7/2025	10,366,000	10,380,599
Total					40,533,749

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.31%
GXO Logistics, Inc.	1.65%		7/15/2026	$15,777,000	$15,392,756
PayPal Holdings, Inc.	5.026% (SOFR + 0.67%)	#	3/6/2028	28,327,000	28,436,032
Total					43,828,788

Computers 0.08%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,407,549

Diversified Financial Services 1.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		1/30/2026	6,378,000	6,305,909
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	16,543,000	16,539,858
Air Lease Corp.	3.75%		6/1/2026	13,089,000	13,019,077
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,394,778
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	21,495,000	21,558,264
Aviation Capital Group LLC†	1.95%		1/30/2026	16,967,000	16,794,062
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	16,686,669
Aviation Capital Group LLC†	4.875%		10/1/2025	7,982,000	7,978,748
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	13,636,000	13,475,759
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	4,038,000	3,878,030
Jefferies Financial Group, Inc.	4.75%		8/11/2026	60,530,000	60,746,020
Jefferies Financial Group, Inc.	5.03%		3/16/2026	22,202,000	22,174,730
LPL Holdings, Inc.†	4.625%		11/15/2027	2,700,000	2,702,131
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,563,604
Total					248,817,639

Electric 1.67%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	15,377,000	15,490,865
Cleco Corporate Holdings LLC	3.743%		5/1/2026	4,754,000	4,722,113
Consolidated Edison Co. of New York, Inc.	4.885% (SOFR + 0.52%)	#	11/18/2027	13,174,000	13,226,045
Duke Energy Corp.	0.90%		9/15/2025	4,817,000	4,810,753
Duke Energy Progress LLC	4.35%		3/6/2027	15,894,000	16,000,254
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,420,891
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,783,011
Georgia Power Co.	4.641% (SOFR + 0.28%)	#	9/15/2026	30,747,000	30,704,654
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	19,071,000	19,258,994

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.	5.166% (SOFR + 0.80%)	#	2/4/2028	$24,870,000	$25,040,821
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,790,000
NRG Energy, Inc.†	2.00%		12/2/2025	32,139,000	31,890,005
Pacific Gas & Electric Co.	5.306% (SOFR + 0.95%)	#	9/4/2025	12,034,000	12,034,384
Vistra Operations Co. LLC†	3.70%		1/30/2027	25,883,000	25,641,686
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,966,644
Total					232,781,120

Electronics 0.10%
Vontier Corp.	1.80%		4/1/2026	14,104,000	13,907,392

Food 0.37%
Flowers Foods, Inc.	3.50%		10/1/2026	23,525,000	23,260,394
Mars, Inc.†	4.45%		3/1/2027	28,818,000	29,001,589
Total					52,261,983

Gas 0.27%
National Fuel Gas Co.	5.50%		10/1/2026	6,726,000	6,798,301
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,409,364
Total					37,207,665

Health Care-Services 0.33%
Elevance Health, Inc.	4.90%		2/8/2026	16,497,000	16,497,769
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	10,653,000	10,292,902
HCA, Inc.	5.233% (SOFR + 0.87%)	#	3/1/2028	12,336,000	12,428,044
UnitedHealth Group, Inc.	4.862% (SOFR + 0.50%)	#	7/15/2026	6,677,000	6,684,426
Total					45,903,141

Insurance 3.49%
AEGON Funding Co. LLC†(b)	5.50%		4/16/2027	14,595,000	14,837,486
Athene Global Funding†	1.73%		10/2/2026	14,261,000	13,878,602
Athene Global Funding†	4.95%		1/7/2027	31,103,000	31,377,912
Athene Global Funding†	5.577% (SOFR + 1.21%)	#	3/25/2027	26,628,000	26,826,698
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,180,524
Brighthouse Financial Global Funding†	5.55%		4/9/2027	18,238,000	18,537,745
Brown & Brown, Inc.	4.60%		12/23/2026	13,088,000	13,154,071
CNO Global Funding†	1.75%		10/7/2026	9,962,000	9,684,520

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Corebridge Global Funding†	5.113% (SOFR + 0.75%)	#	1/7/2028	$42,614,000	$42,552,780
Corebridge Global Funding†	5.667% (SOFR + 1.30%)	#	9/25/2026	29,760,000	29,988,417
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,496,216
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,292,229
Jackson National Life Global Funding†	3.05%		4/29/2026	27,665,000	27,436,462
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,395,032
Jackson National Life Global Funding†	5.247% (SOFR + 0.89%)	#	6/9/2027	43,646,000	43,843,572
Jackson National Life Global Funding†	5.332% (SOFR + 0.97%)	#	1/14/2028	42,738,000	42,942,313
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	9,011,093
Marsh & McLennan Cos., Inc.	5.066% (SOFR + 0.70%)	#	11/8/2027	12,980,000	13,038,131
Principal Life Global Funding II†	5.175% (SOFR + 0.81%)	#	8/18/2028	21,650,000	21,716,041
Sammons Financial Group Global Funding†(d)	5.214% (SOFR + 0.85%)	#	9/2/2027	64,895,000	64,977,928
Total					487,167,772

Internet 0.46%
Uber Technologies, Inc.†	7.50%		9/15/2027	64,031,000	64,058,525

Investment Companies 0.04%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	5,734,000	5,659,571

Leisure Time 0.79%
Royal Caribbean Cruises Ltd.†	4.25%		7/1/2026	10,900,000	10,886,512
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	16,989,000	17,138,299
Royal Caribbean Cruises Ltd.†	5.50%		8/31/2026	81,848,000	82,225,565
Total					110,250,376

Lodging 0.12%
Las Vegas Sands Corp.	3.50%		8/18/2026	17,256,000	17,102,009

Machinery: Construction & Mining 0.16%
Caterpillar Financial Services Corp.	4.925% (SOFR + 0.56%)	#	11/15/2027	22,196,000	22,202,252

Machinery-Diversified 0.96%
Regal Rexnord Corp.	6.05%		2/15/2026	133,298,000	133,876,849

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 0.45%
Glencore Funding LLC†	5.118% (SOFR + 0.75%)	#	10/1/2026	$15,806,000	$15,845,597
Glencore Funding LLC†	5.423% (SOFR + 1.06%)	#	4/4/2027	23,809,000	23,946,558
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.375%		3/12/2027	6,645,000	6,687,011
Rio Tinto Finance USA PLC (United Kingdom)(a)	5.201% (SOFR + 0.84%)	#	3/14/2028	15,902,000	16,073,512
Total					62,552,678

Miscellaneous Manufacturing 0.29%
Siemens Funding BV (Netherlands)†(a)	5.006% (SOFR + 0.64%)	#	5/26/2028	40,000,000	40,079,920

Oil & Gas 1.31%
Chevron USA, Inc.	4.726% (SOFR + 0.36%)	#	2/26/2027	13,300,000	13,317,027
Chevron USA, Inc.	4.836% (SOFR + 0.47%)	#	2/26/2028	16,130,000	16,182,213
Chevron USA, Inc.	4.935% (SOFR + 0.57%)	#	8/13/2028	30,310,000	30,407,485
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,500,992
Devon Energy Corp.	5.85%		12/15/2025	9,803,000	9,805,241
EQT Corp.†	6.50%		7/1/2027	50,577,000	51,711,040
EQT Corp.†	7.50%		6/1/2027	25,947,000	26,427,505
Occidental Petroleum Corp.	8.50%		7/15/2027	29,129,000	30,809,831
Total					183,161,334

Oil & Gas Services 0.02%
Halliburton Co.	3.80%		11/15/2025	2,422,000	2,417,507

Packaging & Containers 0.22%
Berry Global, Inc.†	4.875%		7/15/2026	28,419,000	28,400,570
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,475,133
Total					30,875,703

Pharmaceuticals 0.58%
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	6,459,000	6,449,442
Eli Lilly & Co.	4.909% (SOFR + 0.53%)	#	10/15/2028	34,620,000	34,654,538
GlaxoSmithKline Capital PLC (United Kingdom)(a)	4.86% (SOFR + 0.50%)	#	3/12/2027	40,169,000	40,314,211
Total					81,418,191

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.78%
Energy Transfer LP	5.95%		12/1/2025	$10,234,000	$10,243,220
NGPL PipeCo LLC†	4.875%		8/15/2027	28,747,000	28,798,411
ONEOK, Inc.	2.20%		9/15/2025	4,295,000	4,291,372
ONEOK, Inc.	4.85%		7/15/2026	10,883,000	10,912,755
ONEOK, Inc.	5.00%		3/1/2026	34,186,000	34,213,853
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025	12,435,000	12,435,221
Williams Cos., Inc.	4.00%		9/15/2025	7,900,000	7,898,579
Total					108,793,411

REITS 2.50%
American Tower Corp.	1.60%		4/15/2026	37,582,000	36,933,023
Crown Castle, Inc.	3.70%		6/15/2026	20,996,000	20,875,330
Crown Castle, Inc.	4.45%		2/15/2026	31,552,000	31,491,154
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	64,920,000	65,175,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	58,553,000	57,630,638
Public Storage Operating Co.	5.064% (SOFR + 0.70%)	#	4/16/2027	21,144,000	21,222,157
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	22,867,000	22,606,212
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	67,986,000	67,707,355
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	4,992,731
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,878,829
WEA Finance LLC†	2.875%		1/15/2027	3,977,000	3,891,517
Total					349,404,146

Retail 0.27%
Home Depot, Inc.	5.10%		12/24/2025	37,331,000	37,425,339

Software 0.27%
Oracle Corp.	5.126% (SOFR + 0.76%)	#	8/3/2028	29,012,000	29,215,758
VMware LLC	1.40%		8/15/2026	8,207,000	7,981,703
Total					37,197,461

Telecommunications 0.20%
NTT Finance Corp. (Japan)†(a)	4.567%		7/16/2027	6,332,000	6,374,958
NTT Finance Corp. (Japan)†(a)	5.442% (SOFR + 1.08%)	#	7/16/2028	21,581,000	21,822,326
Total					28,197,284

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.13%
Mattel, Inc.†	3.375%		4/1/2026	$18,168,000	$18,025,785
Total Corporate Bonds (cost $6,910,172,909)					6,945,692,183

FLOATING RATE LOANS(e) 4.33%

Biotechnology 0.41%
Amgen, Inc. 2022 Term Loan	5.533% (3 mo. USD Term SOFR + 1.13%)		12/22/2025	57,320,000	57,320,000

Chemicals 0.34%
Chevron Phillips Chemical Co. LLC Term Loan	–	(f)	5/9/2027	47,852,000	47,672,555

Computers 0.65%
Hewlett Packard Enterprise Co. Delayed Draw Term Loan	5.577% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	43,508,000	43,725,540
Hewlett Packard Enterprise Co. Term Loan	–	(f)	9/12/2029	47,298,000	47,534,490	(g)
Total					91,260,030

Containers & Packaging 0.09%
Sonoco Products Co. Delayed Draw Term Loan	5.824% (1 mo. USD Term SOFR + 1.38%)		7/10/2026	13,000,000	13,048,750

Diversified Financial Services 0.22%
LPL Holdings, Inc. 2024 Term Loan A	5.824% (1 mo. USD Term SOFR + 1.38%)		12/7/2026	31,224,000	31,263,030

Electronics 0.47%
Honeywell International, Inc. Term Loan A1	5.191% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	65,000,000	65,081,250

Health Care Products 0.11%
Solventum Corp. Term Loan	5.832% (1 mo. USD Term SOFR + 1.38%)		3/8/2027	15,000,000	15,018,750

Home Furnishings 0.03%
Whirlpool Corp. Term Loan B	5.666% (1 mo. USD Term SOFR + 1.25%)		9/23/2025	3,500,000	3,502,188

Insurance 0.27%
Aon Corp. Term Loan A	5.416% (1 mo. USD Term SOFR + 1.00%)		6/15/2027	25,552,560	25,552,560
Brown & Brown, Inc. Term Loan	5.666% (1 mo. USD Term SOFR + 1.75%)		10/27/2026	12,083,333	12,136,198
Total					37,688,758

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.58%
Diamondback E&P LLC Delayed Draw Term Loan	5.701% (1 mo. USD Term SOFR + 1.25%)		4/1/2027	$55,290,000	$55,359,113
Viper Energy Partners LLC Delayed Draw Term Loan(h)	–	(f)	7/23/2027	25,444,000	25,634,830
Total					80,993,943

Pharmaceuticals 0.09%
Cencora, Inc. Delayed Draw Term Loan	5.481% (1 mo. USD Term SOFR + 1.13%)		11/26/2027	13,000,000	12,967,499

Real Estate Investment Trusts 0.92%
Host Hotels & Resorts LP 2023 Term Loan A1	5.316% (1 mo. USD Term SOFR + 0.90%)		1/4/2027	44,760,334	44,620,457
Invitation Homes Operating Partnership LP 2024 Term Loan	–	(f)	9/9/2028	44,000,000	44,000,000
Ventas Realty LP 2023 Term Loan	–	(f)	2/1/2027	39,441,333	39,415,381
Total					128,035,838

Utilities 0.15%
ENEL Finance America LLC Term Loan	5.561% (6 mo. USD Term SOFR + 1.35%)		11/20/2026	20,285,714	20,311,071
Total Floating Rate Loans (cost $604,072,893)					604,163,662

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.55%

Panama 0.13%
Panama Government International Bonds	7.125%		1/29/2026	18,722,000	18,956,587

South Korea 0.42%
Korea National Oil Corp.†	5.199% (SOFR + 0.83%)	#	4/3/2027	12,514,000	12,576,257
Korea National Oil Corp.†(b)	5.268% (SOFR + 0.90%)	#	9/30/2027	30,714,000	30,917,321
Korea National Oil Corp.†(b)	5.446% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,174,750
Total					58,668,328
Total Foreign Government Obligations (cost $77,082,705)					77,624,915

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.17%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4(d)	3.574%		2/15/2050	43,097,150	42,608,588
CD Mortgage Trust Series 2016-CD2 Class A3	3.248%		11/10/2049	13,267,623	13,056,444

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3	3.865%		1/10/2048	$25,355,000	$25,269,270
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	13,198,336	13,040,076
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4	3.778%		9/10/2058	1,945,945	1,942,119
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A3	3.549%		11/10/2048	4,218,018	4,187,815
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	10,359,810	10,287,589
Citigroup Commercial Mortgage Trust Series 2016-C3 Class A4	3.154%		11/15/2049	9,818,045	9,641,512
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	15,462,728	15,336,523
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3	3.05%		4/10/2049	2,662,383	2,651,911
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	39,730,000	39,485,351
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A3	3.063%		4/15/2049	23,142,308	22,990,650
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	15,225,547	15,035,715
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	8,740,600	8,604,548
COMM Mortgage Trust Series 2016-CR28 Class A4	3.762%		2/10/2049	14,381,235	14,338,538
COMM Mortgage Trust Series 2016-DC2 Class A4	3.497%		2/10/2049	10,553,992	10,536,513
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,039,216	33,317,411
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A4	2.823%		1/15/2049	13,427,316	13,348,647
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	22,041,853
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	6,716,716	6,570,950
DBJPM Mortgage Trust Series 2016-C3 Class A5(d)	2.89%		8/10/2049	7,000,000	6,894,347
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.298% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	7,129,779	7,121,598

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.45% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	$3,107,501	$3,159,597
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	7,915,943	7,952,973
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.398% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	6,550,625	6,562,239
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.348% (30 day USD SOFR Average + 1.00%)	#	10/25/2044	1,416,858	1,416,967
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.598% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	3,353,927	3,361,450
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.598% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	14,715,000	14,788,247
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.298% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	4,200,000	4,202,198
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	5.35% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	7,156,461	7,167,456
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.798% (30 day USD SOFR Average + 1.45%)	#	3/25/2045	5,227,097	5,270,211
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.548% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	3,211,011	3,212,189
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.30% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	3,987,736	4,013,542

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	5.348% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	$7,859,274	$7,861,090
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	5.30% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	11,774,178	11,780,705
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	5.348% (30 day USD SOFR Average + 1.00%)	#	7/25/2045	12,253,523	12,268,154
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	3,620,395	3,584,909
GS Mortgage Securities Trust Series 2017-GS5 Class A4	3.674%		3/10/2050	9,750,000	9,610,187
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5	3.914%		1/15/2049	17,800,073	17,651,513
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A5	2.87%		8/15/2049	16,732,000	16,418,998
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.822%		7/15/2048	1,463,356	1,459,144
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 Class A5(d)	3.723%		3/15/2050	20,000,000	19,743,198
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	5,321,499	5,268,523
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	5,000,000	4,930,577
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3	3.141%		12/15/2049	6,862,700	6,718,482
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5	3.531%		10/15/2048	9,945,913	9,925,828
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	7,458,012	7,442,803
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	11,569,993	11,506,754
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A4	2.60%		9/15/2049	11,441,729	11,291,834
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	20,970,106	20,606,585
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	5,700,000	5,659,528

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	$9,572,696	$9,357,825
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	17,523,000	17,202,970
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class A4	3.695%		11/15/2048	8,121,559	8,099,795
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	5.528% (1 mo. USD Term SOFR + 1.16%)	#	7/15/2048	19,000,000	19,014,478
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	25,050,000	24,809,435
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3	2.684%		10/15/2049	10,361,180	10,230,420
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	11,180,000	11,031,675
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A4	3.37%		1/15/2059	1,217,901	1,215,478
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A6	3.635%		1/15/2059	20,000,000	19,886,300
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class A4	3.631%		1/15/2060	17,777,000	17,585,757
Total Non-Agency Commercial Mortgage-Backed Securities (cost $717,243,142)					721,577,982

U.S. TREASURY OBLIGATIONS 2.04%
U.S. Treasury Notes	3.875%		5/31/2027	210,189,000	210,911,525
U.S. Treasury Notes	4.25%		11/30/2026	74,000,000	74,404,687
Total U.S. Treasury Obligations (cost $284,509,369)					285,316,212
Total Long-Term Investments (cost $12,729,214,986)					12,780,759,157

SHORT-TERM INVESTMENTS 10.44%

COMMERCIAL PAPER 10.16%

Beverages 0.16%
Bacardi-Martini BV†	5.006%		10/9/2025	10,000,000	9,949,639
Bacardi-Martini BV†	5.073%		9/4/2025	13,052,000	13,048,396
Total					22,998,035

Building Materials 0.40%
CRH America Finance, Inc.†	4.715%		11/12/2025	56,400,000	55,873,602

Chemicals 0.65%
FMC Corp.†	5.123%		9/2/2025	15,829,000	15,829,000
FMC Corp.†	5.347%		9/18/2025	30,000,000	29,930,000

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
FMC Corp.†	5.347%	9/25/2025	$23,490,000	$23,411,211
FMC Corp.†	5.348%	9/22/2025	21,543,000	21,480,166
Total				90,650,377

Commercial Services 0.67%
Global Payments, Inc.	4.91%	9/2/2025	80,015,000	80,015,000
Global Payments, Inc.	4.942%	9/4/2025	13,800,000	13,796,266
Total				93,811,266

Diversified Financial Services 0.71%
Brookfield Infrastructure Holdings Canada, Inc.	4.86%	11/26/2025	40,000,000	39,538,288
Brookfield Infrastructure Holdings Canada, Inc.	4.861%	11/26/2025	60,000,000	59,307,432
Total				98,845,720

Electric 0.32%
Evergy Kansas Central, Inc.†	4.514%	9/2/2025	2,700,000	2,700,000
Evergy Missouri West, Inc.†	4.75%	9/3/2025	42,000,000	41,994,540
Total				44,694,540

Gas 0.16%
WGL Holdings, Inc.†	5.034%	9/3/2025	21,748,000	21,745,004

Health Care-Services 1.13%
City of Hope	4.791%	9/18/2025	53,950,000	53,837,300
CommonSpirit Health	4.955%	10/2/2025	13,070,000	13,017,175
CommonSpirit Health	4.96%	10/15/2025	59,375,000	59,031,037
CommonSpirit Health	5.012%	10/24/2025	31,624,000	31,400,172
Total				157,285,684

Investment Companies 0.50%
HA Sustainable Infrastructure Capital, Inc.†	5.038%	9/23/2025	10,000,000	9,971,125
HA Sustainable Infrastructure Capital, Inc.†	5.038%	9/24/2025	10,000,000	9,969,750
HA Sustainable Infrastructure Capital, Inc.†	5.087%	9/9/2025	5,000,000	4,995,139
HA Sustainable Infrastructure Capital, Inc.†	5.089%	9/17/2025	5,000,000	4,989,583
HA Sustainable Infrastructure Capital, Inc.†	5.089%	9/18/2025	20,000,000	19,955,556
HA Sustainable Infrastructure Capital, Inc.†	5.104%	10/21/2025	20,000,000	19,863,889
Total				69,745,042

Leisure Time 0.29%
Harley-Davidson Financial Services, Inc.†	5.053%	10/24/2025	22,000,000	21,843,335
Harley-Davidson Financial Services, Inc.†	5.083%	11/5/2025	2,600,000	2,576,905
Harley-Davidson Financial Services, Inc.†	5.117%	10/14/2025	8,700,000	8,649,351
Harley-Davidson Financial Services, Inc.†	5.157%	10/24/2025	7,500,000	7,445,617
Total				40,515,208

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.66%
Canadian Natural Resources Ltd.†	4.788%	9/25/2025	$18,497,000	$18,441,458
Ovintiv, Inc.†	4.985%	9/22/2025	26,104,000	26,032,939
Ovintiv, Inc.†	5.104%	9/22/2025	10,800,000	10,770,000
Ovintiv, Inc.†	5.171%	9/22/2025	37,700,000	37,594,021
Total				92,838,418

Packaging & Containers 0.30%
Sonoco Products Co.	4.967%	9/8/2025	16,526,000	16,512,531
Sonoco Products Co.	5.001%	9/12/2025	26,100,000	26,064,330
Total				42,576,861

Pharmaceuticals 1.41%
Bayer Corp.†	4.623%	8/4/2026	54,500,000	52,310,904
CVS Health Corp.†	5.243%	9/30/2025	144,481,000	143,907,892
Total				196,218,796

Pipelines 0.81%
Targa Resources Corp.†	4.565%	9/2/2025	98,603,000	98,603,000
Western Midstream Operating LP†	4.85%	9/3/2025	15,000,000	14,998,008
Total				113,601,008

REITS 0.92%
Crown Castle, Inc.†	4.988%	9/25/2025	21,000,000	20,934,258
Crown Castle, Inc.†	5.074%	9/11/2025	46,850,000	46,791,672
Crown Castle, Inc.†	5.12%	9/4/2025	30,750,000	30,741,424
Crown Castle, Inc.†	5.121%	9/4/2025	30,000,000	29,991,633
Total				128,458,987

Retail 0.15%
AutoNation, Inc.†	4.819%	9/2/2025	20,873,000	20,873,000

Telecommunications 0.92%
TELUS Corp.†	4.896%	12/30/2025	34,809,000	34,234,801
TELUS Corp.†	4.99%	2/23/2026	65,282,000	63,741,462
TELUS Corp.†	5.134%	9/4/2025	29,000,000	28,991,945
TELUS Corp.†	5.134%	9/5/2025	1,500,000	1,499,375
Total				128,467,583
Total Commercial Paper (cost $1,419,091,484)				1,419,199,131

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2025

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.26%
Repurchase Agreement dated 8/29/2025, 4.000% due 9/2/2025 with Fixed Income Clearing Corp. collateralized by $35,905,300 of U.S. Treasury Note at 4.375% due 7/15/2027; value: $36,549,053; proceeds: $35,848,245 (cost $35,832,319)	$35,832,319	$35,832,319

Time Deposits 0.00%
CitiBank N.A.(i) (cost $315,172)	315,172	315,172

	Shares

Money Market Funds 0.02%
Fidelity Government Portfolio(i) (cost $2,836,544)	2,836,544	2,836,544
Total Short-Term Investments (cost $1,458,075,519)		1,458,183,166
Total Investments in Securities 101.98% (cost $14,187,290,505)		14,238,942,323
Less Unfunded Loan Commitments (0.18%) (cost $25,412,195)		(25,634,830)
Net Investments in Securities 101.80% (cost $14,161,878,310)		14,213,307,493
Other Assets and Liabilities – Net(j) (1.80)%		(251,017,688)
Net Assets 100.00%		$13,962,289,805

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2025, the total value of Rule 144A securities was $6,648,705,741, which represents 47.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2025.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond - Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2025.
(f)	Interest Rate to be determined.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Security partially/fully unfunded.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2025

Futures Contracts at August 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2025	2,032	Long	$423,059,560	$423,751,374	$691,814

The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,146,384,203	$–	$4,146,384,203
Corporate Bonds	–	6,945,692,183	–	6,945,692,183
Floating Rate Loans
Computers	–	43,725,540	47,534,490	91,260,030
Remaining Industries	–	512,903,632	–	512,903,632
Less Unfunded Loan Commitments	–	(25,634,830)	–	(25,634,830)
Foreign Government Obligations	–	77,624,915	–	77,624,915
Non-Agency Commercial Mortgage-Backed Securities	–	721,577,982	–	721,577,982
U.S. Treasury Obligations	–	285,316,212	–	285,316,212
Short-Term Investments
Commercial Paper	–	1,419,199,131	–	1,419,199,131
Repurchase Agreements	–	35,832,319	–	35,832,319
Time Deposits	–	315,172	–	315,172
Money Market Funds	2,836,544	–	–	2,836,544
Total	$2,836,544	$14,162,936,459	$47,534,490	$14,213,307,493
Other Financial Instruments
Futures Contracts
Assets	$691,814	$–	$–	$691,814
Liabilities	–	–	–	–
Total	$691,814	$–	$–	$691,814

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	339

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or

Notes to Schedule of Investments (unaudited)(continued)

quotations from broker/dealers to the extent available. Investments in the Underlying Funds, with the exception of the Private Credit Fund (“PCF”) are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at their NAV each month end.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market mutual funds are valued at their NAV as of the close of business.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Convertible Fund	$1,497,250	$1,556,250
Core Fixed Income Fund	6,557,691	6,858,380
Core Plus Bond Fund	14,698,526	15,197,060
Floating Rate Fund	18,549,187	19,385,520
High Yield Fund	94,743,906	98,906,900
Income Fund	46,469,127	48,347,176
Short Duration Core Bond Fund	3,705,694	3,850,730
Short Duration Income Fund	89,952,843	93,718,137
Total Return Fund	9,310,795	9,662,666
Ultra Short Bond Fund	3,031,392	3,151,716

Notes to Schedule of Investments (unaudited)(continued)

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the period ended August 31, 2025:

Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2025	Shares as of 8/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$205,831,996	$3,236,281	$(29,616,984)	$4,994,213	$(2,296,646)	$182,148,860	8,885,310	$2,536,280	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	297,385,632	219,157,021	(9,204,424)	(557,505)	688,809	507,469,533	54,566,617	11,326,275	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	313,340,083	14,921,128	(44,079,370)	11,552,546	(12,364,654)	283,369,733	11,262,708	1,900,729	11,920,393
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,654,493	3,552,064	(2,212,000)	(397,684)	2,299,946	74,896,819	17,138,860	3,283,168	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	277,571,998	860,000	(38,755,188)	8,055,110	671,485	248,403,405	14,901,224	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	231,832,959	800,000	(33,055,664)	13,720,662	13,192,506	226,490,463	3,965,863	–	–
Lord Abbett Investment Trust-High Yield Fund-Class I	102,566,840	42,309,334	(15,534,196)	(2,640,587)	1,903,120	128,604,511	20,031,855	5,436,884	–
Lord Abbett Investment Trust-Income Fund-Class I	191,930,416	56,199,142	(247,350,978)	5,661,757	(6,440,337)	–	–	7,869,604	–
Lord Abbett Securities Trust-International Equity Fund-Class I	86,482,437	3,714,065	(12,813,310)	580,734	10,446,700	88,410,626	4,961,315	1,304,827	2,094,238
Lord Abbett Securities Trust-International Value Fund-Class I	74,927,109	2,297,409	(11,145,952)	606,293	12,189,315	78,874,174	8,089,659	2,019,409	–

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2025	Shares as of 8/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	$45,580,956	$79,918,429	$(125,869,932)	$166,777	$203,770	$–	–	$3,782,420	$–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	4,274,274	109,606,015	(3,793,276)	40,115	183,471	110,310,599	10,976,179	1,033,986	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	112,910,282	174,000	(49,633,268)	(9,174,981)	(4,731,838)	49,544,195	2,459,990	–	–
Lord Abbett Private Credit Fund	16,900,783	12,571,429	–	–	(59,681)	29,412,531	1,168,555	1,993,693	–
Total	$2,033,190,258	$549,316,317	$(623,064,542)	$32,607,450	$15,885,966	$2,007,935,449		$42,487,275	$14,014,631

Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2025	Shares as of 8/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$46,022,961	$589,000	$(6,408,428)	$1,048,224	$(480,926)	$40,770,830	1,988,821	$589,000	$–
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	263,160,855	94,880,022	(9,666,555)	(2,388,160)	2,408,706	348,394,868	37,461,814	9,664,630	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund- Class I	69,175,661	3,213,299	(9,397,810)	2,299,935	(2,699,616)	62,591,469	2,487,737	432,089	2,781,210
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	26,536,208	1,212,499	(1,183,000)	(209,468)	904,583	27,260,822	6,238,174	1,212,465	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	63,859,392	–	(8,686,000)	2,184,138	(193,126)	57,164,405	3,429,178	–	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	52,564,661	–	(7,205,532)	3,221,889	2,767,599	51,348,617	899,118	–	–

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated funds	Value at 11/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2025	Shares as of 8/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Investment Trust-High Yield Fund-Class I	$62,506,113	$18,503,380	$(7,710,827)	$(1,323,364)	$827,154	$72,802,456	11,339,946	$3,362,927	$–
Lord Abbett Investment Trust-Income Fund-Class I	88,524,585	15,066,196	(103,049,086)	1,228,926	(1,770,621)	–	–	3,527,030	–
Lord Abbett Securities Trust-International Equity Fund-Class I	38,007,267	1,576,822	(5,600,000)	279,849	4,612,397	38,876,335	2,181,613	605,308	971,514
Lord Abbett Securities Trust-International Value Fund-Class I	29,686,481	815,426	(4,418,000)	357,168	4,823,930	31,265,005	3,206,667	815,426	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	37,409,465	1,198,038	(38,724,335)	245,279	(128,447)	–	–	1,206,620	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1,776,037	43,243,092	(2,741,329)	18,411	82,497	42,378,708	4,216,787	472,522	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	25,752,507	–	(20,819,422)	(4,676,814)	(256,271)	–	–	–	–
Lord Abbett Private Credit Fund	7,394,080	5,500,000	–	–	(26,111)	12,867,969	511,243	872,239	–
Total	$812,376,273	$185,797,774	$(225,610,324)	$2,286,013	$10,871,748	$785,721,484		$22,760,256	$3,752,724

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. August 31, 2025, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.07%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	25.27%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	14.11%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.73%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.37%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.28%
Lord Abbett Investment Trust-High Yield Fund-Class I	6.41%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.40%
Lord Abbett Securities Trust-International Value Fund-Class I	3.93%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	5.49%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.47%
Lord Abbett Private Credit Fund	1.47%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.19%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	44.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	7.97%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.47%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.27%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.53%
Lord Abbett Investment Trust-High Yield Fund-Class I	9.27%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.95%
Lord Abbett Securities Trust-International Value Fund-Class I	3.98%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	5.39%
Lord Abbett Private Credit Fund	1.64%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-INV-3Q

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